UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01766
Name of Registrant: Vanguard Variable Insurance Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2018
Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (91.5%)
Finance (11.0%)
	Banking (3.4%)
	Ally Financial Inc.	4.625%	5/19/22	105	106
	Ally Financial Inc.	5.125%	9/30/24	480	494
	Ally Financial Inc.	4.625%	3/30/25	885	879
	Ally Financial Inc.	5.750%	11/20/25	3,415	3,522
	Ally Financial Inc.	8.000%	11/1/31	215	260
1	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	4,000	3,595
1,2 BNP Paribas SA		6.750%	3/14/66	1,805	1,830
1	Credit Suisse AG	6.250%	12/31/50	5,280	5,217
1	ING Groep NV	6.875%	4/16/66	2,400	2,435
3	Intesa Sanpaolo SPA	5.710%	1/15/26	2,105	1,916
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,708
1	UBS Group AG	6.875%	3/22/66	3,700	3,807

	Brokerage (0.3%)
4,5 Brookfield WEC Holdings Inc. Bank Loan		5.992%	8/1/25	2,010	2,034

	Finance Companies (4.6%)
1,3 AerCap Global Aviation Trust		6.500%	6/15/45	3,950	4,098
	Aircastle Ltd.	5.125%	3/15/21	30	31
	Aircastle Ltd.	5.500%	2/15/22	830	862
	Aircastle Ltd.	5.000%	4/1/23	715	732
	Aircastle Ltd.	4.125%	5/1/24	1,860	1,818
	CIT Group Inc.	5.000%	8/15/22	1,205	1,228
3	Freedom Mortgage Corp.	8.250%	4/15/25	740	716
	Navient Corp.	7.250%	1/25/22	615	651
	Navient Corp.	6.500%	6/15/22	4,450	4,617
	Navient Corp.	5.500%	1/25/23	2,325	2,322
	Navient Corp.	7.250%	9/25/23	590	626
	Navient Corp.	6.750%	6/25/25	5,180	5,219
	Navient Corp.	6.750%	6/15/26	730	722
	Navient Corp.	5.625%	8/1/33	1,052	882
	Springleaf Finance Corp.	5.250%	12/15/19	210	213
	Springleaf Finance Corp.	8.250%	12/15/20	1,405	1,525
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,122
	Springleaf Finance Corp.	6.125%	5/15/22	385	397
	Springleaf Finance Corp.	8.250%	10/1/23	515	568
	Springleaf Finance Corp.	6.875%	3/15/25	715	711
	Springleaf Finance Corp.	7.125%	3/15/26	4,440	4,412

	Insurance (2.1%)
1	Aegon NV	5.500%	4/11/48	2,220	2,140
4,5 Asurion LLC Bank Loan		5.242%	11/3/24	3,102	3,121
	Genworth Holdings Inc.	7.700%	6/15/20	130	133
	Genworth Holdings Inc.	7.200%	2/15/21	830	837
	Genworth Holdings Inc.	7.625%	9/24/21	760	772
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,285
	Genworth Holdings Inc.	4.800%	2/15/24	475	407
3	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,831

	MGIC Investment Corp.	5.750%	8/15/23	725	758
	Radian Group Inc.	4.500%	10/1/24	2,145	2,113
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,728

	Other Finance (0.4%)
	CNO Financial Group Inc.	4.500%	5/30/20	150	152
	CNO Financial Group Inc.	5.250%	5/30/25	1,865	1,900
4,5	Trans Union LLC Bank Loan	4.076%	6/19/25	1,137	1,139

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	1,400	1,449
	Starwood Property Trust Inc.	4.750%	3/15/25	40	38
					83,078
Industrial (79.1%)
	Basic Industry (6.6%)
	AK Steel Corp.	7.625%	10/1/21	355	362
	AK Steel Corp.	7.500%	7/15/23	2,395	2,515
	AK Steel Corp.	6.375%	10/15/25	630	598
	AK Steel Corp.	7.000%	3/15/27	2,720	2,618
3	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	2,823	3,003
	Chemours Co.	6.625%	5/15/23	1,327	1,383
	Chemours Co.	7.000%	5/15/25	2,640	2,812
	Chemours Co.	5.375%	5/15/27	625	602
3	Commercial Metals Co.	5.750%	4/15/26	815	792
	Commercial Metals Co.	5.375%	7/15/27	565	530
3	Constellium NV	5.750%	5/15/24	1,085	1,080
3	Constellium NV	6.625%	3/1/25	2,485	2,522
3,6	Constellium NV	4.250%	2/15/26	120	141
3	Constellium NV	5.875%	2/15/26	260	252
3,6	CTC BondCo GmbH	5.250%	12/15/25	425	489
3	First Quantum Minerals Ltd.	7.000%	2/15/21	1,820	1,799
3	First Quantum Minerals Ltd.	7.250%	5/15/22	1,580	1,544
3	First Quantum Minerals Ltd.	6.500%	3/1/24	710	649
3	First Quantum Minerals Ltd.	6.875%	3/1/26	585	531
3	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	635	630
3	FMG Resources August 2006 Pty Ltd.	5.125%	3/15/23	1,980	1,942
3	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	610	592
	Graphic Packaging International Inc.	4.125%	8/15/24	1,125	1,091
3	New Gold Inc.	6.250%	11/15/22	1,149	1,005
3	New Gold Inc.	6.375%	5/15/25	1,510	1,261
3	Novelis Corp.	6.250%	8/15/24	1,580	1,612
3	Novelis Corp.	5.875%	9/30/26	2,335	2,271
	Olin Corp.	5.125%	9/15/27	1,685	1,624
	Olin Corp.	5.000%	2/1/30	325	303
2,4,7Starfruit Finco B.V. Bank Loan		0.000%	9/20/25	660	663
3,6	Starfruit Finco BV / Starfruit US Holdco LLC	6.500%	10/1/26	260	304
3	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	710	717
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,330
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,302
	Steel Dynamics Inc.	4.125%	9/15/25	70	67
	Steel Dynamics Inc.	5.000%	12/15/26	270	269
3	Teck Resources Ltd.	8.500%	6/1/24	1,395	1,522
	Teck Resources Ltd.	6.125%	10/1/35	235	245
	Teck Resources Ltd.	6.000%	8/15/40	200	203
	Teck Resources Ltd.	6.250%	7/15/41	645	674
	Teck Resources Ltd.	5.200%	3/1/42	150	138

	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,363
3	Tronox Finance plc	5.750%	10/1/25	275	256
3	Tronox Inc.	6.500%	4/15/26	2,725	2,609
	United States Steel Corp.	6.650%	6/1/37	460	411
3	Versum Materials Inc.	5.500%	9/30/24	640	654

	Capital Goods (9.5%)
3	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	1,840	1,842
3	ARD Finance SA	7.125%	9/15/23	1,140	1,153
	ARD Finance SA	7.125%	9/15/23	655	662
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,765	1,847
3	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	3,365	3,298
3,8 Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	203
3	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,259
3	Ashtead Capital Inc.	5.250%	8/1/26	545	549
3	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,468
	Ball Corp.	4.875%	3/15/26	2,815	2,801
3	Beacon Escrow Corp.	4.875%	11/1/25	2,285	2,105
3	Berry Global Inc.	4.500%	2/15/26	1,420	1,349
3	Bombardier Inc.	7.750%	3/15/20	2,350	2,459
3	Bombardier Inc.	6.125%	1/15/23	1,958	1,960
3	Bombardier Inc.	7.500%	3/15/25	1,412	1,456
3	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	153
3	Cemex SAB de CV	6.125%	5/5/25	3,580	3,696
3	Cemex SAB de CV	7.750%	4/16/26	735	803
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,038
3	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	710	680
3,6 Crown European Holdings SA		2.875%	2/1/26	1,555	1,774
3	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,830
3	Jeld-Wen Inc.	4.625%	12/15/25	345	318
3	Jeld-Wen Inc.	4.875%	12/15/27	350	319
3	LANXESS AG	6.000%	4/1/24	290	298
	Lennar Corp.	4.750%	11/29/27	1,285	1,235
3,6 Loxam SAS		4.250%	4/15/24	190	233
3,6 Loxam SAS		6.000%	4/15/25	185	230
3	OI European Group BV	4.000%	3/15/23	660	629
3	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	920
3	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	366
	PulteGroup Inc.	5.500%	3/1/26	1,245	1,239
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	955	955
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,223
3	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	445
3	Standard Industries Inc.	5.500%	2/15/23	295	298
3	Standard Industries Inc.	5.375%	11/15/24	1,385	1,383
3	Standard Industries Inc.	6.000%	10/15/25	4,295	4,392
3	Standard Industries Inc.	5.000%	2/15/27	495	465
3	Standard Industries Inc.	4.750%	1/15/28	1,025	946
	TransDigm Inc.	6.500%	7/15/24	1,600	1,636
	TransDigm Inc.	6.500%	5/15/25	2,635	2,684

	TransDigm Inc.	6.375%	6/15/26	1,250	1,261
	United Rentals North America Inc.	4.625%	7/15/23	840	846
	United Rentals North America Inc.	5.750%	11/15/24	600	616
	United Rentals North America Inc.	5.500%	7/15/25	1,025	1,045
	United Rentals North America Inc.	4.625%	10/15/25	1,665	1,615
	United Rentals North America Inc.	5.875%	9/15/26	1,215	1,244
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,104
	United Rentals North America Inc.	4.875%	1/15/28	2,095	1,969
3	USG Corp.	5.500%	3/1/25	263	269
3	USG Corp.	4.875%	6/1/27	1,430	1,446

	Communication (19.4%)
3	Altice Financing SA	6.625%	2/15/23	1,875	1,889
3	Altice France SA	6.250%	5/15/24	930	917
3	Altice France SA	7.375%	5/1/26	1,150	1,150
3	Altice Luxembourg SA	7.750%	5/15/22	1,250	1,217
3	Altice Luxembourg SA	7.625%	2/15/25	1,200	1,089
3	Altice US Finance I Corp.	5.500%	5/15/26	2,500	2,491
	Belo Corp.	7.750%	6/1/27	920	980
	Belo Corp.	7.250%	9/15/27	667	689
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	3/15/21	250	252
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	365	368
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	400	402
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	5/1/23	2,990	2,997
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	1,150	1,167
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	1/15/24	145	147
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	5/1/25	2,516	2,494
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	2/15/26	1,450	1,452
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.500%	5/1/26	1,386	1,369
3	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.875%	5/1/27	445	439
3	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	1,935	1,950
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.484%	10/23/45	1,191	1,276
4,5 Crown Finance US Inc. Bank Loan		4.742%	2/22/25	3,672	3,665
	CSC Holdings LLC	6.750%	11/15/21	1,735	1,826
3	CSC Holdings LLC	5.500%	4/15/27	2,610	2,532
	DISH DBS Corp.	6.750%	6/1/21	4,530	4,615
	DISH DBS Corp.	5.875%	7/15/22	4,046	3,940
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,256
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,149
	DISH DBS Corp.	7.750%	7/1/26	3,610	3,402
	Embarq Corp.	7.995%	6/1/36	720	718
	Gannett Co. Inc.	6.375%	10/15/23	1,150	1,186
3	Gannett Co. Inc.	5.500%	9/15/24	320	324
3	Gray Television Inc.	5.125%	10/15/24	1,751	1,690
3	Gray Television Inc.	5.875%	7/15/26	1,170	1,158

	Lamar Media Corp.	5.750%	2/1/26	170	176
	Level 3 Financing Inc.	5.375%	8/15/22	2,515	2,537
	Level 3 Financing Inc.	5.625%	2/1/23	870	880
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,126
	Liberty Interactive LLC	8.500%	7/15/29	1,465	1,575
	Liberty Interactive LLC	8.250%	2/1/30	3,945	4,206
	Netflix Inc.	5.500%	2/15/22	980	1,009
	Netflix Inc.	5.875%	2/15/25	1,495	1,542
	Netflix Inc.	4.375%	11/15/26	215	202
	Nokia Oyj	4.375%	6/12/27	1,555	1,493
	Quebecor Media Inc.	5.750%	1/15/23	2,635	2,714
	Qwest Corp.	6.875%	9/15/33	481	480
3	Sinclair Television Group Inc.	5.625%	8/1/24	200	196
3	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,671
3	Sinclair Television Group Inc.	5.125%	2/15/27	1,975	1,817
	Sprint Capital Corp.	6.875%	11/15/28	4,575	4,598
	Sprint Capital Corp.	8.750%	3/15/32	2,315	2,604
3	Sprint Communications Inc.	7.000%	3/1/20	2,285	2,374
	Sprint Communications Inc.	6.000%	11/15/22	1,055	1,076
	Sprint Corp.	7.875%	9/15/23	9,159	9,857
	Sprint Corp.	7.125%	6/15/24	2,101	2,180
	Sprint Corp.	7.625%	2/15/25	1,625	1,723
	T-Mobile USA Inc.	5.375%	4/15/27	3,155	3,135
	Telecom Italia Capital SA	6.375%	11/15/33	381	378
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	975
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,382
3	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,600	3,399
	Time Warner Cable LLC	5.875%	11/15/40	60	60
	Time Warner Cable LLC	5.500%	9/1/41	1,523	1,463
	Tribune Media Co.	5.875%	7/15/22	1,945	1,981
3	Univision Communications Inc.	5.125%	5/15/23	550	524
3	Univision Communications Inc.	5.125%	2/15/25	6,040	5,647
3	UPCB Finance IV Ltd.	5.375%	1/15/25	800	799
1	Viacom Inc.	5.875%	2/28/57	2,560	2,509
1	Viacom Inc.	6.250%	2/28/57	944	927
	Videotron Ltd.	5.000%	7/15/22	3,763	3,857
3	Videotron Ltd.	5.375%	6/15/24	260	267
3	Virgin Media Finance plc	6.000%	10/15/24	1,145	1,146
3	Virgin Media Secured Finance plc	5.500%	1/15/25	1,210	1,207
3	Virgin Media Secured Finance plc	5.250%	1/15/26	2,917	2,837
3	Virgin Media Secured Finance plc	5.500%	8/15/26	355	351
3	VTR Finance BV	6.875%	1/15/24	2,720	2,768
3	WMG Acquisition Corp.	5.000%	8/1/23	740	738
3	WMG Acquisition Corp.	4.875%	11/1/24	1,105	1,077
3	WMG Acquisition Corp.	5.500%	4/15/26	2,606	2,580
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,406
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,674	1,737
3	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	445	444

	Consumer Cyclical (9.9%)
3	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	1,755	1,667
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	2,795	2,676
3	Adient Global Holdings Ltd.	4.875%	8/15/26	4,720	4,201
3	APX Group Inc.	8.875%	12/1/22	4,155	4,196
4,5 Bass Pro Group, LLC Bank Loan		7.242%	12/15/23	1,916	1,934

	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	775	752
	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	835	837
3	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	5,071	4,824
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,043
3	Delta Merger Sub Inc.	6.000%	9/15/26	1,255	1,271
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	106
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,722
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,810	1,835
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,630	1,634
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	2,009	1,886
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,278	3,016
3	GW Honos Security Corp.	8.750%	5/15/25	1,385	1,349
3	Hanesbrands Inc.	4.625%	5/15/24	730	708
3	Hanesbrands Inc.	4.875%	5/15/26	735	704
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,708
3	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,570	2,554
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,025	2,964
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	2,400	2,352
	KB Home	4.750%	5/15/19	830	835
	KB Home	7.000%	12/15/21	230	242
	KB Home	7.500%	9/15/22	215	232
	KB Home	7.625%	5/15/23	1,300	1,394
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	815	809
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	872	869
3	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	935	896
3	L Brands Inc.	6.694%	1/15/27	1,287	1,210
	L Brands Inc.	5.250%	2/1/28	1,301	1,119
	Lennar Corp.	4.125%	1/15/22	1,015	1,005
	Lennar Corp.	4.875%	12/15/23	625	628
	Lennar Corp.	4.500%	4/30/24	2,825	2,765
	Lennar Corp.	5.875%	11/15/24	140	146
	Lennar Corp.	5.250%	6/1/26	270	268
	Lennar Corp.	5.000%	6/15/27	1,245	1,211
3,6 LHMC Finco Sarl		6.250%	12/20/23	1,310	1,572
3	LHMC Finco Sarl	7.875%	12/20/23	1,720	1,746
	Meritage Homes Corp.	5.125%	6/6/27	505	468
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,483
	Penske Automotive Group Inc.	5.375%	12/1/24	908	888
3	PetSmart Inc.	5.875%	6/1/25	750	615
	PulteGroup Inc.	5.000%	1/15/27	130	123
	Service Corp. International	8.000%	11/15/21	1,225	1,351
	Service Corp. International	5.375%	1/15/22	905	917
	Service Corp. International	4.625%	12/15/27	205	196
3	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	441
3	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	439
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	290
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	1,862
	William Lyon Homes Inc.	7.000%	8/15/22	450	457

	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,314

	Consumer Noncyclical (12.3%)
	Aramark Services Inc.	5.125%	1/15/24	975	986
3	Aramark Services Inc.	5.000%	4/1/25	1,400	1,405
	Aramark Services Inc.	4.750%	6/1/26	580	570
3	Aramark Services Inc.	5.000%	2/1/28	1,465	1,436
3	Catalent Pharma Solutions Inc.	4.875%	1/15/26	435	418
3	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	2,000	1,985
3	Charles River Laboratories International Inc.	5.500%	4/1/26	310	315
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	510
	CHS/Community Health Systems Inc.	6.875%	2/1/22	3,964	2,220
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,286
3	CHS/Community Health Systems Inc.	8.125%	6/30/24	1,503	1,255
3	Coty Inc.	6.500%	4/15/26	740	692
3,6 Darling Global Finance BV		3.625%	5/15/26	395	471
3,6 Diamond BC BV		5.625%	8/15/25	3,235	3,501
3,5 Endo Dac / Endo Finance LLC / Endo Finco
	Inc.	6.000%	2/1/25	2,845	2,447
3	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,985	2,649
3,6 Energizer Gamma Acquisition BV		4.625%	7/15/26	1,450	1,745
3	Energizer Gamma Acquisition Inc.	6.375%	7/15/26	1,580	1,627
	HCA Inc.	6.250%	2/15/21	870	908
	HCA Inc.	5.875%	3/15/22	1,850	1,961
	HCA Inc.	4.750%	5/1/23	2,100	2,139
	HCA Inc.	5.375%	2/1/25	1,405	1,433
	HCA Inc.	5.250%	4/15/25	1,500	1,545
	HCA Inc.	7.690%	6/15/25	130	145
	HCA Inc.	5.875%	2/15/26	1,900	1,976
	HCA Inc.	5.250%	6/15/26	975	1,002
3	Hologic Inc.	4.625%	2/1/28	570	534
3	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	477	506
3	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,570	1,617
3	Lamb Weston Holdings Inc.	4.625%	11/1/24	65	64
3	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,040	1,013
4,5 Lands' End, Inc. Bank Loan		5.492%	3/12/21	2,881	2,800
3	MEDNAX Inc.	5.250%	12/1/23	580	580
3	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,650
3	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,652
3	Post Holdings Inc.	5.500%	3/1/25	795	788
3	Post Holdings Inc.	5.000%	8/15/26	4,100	3,869
3	Post Holdings Inc.	5.750%	3/1/27	970	951
3	Post Holdings Inc.	5.625%	1/15/28	2,720	2,618
3	Quintiles IMS Inc.	5.000%	10/15/26	1,330	1,303
3	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	752
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	457
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,294
4,5 Revlon Consumer Products Corp. Bank Loan		5.813%	9/7/23	176	134
4,5 Revlon Consumer Products Corp. Bank Loan		5.813%	9/7/23	597	454
4,5 Revlon Consumer Products Corp. Bank Loan		5.886%	9/7/23	2	2
3	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,972
3	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	725	733
	Tenet Healthcare Corp.	4.750%	6/1/20	835	841
	Tenet Healthcare Corp.	4.500%	4/1/21	932	930

Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,494
Tenet Healthcare Corp.	4.625%	7/15/24	279	271
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,065	2,008
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	1,295	1,078
Teva Pharmaceutical Finance Netherlands III
BV	6.750%	3/1/28	1,965	2,073
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	300	218
3 TreeHouse Foods Inc.	6.000%	2/15/24	1,800	1,858
3 Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	620	645
3 Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	1,390	1,468
3 Valeant Pharmaceuticals International Inc.	5.500%	11/1/25	945	943
3 Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	878
3 Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	520	561
3 Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,505	1,580
3 VRX Escrow Corp.	6.125%	4/15/25	4,950	4,702
3 West Street Merger Sub Inc.	6.375%	9/1/25	4,050	3,837

Energy (12.2%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.625%	5/20/24	1,395	1,385
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.875%	8/20/26	1,765	1,752
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.500%	5/20/25	620	609
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.750%	5/20/27	1,745	1,714
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	6.375%	5/1/24	1,280	1,357
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	1,510	1,546
Antero Resources Corp.	5.125%	12/1/22	1,445	1,467
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,236
Chesapeake Energy Corp.	7.500%	10/1/26	975	975
Chesapeake Energy Corp.	8.000%	6/15/27	3,125	3,187
3 DCP Midstream LLC	5.350%	3/15/20	335	342
DCP Midstream Operating LP	2.700%	4/1/19	600	598
3 DCP Midstream Operating LP	4.750%	9/30/21	597	606
DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,463
DCP Midstream Operating LP	3.875%	3/15/23	801	781
DCP Midstream Operating LP	5.600%	4/1/44	875	838
Diamondback Energy Inc.	4.750%	11/1/24	175	175
Diamondback Energy Inc.	5.375%	5/31/25	1,430	1,462
Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,632
Energy Transfer Equity LP	4.250%	3/15/23	2,430	2,418
Energy Transfer Equity LP	5.875%	1/15/24	1,656	1,747
Energy Transfer Equity LP	5.500%	6/1/27	3,592	3,722
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,285
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	411
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	640
Laredo Petroleum Inc.	5.625%	1/15/22	2,107	2,096
Laredo Petroleum Inc.	6.250%	3/15/23	2,158	2,163
3 Matador Resources Co.	5.875%	9/15/26	2,760	2,788
3 MEG Energy Corp.	6.375%	1/30/23	850	773
3 MEG Energy Corp.	7.000%	3/31/24	1,439	1,309
3 MEG Energy Corp.	6.500%	1/15/25	2,850	2,814

	Newfield Exploration Co.	5.625%	7/1/24	600	632
3	NGPL PipeCo LLC	4.375%	8/15/22	400	404
3	NGPL PipeCo LLC	4.875%	8/15/27	475	473
3	Noble Holding International Ltd.	7.875%	2/1/26	460	477
3	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,346
3	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	189
	QEP Resources Inc.	6.800%	3/1/20	220	227
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,275
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,229
3	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,351
3	Rockies Express Pipeline LLC	6.875%	4/15/40	420	482
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,351
	SESI LLC	7.125%	12/15/21	990	1,002
	SESI LLC	7.750%	9/15/24	1,045	1,066
	SM Energy Co.	6.125%	11/15/22	935	962
	SM Energy Co.	5.000%	1/15/24	1,994	1,949
	SM Energy Co.	5.625%	6/1/25	1,651	1,643
	SM Energy Co.	6.750%	9/15/26	720	745
	SM Energy Co.	6.625%	1/15/27	500	517
3	Southern Star Central Corp.	5.125%	7/15/22	480	480
	Southwestern Energy Co.	6.200%	1/23/25	2,693	2,673
	Southwestern Energy Co.	7.750%	10/1/27	591	624
3	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	780	753
3	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	490	470
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	1,280	1,280
3	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	1,845	1,863
1,3 Transocean Guardian Ltd.		5.875%	1/15/24	1,100	1,107
1,3 Transocean Phoenix 2 Ltd.		7.750%	10/15/24	625	658
1,3 Transocean Pontus Ltd.		6.125%	8/1/25	896	909
1,3 Transocean Proteus Ltd.		6.250%	12/1/24	820	833
3	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	1,915	1,881
	Weatherford International Ltd.	7.000%	3/15/38	517	397
	Weatherford International Ltd.	6.750%	9/15/40	1,918	1,462
	Weatherford International Ltd.	5.950%	4/15/42	1,970	1,404
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	3,412
	Williams Cos. Inc.	3.700%	1/15/23	653	645
	Williams Cos. Inc.	4.550%	6/24/24	414	421
	Williams Cos. Inc.	5.750%	6/24/44	640	683
	WPX Energy Inc.	6.000%	1/15/22	732	758
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,743
	WPX Energy Inc.	5.750%	6/1/26	370	375

	Other Industrial (0.6%)
3	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,222	3,307
4,5 HD Supply Waterworks Ltd. Bank Loan		5.313%	8/1/24	142	143
4,5 HD Supply Waterworks Ltd. Bank Loan		5.321%	8/1/24	126	126
3	KAR Auction Services Inc.	5.125%	6/1/25	1,295	1,269

	Technology (7.9%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,409
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,635
	CDK Global Inc.	5.875%	6/15/26	615	633
	CDK Global Inc.	4.875%	6/1/27	585	570
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	985	999

	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	501
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	760	754
	Equinix Inc.	5.375%	4/1/23	680	696
	Equinix Inc.	5.875%	1/15/26	370	380
6	Equinix Inc.	2.875%	2/1/26	3,115	3,564
	Equinix Inc.	5.375%	5/15/27	1,350	1,350
3	First Data Corp.	5.375%	8/15/23	2,265	2,302
3	First Data Corp.	7.000%	12/1/23	5,235	5,451
3	First Data Corp.	5.000%	1/15/24	1,500	1,508
3	First Data Corp.	5.750%	1/15/24	4,651	4,703
4,5	First Data Corp. Bank Loan	4.212%	7/8/22	517	517
2,4,7Grizzly Acquisitions Inc. Bank Loan		0.000%	9/26/25	745	743
	Infor US Inc.	6.500%	5/15/22	3,060	3,098
	Iron Mountain Inc.	5.750%	8/15/24	1,032	1,019
3	Iron Mountain Inc.	4.875%	9/15/27	1,245	1,141
4,5	Microchip Technology Inc. Bank Loan	4.250%	5/24/25	1,016	1,016
3	MSCI Inc.	5.250%	11/15/24	395	404
3	MSCI Inc.	5.750%	8/15/25	1,560	1,632
3	MSCI Inc.	4.750%	8/1/26	510	505
	NCR Corp.	4.625%	2/15/21	1,555	1,540
	NCR Corp.	5.000%	7/15/22	555	550
	NCR Corp.	6.375%	12/15/23	145	148
	Nokia Oyj	6.625%	5/15/39	3,550	3,830
3	Open Text Corp.	5.625%	1/15/23	1,070	1,089
3	Open Text Corp.	5.875%	6/1/26	1,345	1,385
	Pitney Bowes Inc.	4.700%	4/1/23	2,060	1,870
3	Sensata Technologies BV	5.625%	11/1/24	575	595
3	Sensata Technologies BV	5.000%	10/1/25	1,625	1,611
3	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,598
4,5	SS&C Technologies Holdings Inc. Bank Loan	0.000%	4/16/25	200	200
4,5	SS&C Technologies Holdings Inc. Bank Loan	4.492%	4/16/25	720	720
4,5	SS&C Technologies Holdings Inc. Bank Loan	4.492%	4/16/25	1,855	1,856
3	Symantec Corp.	5.000%	4/15/25	2,065	2,040
3,8	Vantiv LLC / Vanity Issuer Corp.	3.875%	11/15/25	1,355	1,721
3	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	1,275	1,208

	Transportation (0.7%)
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	1,876	1,918
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	2,328	2,311
3	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	715	711
					594,323
Utilities (1.4%)
	Electric (1.4%)
	AES Corp.	4.500%	3/15/23	1,385	1,390
	AES Corp.	4.875%	5/15/23	600	604
	AES Corp.	5.500%	4/15/25	150	154
	AES Corp.	6.000%	5/15/26	30	32
	AES Corp.	5.125%	9/1/27	2,115	2,131
3	NextEra Energy Operating Partners LP	4.250%	9/15/24	645	632
3	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	670
	NRG Energy Inc.	6.250%	7/15/22	686	707
	NRG Energy Inc.	6.250%	5/1/24	2,456	2,554
	NRG Energy Inc.	7.250%	5/15/26	1,425	1,546

					10,420
	Total Corporate Bonds (Cost $695,535)				687,821
	Sovereign Bonds (0.2%)
3	DAE Funding LLC	4.500%	8/1/22	825	812
3	DAE Funding LLC	5.000%	8/1/24	850	835
	Total Sovereign Bonds (Cost $1,675)				1,647

				Shares
	Common Stocks (0.2%)
	Utilities (0.2%)
	§,* Homer City Generation LP (Cost $1,287)			62,633	1,287

				Face
				Amount
				($000)
	Temporary Cash Investments (6.9%)
	Repurchase Agreement (6.9%)
	Bank of America Securities, LLC
	(Dated 9/28/18, Repurchase Value
	$51,610,000, collateralized by Government
	National Mortgage Assn. 3.000%-6.000%,
	12/20/38-8/20/48, with a value of
	$52,632,000) (Cost $51,600)	2.270%	10/1/18	51,600	51,600
	Total Investments (98.8%) (Cost $750,097)				742,355
	Other Asset and Liabilities-Net (1.2%)9				9,333
	Net Assets (100%)				751,688

§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $293,204,000, representing 39.0% of net assets.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2018, the aggregate value of these securities was $21,267,000, representing 2.8% of net assets.
5 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
6 Face amount denominated in euro.
7 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2018.
8 Face amount denominated in British pounds.
9 Cash of $915,000 has been segregated as initial margin for open cleared swap contracts.

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
unterparty	Date	Receive			Deliver	($000)
BNP Paribas	10/31/18	USD	14,236	EUR	12,081	175
J.P. Morgan Chase Bank, N.A.	10/31/18	USD	1,950	GBP	1,479	19
Barclays Bank plc	10/31/18	USD	306	EUR	260	4
						198
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium			Unrealized
			Received			Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD 17,250		5.000	1,348	280

1	Periodic premium received/paid quarterly. USD—U.S. dollar.

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the

High Yield Bond Portfolio

value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to

High Yield Bond Portfolio

be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

High Yield Bond Portfolio

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	687,821	—
Sovereign Bonds	—	1,647	—
Common Stocks	—	—	1,287
Temporary Cash Investments	—	51,600	—
Forward Currency Contracts—Assets	—	198	—
Swap Contracts—Assets[1]	7	—	—
Total	7	741,266	1,287
1 Represents variation margin on the last day of the reporting period.

Vanguard Money Market Portfolio

Schedule of Investments (unaudited)

As of September 30, 2018

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (35.8%)
2	Federal Home Loan Bank Discount	2.026%–
	Notes	2.036%	10/5/18	4,382	4,381
2	Federal Home Loan Bank Discount
	Notes	2.055%	10/10/18	5,000	4,997
2	Federal Home Loan Bank Discount
	Notes	2.056%	10/12/18	2,100	2,099
2	Federal Home Loan Bank Discount
	Notes	2.133%	10/16/18	3,200	3,197
2	Federal Home Loan Bank Discount	2.076%–
	Notes	2.144%	10/17/18	21,944	21,924
2	Federal Home Loan Bank Discount	2.056%–
	Notes	2.154%	10/19/18	12,847	12,833
2	Federal Home Loan Bank Discount	2.194%–
	Notes	2.204%	10/24/18	9,300	9,287
2	Federal Home Loan Bank Discount	2.155%–
	Notes	2.204%	10/26/18	7,788	7,776
2	Federal Home Loan Bank Discount	2.136%–
	Notes	2.156%	10/31/18	6,415	6,404
2	Federal Home Loan Bank Discount	2.156%–
	Notes	2.215%	11/2/18	8,900	8,883
2	Federal Home Loan Bank Discount	2.157%–
	Notes	2.216%	11/7/18	10,600	10,576
2	Federal Home Loan Bank Discount	2.152%–
	Notes	2.206%	11/9/18	9,157	9,135
2	Federal Home Loan Bank Discount	2.167%–
	Notes	2.207%	11/14/18	21,578	21,521
2	Federal Home Loan Bank Discount
	Notes	2.217%	11/16/18	8,200	8,177
2	Federal Home Loan Bank Discount
	Notes	2.218%	11/21/18	5,000	4,984
2	Federal Home Loan Bank Discount
	Notes	2.218%	11/23/18	4,309	4,295
	United States Treasury Bill	2.005%	10/25/18	14,000	13,981
	United States Treasury Bill	2.010%	11/1/18	15,000	14,974
	United States Treasury Bill	2.020%	11/8/18	30,000	29,937
	United States Treasury Bill	2.040%	11/15/18	30,000	29,924
		2.046%–
	United States Treasury Bill
		2.102%	11/23/18	35,000	34,894
	United States Treasury Bill	2.091%	11/29/18	30,000	29,898
		2.112%–
	United States Treasury Bill
		2.141%	12/6/18	25,000	24,903
		2.121%–
	United States Treasury Bill
		2.144%	12/13/18	20,112	20,026
	United States Treasury Bill	2.204%	2/7/19	10,000	9,922

Vanguard Money Market Portfolio

		2.329%–
	United States Treasury Bill
		2.337%	3/21/19	29,989	29,660
*	United States Treasury Floating
	Rate Note	2.362%	10/31/18	15,000	15,000
Total U.S. Government and Agency Obligations (Cost $393,588)					393,588
Commercial Paper (38.8%)
Bank Holding Company (2.5%)
3	ABN Amro Funding USA LLC	2.369%	10/11/18	1,750	1,749
3	ABN Amro Funding USA LLC	2.368%	10/12/18	3,000	2,998
3	ABN Amro Funding USA LLC	2.369%	11/2/18	1,000	998
3	ABN Amro Funding USA LLC	2.369%	11/6/18	1,500	1,496
3	ABN Amro Funding USA LLC	2.369%	11/16/18	500	498
3	ABN Amro Funding USA LLC	2.348%	11/20/18	250	249
3		2.293%–
	ABN Amro Funding USA LLC
		2.369%	11/21/18	1,550	1,545
3	ABN Amro Funding USA LLC	2.369%	11/27/18	6,000	5,978
3		2.359%–
	ABN Amro Funding USA LLC
		2.369%	1/4/19	500	497
	Bank of New York Mellon	2.419%	10/1/18	5,000	5,000
	Bank of New York Mellon	2.419%	10/3/18	487	487
	Bank of Tokyo-Mitsubishi UFJ Ltd.
	(New York Branch)	2.338%	10/19/18	6,000	5,993
					27,488
Finance—Auto (0.8%)
	American Honda Finance Corp.	2.222%	11/5/18	250	249
	American Honda Finance Corp.	2.233%	11/19/18	750	748
	Toyota Motor Credit Corp.	2.348%	10/22/18	2,500	2,497
	Toyota Motor Credit Corp.	2.348%	10/24/18	2,500	2,496
	Toyota Motor Credit Corp.	2.338%	11/7/18	750	748
	Toyota Motor Credit Corp.	2.349%	11/13/18	250	249
	Toyota Motor Credit Corp.	2.349%	11/14/18	500	499
	Toyota Motor Credit Corp.	2.369%	12/5/18	750	747
	Toyota Motor Credit Corp.	2.369%	12/6/18	750	747
					8,980
Foreign Banks (20.5%)
3, Australia & New Zealand Banking
	4 Group Ltd.	2.442%	11/29/18	3,500	3,500
3	Australia & New Zealand Banking
	Group Ltd.	2.399%	12/5/18	1,250	1,245
3	Australia & New Zealand Banking
	Group Ltd.	2.429%	12/14/18	1,500	1,493
3	Australia & New Zealand Banking
	Group Ltd.	2.441%	1/3/19	10,000	9,937
3, Australia & New Zealand Banking
	4 Group Ltd.	2.240%	3/6/19	5,000	5,000

3,4 Bank of Nova Scotia		2.354%	1/4/19	750	750

3,4 Bank of Nova Scotia		2.315%	3/28/19	1,500	1,500

3,4 Bank of Nova Scotia		2.368%	3/28/19	1,000	1,000

3,4 Bank of Nova Scotia		2.325%	4/18/19	4,250	4,250

3,4 Bank of Nova Scotia		2.376%	4/25/19	2,000	2,000
3	BPCE SA	2.220%	10/1/18	3,800	3,800

Vanguard Money Market Portfolio

3		2.181%–
	BPCE SA
		2.231%	10/3/18	8,405	8,404

3,4 Canadian Imperial Bank of Commerce		2.401%	1/11/19	6,000	6,000

3,4 Commonwealth Bank of Australia		2.370%	2/7/19	2,250	2,250

3,4 Commonwealth Bank of Australia		2.383%	2/8/19	2,500	2,500

3,4 Commonwealth Bank of Australia		2.546%	2/25/19	3,000	3,000

3,4 Commonwealth Bank of Australia		2.422%	8/30/19	10,000	9,998

3,4 Commonwealth Bank of Australia		2.349%	9/6/19	2,000	2,000

3,4 Commonwealth Bank of Australia		2.375%	9/13/19	1,000	1,000
3	Danske Corp.	2.253%	10/26/18	500	499
3	Danske Corp.	2.253%	10/29/18	3,250	3,244
3	Danske Corp.	2.259%	10/31/18	2,500	2,495
3	DNB Bank ASA	2.343%	10/1/18	4,000	4,000
3	DNB Bank ASA	2.419%	11/6/18	5,000	4,988
3	DNB Bank ASA	2.629%	3/1/19	1,000	989

3,4 HSBC Bank plc		2.553%	10/10/18	2,000	2,000

3,4 HSBC Bank plc		2.412%	10/24/18	1,000	1,000

3,4 HSBC Bank plc		2.416%	10/25/18	750	750

3,4 HSBC Bank plc		2.310%	11/5/18	250	250

3,4 HSBC Bank plc		2.438%	11/26/18	1,400	1,400

3,4 HSBC Bank plc		2.476%	1/25/19	3,250	3,250

3,4 HSBC Bank plc		2.374%	2/1/19	4,000	4,000

3,4 HSBC Bank plc		2.409%	2/12/19	1,000	1,000

3,4 HSBC Bank plc		2.568%	2/26/19	2,000	2,000
	ING US Funding LLC	2.308%	10/4/18	1,250	1,250
	ING US Funding LLC	2.370%	11/1/18	3,500	3,493
	ING US Funding LLC	2.371%	11/2/18	3,500	3,493
	ING US Funding LLC	2.328%	12/24/18	965	960
	ING US Funding LLC	2.329%	12/27/18	750	746
	Lloyds Bank plc	2.368%	11/21/18	1,750	1,744
	Lloyds Bank plc	2.409%	12/4/18	1,500	1,494
4	Lloyds Bank plc	2.370%	12/7/18	5,000	5,000
	Lloyds Bank plc	2.430%	12/21/18	1,000	995
	Lloyds Bank plc	2.440%	12/24/18	1,500	1,491
	Lloyds Bank plc	2.450%	1/7/19	500	497
4	Lloyds Bank plc	2.358%	1/17/19	1,000	1,000
4	Lloyds Bank plc	2.365%	1/18/19	1,000	1,000
4	Lloyds Bank plc	2.352%	2/22/19	1,000	1,000
3		2.565%–
	National Australia Bank Ltd.
		2.585%	10/22/18	850	849

3,4 National Australia Bank Ltd.		2.442%	10/29/18	1,000	1,000

Vanguard Money Market Portfolio

3,4 National Australia Bank Ltd.		2.522%	11/30/18	8,000	8,000

3,4 National Australia Bank Ltd.		2.364%	4/2/19	8,000	8,004

3,4 National Australia Bank Ltd.		2.328%	5/16/19	1,500	1,500

3,4 National Australia Bank Ltd.		2.328%	5/17/19	5,500	5,500

3,4 National Australia Bank Ltd.		2.309%	6/12/19	7,000	7,000
3	NRW Bank	2.171%	10/4/18	1,250	1,250
3	Sumitomo Mitsui Banking Corp.	2.358%	11/16/18	5,000	4,985
3	Svenska Handelsbanken AB	2.435%	1/4/19	4,000	3,975
3	Svenska Handelsbanken AB	2.450%	1/18/19	2,000	1,985
3	Svenska Handelsbanken AB	2.495%	3/15/19	4,000	3,955
	Swedbank AB	2.399%	11/1/18	2,000	1,996
	Swedbank AB	2.399%	11/2/18	3,000	2,994
	Swedbank AB	2.333%	11/15/18	3,750	3,739
	Swedbank AB	2.339%	11/20/18	4,500	4,485
	Swedbank AB	2.339%	11/23/18	750	747
	Swedbank AB	2.340%	11/26/18	750	747
	Swedbank AB	2.340%	11/27/18	500	498
	Swedbank AB	2.287%	12/4/18	1,000	996
	Swedbank AB	2.450%	12/24/18	7,000	6,960
	Swedbank AB	2.633%	3/19/19	900	889

3,4 Toronto-Dominion Bank		2.334%	11/14/18	2,000	2,000

3,4 Toronto-Dominion Bank		2.339%	12/5/18	4,000	4,000

3,4 Toronto-Dominion Bank		2.403%	2/8/19	3,000	3,000

3,4 Toronto-Dominion Bank		2.503%	5/10/19	1,400	1,401

3,4 Toronto-Dominion Bank		2.343%	8/9/19	7,000	7,000

3,4 Toronto-Dominion Bank		2.343%	9/10/19	4,000	4,000

3,4 Westpac Banking Corp.		2.353%	12/10/18	1,000	1,000

3,4 Westpac Banking Corp.		2.439%	6/12/19	1,500	1,500

3,4 Westpac Banking Corp.		2.365%	9/13/19	3,250	3,250
					224,860
Foreign Governments (10.7%)
3	Alberta (Province Of)	2.429%	11/8/18	1,025	1,022
3		2.396%–
	Alberta (Province Of)
		2.398%	11/13/18	1,500	1,496
3	Alberta (Province Of)	2.371%	11/21/18	1,000	997
3	Alberta (Province Of)	2.428%	12/20/18	3,000	2,984
3		2.430%–
	Alberta (Province Of)
		2.440%	1/7/19	1,500	1,490
3		2.440%–
	Alberta (Province Of)
		2.449%	1/8/19	11,000	10,927
3	Alberta (Province Of)	2.439%	1/10/19	750	745
3		2.419%–
	Alberta (Province Of)
		2.429%	1/22/19	1,000	992

Vanguard Money Market Portfolio

3	Alberta (Province Of)	2.420%	1/30/19	500	496
	BNG Bank NV	2.131%	10/2/18	3,000	3,000
	BNG Bank NV	2.201%	10/4/18	4,000	3,999
3	CDP Financial Inc.	2.511%	10/1/18	1,850	1,850
3		2.501%–
	CDP Financial Inc.
		2.522%	10/2/18	550	550
3	CDP Financial Inc.	2.151%	10/3/18	250	250
3	CDP Financial Inc.	2.151%	10/4/18	1,250	1,250
3	CDP Financial Inc.	2.450%	10/12/18	2,000	1,999
3	CDP Financial Inc.	2.450%	10/19/18	7,370	7,361
3	CDP Financial Inc.	2.420%	10/31/18	500	499
3	CDP Financial Inc.	2.295%	11/6/18	7,250	7,233
3	CDP Financial Inc.	2.428%	12/18/18	1,000	995
3	CDP Financial Inc.	2.427%	12/19/18	500	497
5	CPPIB Capital Inc.	2.378%	1/7/19	1,250	1,242
5	CPPIB Capital Inc.	2.378%	1/9/19	750	745
5	CPPIB Capital Inc.	2.410%	1/22/19	1,250	1,241
	Export Development Canada	2.419%	11/2/18	1,500	1,497
	Export Development Canada	2.480%	12/7/18	1,050	1,045
	Export Development Canada	2.400%	1/3/19	750	745
	Export Development Canada	2.390%	1/4/19	1,250	1,242
	Export Development Canada	2.401%	1/8/19	750	745
	Export Development Canada	2.425%	2/1/19	1,000	992
	Export Development Canada	2.410%	2/12/19	2,000	1,982
	Export Development Canada	2.420%	3/1/19	6,000	5,940
	Export Development Canada	2.421%	3/4/19	2,000	1,980
	Export Development Canada	2.410%	3/5/19	1,250	1,237
	Export Development Canada	2.410%	3/6/19	1,000	990
	Export Development Canada	2.440%	3/7/19	750	742
	Export Development Canada	2.585%	4/2/19	3,000	2,961
	Export Development Canada	2.505%	4/8/19	1,000	987
	Export Development Canada	2.506%	4/9/19	500	494
	Export Development Canada	2.536%	4/10/19	500	493
	Export Development Canada	2.536%	4/11/19	1,000	987
5	Ontario Teachers' Finance Trust	2.515%	10/9/18	5,000	4,997
5		2.496%–
	Ontario Teachers' Finance Trust
		2.517%	10/29/18	5,600	5,589
5	Ontario Teachers' Finance Trust	2.475%	11/26/18	500	498
5		2.410%–
	Ontario Teachers' Finance Trust
		2.431%	12/4/18	750	747
5	Ontario Teachers' Finance Trust	2.498%	12/10/18	6,500	6,469
5	Ontario Teachers' Finance Trust	2.538%	1/30/19	6,000	5,950
5		2.406%–
	Ontario Teachers' Finance Trust
		2.473%	2/8/19	750	744
5		2.452%–
	Ontario Teachers' Finance Trust
		2.504%	3/8/19	3,500	3,462
5	Ontario Teachers' Finance Trust	2.539%	3/13/19	750	742
5	Ontario Teachers' Finance Trust	2.502%	3/18/19	250	247
5	Ontario Teachers' Finance Trust	2.562%	3/29/19	250	247
5	Ontario Teachers' Finance Trust	2.589%	4/8/19	500	493

4,5 PSP Capital Inc.		2.398%	10/26/18	1,500	1,500
5	PSP Capital Inc.	2.379%	1/7/19	1,500	1,490
5	PSP Capital Inc.	2.410%	1/22/19	1,000	993
5	PSP Capital Inc.	2.420%	2/27/19	1,000	990
5	PSP Capital Inc.	2.470%	3/11/19	1,000	989
5	PSP Capital Inc.	2.470%	3/12/19	1,250	1,236
5	PSP Capital Inc.	2.470%	3/13/19	500	494

Vanguard Money Market Portfolio

5	PSP Capital Inc.	2.470%	3/14/19	1,000	989
					117,785
Foreign Industrial (2.8%)
3	BASF SE	2.363%	12/27/18	3,750	3,729
3	Nestle Capital Corp.	2.247%	10/4/18	1,000	1,000
3	Nestle Capital Corp.	2.308%	10/9/18	750	749
3	Nestle Capital Corp.	2.338%	11/13/18	2,250	2,244
3	Nestle Capital Corp.	2.338%	11/16/18	1,750	1,745
3	Nestle Capital Corp.	2.339%	11/19/18	2,000	1,994
3	Nestle Capital Corp.	2.378%	12/10/18	1,000	995
3		2.257%–
	Nestle Capital Corp.
		2.389%	12/11/18	3,250	3,235
3	Nestle Capital Corp.	2.462%	1/7/19	1,000	993
3	Nestle Capital Corp.	2.410%	1/8/19	2,000	1,987
3	Nestle Capital Corp.	2.409%	1/9/19	1,000	993
3	Nestle Capital Corp.	2.409%	2/11/19	4,000	3,965
	Nestle Finance International Ltd.	2.287%	12/19/18	1,000	995
	Nestle Finance International Ltd.	2.429%	2/15/19	1,000	991
	Nestle Finance International Ltd.	2.429%–2.43%	2/20/19	2,250	2,229
3	Total Capital Canada Ltd.	2.222%	10/24/18	750	749
	Toyota Credit Canada Inc.	2.400%	11/20/18	1,000	997
	Toyota Credit Canada Inc.	2.389%	11/26/18	500	498
	Toyota Credit Canada Inc.	2.389%	11/27/18	500	498
					30,586
Industrial (1.5%)
3	Apple Inc.	2.280%	12/11/18	2,000	1,991
3	Apple Inc.	2.367%	1/2/19	6,500	6,461
3		2.345%–
	Apple Inc.
		2.355%	1/8/19	2,750	2,732
3	Apple Inc.	2.357%	1/28/19	1,250	1,240
3	Henkel of America Inc.	2.263%	10/15/18	1,000	999
3	Henkel of America Inc.	2.253%	10/24/18	250	250
3	Henkel of America Inc.	2.233%	11/2/18	750	749
3	Henkel of America Inc.	2.223%	11/6/18	500	499
3	The Coca-Cola Co.	2.267%	12/5/18	250	249
3	The Coca-Cola Co.	2.247%	12/14/18	1,500	1,493
					16,663
Total Commercial Paper (Cost $426,362)					426,362
Certificates of Deposit (22.1%)
Domestic Banks (4.8%)
	Citibank NA	2.260%	10/23/18	3,750	3,750
	Citibank NA	2.350%	11/1/18	5,000	5,000
	Citibank NA	2.510%	3/15/19	6,000	6,000
4	HSBC Bank USA NA	2.304%	10/2/18	1,500	1,500
4	HSBC Bank USA NA	2.314%	11/2/18	750	750
4	HSBC Bank USA NA	2.432%	11/23/18	750	750
4	HSBC Bank USA NA	2.450%	11/27/18	250	250
4	HSBC Bank USA NA	2.354%	12/4/18	1,500	1,500
4	HSBC Bank USA NA	2.632%	1/22/19	1,500	1,500
4	HSBC Bank USA NA	2.454%	2/4/19	2,750	2,750
4	HSBC Bank USA NA	2.264%	4/1/19	2,500	2,500
4	State Street Bank & Trust Co.	2.283%	10/29/18	3,000	3,000
4	State Street Bank & Trust Co.	2.432%	11/26/18	6,000	6,000
	Wells Fargo Bank NA	2.400%	12/3/18	4,000	4,000
4	Wells Fargo Bank NA	2.264%	2/4/19	10,000	10,000

Vanguard Money Market Portfolio

4	Wells Fargo Bank NA	2.270%	2/5/19	3,000	3,000
					52,250
Yankee Certificates of Deposit (17.3%)
4	Bank of Montreal (Chicago Branch)	2.538%	10/15/18	3,000	3,000
4	Bank of Montreal (Chicago Branch)	2.530%	11/6/18	5,000	5,000
	Bank of Montreal (Chicago Branch)	2.380%	12/21/18	1,000	1,000
4	Bank of Montreal (Chicago Branch)	2.364%	1/2/19	5,000	5,000
4	Bank of Montreal (Chicago Branch)	2.364%	2/1/19	6,000	6,000
4	Bank of Montreal (Chicago Branch)	2.379%	2/12/19	3,000	3,000
4	Bank of Montreal (Chicago Branch)	2.270%	3/7/19	1,000	1,000
4	Bank of Montreal (Chicago Branch)	2.335%	4/17/19	3,000	3,000
4	Bank of Nova Scotia (Houston
	Branch)	2.400%	10/5/18	5,000	5,000
4	Bank of Nova Scotia (Houston
	Branch)	2.283%	4/10/19	1,750	1,750
4	Canadian Imperial Bank of Commerce
	(New York Branch)	2.350%	2/5/19	4,000	4,000
4	Canadian Imperial Bank of Commerce
	(New York Branch)	2.438%	2/19/19	5,978	5,981
4	Commonwealth Bank of Australia (New
	York Branch)	2.452%	11/29/18	5,000	5,000
4	Commonwealth Bank of Australia (New
	York Branch)	2.288%	2/15/19	1,000	1,000
4	Commonwealth Bank of Australia (New
	York Branch)	2.251%	3/7/19	750	750
4	Commonwealth Bank of Australia (New
	York Branch)	2.249%	4/8/19	500	500
4	Commonwealth Bank of Australia (New
	York Branch)	2.260%	4/8/19	1,000	1,000
4	Commonwealth Bank of Australia (New
	York Branch)	2.261%	4/9/19	800	800
4	DNB Bank ASA (New York Branch)	2.348%	1/17/19	8,000	8,000
4	DNB Bank ASA (New York Branch)	2.355%	1/18/19	4,000	4,000
4	DNB Bank ASA (New York Branch)	2.259%	3/11/19	5,000	5,000
	MUFG Bank Ltd. (New York Branch)	2.340%	11/6/18	5,000	5,000
	MUFG Bank Ltd. (New York Branch)	2.360%	11/16/18	4,000	4,000
	MUFG Bank Ltd. (New York Branch)	2.320%	12/19/18	4,000	4,000
	Nordea Bank AB (New York Branch)	2.390%	12/7/18	5,000	5,000

3,4 Nordea Bank AB (New York Branch)		2.396%	2/25/19	4,500	4,500
4	Nordea Bank AB (New York Branch)	2.328%	5/15/19	500	500
4	Nordea Bank AB (New York Branch)	2.328%	5/17/19	7,500	7,500
4	Nordea Bank AB (New York Branch)	2.309%	6/12/19	4,000	4,000
4	Royal Bank of Canada (New York
	Branch)	2.473%	10/9/18	6,000	6,000
	Royal Bank of Canada (New York
	Branch)	1.710%	10/16/18	750	750
	Royal Bank of Canada (New York
	Branch)	1.950%	12/6/18	800	799
4	Royal Bank of Canada (New York
	Branch)	2.370%	1/7/19	5,000	5,000
4	Royal Bank of Canada (New York
	Branch)	2.350%	2/5/19	5,000	5,000
4	Royal Bank of Canada (New York
	Branch)	2.371%	2/11/19	5,000	5,000
4	Royal Bank of Canada (New York
	Branch)	2.254%	4/1/19	2,000	2,000

Vanguard Money Market Portfolio

4	Royal Bank of Canada (New York
	Branch)	2.452%	4/23/19	2,000	2,000
4	Royal Bank of Canada (New York
	Branch)	2.358%	9/11/19	5,000	5,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch)	2.469%	10/5/18	1,900	1,900
4	Skandinaviska Enskilda Banken AB
	(New York Branch)	2.469%	10/5/18	2,000	2,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch)	2.260%	4/8/19	1,000	1,000
	Sumitomo Mitsui Banking Corp. (New
	York Branch)	2.350%	11/1/18	500	500
4	Sumitomo Mitsui Banking Corp. (New
	York Branch)	2.240%	1/8/19	3,000	3,000
4	Sumitomo Mitsui Banking Corp. (New
	York Branch)	2.240%	1/10/19	4,000	4,000
4	Svenska HandelsBanken AB (New York
	Branch)	2.398%	11/19/18	5,000	5,000
4	Svenska HandelsBanken AB (New York
	Branch)	2.412%	12/21/18	1,000	1,000
4	Svenska HandelsBanken AB (New York
	Branch)	2.428%	2/15/19	3,000	3,001
4	Svenska HandelsBanken AB (New York
	Branch)	2.412%	2/28/19	5,000	5,000
4	Svenska HandelsBanken AB (New York
	Branch)	2.264%	4/1/19	5,000	5,000
4	Swedbank AB (New York Branch)	2.330%	11/6/18	5,000	5,000
	Toronto-Dominion Bank (New York
	Branch)	1.650%	10/3/18	1,000	1,000
	Toronto-Dominion Bank (New York
	Branch)	2.500%	1/7/19	5,000	5,000
	Westpac Banking Corp. (New York
	Branch)	1.710%	10/19/18	5,000	4,998
	Westpac Banking Corp. (New York
	Branch)	2.060%	11/1/18	6,150	6,148
4	Westpac Banking Corp. (New York
	Branch)	2.363%	1/10/19	1,000	1,000
					190,377
Total Certificates of Deposit (Cost $242,627)					242,627
Other Notes (2.2%)
4	Bank of America NA	2.400%	10/5/18	3,500	3,500
	Bank of America NA	2.410%	11/1/18	2,500	2,500
4	Bank of America NA	2.534%	11/2/18	3,500	3,500
	Bank of America NA	2.420%	11/5/18	2,500	2,500
4	Bank of America NA	2.523%	11/8/18	1,500	1,500
	Bank of America NA	2.400%	11/13/18	2,500	2,500
4	Bank of America NA	2.360%	1/7/19	5,978	5,980
4	Bank of America NA	2.364%	4/1/19	500	500
4	Bank of America NA	2.270%	4/4/19	1,500	1,500
Total Other Notes (Cost $23,980)					23,980
Total Investments (98.9%) (Cost $1,086,557)					1,086,557
Other Assets and Liabilities-Net (1.1%)					11,712
Net Assets (100%)					1,098,269

*	Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

Vanguard Money Market Portfolio

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2018, the aggregate value of these securities was $281,828,000, representing 25.7% of net assets.
4	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $42,094,000, representing 3.8% of net assets.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments (unaudited)

As of September 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.5%)
U.S. Government Securities (41.2%)
United States Treasury Note/Bond	1.375%	7/31/19	1,645	1,629
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,467
United States Treasury Note/Bond	0.750%	8/15/19	8,514	8,378
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,815
United States Treasury Note/Bond	8.125%	8/15/19	64	67
United States Treasury Note/Bond	1.000%	8/31/19	175	172
United States Treasury Note/Bond	1.250%	8/31/19	1,500	1,481
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,198
United States Treasury Note/Bond	0.875%	9/15/19	6,355	6,250
United States Treasury Note/Bond	1.000%	9/30/19	2,075	2,041
United States Treasury Note/Bond	1.750%	9/30/19	7,150	7,086
United States Treasury Note/Bond	1.250%	10/31/19	625	616
United States Treasury Note/Bond	1.500%	10/31/19	3,660	3,614
United States Treasury Note/Bond	1.000%	11/15/19	5,275	5,177
United States Treasury Note/Bond	3.375%	11/15/19	10,318	10,394
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,184
United States Treasury Note/Bond	1.750%	11/30/19	55	54
United States Treasury Note/Bond	1.375%	12/15/19	7,160	7,048
United States Treasury Note/Bond	1.125%	12/31/19	6,000	5,884
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,231
United States Treasury Note/Bond	1.875%	12/31/19	5,000	4,948
United States Treasury Note/Bond	1.250%	1/31/20	424	416
United States Treasury Note/Bond	1.375%	1/31/20	564	554
United States Treasury Note/Bond	2.000%	1/31/20	100	99
United States Treasury Note/Bond	1.375%	2/15/20	4,110	4,035
United States Treasury Note/Bond	3.625%	2/15/20	3,175	3,212
United States Treasury Note/Bond	8.500%	2/15/20	887	955
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,098
United States Treasury Note/Bond	1.375%	2/29/20	7,494	7,352
United States Treasury Note/Bond	2.250%	2/29/20	3,325	3,302
United States Treasury Note/Bond	1.625%	3/15/20	2,605	2,563
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,759
United States Treasury Note/Bond	1.375%	3/31/20	7,070	6,926
United States Treasury Note/Bond	2.250%	3/31/20	2,889	2,868
United States Treasury Note/Bond	1.500%	4/15/20	5,780	5,670
United States Treasury Note/Bond	1.125%	4/30/20	7,175	6,992
United States Treasury Note/Bond	1.375%	4/30/20	6,773	6,627
United States Treasury Note/Bond	2.375%	4/30/20	1,188	1,181
United States Treasury Note/Bond	1.500%	5/15/20	10,100	9,896
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,555
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,201
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,414
United States Treasury Note/Bond	2.500%	5/31/20	3,365	3,349
United States Treasury Note/Bond	1.500%	6/15/20	5,980	5,852
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,088
United States Treasury Note/Bond	1.875%	6/30/20	7,025	6,914
United States Treasury Note/Bond	2.500%	6/30/20	3,270	3,254
United States Treasury Note/Bond	1.500%	7/15/20	16,997	16,612
United States Treasury Note/Bond	1.625%	7/31/20	5,194	5,085

United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,385
United States Treasury Note/Bond	2.625%	7/31/20	4,285	4,271
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,250
United States Treasury Note/Bond	8.750%	8/15/20	8,425	9,328
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,776
United States Treasury Note/Bond	2.125%	8/31/20	967	954
United States Treasury Note/Bond	2.625%	8/31/20	7,097	7,073
United States Treasury Note/Bond	1.375%	9/15/20	9,434	9,177
United States Treasury Note/Bond	2.000%	9/30/20	597	587
United States Treasury Note/Bond	2.750%	9/30/20	6,135	6,126
United States Treasury Note/Bond	1.625%	10/15/20	11,575	11,300
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,630
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,469
United States Treasury Note/Bond	1.750%	11/15/20	14,080	13,765
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,280
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,444
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,424
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,398
United States Treasury Note/Bond	1.750%	12/31/20	4,042	3,946
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,067
United States Treasury Note/Bond	2.000%	1/15/21	10,507	10,310
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,483
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,103
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,071
United States Treasury Note/Bond	3.625%	2/15/21	5,863	5,964
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,315
United States Treasury Note/Bond	1.125%	2/28/21	580	557
United States Treasury Note/Bond	2.000%	2/28/21	4,050	3,969
United States Treasury Note/Bond	2.375%	3/15/21	15,122	14,949
United States Treasury Note/Bond	1.250%	3/31/21	11,715	11,265
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,311
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,281
United States Treasury Note/Bond	1.375%	4/30/21	650	626
United States Treasury Note/Bond	2.250%	4/30/21	3,436	3,384
United States Treasury Note/Bond	2.625%	5/15/21	19,488	19,369
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,661
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,219
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,601
United States Treasury Note/Bond	2.625%	6/15/21	10,023	9,958
United States Treasury Note/Bond	1.125%	6/30/21	6,671	6,365
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,292
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,068
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,315
United States Treasury Note/Bond	2.125%	8/15/21	3,445	3,373
United States Treasury Note/Bond	2.750%	8/15/21	24,465	24,377
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,501
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,073
United States Treasury Note/Bond	2.750%	9/15/21	9,189	9,155
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,346
United States Treasury Note/Bond	2.125%	9/30/21	1,900	1,859
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,430
United States Treasury Note/Bond	2.000%	10/31/21	4,670	4,548
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,037
United States Treasury Note/Bond	1.750%	11/30/21	5,622	5,429
United States Treasury Note/Bond	1.875%	11/30/21	3,526	3,419
United States Treasury Note/Bond	2.000%	12/31/21	3,795	3,689
United States Treasury Note/Bond	2.125%	12/31/21	3,528	3,444
United States Treasury Note/Bond	1.500%	1/31/22	2,600	2,485

United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,548
United States Treasury Note/Bond	2.000%	2/15/22	235	228
United States Treasury Note/Bond	1.750%	2/28/22	6,530	6,287
United States Treasury Note/Bond	1.875%	2/28/22	5,015	4,848
United States Treasury Note/Bond	1.750%	3/31/22	8,649	8,317
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,037
United States Treasury Note/Bond	1.750%	4/30/22	3,992	3,835
United States Treasury Note/Bond	1.875%	4/30/22	3,822	3,688
United States Treasury Note/Bond	1.750%	5/15/22	342	328
United States Treasury Note/Bond	1.750%	5/31/22	5,115	4,909
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,447
United States Treasury Note/Bond	1.750%	6/30/22	14,425	13,832
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,011
United States Treasury Note/Bond	1.875%	7/31/22	2,967	2,855
United States Treasury Note/Bond	2.000%	7/31/22	6,025	5,824
United States Treasury Note/Bond	1.625%	8/15/22	169	161
United States Treasury Note/Bond	7.250%	8/15/22	100	116
United States Treasury Note/Bond	1.625%	8/31/22	5,905	5,623
United States Treasury Note/Bond	1.875%	8/31/22	3,170	3,047
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,020
United States Treasury Note/Bond	1.875%	9/30/22	13,975	13,423
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,256
United States Treasury Note/Bond	2.000%	10/31/22	6,456	6,226
United States Treasury Note/Bond	1.625%	11/15/22	9,125	8,663
United States Treasury Note/Bond	7.625%	11/15/22	40	47
United States Treasury Note/Bond	2.000%	11/30/22	21,833	21,035
United States Treasury Note/Bond	2.125%	12/31/22	10,051	9,726
United States Treasury Note/Bond	1.750%	1/31/23	7,020	6,682
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,375
United States Treasury Note/Bond	2.000%	2/15/23	123	118
United States Treasury Note/Bond	7.125%	2/15/23	1,690	1,979
United States Treasury Note/Bond	1.500%	2/28/23	1,775	1,670
United States Treasury Note/Bond	2.625%	2/28/23	1,261	1,245
United States Treasury Note/Bond	1.500%	3/31/23	8,180	7,687
United States Treasury Note/Bond	2.500%	3/31/23	6,770	6,645
United States Treasury Note/Bond	1.625%	4/30/23	215	203
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,472
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,020
United States Treasury Note/Bond	1.625%	5/31/23	7,175	6,767
United States Treasury Note/Bond	2.750%	5/31/23	5,850	5,802
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,701
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,322
United States Treasury Note/Bond	1.250%	7/31/23	3,300	3,049
United States Treasury Note/Bond	2.750%	7/31/23	1,930	1,913
United States Treasury Note/Bond	2.500%	8/15/23	4,760	4,663
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,547
United States Treasury Note/Bond	1.375%	8/31/23	10,235	9,501
United States Treasury Note/Bond	2.750%	8/31/23	17,101	16,954
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,146
United States Treasury Note/Bond	2.875%	9/30/23	7,135	7,112
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,516
United States Treasury Note/Bond	2.750%	11/15/23	10,086	9,990
United States Treasury Note/Bond	2.125%	11/30/23	6,400	6,147
United States Treasury Note/Bond	2.250%	12/31/23	3,450	3,331
United States Treasury Note/Bond	2.250%	1/31/24	825	796
United States Treasury Note/Bond	2.750%	2/15/24	8,910	8,817
United States Treasury Note/Bond	2.125%	2/29/24	13,065	12,518
United States Treasury Note/Bond	2.125%	3/31/24	9,000	8,617

United States Treasury Note/Bond	2.000%	4/30/24	385	366
United States Treasury Note/Bond	2.500%	5/15/24	9,960	9,716
United States Treasury Note/Bond	2.000%	5/31/24	6,739	6,399
United States Treasury Note/Bond	2.000%	6/30/24	11,655	11,056
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,383
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,185
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,377
United States Treasury Note/Bond	2.125%	9/30/24	2,694	2,567
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,318
United States Treasury Note/Bond	2.250%	11/15/24	11,681	11,197
United States Treasury Note/Bond	7.500%	11/15/24	25	31
United States Treasury Note/Bond	2.125%	11/30/24	10,905	10,376
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,576
United States Treasury Note/Bond	2.500%	1/31/25	5,465	5,310
United States Treasury Note/Bond	2.000%	2/15/25	9,325	8,784
United States Treasury Note/Bond	2.750%	2/28/25	1,163	1,146
United States Treasury Note/Bond	2.625%	3/31/25	8,740	8,546
United States Treasury Note/Bond	2.875%	4/30/25	4,840	4,803
United States Treasury Note/Bond	2.125%	5/15/25	13,235	12,534
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,298
United States Treasury Note/Bond	2.750%	6/30/25	5,580	5,492
United States Treasury Note/Bond	2.875%	7/31/25	6,215	6,163
United States Treasury Note/Bond	2.000%	8/15/25	10,781	10,105
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,584
United States Treasury Note/Bond	2.750%	8/31/25	12,425	12,223
United States Treasury Note/Bond	3.000%	9/30/25	6,000	5,994
United States Treasury Note/Bond	2.250%	11/15/25	9,521	9,052
United States Treasury Note/Bond	1.625%	2/15/26	17,546	15,926
United States Treasury Note/Bond	1.625%	5/15/26	9,289	8,404
United States Treasury Note/Bond	1.500%	8/15/26	4,949	4,420
United States Treasury Note/Bond	6.750%	8/15/26	630	794
United States Treasury Note/Bond	2.000%	11/15/26	17,605	16,290
United States Treasury Note/Bond	6.500%	11/15/26	765	956
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,000
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,348
United States Treasury Note/Bond	2.375%	5/15/27	9,832	9,337
United States Treasury Note/Bond	2.250%	8/15/27	7,822	7,336
United States Treasury Note/Bond	6.375%	8/15/27	185	233
United States Treasury Note/Bond	2.250%	11/15/27	9,297	8,703
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,288
United States Treasury Note/Bond	2.750%	2/15/28	6,865	6,695
United States Treasury Note/Bond	2.875%	5/15/28	14,880	14,656
United States Treasury Note/Bond	2.875%	8/15/28	12,977	12,780
United States Treasury Note/Bond	5.500%	8/15/28	955	1,153
United States Treasury Note/Bond	5.250%	11/15/28	2,435	2,896
United States Treasury Note/Bond	6.125%	8/15/29	830	1,064
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,078
United States Treasury Note/Bond	5.375%	2/15/31	275	340
United States Treasury Note/Bond	4.500%	2/15/36	1,415	1,679
United States Treasury Note/Bond	4.750%	2/15/37	400	491
United States Treasury Note/Bond	5.000%	5/15/37	900	1,139
United States Treasury Note/Bond	4.375%	2/15/38	850	1,003
United States Treasury Note/Bond	3.500%	2/15/39	2,710	2,854
United States Treasury Note/Bond	4.250%	5/15/39	3,432	4,001
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,777
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,342
United States Treasury Note/Bond	4.625%	2/15/40	5,050	6,191
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,436

United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,085
United States Treasury Note/Bond	4.250%	11/15/40	1,780	2,082
United States Treasury Note/Bond	4.750%	2/15/41	3,956	4,948
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,192
United States Treasury Note/Bond	3.750%	8/15/41	5,550	6,056
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,673
United States Treasury Note/Bond	3.125%	2/15/42	3,631	3,592
United States Treasury Note/Bond	3.000%	5/15/42	9,425	9,125
United States Treasury Note/Bond	2.750%	8/15/42	7,240	6,703
United States Treasury Note/Bond	2.750%	11/15/42	7,571	7,004
United States Treasury Note/Bond	3.125%	2/15/43	6,225	6,148
United States Treasury Note/Bond	2.875%	5/15/43	7,685	7,264
United States Treasury Note/Bond	3.625%	8/15/43	6,980	7,487
United States Treasury Note/Bond	3.750%	11/15/43	6,592	7,216
United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,462
United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,318
United States Treasury Note/Bond	3.125%	8/15/44	8,006	7,902
United States Treasury Note/Bond	3.000%	11/15/44	10,540	10,171
United States Treasury Note/Bond	2.500%	2/15/45	6,460	5,656
United States Treasury Note/Bond	3.000%	5/15/45	4,767	4,598
United States Treasury Note/Bond	2.875%	8/15/45	9,208	8,667
United States Treasury Note/Bond	3.000%	11/15/45	4,524	4,361
United States Treasury Note/Bond	2.500%	2/15/46	8,128	7,090
United States Treasury Note/Bond	2.500%	5/15/46	7,381	6,434
United States Treasury Note/Bond	2.250%	8/15/46	5,756	4,750
United States Treasury Note/Bond	2.875%	11/15/46	12,500	11,752
United States Treasury Note/Bond	3.000%	2/15/47	937	903
United States Treasury Note/Bond	3.000%	5/15/47	7,293	7,021
United States Treasury Note/Bond	2.750%	8/15/47	6,713	6,145
United States Treasury Note/Bond	2.750%	11/15/47	10,571	9,674
United States Treasury Note/Bond	3.000%	2/15/48	8,479	8,158
United States Treasury Note/Bond	3.125%	5/15/48	8,669	8,550
United States Treasury Note/Bond	3.000%	8/15/48	7,570	7,283
				1,441,117
Agency Bonds and Notes (1.4%)
1 AID-Iraq	2.149%	1/18/22	100	97
1 AID-Israel	5.500%	12/4/23	50	56
1 AID-Israel	5.500%	4/26/24	475	530
1 AID-Jordan	2.503%	10/30/20	225	223
1 AID-Jordan	2.578%	6/30/22	200	196
1 AID-Jordan	3.000%	6/30/25	200	198
1 AID-Ukraine	1.847%	5/29/20	200	196
1 AID-Ukraine	1.471%	9/29/21	175	166
2 Federal Farm Credit Banks	5.150%	11/15/19	500	513
2 Federal Farm Credit Banks	2.375%	3/27/20	125	124
2 Federal Farm Credit Banks	2.550%	5/15/20	200	199
2 Federal Farm Credit Banks	1.680%	10/13/20	200	195
2 Federal Farm Credit Banks	3.500%	12/20/23	75	77
2 Federal Home Loan Banks	1.500%	10/21/19	1,100	1,087
2 Federal Home Loan Banks	1.375%	11/15/19	400	394
2 Federal Home Loan Banks	2.125%	2/11/20	810	803
2 Federal Home Loan Banks	1.875%	3/13/20	75	74
2 Federal Home Loan Banks	4.125%	3/13/20	300	306
2 Federal Home Loan Banks	2.375%	3/30/20	680	676
2 Federal Home Loan Banks	2.625%	5/28/20	1,200	1,196
2 Federal Home Loan Banks	1.375%	9/28/20	475	462
2 Federal Home Loan Banks	2.625%	10/1/20	1,000	995

2 Federal Home Loan Banks	5.250%	12/11/20	425	446
2 Federal Home Loan Banks	1.375%	2/18/21	450	434
2 Federal Home Loan Banks	5.625%	6/11/21	35	38
2 Federal Home Loan Banks	1.125%	7/14/21	525	500
2 Federal Home Loan Banks	1.875%	11/29/21	500	484
2 Federal Home Loan Banks	2.125%	3/10/23	970	934
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,771
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,134
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	500	492
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	440	431
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	831	827
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	860	841
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,475
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,186
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	951
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	786
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	494
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	166
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,040
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	658
3 Federal National Mortgage Assn.	0.000%	10/9/19	570	554
3 Federal National Mortgage Assn.	1.000%	10/24/19	500	491
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	989
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	986
3 Federal National Mortgage Assn.	1.500%	2/28/20	632	621
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	978
3 Federal National Mortgage Assn.	1.500%	7/30/20	1,000	976
3 Federal National Mortgage Assn.	1.500%	11/30/20	694	674
3 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	979
3 Federal National Mortgage Assn.	1.375%	2/26/21	550	531
3 Federal National Mortgage Assn.	2.500%	4/13/21	500	495
3 Federal National Mortgage Assn.	2.750%	6/22/21	891	887
3 Federal National Mortgage Assn.	1.250%	8/17/21	525	501
3 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,146
3 Federal National Mortgage Assn.	2.000%	1/5/22	500	485
3 Federal National Mortgage Assn.	2.000%	10/5/22	850	818
3 Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,333
3 Federal National Mortgage Assn.	2.875%	9/12/23	400	397
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	488
3 Federal National Mortgage Assn.	2.125%	4/24/26	575	535
3 Federal National Mortgage Assn.	1.875%	9/24/26	500	454
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	220
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,250
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	411
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	396
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	356
Private Export Funding Corp.	2.250%	3/15/20	150	149
Private Export Funding Corp.	2.300%	9/15/20	50	49
Private Export Funding Corp.	4.300%	12/15/21	100	104
Private Export Funding Corp.	2.800%	5/15/22	125	124
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,032
Private Export Funding Corp.	3.550%	1/15/24	100	102
Private Export Funding Corp.	2.450%	7/15/24	100	96
Private Export Funding Corp.	3.250%	6/15/25	50	50
2 Tennessee Valley Authority	2.250%	3/15/20	150	149
2 Tennessee Valley Authority	3.875%	2/15/21	250	255
2 Tennessee Valley Authority	1.875%	8/15/22	175	168
2 Tennessee Valley Authority	2.875%	9/15/24	191	188

2	Tennessee Valley Authority	6.750%	11/1/25	134	163
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,346
2	Tennessee Valley Authority	4.650%	6/15/35	175	196
2	Tennessee Valley Authority	5.880%	4/1/36	250	320
2	Tennessee Valley Authority	5.500%	6/15/38	100	124
2	Tennessee Valley Authority	5.250%	9/15/39	412	501
2	Tennessee Valley Authority	4.875%	1/15/48	100	119
2	Tennessee Valley Authority	5.375%	4/1/56	50	65
2	Tennessee Valley Authority	4.625%	9/15/60	180	209
2	Tennessee Valley Authority	4.250%	9/15/65	200	217
					49,528
Conventional Mortgage-Backed Securities (21.8%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	2,066	1,939
3,4	Fannie Mae Pool	2.500%	1/1/27–10/1/46	20,521	19,793
3,4,5	Fannie Mae Pool	3.000%	11/1/25–10/1/48	74,666	72,295
3,4,5	Fannie Mae Pool	3.500%	10/1/20–10/1/48	95,747	94,676
3,4,5	Fannie Mae Pool	4.000%	12/1/18–10/1/48	75,200	76,200
3,4,5	Fannie Mae Pool	4.500%	10/1/18–10/1/48	29,890	30,999
3,4,5	Fannie Mae Pool	5.000%	10/1/18–10/1/48	8,494	8,992
3,4	Fannie Mae Pool	5.500%	10/1/18–4/1/40	6,648	7,175
3,4	Fannie Mae Pool	6.000%	9/1/19–5/1/41	4,164	4,524
3,4	Fannie Mae Pool	6.500%	11/1/18–10/1/39	1,120	1,220
3,4	Fannie Mae Pool	7.000%	6/1/23–11/1/37	368	409
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	34	38
3,4	Fannie Mae Pool	8.000%	6/1/22–11/1/30	30	32
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	7	8
3,4	Fannie Mae Pool	9.500%	9/1/19–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	825	774
3,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	15,187	14,667
3,4	Freddie Mac Gold Pool	3.000%	10/1/26–10/1/47	52,118	50,442
3,4,5	Freddie Mac Gold Pool	3.500%	9/1/25–10/1/48	62,244	61,598
3,4,5	Freddie Mac Gold Pool	4.000%	4/1/19–10/1/48	44,720	45,312
3,4,5	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/48	17,828	18,467
3,4,5	Freddie Mac Gold Pool	5.000%	12/1/18–10/1/48	5,704	6,013
3,4	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	3,327	3,583
3,4	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,413	2,627
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	731	805
3,4	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	217	245
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	20	22
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	21	23
3,4	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	12	13
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	4
4	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	2,850	2,772
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/48	3,400	3,392
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/48	4,714	4,813
4	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	4,494	4,696
4	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,922	3,091
4	Ginnie Mae I Pool	5.500%	6/15/19–12/15/40	1,694	1,822
4	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,263	1,366
4	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	312	338
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	79	86
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	29	32
4	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	26	28
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
4	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	2
4	Ginnie Mae I Pool	9.500%	12/15/21	1	1
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,160	2,042

4	Ginnie Mae II Pool	3.000%	2/20/27–10/1/48	51,051	49,645
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/48	84,656	84,483
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/48	48,467	49,486
4,5	Ginnie Mae II Pool	4.500%	2/20/39–10/1/48	20,932	21,761
4,5	Ginnie Mae II Pool	5.000%	12/20/32–10/1/48	5,972	6,321
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,356	1,435
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	660	715
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	234	261
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	28	33
					761,522
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.127%	3/1/43	145	144
3,4	Fannie Mae Pool	2.182%	6/1/43	101	100
3,4	Fannie Mae Pool	2.195%	10/1/42	57	58
3,4	Fannie Mae Pool	2.278%	7/1/43	157	151
3,4	Fannie Mae Pool	2.387%	10/1/42	59	58
3,4	Fannie Mae Pool	2.429%	9/1/43	15	15
3,4,6	Fannie Mae Pool	2.726%	3/1/42	63	66
3,4,6	Fannie Mae Pool	3.057%	1/1/42	48	49
3,4,7	Fannie Mae Pool	3.070%	9/1/43	75	76
3,4,7	Fannie Mae Pool	3.176%	4/1/37	17	17
3,4,6	Fannie Mae Pool	3.303%	12/1/33	9	9
3,4,6	Fannie Mae Pool	3.330%	12/1/41	34	35
3,4	Fannie Mae Pool	3.362%	8/1/42	73	72
3,4,6	Fannie Mae Pool	3.385%	11/1/36	18	19
3,4,6	Fannie Mae Pool	3.455%	11/1/39	7	7
3,4,6	Fannie Mae Pool	3.482%	12/1/40	30	32
3,4,6	Fannie Mae Pool	3.483%	10/1/37	19	20
3,4	Fannie Mae Pool	3.493%	4/1/41	29	29
3,4,6	Fannie Mae Pool	3.524%	10/1/39	13	14
3,4,8	Fannie Mae Pool	3.530%	12/1/37	25	26
3,4,6	Fannie Mae Pool	3.547%	12/1/35–1/1/37	52	55
3,4,6	Fannie Mae Pool	3.555%	11/1/41	32	34
3,4,6	Fannie Mae Pool	3.557%	2/1/36	7	7
3,4,6	Fannie Mae Pool	3.560%	11/1/33–12/1/40	72	75
3,4,6	Fannie Mae Pool	3.563%	11/1/41	25	26
3,4,6	Fannie Mae Pool	3.565%	11/1/40–12/1/40	43	44
3,4,6	Fannie Mae Pool	3.570%	12/1/40	16	16
3,4,6	Fannie Mae Pool	3.575%	12/1/41	33	35
3,4,6	Fannie Mae Pool	3.606%	1/1/42	36	38
3,4,6	Fannie Mae Pool	3.614%	9/1/37	55	57
3,4,6	Fannie Mae Pool	3.627%	3/1/38	5	5
3,4,6	Fannie Mae Pool	3.645%	1/1/40	23	24
3,4,6	Fannie Mae Pool	3.649%	9/1/34	6	6
3,4,6	Fannie Mae Pool	3.685%	2/1/41	16	16
3,4,6	Fannie Mae Pool	3.716%	3/1/41	40	42
3,4,7	Fannie Mae Pool	3.724%	8/1/39	34	35
3,4,6	Fannie Mae Pool	3.747%	12/1/39	29	30
3,4,6	Fannie Mae Pool	3.756%	2/1/41	18	18
3,4,6	Fannie Mae Pool	3.765%	2/1/41	18	19
3,4,8	Fannie Mae Pool	3.791%	1/1/35	39	42
3,4,6	Fannie Mae Pool	3.849%	5/1/42	15	15
3,4,6	Fannie Mae Pool	3.851%	11/1/39	16	17
3,4,6	Fannie Mae Pool	3.855%	10/1/40	29	30
3,4,7	Fannie Mae Pool	3.888%	5/1/42	64	67
3,4,6	Fannie Mae Pool	3.913%	9/1/40	20	22
3,4,6	Fannie Mae Pool	3.948%	3/1/41	27	29

3,4,6	Fannie Mae Pool	3.955%	10/1/37	28	29
3,4,6	Fannie Mae Pool	4.015%	11/1/34	13	14
3,4,6	Fannie Mae Pool	4.070%	5/1/40	19	20
3,4,6	Fannie Mae Pool	4.132%	7/1/36	10	10
3,4,7	Fannie Mae Pool	4.161%	7/1/42	22	24
3,4,6	Fannie Mae Pool	4.187%	3/1/42	31	33
3,4,6	Fannie Mae Pool	4.234%	5/1/40	7	8
3,4,8	Fannie Mae Pool	4.235%	6/1/37	5	5
3,4,6	Fannie Mae Pool	4.284%	4/1/37	10	10
3,4,6	Fannie Mae Pool	4.313%	5/1/41	22	23
3,4,6	Fannie Mae Pool	4.333%	8/1/40	17	18
3,4,7	Fannie Mae Pool	4.340%	8/1/37	14	14
3,4,6	Fannie Mae Pool	4.362%	8/1/35	55	58
3,4,6	Fannie Mae Pool	4.380%	6/1/41	8	8
3,4,6	Fannie Mae Pool	4.385%	9/1/40	45	48
3,4,6	Fannie Mae Pool	4.415%	6/1/36	1	1
3,4,6	Fannie Mae Pool	4.440%	9/1/42	60	62
3,4,6	Fannie Mae Pool	4.445%	7/1/39	7	7
3,4,7	Fannie Mae Pool	4.472%	7/1/37	8	9
3,4,6	Fannie Mae Pool	4.482%	7/1/41	76	80
3,4,8	Fannie Mae Pool	4.488%	7/1/38	8	8
3,4,6	Fannie Mae Pool	4.537%	5/1/36	3	3
3,4,6	Fannie Mae Pool	4.580%	6/1/41	29	31
3,4,6	Fannie Mae Pool	4.590%	8/1/39	15	16
3,4	Freddie Mac Non Gold Pool	2.401%	5/1/42	11	10
3,4,6	Freddie Mac Non Gold Pool	2.735%	10/1/37	2	2
3,4	Freddie Mac Non Gold Pool	2.771%	2/1/42	26	26
3,4,6	Freddie Mac Non Gold Pool	3.375%	1/1/38	2	2
3,4,6	Freddie Mac Non Gold Pool	3.390%	12/1/36	12	13
3,4,6	Freddie Mac Non Gold Pool	3.410%	10/1/37	15	16
3,4,6	Freddie Mac Non Gold Pool	3.492%	12/1/36	17	17
3,4,6	Freddie Mac Non Gold Pool	3.493%	1/1/35	3	3
3,4,6	Freddie Mac Non Gold Pool	3.495%	12/1/40	30	31
3,4,6	Freddie Mac Non Gold Pool	3.496%	12/1/34	9	9
3,4,6	Freddie Mac Non Gold Pool	3.515%	12/1/36	6	6
3,4,8	Freddie Mac Non Gold Pool	3.520%	11/1/34	27	28
3,4,7	Freddie Mac Non Gold Pool	3.521%	6/1/37	8	8
3,4,6	Freddie Mac Non Gold Pool	3.577%	2/1/37	6	7
3,4,6	Freddie Mac Non Gold Pool	3.615%	3/1/37	3	3
3,4,6	Freddie Mac Non Gold Pool	3.630%	11/1/40–12/1/40	15	16
3,4,6	Freddie Mac Non Gold Pool	3.650%	11/1/40	27	28
3,4,6	Freddie Mac Non Gold Pool	3.659%	12/1/35	22	23
3,4,6	Freddie Mac Non Gold Pool	3.697%	1/1/41	6	6
3,4,6	Freddie Mac Non Gold Pool	3.727%	2/1/42	16	16
3,4,6	Freddie Mac Non Gold Pool	3.731%	1/1/41	20	20
3,4,8	Freddie Mac Non Gold Pool	3.837%	10/1/36	13	14
3,4,6	Freddie Mac Non Gold Pool	3.880%	3/1/41	7	8
3,4,6	Freddie Mac Non Gold Pool	3.900%	2/1/41	10	10
3,4,6	Freddie Mac Non Gold Pool	3.910%	2/1/41	20	21
3,4,8	Freddie Mac Non Gold Pool	3.970%	2/1/36	9	10
3,4,6	Freddie Mac Non Gold Pool	4.062%	7/1/35	8	9
3,4,6	Freddie Mac Non Gold Pool	4.125%	5/1/38	2	2
3,4,6	Freddie Mac Non Gold Pool	4.145%	3/1/38	5	5
3,4,6	Freddie Mac Non Gold Pool	4.211%	9/1/37	13	13
3,4,6	Freddie Mac Non Gold Pool	4.225%	9/1/40	29	30
3,4,8	Freddie Mac Non Gold Pool	4.232%	5/1/36	9	9
3,4,6	Freddie Mac Non Gold Pool	4.255%	5/1/40	10	10
3,4,6	Freddie Mac Non Gold Pool	4.347%	5/1/37	21	22

3,4,6	Freddie Mac Non Gold Pool	4.432%	5/1/40	7	7
3,4,6	Freddie Mac Non Gold Pool	4.483%	6/1/40	27	29
3,4,6	Freddie Mac Non Gold Pool	4.516%	6/1/40	31	32
3,4,6	Freddie Mac Non Gold Pool	4.544%	6/1/41	11	11
3,4,6	Freddie Mac Non Gold Pool	4.630%	6/1/40	14	15
4,8	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	61	63
4,8	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	247	257
4,8	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	185	189
4,8	Ginnie Mae II Pool	3.625%	11/20/40–6/20/43	161	165
4,8	Ginnie Mae II Pool	4.125%	5/20/41	19	19
4,8	Ginnie Mae II Pool	4.250%	5/20/41	7	7
					3,587
Total U.S. Government and Agency Obligations (Cost $2,317,161)					2,255,754
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	20	20
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	37	37
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	48	48
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	100	99
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	25	25
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	50
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	420
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	100
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	250	246
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	300	295
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	375	368
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	225	218
4	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	275	274
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	250	247
4	American Express Credit Account Master
	Trust 2018-4	2.990%	12/15/23	325	324
4	American Express Credit Account Master
	Trust 2018-8	3.180%	4/15/24	100	100
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	45	44
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	80	79
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.070%	12/19/22	100	100
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.260%	1/18/24	56	56
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.500%	1/18/24	50	50
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	246
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	470
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	50	50
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	75	75
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	72	71

4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	28	27
4 BANK 2017 - BNK5	3.390%	6/15/60	150	145
4 BANK 2017 - BNK5	3.624%	6/15/60	100	97
4 BANK 2017 - BNK6	3.518%	7/15/60	404	394
4 BANK 2017 - BNK6	3.741%	7/15/60	404	394
4 BANK 2017 - BNK7	3.175%	9/15/60	100	95
4 BANK 2017 - BNK7	3.435%	9/15/60	75	73
4 BANK 2017 - BNK7	3.748%	9/15/60	75	73
4 BANK 2017 - BNK8	3.488%	11/15/50	150	146
4 BANK 2017 - BNK8	3.731%	11/15/50	25	24
4 BANK 2017 - BNK9	3.279%	11/15/54	150	144
4 BANK 2017 - BNK9	3.538%	11/15/54	150	146
4 BANK 2018 - BN11	4.046%	3/15/61	100	101
4 BANK 2018 - BN12	4.255%	5/15/61	125	129
4 BANK 2018 - BN12	4.492%	5/15/61	50	51
4 BANK 2018 - BN13	4.217%	8/15/61	25	26
4 BANK 2018 - BNK10	3.641%	2/15/61	50	50
4 BANK 2018 - BNK10	3.688%	2/15/61	250	246
4 BANK 2018 - BNK10	3.898%	2/15/61	50	49
4 BANK 2018-BN14	4.231%	9/15/60	100	103
4 BANK 2018-BNK14	4.128%	9/15/60	50	51
4 BANK 2018-BNK14	4.481%	9/15/60	25	26
4 Bank Of America Credit Card Trust
BACCT_18-A2	3.000%	9/15/23	400	398
Bank of Nova Scotia	1.850%	4/14/20	450	441
Bank of Nova Scotia	1.875%	4/26/21	175	169
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	124
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	320
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	99
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	35	35
4 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	100	99
4 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	50	50
4 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	125	126
4 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	325	327
4 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	150	151
4 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	100	102
4 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	225	228
4 BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	350	358
4 BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	75	77
4 BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	75	77
4 Benchmark 2018-B6 Mortgage Trust	4.203%	11/10/51	50	52
4 Benchmark 2018-B6 Mortgage Trust	4.261%	11/10/51	50	52
4 Benchmark 2018-B6 Mortgage Trust	4.441%	11/10/51	25	26
4 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	75	74
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	148
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	49
4 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	14	14
4 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	67	67
4 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	7	7
4 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	75	75
4 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	50	50

4 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	250	246
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	150	147
4 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	170	168
4 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	200	197
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	100	99
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	250	245
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	225	217
4 Capital One Multi-Asset Execution Trust
2018-1	3.010%	2/15/24	125	125
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	4	4
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	22	22
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	50	50
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	36	36
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	49
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	76	75
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	49
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	74
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	49
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	74
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	49
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	75
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	50
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	140
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	98
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	25
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	143
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	31
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	49
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	122
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	73
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	77
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	12	12
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	345
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	125	125
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	150	145
CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	100	98
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	250	239
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	50	49
4 Chase Issuance Trust 2012-A4	1.580%	8/15/21	150	148
4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	300
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	223
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	147
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	223

4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	195
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	222
4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	100	99
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	200	198
4 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	500	498
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	200	194
4 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	325	324
4 Citibank Credit Card Issuance Trust 2017-
A9	1.800%	9/20/21	340	337
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	550	542
4 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	450	450
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	75	74
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	98
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	50	52
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	75	78
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	25	25
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	25	26
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	25	25
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	50	51
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	50	50
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	100	100
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	175	175
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	225	218
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	100	98
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	48	48
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	175	170
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	84	82
4 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	100	100
4 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	100	101
4 Citigroup Commercial Mortgage Trust
2016-C1	3.003%	5/10/49	55	53
4 Citigroup Commercial Mortgage Trust
2016-C1	3.209%	5/10/49	125	120

4	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	225	223
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	75	71
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	250	242
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	50	49
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	150	146
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	50	49
4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	50	51
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	275	278
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	57
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	65
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	77
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	122
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	30	30
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	30	30
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	41
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	155
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	31
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	15	15
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	50
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	51
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	51
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	26
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	25
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	64
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	47	47
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	71
4	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	90	93
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	41
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	102
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	57
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	67	67
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	30
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	57
4	COMM 2014-CCRE15 Mortgage Trust	4.833%	2/10/47	28	29
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	50
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	77
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	47	47
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	25
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	51
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	25
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	50
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	177
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	51
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	50
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	86
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	174
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	50
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	153
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	100

4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	51
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	23	23
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	22
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	55
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	15
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	10
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	50
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	101
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	125
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	44
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	126
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	117	117
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	124
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	225
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	50
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	50
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	147
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	49
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	74
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	99
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	50
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	126
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	224
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	124
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	124
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	25
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	122
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	49
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	150
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	124
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	100	99
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	75	74
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	50	50
4 CSAIL 2015-C2 Commercial Mortgage
Trust	1.454%	6/15/57	15	15
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	150	148
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	75	74
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	85	85
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	100	100
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.252%	8/15/48	50	50
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	50	50
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	75	75
4 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	200	195
4 CSAIL 2017-C8 Commercial Mortgage
Trust	3.392%	6/15/50	150	145
4 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	150	145

4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	50	48
4	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	275	279
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	25	26
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	73
4	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	94
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	97
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	48
4	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	275	271
4	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	225	221
4	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	350	349
4	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	150	146
4	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	225	222
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	100	100
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	100	100
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	128	129
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	314	317
3,4	Fannie Mae-Aces 2013-M12	2.482%	3/25/23	211	202
3,4	Fannie Mae-Aces 2013-M14	2.603%	4/25/23	254	246
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	343	340
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	14	14
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	97	92
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	64	64
3,4	Fannie Mae-Aces 2014-M1	3.298%	7/25/23	434	430
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	177	176
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	313	308
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	39	38
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	122
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	346	347
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	79	78
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	175	175
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	174
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	285	282
3,4	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	297	293
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	32	31
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	171
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	195
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	286
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	96
3,4	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	225	217
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	266
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	204	195
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	96
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	149	146
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	191
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	95	91
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	97
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	230
3,4	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	250	231
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	192
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	95

3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	94
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	186
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	47
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	69
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	275
3,4	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	200	185
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	105
3,4	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	300	289
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	264
3,4	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	200	187
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	143
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	493
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	402
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	165	158
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	96
3,4	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	50	50
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	21	21
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	40	40
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	19	19
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	18	18
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	249	253
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	132	134
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	350	347
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	150	146
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	350	340
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	225	219
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	325	317
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	325	317
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	475	473
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	325	326
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	188	186
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	325	325
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	340	340
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	200	198
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	340	341
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	218	216
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	325	322

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	288	291
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	400	403
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	325	329
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	83	82
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	400	402
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	52	51
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	225	225
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	82	80
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	275	274
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	275	273
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	41	39
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	42	41
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	150	147
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	108	105
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	175	172
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	175	173
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	83	80
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	175	175
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	225	223
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	125	122
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	200	199
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	125	123
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	75	73
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	200	191
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	150	141
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	100	94
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	475	471
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	300	293
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	433	422

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	150	145
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	125	121
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	200	194
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	75	73
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	100	98
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	100	99
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	150	150
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	6/25/51	350	358
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	100	93
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	100	101
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	200	196
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	34	34
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	325	324
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	100	99
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	32	32
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	97	97
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	24	24
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	407	404
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	173	171
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	515	510
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	400	399
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	34	34
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	370	369
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	225	224
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	175	171
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	225	222
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	225	227
3,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	200	191
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	125	122

3,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	225	225
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	100	102
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	25	26
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	100	102
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	175	179
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	50	48
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	125	124
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	150	147
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	125	121
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	100	99
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	200	196
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	200	196
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	275	271
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	25	25
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	275	278
3,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	175	174
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	11	11
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	125	125
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	15	15
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	44	44
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	4	4
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	100	99
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	73
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	375	369
4	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	225	224
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	160	157
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	170	164
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	225	223
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	200	198
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	5/25/33	75	76
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	8/25/33	75	76
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	39	39

4 GM Financial Automobile Leasing Trust
2016-2	1.620%	9/20/19	19	19
4 GM Financial Automobile Leasing Trust
2016-3	1.610%	12/20/19	43	43
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	125	124
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	25	25
4 GM Financial Automobile Leasing Trust
2018-2	3.060%	6/21/21	50	50
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	25	25
4 GM Financial Consumer Automobile 2018-
2	2.810%	12/16/22	100	99
4 GM Financial Consumer Automobile 2018-
2	3.020%	12/18/23	75	74
4 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	92	90
4 GS Mortgage Securities Corporation II
2013-GC10	3.279%	2/10/46	35	34
4 GS Mortgage Securities Corporation II
2015-GC30	2.726%	5/10/50	100	99
4 GS Mortgage Securities Corporation II
2015-GC30	3.382%	5/10/50	150	147
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	81
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	300
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	162	162
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	122
4 GS Mortgage Securities Trust 2013-GC13	4.185%	7/10/46	20	21
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	89
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	38
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1	1
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	30
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	155
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	50
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	127
4 GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	25	25
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	50
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	75
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	225
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	50
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	50
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	147
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	125
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	50
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	124
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	98
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	72
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	187
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	73
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	49
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	149
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	49
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	146
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	254
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	68

4 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	35	35
4 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	22	22
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	100	99
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	250	248
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	75	74
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	75	75
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	50	50
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	9	9
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	9	9
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	73	73
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	73
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	190	191
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	139	136
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	176
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	51
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	38
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	103
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	204
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	76
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	235
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	99
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	100	99
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	98
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	39
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.171%	7/15/45	26	26
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	39	39
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	103

4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	16	16
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	67
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	36
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	130
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	26
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	46	46
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	97
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	30
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	25
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	177
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	86
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	41	41
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	75
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	200
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	120	120
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	173
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	100
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	108

4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	57
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	124
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	122
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	49
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	96	96
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	57
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	99
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	126
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	101
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	53
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	57
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	125
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	124
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	82
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	74
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	398
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	72
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	49
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	75	73
JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	50	49
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	225	231
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	25	26
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	175	174
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	75	75
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	4	4
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	25	25
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	100	99
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.303%	8/15/46	40	41

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.503%	8/15/46	20	20
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	100	103
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	68	67
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	100	99
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	50	49
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	50	49
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	50	49
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	83	83
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	110	111
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	100	102
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.792%	2/15/47	100	103
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	25	25
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	100	101
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.479%	6/15/47	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	95	95
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.585%	10/15/47	50	51
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	125	125
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	50	49
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	200	195
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	100	98
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	75	73
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	50	49
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	125	125
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	125	124

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	75	74
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	75	74
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	75	74
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	75	75
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	100	99
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	225	222
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	200	187
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	250	237
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	150	147
Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	100	98
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	125	120
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	150	146
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	347
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	75
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	75
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	95
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	79
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	186
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	200	196
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	146
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	100	100
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	70	69
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25
4 Nissan Auto Receivables 2015-B Owner
Trust	1.340%	3/16/20	14	14
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	50	50
4 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	17	17
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	75	74
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	76	76
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	75	73
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	104	101
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	125	124
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	100	99
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	99

Royal Bank of Canada	2.100%	10/14/20	800	782
4 Royal Bank of Canada	1.875%	2/5/21	400	393
Royal Bank of Canada	2.300%	3/22/21	175	171
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	90	90
4 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	25	25
4 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	50	50
4 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	50	50
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	50	50
4 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	50	50
4 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	50	50
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	50	50
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	275
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	363
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	148
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	150	145
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	275	273
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	275	275
4 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	146
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.481%	8/15/39	5	5
9 Toronto-Dominion Bank	2.250%	3/15/21	250	244
4 Toyota Auto Receivables 2015-B Owner
Trust	1.740%	9/15/20	88	88
4 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	64	64
4 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	20	20
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	75	74
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	43	43
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	50	49
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	225	221
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	125	124
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	50	49
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	125	125
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	25	25
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	97

4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	48
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	146
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	49
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	170
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	73
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	96
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	147
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	60
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	97
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	148
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	99
4 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	128
4 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	103
4 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	26
4 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	77
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	148
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	277
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	75
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	103
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	163
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	25
4 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	175	181
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	275	280
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	69	68
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	46	46
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	76
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	87	87
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	74
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	123
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	74
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	123
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	73
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	269
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	174
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	31
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	125
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	174

4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	268
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	76
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	77
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	49
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	101
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	211
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	138
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	58
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	124
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	49
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	72
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	100
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	97
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	153
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	187
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	52
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	169
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	97
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	100	96
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	150	147
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	25	24
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	250	242
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	275	277

4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	50	50
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	175	179
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	200	204
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	75	77
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	175	175
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	125	125
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	100	101
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	75	74
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	139	136
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	93
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	39
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	74
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	149
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	73
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	20
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	103
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	20
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	30
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	31
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	51
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	3	3
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	25
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	25
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	25

4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	50	51
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.723%	3/15/47	25	25
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.036%	5/15/47	20	20
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	25	25
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	25	25
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.176%	5/15/47	25	25
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	75	75
4	WFRBS Commercial Mortgage Trust 2014-
	C22	3.752%	9/15/57	150	151
4	WFRBS Commercial Mortgage Trust 2014-
	C22	4.371%	9/15/57	25	25
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	76	77
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	50	51
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.428%	11/15/47	65	64
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	65	65
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	23	23
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	60	60
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	140	143
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	60	61
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	150	147
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	200	199
4	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	16	16
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	50
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $95,426)					93,059
Corporate Bonds (27.0%)
Finance (8.7%)
	Banking (6.3%)
	American Express Co.	2.200%	10/30/20	300	293
	American Express Co.	2.500%	8/1/22	500	480
	American Express Co.	2.650%	12/2/22	225	216
	American Express Co.	3.400%	2/27/23	300	295
	American Express Co.	3.700%	8/3/23	325	324
	American Express Co.	3.000%	10/30/24	300	287
	American Express Co.	3.625%	12/5/24	150	147
	American Express Co.	4.050%	12/3/42	67	64
	American Express Credit Corp.	2.200%	3/3/20	250	247
	American Express Credit Corp.	2.375%	5/26/20	330	325
	American Express Credit Corp.	2.600%	9/14/20	300	296
	American Express Credit Corp.	2.250%	5/5/21	275	267
	American Express Credit Corp.	2.700%	3/3/22	300	292

American Express Credit Corp.	3.300%	5/3/27	350	336
Associated Bank NA/Green Bay WI	3.500%	8/13/21	50	50
Australia & New Zealand Banking Group
Ltd.	2.125%	8/19/20	250	245
Australia & New Zealand Banking Group
Ltd.	2.250%	11/9/20	200	196
Australia & New Zealand Banking Group
Ltd.	2.700%	11/16/20	300	296
Australia & New Zealand Banking Group
Ltd.	2.300%	6/1/21	325	315
Australia & New Zealand Banking Group
Ltd.	2.550%	11/23/21	250	242
Australia & New Zealand Banking Group
Ltd.	2.625%	5/19/22	200	193
Australia & New Zealand Banking Group
Ltd.	2.625%	11/9/22	200	192
Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	250	246
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	247
Banco Santander SA	3.848%	4/12/23	200	195
Banco Santander SA	5.179%	11/19/25	450	452
Banco Santander SA	3.800%	2/23/28	200	181
Banco Santander SA	4.379%	4/12/28	200	190
Bank of America Corp.	2.250%	4/21/20	500	493
Bank of America Corp.	2.625%	10/19/20	525	519
Bank of America Corp.	2.625%	4/19/21	755	743
4 Bank of America Corp.	2.369%	7/21/21	500	491
4 Bank of America Corp.	2.328%	10/1/21	350	342
4 Bank of America Corp.	2.738%	1/23/22	250	246
4 Bank of America Corp.	3.499%	5/17/22	175	175
Bank of America Corp.	2.503%	10/21/22	300	287
Bank of America Corp.	3.300%	1/11/23	650	641
4 Bank of America Corp.	3.124%	1/20/23	145	142
4 Bank of America Corp.	2.881%	4/24/23	1,000	971
4 Bank of America Corp.	2.816%	7/21/23	1,250	1,207
Bank of America Corp.	4.100%	7/24/23	300	305
Bank of America Corp.	3.004%	12/20/23	1,346	1,302
Bank of America Corp.	4.125%	1/22/24	325	330
4 Bank of America Corp.	3.550%	3/5/24	600	593
Bank of America Corp.	4.000%	4/1/24	392	395
4 Bank of America Corp.	3.864%	7/23/24	125	125
Bank of America Corp.	4.200%	8/26/24	475	477
Bank of America Corp.	4.000%	1/22/25	455	449
Bank of America Corp.	3.950%	4/21/25	500	490
4 Bank of America Corp.	3.093%	10/1/25	350	333
4 Bank of America Corp.	3.366%	1/23/26	300	288
Bank of America Corp.	4.450%	3/3/26	675	676
Bank of America Corp.	3.500%	4/19/26	100	97
Bank of America Corp.	4.250%	10/22/26	725	715
Bank of America Corp.	3.248%	10/21/27	750	699
Bank of America Corp.	4.183%	11/25/27	375	366
4 Bank of America Corp.	3.824%	1/20/28	425	414
4 Bank of America Corp.	3.705%	4/24/28	350	336
4 Bank of America Corp.	3.593%	7/21/28	600	571
Bank of America Corp.	3.419%	12/20/28	1,334	1,252
4 Bank of America Corp.	3.970%	3/5/29	200	195
4 Bank of America Corp.	4.271%	7/23/29	100	99
Bank of America Corp.	6.110%	1/29/37	335	386

4 Bank of America Corp.	4.244%	4/24/38	350	341
Bank of America Corp.	7.750%	5/14/38	340	459
Bank of America Corp.	5.875%	2/7/42	300	354
Bank of America Corp.	5.000%	1/21/44	750	800
Bank of America Corp.	4.875%	4/1/44	300	314
Bank of America Corp.	4.750%	4/21/45	100	101
4 Bank of America Corp.	4.443%	1/20/48	100	99
Bank of America NA	6.000%	10/15/36	250	296
Bank of Montreal	2.100%	12/12/19	175	173
Bank of Montreal	3.100%	7/13/20	200	200
Bank of Montreal	3.100%	4/13/21	325	324
Bank of Montreal	1.900%	8/27/21	325	312
Bank of Montreal	2.350%	9/11/22	46	44
Bank of Montreal	2.550%	11/6/22	104	100
4 Bank of Montreal	3.803%	12/15/32	1,000	927
Bank of New York Mellon Corp.	2.600%	8/17/20	175	174
Bank of New York Mellon Corp.	2.450%	11/27/20	150	148
Bank of New York Mellon Corp.	2.050%	5/3/21	250	242
Bank of New York Mellon Corp.	3.550%	9/23/21	300	302
Bank of New York Mellon Corp.	2.600%	2/7/22	200	195
Bank of New York Mellon Corp.	2.950%	1/29/23	195	190
4 Bank of New York Mellon Corp.	2.661%	5/16/23	200	193
Bank of New York Mellon Corp.	3.450%	8/11/23	150	149
Bank of New York Mellon Corp.	2.200%	8/16/23	225	211
Bank of New York Mellon Corp.	3.250%	9/11/24	150	146
Bank of New York Mellon Corp.	3.000%	2/24/25	250	240
Bank of New York Mellon Corp.	2.800%	5/4/26	200	187
Bank of New York Mellon Corp.	2.450%	8/17/26	125	114
Bank of New York Mellon Corp.	3.250%	5/16/27	150	144
4 Bank of New York Mellon Corp.	3.442%	2/7/28	150	145
Bank of New York Mellon Corp.	3.000%	10/30/28	200	182
Bank of New York Mellon Corp.	3.300%	8/23/29	100	93
Bank of Nova Scotia	2.150%	7/14/20	200	197
Bank of Nova Scotia	2.350%	10/21/20	950	933
Bank of Nova Scotia	2.800%	7/21/21	420	413
Bank of Nova Scotia	2.700%	3/7/22	250	244
Bank of Nova Scotia	4.500%	12/16/25	300	300
Barclays Bank plc	2.650%	1/11/21	200	196
Barclays plc	2.750%	11/8/19	100	99
Barclays plc	2.875%	6/8/20	500	494
Barclays plc	3.250%	1/12/21	300	296
Barclays plc	3.200%	8/10/21	150	147
Barclays plc	3.684%	1/10/23	100	97
4 Barclays plc	4.338%	5/16/24	1,000	988
Barclays plc	3.650%	3/16/25	350	328
Barclays plc	4.375%	1/12/26	300	291
Barclays plc	4.337%	1/10/28	200	189
4 Barclays plc	4.972%	5/16/29	200	197
Barclays plc	5.250%	8/17/45	250	242
Barclays plc	4.950%	1/10/47	200	185
BB&T Corp.	5.250%	11/1/19	100	102
BB&T Corp.	2.450%	1/15/20	130	129
BB&T Corp.	2.150%	2/1/21	125	122
BB&T Corp.	2.050%	5/10/21	175	169
BB&T Corp.	3.200%	9/3/21	150	149
BB&T Corp.	2.750%	4/1/22	175	171
BB&T Corp.	2.850%	10/26/24	100	96
BB&T Corp.	3.700%	6/5/25	175	174

	BNP Paribas SA	2.375%	5/21/20	375	369
	BNP Paribas SA	5.000%	1/15/21	475	491
	BPCE SA	2.250%	1/27/20	125	123
	BPCE SA	2.650%	2/3/21	275	270
	BPCE SA	2.750%	12/2/21	250	244
9	BPCE SA	3.000%	5/22/22	250	242
	BPCE SA	4.000%	4/15/24	325	327
	BPCE SA	3.375%	12/2/26	250	234
	Branch Banking & Trust Co.	2.250%	6/1/20	400	394
	Branch Banking & Trust Co.	2.625%	1/15/22	250	244
	Branch Banking & Trust Co.	3.625%	9/16/25	500	490
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	195
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	148
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	338
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	199
	Capital One Bank USA NA	3.375%	2/15/23	235	228
	Capital One Financial Corp.	2.500%	5/12/20	250	247
	Capital One Financial Corp.	2.400%	10/30/20	250	245
	Capital One Financial Corp.	4.750%	7/15/21	50	52
	Capital One Financial Corp.	3.050%	3/9/22	175	171
	Capital One Financial Corp.	3.200%	1/30/23	350	340
	Capital One Financial Corp.	3.500%	6/15/23	27	26
	Capital One Financial Corp.	3.750%	4/24/24	175	172
	Capital One Financial Corp.	3.300%	10/30/24	225	214
	Capital One Financial Corp.	4.200%	10/29/25	175	170
	Capital One Financial Corp.	3.750%	7/28/26	500	466
	Capital One Financial Corp.	3.750%	3/9/27	100	94
	Capital One Financial Corp.	3.800%	1/31/28	300	283
	Capital One NA	2.250%	9/13/21	175	168
	Capital One NA	2.650%	8/8/22	500	480
	Citibank NA	3.050%	5/1/20	400	399
	Citibank NA	2.100%	6/12/20	175	172
	Citibank NA	2.125%	10/20/20	400	391
	Citibank NA	2.850%	2/12/21	200	198
	Citibank NA	3.400%	7/23/21	475	474
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	372	392
	Citigroup Inc.	2.450%	1/10/20	350	347
	Citigroup Inc.	2.400%	2/18/20	275	272
	Citigroup Inc.	5.375%	8/9/20	50	52
	Citigroup Inc.	2.700%	3/30/21	600	589
	Citigroup Inc.	2.350%	8/2/21	150	145
	Citigroup Inc.	2.900%	12/8/21	200	196
	Citigroup Inc.	4.500%	1/14/22	475	488
	Citigroup Inc.	2.750%	4/25/22	425	412
	Citigroup Inc.	2.700%	10/27/22	375	360
	Citigroup Inc.	3.375%	3/1/23	150	148
	Citigroup Inc.	3.500%	5/15/23	675	664
4	Citigroup Inc.	2.876%	7/24/23	450	435
	Citigroup Inc.	3.875%	10/25/23	350	351
	Citigroup Inc.	4.000%	8/5/24	125	124
	Citigroup Inc.	3.875%	3/26/25	350	340
	Citigroup Inc.	3.300%	4/27/25	175	168
	Citigroup Inc.	4.400%	6/10/25	1,400	1,400
	Citigroup Inc.	5.500%	9/13/25	75	80
	Citigroup Inc.	3.700%	1/12/26	350	340
	Citigroup Inc.	4.600%	3/9/26	275	277
	Citigroup Inc.	3.400%	5/1/26	25	24
	Citigroup Inc.	3.200%	10/21/26	875	815

Citigroup Inc.	4.300%	11/20/26	75	74
Citigroup Inc.	4.450%	9/29/27	1,000	990
4 Citigroup Inc.	3.887%	1/10/28	525	508
4 Citigroup Inc.	3.668%	7/24/28	850	806
Citigroup Inc.	4.125%	7/25/28	250	241
4 Citigroup Inc.	3.520%	10/27/28	435	409
4 Citigroup Inc.	4.075%	4/23/29	190	186
Citigroup Inc.	6.625%	6/15/32	100	118
Citigroup Inc.	6.125%	8/25/36	75	85
4 Citigroup Inc.	3.878%	1/24/39	225	207
Citigroup Inc.	8.125%	7/15/39	562	808
Citigroup Inc.	5.875%	1/30/42	100	116
Citigroup Inc.	5.300%	5/6/44	375	392
Citigroup Inc.	4.650%	7/30/45	200	201
Citigroup Inc.	4.750%	5/18/46	300	293
Citigroup Inc.	4.650%	7/23/48	450	456
Citizens Bank NA	2.450%	12/4/19	100	99
Citizens Bank NA	2.250%	3/2/20	175	172
Citizens Bank NA	2.200%	5/26/20	150	147
Citizens Bank NA	2.250%	10/30/20	200	195
Citizens Bank NA	2.550%	5/13/21	200	195
Citizens Bank NA	2.650%	5/26/22	125	120
Citizens Financial Group Inc.	4.300%	12/3/25	125	123
Comerica Bank	4.000%	7/27/25	50	49
Comerica Inc.	3.700%	7/31/23	200	199
Commonwealth Bank of Australia	2.400%	11/2/20	350	342
Commonwealth Bank of Australia	2.550%	3/15/21	175	171
9 Commonwealth Bank of Australia	2.750%	3/10/22	500	485
Compass Bank	3.500%	6/11/21	150	149
Compass Bank	2.875%	6/29/22	250	241
Cooperatieve Rabobank UA	2.250%	1/14/20	250	247
Cooperatieve Rabobank UA	4.500%	1/11/21	150	153
Cooperatieve Rabobank UA	2.500%	1/19/21	600	587
Cooperatieve Rabobank UA	2.750%	1/10/22	250	243
Cooperatieve Rabobank UA	3.875%	2/8/22	525	529
Cooperatieve Rabobank UA	3.950%	11/9/22	125	124
Cooperatieve Rabobank UA	4.625%	12/1/23	175	177
Cooperatieve Rabobank UA	3.375%	5/21/25	275	268
Cooperatieve Rabobank UA	4.375%	8/4/25	600	592
Cooperatieve Rabobank UA	3.750%	7/21/26	225	212
Cooperatieve Rabobank UA	5.250%	5/24/41	100	111
Cooperatieve Rabobank UA	5.750%	12/1/43	250	279
Cooperatieve Rabobank UA	5.250%	8/4/45	600	627
Credit Suisse AG	5.400%	1/14/20	325	333
Credit Suisse AG	3.000%	10/29/21	600	591
Credit Suisse AG	3.625%	9/9/24	575	567
9 Credit Suisse Group AG	3.574%	1/9/23	500	490
9 Credit Suisse Group AG	4.282%	1/9/28	250	243
Credit Suisse Group Funding Guernsey
Ltd.	2.750%	3/26/20	250	248
Credit Suisse Group Funding Guernsey
Ltd.	3.125%	12/10/20	250	248
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	275	274
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	750	745
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	575	566

Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	250	241
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	375	380
Deutsche Bank AG	2.700%	7/13/20	625	611
Deutsche Bank AG	2.950%	8/20/20	100	98
Deutsche Bank AG	3.125%	1/13/21	100	98
Deutsche Bank AG	3.150%	1/22/21	275	268
Deutsche Bank AG	4.250%	10/14/21	700	697
Deutsche Bank AG	3.300%	11/16/22	500	475
Deutsche Bank AG	3.950%	2/27/23	300	291
Deutsche Bank AG	3.700%	5/30/24	225	212
Deutsche Bank AG	4.100%	1/13/26	100	95
Discover Bank	3.200%	8/9/21	100	99
Discover Bank	3.350%	2/6/23	150	146
Discover Bank	4.200%	8/8/23	300	301
Discover Bank	3.450%	7/27/26	100	93
Discover Bank	4.650%	9/13/28	250	250
Discover Financial Services	3.850%	11/21/22	200	198
Discover Financial Services	3.950%	11/6/24	525	512
Discover Financial Services	3.750%	3/4/25	100	95
Fifth Third Bancorp	3.500%	3/15/22	125	124
Fifth Third Bancorp	4.300%	1/16/24	275	277
Fifth Third Bancorp	3.950%	3/14/28	75	74
Fifth Third Bancorp	8.250%	3/1/38	225	306
Fifth Third Bank	2.200%	10/30/20	200	195
Fifth Third Bank	2.250%	6/14/21	300	291
Fifth Third Bank	3.850%	3/15/26	200	195
Fifth Third Bank/Cincinnati OH	3.350%	7/26/21	200	199
Fifth Third Bank/Cincinnati OH	3.950%	7/28/25	200	200
First Horizon National Corp.	3.500%	12/15/20	100	100
First Niagara Financial Group Inc.	6.750%	3/19/20	50	52
First Republic Bank	2.500%	6/6/22	100	96
First Republic Bank	4.375%	8/1/46	75	69
FirstMerit Bank NA	4.270%	11/25/26	150	148
Goldman Sachs Bank USA	3.200%	6/5/20	200	200
Goldman Sachs Capital I	6.345%	2/15/34	225	260
Goldman Sachs Group Inc.	2.550%	10/23/19	450	448
Goldman Sachs Group Inc.	2.300%	12/13/19	600	595
Goldman Sachs Group Inc.	5.375%	3/15/20	475	490
Goldman Sachs Group Inc.	2.600%	4/23/20	775	768
Goldman Sachs Group Inc.	6.000%	6/15/20	480	501
Goldman Sachs Group Inc.	2.750%	9/15/20	550	543
Goldman Sachs Group Inc.	2.875%	2/25/21	175	173
Goldman Sachs Group Inc.	2.625%	4/25/21	150	147
Goldman Sachs Group Inc.	5.250%	7/27/21	650	680
Goldman Sachs Group Inc.	2.350%	11/15/21	500	481
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,250
Goldman Sachs Group Inc.	3.000%	4/26/22	600	587
4 Goldman Sachs Group Inc.	2.876%	10/31/22	1,000	975
Goldman Sachs Group Inc.	3.625%	1/22/23	425	423
Goldman Sachs Group Inc.	3.200%	2/23/23	425	415
4 Goldman Sachs Group Inc.	2.908%	6/5/23	350	338
4 Goldman Sachs Group Inc.	2.905%	7/24/23	500	483
Goldman Sachs Group Inc.	4.000%	3/3/24	525	526
Goldman Sachs Group Inc.	3.850%	7/8/24	175	174
Goldman Sachs Group Inc.	3.500%	1/23/25	750	727
4 Goldman Sachs Group Inc.	3.272%	9/29/25	550	526

Goldman Sachs Group Inc.	4.250%	10/21/25	200	198
Goldman Sachs Group Inc.	3.750%	2/25/26	200	194
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,187
Goldman Sachs Group Inc.	5.950%	1/15/27	400	438
Goldman Sachs Group Inc.	3.850%	1/26/27	350	340
4 Goldman Sachs Group Inc.	3.691%	6/5/28	500	475
4 Goldman Sachs Group Inc.	3.814%	4/23/29	400	381
4 Goldman Sachs Group Inc.	4.223%	5/1/29	650	640
Goldman Sachs Group Inc.	6.450%	5/1/36	50	58
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,171
4 Goldman Sachs Group Inc.	4.017%	10/31/38	350	324
4 Goldman Sachs Group Inc.	4.411%	4/23/39	400	386
Goldman Sachs Group Inc.	6.250%	2/1/41	675	814
Goldman Sachs Group Inc.	4.800%	7/8/44	325	331
Goldman Sachs Group Inc.	5.150%	5/22/45	475	485
Goldman Sachs Group Inc.	4.750%	10/21/45	325	329
HSBC Bank USA NA	4.875%	8/24/20	250	256
HSBC Bank USA NA	5.625%	8/15/35	250	277
HSBC Bank USA NA	7.000%	1/15/39	250	320
HSBC Holdings plc	3.400%	3/8/21	625	623
HSBC Holdings plc	2.950%	5/25/21	800	788
HSBC Holdings plc	2.650%	1/5/22	500	484
HSBC Holdings plc	4.875%	1/14/22	160	166
HSBC Holdings plc	4.000%	3/30/22	290	293
4 HSBC Holdings plc	3.262%	3/13/23	560	548
HSBC Holdings plc	3.600%	5/25/23	200	198
4 HSBC Holdings plc	3.033%	11/22/23	200	193
HSBC Holdings plc	4.250%	3/14/24	250	249
4 HSBC Holdings plc	3.950%	5/18/24	500	496
HSBC Holdings plc	4.250%	8/18/25	150	147
HSBC Holdings plc	4.300%	3/8/26	1,100	1,093
HSBC Holdings plc	3.900%	5/25/26	450	435
4 HSBC Holdings plc	4.292%	9/12/26	250	247
HSBC Holdings plc	4.375%	11/23/26	350	344
4 HSBC Holdings plc	4.041%	3/13/28	900	867
4 HSBC Holdings plc	4.583%	6/19/29	400	400
HSBC Holdings plc	7.625%	5/17/32	100	125
HSBC Holdings plc	7.350%	11/27/32	100	123
HSBC Holdings plc	6.500%	5/2/36	350	412
HSBC Holdings plc	6.500%	9/15/37	50	59
HSBC Holdings plc	6.800%	6/1/38	200	245
HSBC Holdings plc	5.250%	3/14/44	750	779
HSBC USA Inc.	2.350%	3/5/20	375	371
HSBC USA Inc.	2.750%	8/7/20	150	149
HSBC USA Inc.	5.000%	9/27/20	300	308
Huntington Bancshares Inc.	7.000%	12/15/20	25	27
Huntington Bancshares Inc.	3.150%	3/14/21	100	99
Huntington Bancshares Inc.	2.300%	1/14/22	200	191
Huntington National Bank	2.375%	3/10/20	250	247
Huntington National Bank	2.400%	4/1/20	150	148
Huntington National Bank	3.250%	5/14/21	250	248
Huntington National Bank	2.500%	8/7/22	200	191
Huntington National Bank	3.550%	10/6/23	250	247
ING Groep NV	3.150%	3/29/22	200	195
ING Groep NV	4.100%	10/2/23	300	300
ING Groep NV	3.950%	3/29/27	300	288
ING Groep NV	4.550%	10/2/28	200	199
Intesa Sanpaolo SPA	5.250%	1/12/24	225	222

JPMorgan Chase & Co.	2.250%	1/23/20	1,976	1,956
JPMorgan Chase & Co.	2.750%	6/23/20	965	958
JPMorgan Chase & Co.	4.400%	7/22/20	475	485
JPMorgan Chase & Co.	4.250%	10/15/20	200	204
JPMorgan Chase & Co.	2.550%	10/29/20	450	443
JPMorgan Chase & Co.	2.550%	3/1/21	850	834
JPMorgan Chase & Co.	4.625%	5/10/21	250	258
JPMorgan Chase & Co.	2.400%	6/7/21	275	268
JPMorgan Chase & Co.	2.295%	8/15/21	450	437
JPMorgan Chase & Co.	4.350%	8/15/21	205	210
JPMorgan Chase & Co.	4.500%	1/24/22	25	26
4 JPMorgan Chase & Co.	3.514%	6/18/22	200	200
JPMorgan Chase & Co.	3.250%	9/23/22	750	744
JPMorgan Chase & Co.	2.972%	1/15/23	970	944
JPMorgan Chase & Co.	3.200%	1/25/23	750	738
4 JPMorgan Chase & Co.	2.776%	4/25/23	350	340
JPMorgan Chase & Co.	3.375%	5/1/23	300	294
JPMorgan Chase & Co.	2.700%	5/18/23	250	240
4 JPMorgan Chase & Co.	3.559%	4/23/24	325	322
JPMorgan Chase & Co.	3.625%	5/13/24	500	495
4 JPMorgan Chase & Co.	3.797%	7/23/24	175	175
JPMorgan Chase & Co.	3.875%	9/10/24	575	568
JPMorgan Chase & Co.	3.125%	1/23/25	400	382
4 JPMorgan Chase & Co.	3.220%	3/1/25	600	580
JPMorgan Chase & Co.	3.900%	7/15/25	300	299
JPMorgan Chase & Co.	3.300%	4/1/26	1,185	1,135
JPMorgan Chase & Co.	3.200%	6/15/26	300	285
JPMorgan Chase & Co.	2.950%	10/1/26	875	812
JPMorgan Chase & Co.	4.125%	12/15/26	450	445
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	943
4 JPMorgan Chase & Co.	3.782%	2/1/28	625	607
4 JPMorgan Chase & Co.	3.540%	5/1/28	350	333
4 JPMorgan Chase & Co.	3.509%	1/23/29	425	401
4 JPMorgan Chase & Co.	4.005%	4/23/29	300	294
4 JPMorgan Chase & Co.	4.203%	7/23/29	200	199
JPMorgan Chase & Co.	6.400%	5/15/38	450	560
JPMorgan Chase & Co.	5.500%	10/15/40	450	510
JPMorgan Chase & Co.	5.600%	7/15/41	450	516
JPMorgan Chase & Co.	5.400%	1/6/42	150	168
JPMorgan Chase & Co.	5.625%	8/16/43	300	339
JPMorgan Chase & Co.	4.950%	6/1/45	100	105
4 JPMorgan Chase & Co.	4.260%	2/22/48	375	360
4 JPMorgan Chase & Co.	4.032%	7/24/48	500	464
4 JPMorgan Chase & Co.	3.964%	11/15/48	500	458
4 JPMorgan Chase & Co.	3.897%	1/23/49	400	363
4 JPMorgan Chase Bank NA	2.604%	2/1/21	250	248
4 JPMorgan Chase Bank NA	3.086%	4/26/21	400	399
KeyBank NA	2.500%	12/15/19	100	99
KeyBank NA	2.250%	3/16/20	500	493
KeyBank NA	2.300%	9/14/22	200	191
KeyBank NA	3.375%	3/7/23	250	248
KeyBank NA	3.300%	6/1/25	125	120
KeyCorp	5.100%	3/24/21	25	26
KeyCorp	4.100%	4/30/28	600	597
Lloyds Bank plc	2.400%	3/17/20	50	49
Lloyds Bank plc	6.375%	1/21/21	175	186
Lloyds Bank plc	3.300%	5/7/21	200	199
Lloyds Banking Group plc	3.000%	1/11/22	300	292

Lloyds Banking Group plc	4.050%	8/16/23	900	894
4 Lloyds Banking Group plc	2.907%	11/7/23	400	381
Lloyds Banking Group plc	4.450%	5/8/25	200	200
Lloyds Banking Group plc	4.582%	12/10/25	700	683
Lloyds Banking Group plc	3.750%	1/11/27	200	187
Lloyds Banking Group plc	4.375%	3/22/28	250	244
Lloyds Banking Group plc	4.550%	8/16/28	200	197
4 Lloyds Banking Group plc	3.574%	11/7/28	200	183
Lloyds Banking Group plc	5.300%	12/1/45	200	201
Lloyds Banking Group plc	4.344%	1/9/48	700	606
M&T Bank Corp.	3.550%	7/26/23	200	199
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	173
Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	221
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	398
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	200
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	385
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	289
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	295
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	735
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	94
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	247
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	514
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	227
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	484
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	234
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	196
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	198
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	50
Mizuho Financial Group Inc.	3.549%	3/5/23	200	197
4 Mizuho Financial Group Inc.	3.922%	9/11/24	200	199
Mizuho Financial Group Inc.	3.663%	2/28/27	250	241
Mizuho Financial Group Inc.	4.018%	3/5/28	325	321
4 Mizuho Financial Group Inc.	4.254%	9/11/29	400	398
Morgan Stanley	5.500%	1/26/20	275	283
Morgan Stanley	2.650%	1/27/20	250	248
Morgan Stanley	2.800%	6/16/20	800	794
Morgan Stanley	5.500%	7/24/20	175	182
Morgan Stanley	5.750%	1/25/21	250	263
Morgan Stanley	2.500%	4/21/21	200	195
Morgan Stanley	5.500%	7/28/21	75	79
Morgan Stanley	2.625%	11/17/21	500	486
Morgan Stanley	2.750%	5/19/22	600	582
Morgan Stanley	4.875%	11/1/22	425	440
Morgan Stanley	3.125%	1/23/23	750	731
Morgan Stanley	3.750%	2/25/23	675	675
4 Morgan Stanley	3.737%	4/24/24	750	744
Morgan Stanley	3.875%	4/29/24	545	543
Morgan Stanley	3.700%	10/23/24	650	640
Morgan Stanley	4.000%	7/23/25	230	228
Morgan Stanley	5.000%	11/24/25	650	673
Morgan Stanley	3.875%	1/27/26	225	221
Morgan Stanley	3.125%	7/27/26	700	652
Morgan Stanley	6.250%	8/9/26	425	477
Morgan Stanley	4.350%	9/8/26	400	397
Morgan Stanley	3.625%	1/20/27	850	813
Morgan Stanley	3.950%	4/23/27	325	311
4 Morgan Stanley	3.591%	7/22/28	875	828
4 Morgan Stanley	3.772%	1/24/29	575	552

Morgan Stanley	7.250%	4/1/32	150	191
4 Morgan Stanley	3.971%	7/22/38	375	351
4 Morgan Stanley	4.457%	4/22/39	250	248
Morgan Stanley	6.375%	7/24/42	600	748
Morgan Stanley	4.300%	1/27/45	475	458
Morgan Stanley	4.375%	1/22/47	350	341
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	197
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	472
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	95
National Australia Bank Ltd.	2.125%	5/22/20	600	590
National Australia Bank Ltd.	1.875%	7/12/21	175	167
National Australia Bank Ltd.	3.375%	9/20/21	250	248
National Australia Bank Ltd.	2.500%	5/22/22	550	528
National Australia Bank Ltd.	3.000%	1/20/23	250	243
National Australia Bank Ltd.	3.625%	6/20/23	250	248
National Australia Bank Ltd.	3.375%	1/14/26	100	96
National Australia Bank Ltd.	2.500%	7/12/26	200	180
National Bank of Canada	2.150%	6/12/20	250	244
National Bank of Canada	2.200%	11/2/20	200	194
Northern Trust Corp.	3.450%	11/4/20	50	50
Northern Trust Corp.	3.375%	8/23/21	100	100
Northern Trust Corp.	3.950%	10/30/25	150	152
Northern Trust Corp.	3.650%	8/3/28	100	99
4 Northern Trust Corp.	3.375%	5/8/32	50	47
People's United Bank NA	4.000%	7/15/24	100	99
People's United Financial Inc.	3.650%	12/6/22	100	99
PNC Bank NA	2.400%	10/18/19	75	75
PNC Bank NA	2.000%	5/19/20	250	246
PNC Bank NA	2.300%	6/1/20	150	148
PNC Bank NA	2.450%	11/5/20	430	423
PNC Bank NA	2.150%	4/29/21	250	243
PNC Bank NA	2.550%	12/9/21	100	97
PNC Bank NA	2.625%	2/17/22	175	170
PNC Bank NA	3.300%	10/30/24	200	195
PNC Bank NA	2.950%	2/23/25	150	143
PNC Bank NA	3.250%	6/1/25	100	97
PNC Bank NA	3.100%	10/25/27	250	235
PNC Bank NA	3.250%	1/22/28	150	143
PNC Bank NA	4.050%	7/26/28	250	251
PNC Financial Services Group Inc.	3.900%	4/29/24	125	124
PNC Financial Services Group Inc.	3.150%	5/19/27	750	709
PNC Funding Corp.	5.125%	2/8/20	150	154
PNC Funding Corp.	4.375%	8/11/20	475	484
PNC Funding Corp.	3.300%	3/8/22	440	438
Regions Bank	6.450%	6/26/37	250	291
4 Regions Bank/Birmingham AL	3.374%	8/13/21	150	150
Regions Financial Corp.	3.200%	2/8/21	100	99
Regions Financial Corp.	3.800%	8/14/23	200	199
Royal Bank of Canada	2.125%	3/2/20	1,150	1,136
Royal Bank of Canada	2.150%	10/26/20	200	196
Royal Bank of Canada	2.500%	1/19/21	200	197
Royal Bank of Canada	2.750%	2/1/22	300	294
Royal Bank of Canada	4.650%	1/27/26	250	255
Royal Bank of Scotland Group plc	6.125%	12/15/22	100	104
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	484
Royal Bank of Scotland Group plc	6.100%	6/10/23	195	203
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	776
Royal Bank of Scotland Group plc	6.000%	12/19/23	100	104

Royal Bank of Scotland Group plc	5.125%	5/28/24	500	500
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	300	300
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	989
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	200	200
Santander Holdings USA Inc.	3.700%	3/28/22	700	690
Santander Holdings USA Inc.	3.400%	1/18/23	115	111
Santander Holdings USA Inc.	4.500%	7/17/25	125	123
Santander Holdings USA Inc.	4.400%	7/13/27	250	239
Santander UK Group Holdings plc	3.125%	1/8/21	550	542
Santander UK Group Holdings plc	2.875%	8/5/21	225	219
Santander UK Group Holdings plc	3.571%	1/10/23	200	194
4 Santander UK Group Holdings plc	3.823%	11/3/28	200	184
Santander UK plc	2.375%	3/16/20	150	148
Santander UK plc	2.125%	11/3/20	200	195
Santander UK plc	3.400%	6/1/21	200	199
Santander UK plc	4.000%	3/13/24	150	150
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	250	246
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	294
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	239
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	244
State Street Corp.	1.950%	5/19/21	125	121
4 State Street Corp.	2.653%	5/15/23	300	291
State Street Corp.	3.100%	5/15/23	400	391
State Street Corp.	3.700%	11/20/23	83	84
State Street Corp.	3.550%	8/18/25	225	223
State Street Corp.	2.650%	5/19/26	125	116
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	200	198
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	250	248
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	300	297
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	196
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	246
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	100
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	251
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	242
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	335
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	240
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	458
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	243
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	193
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	192
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	243
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	199
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	146
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	113
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	162
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	661
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	286
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	300	296
SunTrust Bank	2.250%	1/31/20	200	198
4 SunTrust Bank	2.590%	1/29/21	100	99
SunTrust Bank	3.000%	2/2/23	75	73
SunTrust Bank	3.300%	5/15/26	200	188
4 SunTrust Bank/Atlanta GA	3.502%	8/2/22	250	249
4 SunTrust Bank/Atlanta GA	3.689%	8/2/24	250	248
SunTrust Banks Inc.	2.900%	3/3/21	75	74
SunTrust Banks Inc.	2.700%	1/27/22	125	121
SVB Financial Group	3.500%	1/29/25	100	97
Svenska Handelsbanken AB	2.450%	3/30/21	300	293

Svenska Handelsbanken AB	3.350%	5/24/21	200	199
Svenska Handelsbanken AB	1.875%	9/7/21	350	335
Synchrony Bank	3.650%	5/24/21	500	496
Synchrony Bank	3.000%	6/15/22	100	96
Synchrony Financial	2.700%	2/3/20	375	371
Synchrony Financial	4.250%	8/15/24	250	241
Synchrony Financial	4.500%	7/23/25	500	482
Synchrony Financial	3.700%	8/4/26	125	113
Synchrony Financial	3.950%	12/1/27	300	272
Synovus Financial Corp.	3.125%	11/1/22	50	48
Toronto-Dominion Bank	2.250%	11/5/19	500	497
Toronto-Dominion Bank	3.000%	6/11/20	200	200
Toronto-Dominion Bank	3.150%	9/17/20	400	401
Toronto-Dominion Bank	2.500%	12/14/20	100	98
Toronto-Dominion Bank	2.550%	1/25/21	450	443
Toronto-Dominion Bank	2.125%	4/7/21	175	170
Toronto-Dominion Bank	3.250%	6/11/21	600	599
Toronto-Dominion Bank	1.800%	7/13/21	150	144
UBS AG	2.350%	3/26/20	175	173
UBS AG	4.875%	8/4/20	50	51
9 UBS AG	2.450%	12/1/20	200	196
US Bancorp	2.350%	1/29/21	100	98
US Bancorp	4.125%	5/24/21	250	255
US Bancorp	2.625%	1/24/22	200	196
US Bancorp	3.000%	3/15/22	125	123
US Bancorp	2.950%	7/15/22	400	390
US Bancorp	3.700%	1/30/24	150	151
US Bancorp	3.600%	9/11/24	50	50
US Bancorp	3.100%	4/27/26	300	284
US Bancorp	3.150%	4/27/27	275	263
US Bancorp	3.900%	4/26/28	150	151
US Bank NA	2.350%	1/23/20	100	99
US Bank NA	2.050%	10/23/20	250	244
US Bank NA	2.850%	1/23/23	250	243
US Bank NA	2.800%	1/27/25	500	475
US Bank NA/Cincinnati OH	3.050%	7/24/20	250	249
US Bank NA/Cincinnati OH	3.400%	7/24/23	250	249
Wachovia Corp.	6.605%	10/1/25	265	295
Wells Fargo & Co.	2.600%	7/22/20	350	346
Wells Fargo & Co.	2.550%	12/7/20	300	295
Wells Fargo & Co.	2.500%	3/4/21	1,350	1,322
Wells Fargo & Co.	4.600%	4/1/21	475	489
Wells Fargo & Co.	2.100%	7/26/21	350	337
Wells Fargo & Co.	3.500%	3/8/22	450	449
Wells Fargo & Co.	2.625%	7/22/22	775	748
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,462
Wells Fargo & Co.	3.450%	2/13/23	350	343
Wells Fargo & Co.	3.300%	9/9/24	400	387
Wells Fargo & Co.	3.000%	2/19/25	425	403
Wells Fargo & Co.	3.000%	4/22/26	525	487
Wells Fargo & Co.	4.100%	6/3/26	575	567
Wells Fargo & Co.	3.000%	10/23/26	675	625
Wells Fargo & Co.	4.300%	7/22/27	475	473
4 Wells Fargo & Co.	3.584%	5/22/28	500	479
Wells Fargo & Co.	5.375%	2/7/35	200	224
Wells Fargo & Co.	5.375%	11/2/43	500	536
Wells Fargo & Co.	5.606%	1/15/44	600	667
Wells Fargo & Co.	4.650%	11/4/44	325	318

Wells Fargo & Co.	3.900%	5/1/45	500	464
Wells Fargo & Co.	4.900%	11/17/45	250	253
Wells Fargo & Co.	4.400%	6/14/46	300	281
Wells Fargo & Co.	4.750%	12/7/46	350	347
Wells Fargo Bank NA	2.150%	12/6/19	500	496
Wells Fargo Bank NA	2.400%	1/15/20	500	496
Wells Fargo Bank NA	2.600%	1/15/21	250	246
4 Wells Fargo Bank NA	3.325%	7/23/21	250	250
Wells Fargo Bank NA	3.550%	8/14/23	250	249
Wells Fargo Bank NA	5.950%	8/26/36	200	232
Wells Fargo Bank NA	5.850%	2/1/37	300	345
Wells Fargo Bank NA	6.600%	1/15/38	225	281
Westpac Banking Corp.	4.875%	11/19/19	300	306
Westpac Banking Corp.	2.150%	3/6/20	300	296
Westpac Banking Corp.	3.050%	5/15/20	125	124
Westpac Banking Corp.	2.600%	11/23/20	250	246
Westpac Banking Corp.	2.100%	5/13/21	600	581
Westpac Banking Corp.	2.000%	8/19/21	275	264
Westpac Banking Corp.	2.500%	6/28/22	1,000	961
Westpac Banking Corp.	2.750%	1/11/23	200	193
Westpac Banking Corp.	3.650%	5/15/23	75	75
Westpac Banking Corp.	2.850%	5/13/26	400	369
Westpac Banking Corp.	2.700%	8/19/26	175	159
Westpac Banking Corp.	3.350%	3/8/27	250	238
4 Westpac Banking Corp.	4.322%	11/23/31	500	480
ZB NA	3.500%	8/27/21	250	249

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	101
Affiliated Managers Group Inc.	3.500%	8/1/25	125	120
Ameriprise Financial Inc.	5.300%	3/15/20	125	129
Ameriprise Financial Inc.	4.000%	10/15/23	150	152
Ameriprise Financial Inc.	3.700%	10/15/24	100	99
BGC Partners Inc.	5.375%	12/9/19	50	51
BGC Partners Inc.	5.125%	5/27/21	50	51
BlackRock Inc.	5.000%	12/10/19	160	163
BlackRock Inc.	4.250%	5/24/21	125	128
BlackRock Inc.	3.375%	6/1/22	175	175
BlackRock Inc.	3.500%	3/18/24	175	175
BlackRock Inc.	3.200%	3/15/27	100	96
Brookfield Asset Management Inc.	4.000%	1/15/25	105	103
Brookfield Finance Inc.	4.250%	6/2/26	50	49
Brookfield Finance Inc.	3.900%	1/25/28	50	48
Brookfield Finance Inc.	4.700%	9/20/47	150	145
Brookfield Finance LLC	4.000%	4/1/24	125	124
Cboe Global Markets Inc.	3.650%	1/12/27	110	105
Charles Schwab Corp.	3.250%	5/21/21	125	125
Charles Schwab Corp.	3.225%	9/1/22	300	297
Charles Schwab Corp.	2.650%	1/25/23	100	97
Charles Schwab Corp.	3.850%	5/21/25	25	25
Charles Schwab Corp.	3.200%	3/2/27	250	238
Charles Schwab Corp.	3.200%	1/25/28	100	95
CME Group Inc.	3.000%	9/15/22	125	123
CME Group Inc.	3.000%	3/15/25	125	120
CME Group Inc.	5.300%	9/15/43	150	173
CME Group Inc.	4.150%	6/15/48	125	124
E*TRADE Financial Corp.	3.800%	8/24/27	75	71
E*TRADE Financial Corp.	4.500%	6/20/28	65	65

Eaton Vance Corp.	3.625%	6/15/23	50	49
Eaton Vance Corp.	3.500%	4/6/27	100	97
Franklin Resources Inc.	2.800%	9/15/22	225	218
Intercontinental Exchange Inc.	2.350%	9/15/22	100	96
Intercontinental Exchange Inc.	3.450%	9/21/23	100	100
Intercontinental Exchange Inc.	4.000%	10/15/23	150	153
Intercontinental Exchange Inc.	3.750%	12/1/25	300	300
Intercontinental Exchange Inc.	3.100%	9/15/27	150	142
Intercontinental Exchange Inc.	3.750%	9/21/28	75	74
Intercontinental Exchange Inc.	4.250%	9/21/48	175	172
Invesco Finance plc	3.125%	11/30/22	175	172
Invesco Finance plc	4.000%	1/30/24	450	451
Invesco Finance plc	3.750%	1/15/26	170	166
Invesco Finance plc	5.375%	11/30/43	75	83
Janus Capital Group Inc.	4.875%	8/1/25	75	76
Jefferies Financial Group Inc.	5.500%	10/18/23	150	155
Jefferies Group LLC	6.875%	4/15/21	105	113
Jefferies Group LLC	5.125%	1/20/23	100	103
Jefferies Group LLC	4.850%	1/15/27	200	197
Jefferies Group LLC	6.450%	6/8/27	50	54
Jefferies Group LLC	6.250%	1/15/36	75	75
Jefferies Group LLC	6.500%	1/20/43	75	77
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	300	269
Lazard Group LLC	3.750%	2/13/25	50	48
Lazard Group LLC	3.625%	3/1/27	100	93
Lazard Group LLC	4.500%	9/19/28	100	98
Legg Mason Inc.	4.750%	3/15/26	100	102
Legg Mason Inc.	5.625%	1/15/44	100	101
Nasdaq Inc.	5.550%	1/15/20	175	180
Nasdaq Inc.	4.250%	6/1/24	75	75
Nasdaq Inc.	3.850%	6/30/26	100	96
Nomura Holdings Inc.	6.700%	3/4/20	200	209
Raymond James Financial Inc.	3.625%	9/15/26	75	72
Raymond James Financial Inc.	4.950%	7/15/46	210	213
Stifel Financial Corp.	3.500%	12/1/20	50	50
Stifel Financial Corp.	4.250%	7/18/24	150	150
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	51
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	123
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	98
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	120

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	125	124
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	150	137
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	350	353
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	150	153
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	150	152
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	200	206
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	125	125

AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	100	98
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	175	178
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	125	120
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	150	139
Air Lease Corp.	2.125%	1/15/20	50	49
Air Lease Corp.	4.750%	3/1/20	75	76
Air Lease Corp.	2.500%	3/1/21	250	243
Air Lease Corp.	3.875%	4/1/21	75	75
Air Lease Corp.	3.375%	6/1/21	75	74
Air Lease Corp.	3.750%	2/1/22	300	299
Air Lease Corp.	2.625%	7/1/22	100	96
Air Lease Corp.	2.750%	1/15/23	100	95
Air Lease Corp.	3.875%	7/3/23	100	99
Air Lease Corp.	4.250%	9/15/24	75	75
Air Lease Corp.	3.250%	3/1/25	150	140
Air Lease Corp.	3.625%	4/1/27	75	69
Air Lease Corp.	3.625%	12/1/27	100	92
Air Lease Corp.	4.625%	10/1/28	100	98
Aircastle Ltd.	4.400%	9/25/23	125	124
Ares Capital Corp.	3.875%	1/15/20	75	75
Ares Capital Corp.	3.500%	2/10/23	250	239
Ares Capital Corp.	4.250%	3/1/25	100	96
GATX Corp.	3.250%	3/30/25	125	118
GATX Corp.	3.250%	9/15/26	50	46
GATX Corp.	3.850%	3/30/27	175	166
GATX Corp.	3.500%	3/15/28	100	92
GATX Corp.	4.550%	11/7/28	150	150
GATX Corp.	4.500%	3/30/45	50	46
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	1,037	1,011
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	558	531
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	2,068	1,945
International Lease Finance Corp.	8.250%	12/15/20	200	218
International Lease Finance Corp.	4.625%	4/15/21	89	91
International Lease Finance Corp.	8.625%	1/15/22	115	131
International Lease Finance Corp.	5.875%	8/15/22	160	169
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	70
AEGON Funding Co. LLC	5.750%	12/15/20	81	85
Aetna Inc.	2.750%	11/15/22	200	193
Aetna Inc.	2.800%	6/15/23	125	120
Aetna Inc.	3.500%	11/15/24	125	122
Aetna Inc.	6.625%	6/15/36	130	158
Aetna Inc.	6.750%	12/15/37	100	126
Aetna Inc.	4.500%	5/15/42	75	72
Aetna Inc.	4.125%	11/15/42	75	68
Aetna Inc.	3.875%	8/15/47	300	266
Aflac Inc.	2.400%	3/16/20	100	99
Aflac Inc.	4.000%	2/15/22	50	51
Aflac Inc.	3.625%	6/15/23	125	125

Aflac Inc.	3.625%	11/15/24	125	124
Aflac Inc.	3.250%	3/17/25	125	121
Aflac Inc.	2.875%	10/15/26	75	70
Aflac Inc.	4.000%	10/15/46	50	46
Alleghany Corp.	5.625%	9/15/20	100	104
Alleghany Corp.	4.900%	9/15/44	100	99
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	72
Allstate Corp.	3.150%	6/15/23	100	98
Allstate Corp.	5.550%	5/9/35	75	85
Allstate Corp.	4.500%	6/15/43	125	127
Allstate Corp.	4.200%	12/15/46	200	195
4 Allstate Corp.	5.750%	8/15/53	75	78
4 Allstate Corp.	6.500%	5/15/67	100	111
Alterra Finance LLC	6.250%	9/30/20	55	57
American Financial Group Inc.	3.500%	8/15/26	50	47
American Financial Group Inc.	4.500%	6/15/47	110	103
American International Group Inc.	3.375%	8/15/20	125	125
American International Group Inc.	6.400%	12/15/20	385	409
American International Group Inc.	3.300%	3/1/21	275	274
American International Group Inc.	4.875%	6/1/22	250	260
American International Group Inc.	4.125%	2/15/24	170	170
American International Group Inc.	4.200%	4/1/28	200	198
American International Group Inc.	3.875%	1/15/35	200	180
American International Group Inc.	4.700%	7/10/35	75	74
American International Group Inc.	6.250%	5/1/36	475	545
American International Group Inc.	4.500%	7/16/44	500	474
American International Group Inc.	4.750%	4/1/48	100	98
4 American International Group Inc.	5.750%	4/1/48	125	122
American International Group Inc.	4.375%	1/15/55	125	109
4 American International Group Inc.	8.175%	5/15/68	95	119
Anthem Inc.	4.350%	8/15/20	100	102
Anthem Inc.	2.500%	11/21/20	175	172
Anthem Inc.	3.700%	8/15/21	125	126
Anthem Inc.	3.125%	5/15/22	150	148
Anthem Inc.	2.950%	12/1/22	150	146
Anthem Inc.	3.300%	1/15/23	600	590
Anthem Inc.	3.500%	8/15/24	75	73
Anthem Inc.	3.350%	12/1/24	160	155
Anthem Inc.	3.650%	12/1/27	300	285
Anthem Inc.	4.101%	3/1/28	400	394
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	75	84
Anthem Inc.	6.375%	6/15/37	75	87
Anthem Inc.	4.625%	5/15/42	175	171
Anthem Inc.	4.650%	1/15/43	175	172
Anthem Inc.	5.100%	1/15/44	100	103
Anthem Inc.	4.375%	12/1/47	300	283
Anthem Inc.	4.550%	3/1/48	155	150
Anthem Inc.	4.850%	8/15/54	50	46
Aon Corp.	5.000%	9/30/20	150	155
Aon Corp.	8.205%	1/1/27	25	30
Aon Corp.	6.250%	9/30/40	100	119
Aon plc	3.500%	6/14/24	100	97
Aon plc	3.875%	12/15/25	200	197
Aon plc	4.600%	6/14/44	175	169
Aon plc	4.750%	5/15/45	100	100
Arch Capital Finance LLC	4.011%	12/15/26	100	99
Arch Capital Finance LLC	5.031%	12/15/46	100	105

Arch Capital Group Ltd.	7.350%	5/1/34	50	63
Arch Capital Group US Inc.	5.144%	11/1/43	50	52
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	177
Assurant Inc.	4.000%	3/15/23	50	50
Assurant Inc.	4.200%	9/27/23	100	99
Assurant Inc.	4.900%	3/27/28	100	100
Assurant Inc.	6.750%	2/15/34	50	57
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	77
Athene Holding Ltd.	4.125%	1/12/28	200	187
9 AXA Equitable Holdings Inc.	3.900%	4/20/23	100	99
9 AXA Equitable Holdings Inc.	4.350%	4/20/28	930	899
9 AXA Equitable Holdings Inc.	5.000%	4/20/48	350	327
AXA Financial Inc.	7.000%	4/1/28	75	84
AXA SA	8.600%	12/15/30	225	294
AXIS Specialty Finance LLC	5.875%	6/1/20	75	78
AXIS Specialty Finance plc	4.000%	12/6/27	550	520
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	275
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	128
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	149
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	90
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	126
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	225	226
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	695
Berkshire Hathaway Inc.	2.200%	3/15/21	200	196
Berkshire Hathaway Inc.	3.000%	2/11/23	125	124
Berkshire Hathaway Inc.	2.750%	3/15/23	250	243
Berkshire Hathaway Inc.	3.125%	3/15/26	725	697
Berkshire Hathaway Inc.	4.500%	2/11/43	175	181
Brighthouse Financial Inc.	3.700%	6/22/27	250	221
Brighthouse Financial Inc.	4.700%	6/22/47	130	107
Brown & Brown Inc.	4.200%	9/15/24	75	74
Chubb Corp.	6.000%	5/11/37	125	150
Chubb Corp.	6.500%	5/15/38	50	64
Chubb INA Holdings Inc.	2.875%	11/3/22	475	463
Chubb INA Holdings Inc.	2.700%	3/13/23	125	121
Chubb INA Holdings Inc.	3.350%	5/15/24	100	98
Chubb INA Holdings Inc.	3.150%	3/15/25	250	242
Chubb INA Holdings Inc.	6.700%	5/15/36	200	255
Chubb INA Holdings Inc.	4.150%	3/13/43	100	99
Chubb INA Holdings Inc.	4.350%	11/3/45	350	356
Cigna Corp.	5.125%	6/15/20	50	51
Cigna Corp.	4.375%	12/15/20	45	46
Cigna Corp.	4.500%	3/15/21	25	26
Cigna Corp.	4.000%	2/15/22	125	126
Cigna Corp.	3.250%	4/15/25	250	236
Cigna Corp.	7.875%	5/15/27	41	51
Cigna Corp.	3.050%	10/15/27	225	203
Cigna Corp.	5.375%	2/15/42	75	78
Cigna Corp.	3.875%	10/15/47	120	103
Cincinnati Financial Corp.	6.920%	5/15/28	100	119
Cincinnati Financial Corp.	6.125%	11/1/34	75	87
CNA Financial Corp.	5.875%	8/15/20	75	78
CNA Financial Corp.	5.750%	8/15/21	75	79
CNA Financial Corp.	4.500%	3/1/26	125	126
CNA Financial Corp.	3.450%	8/15/27	100	93
Coventry Health Care Inc.	5.450%	6/15/21	100	105
Enstar Group Ltd.	4.500%	3/10/22	50	50
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	98

9 Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	49
First American Financial Corp.	4.600%	11/15/24	100	100
Hanover Insurance Group Inc.	4.500%	4/15/26	100	99
Hartford Financial Services Group Inc.	5.125%	4/15/22	125	131
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	57
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	117
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	166
Humana Inc.	2.900%	12/15/22	150	145
Humana Inc.	3.850%	10/1/24	150	148
Humana Inc.	3.950%	3/15/27	150	147
Humana Inc.	4.625%	12/1/42	110	108
Humana Inc.	4.950%	10/1/44	200	207
Kemper Corp.	4.350%	2/15/25	40	39
Lincoln National Corp.	6.250%	2/15/20	25	26
Lincoln National Corp.	4.850%	6/24/21	50	52
Lincoln National Corp.	4.200%	3/15/22	50	51
Lincoln National Corp.	4.000%	9/1/23	50	50
Lincoln National Corp.	3.625%	12/12/26	75	72
Lincoln National Corp.	3.800%	3/1/28	100	97
Lincoln National Corp.	6.150%	4/7/36	10	11
Lincoln National Corp.	6.300%	10/9/37	75	87
Lincoln National Corp.	7.000%	6/15/40	160	201
Loews Corp.	2.625%	5/15/23	75	72
Loews Corp.	6.000%	2/1/35	50	57
Loews Corp.	4.125%	5/15/43	275	257
Manulife Financial Corp.	4.900%	9/17/20	275	283
Manulife Financial Corp.	4.150%	3/4/26	175	175
4 Manulife Financial Corp.	4.061%	2/24/32	190	181
Manulife Financial Corp.	5.375%	3/4/46	100	112
Markel Corp.	4.900%	7/1/22	125	127
Markel Corp.	3.500%	11/1/27	50	47
Markel Corp.	4.300%	11/1/47	50	45
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	493
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	304
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	73
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	98
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	97
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	98
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	96
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	300	283
Mercury General Corp.	4.400%	3/15/27	75	72
MetLife Inc.	4.750%	2/8/21	200	206
MetLife Inc.	3.048%	12/15/22	225	220
MetLife Inc.	3.600%	4/10/24	175	175
MetLife Inc.	3.000%	3/1/25	250	238
MetLife Inc.	3.600%	11/13/25	500	491
MetLife Inc.	6.500%	12/15/32	175	215
MetLife Inc.	6.375%	6/15/34	100	120
MetLife Inc.	5.700%	6/15/35	200	228
MetLife Inc.	5.875%	2/6/41	325	382
MetLife Inc.	4.125%	8/13/42	125	118
MetLife Inc.	4.875%	11/13/43	175	183
MetLife Inc.	4.721%	12/15/44	63	65
MetLife Inc.	4.600%	5/13/46	120	120
4 MetLife Inc.	6.400%	12/15/66	210	223
Old Republic International Corp.	4.875%	10/1/24	75	77
Old Republic International Corp.	3.875%	8/26/26	150	143
PartnerRe Finance B LLC	5.500%	6/1/20	100	103

Primerica Inc.	4.750%	7/15/22	125	129
Principal Financial Group Inc.	3.300%	9/15/22	50	49
Principal Financial Group Inc.	3.125%	5/15/23	100	97
Principal Financial Group Inc.	3.400%	5/15/25	75	72
Principal Financial Group Inc.	3.100%	11/15/26	100	92
Principal Financial Group Inc.	4.625%	9/15/42	50	49
Principal Financial Group Inc.	4.350%	5/15/43	50	47
Principal Financial Group Inc.	4.300%	11/15/46	75	72
4 Principal Financial Group Inc.	4.700%	5/15/55	65	65
Progressive Corp.	3.750%	8/23/21	75	76
Progressive Corp.	2.450%	1/15/27	150	136
Progressive Corp.	6.625%	3/1/29	125	149
Progressive Corp.	4.350%	4/25/44	50	49
Progressive Corp.	4.125%	4/15/47	250	243
Progressive Corp.	4.200%	3/15/48	155	153
Prudential Financial Inc.	5.375%	6/21/20	100	104
Prudential Financial Inc.	4.500%	11/15/20	250	256
Prudential Financial Inc.	4.500%	11/16/21	75	77
Prudential Financial Inc.	3.500%	5/15/24	125	125
Prudential Financial Inc.	5.750%	7/15/33	100	112
Prudential Financial Inc.	5.700%	12/14/36	125	142
Prudential Financial Inc.	6.625%	12/1/37	65	81
Prudential Financial Inc.	6.625%	6/21/40	65	81
4 Prudential Financial Inc.	5.875%	9/15/42	175	186
4 Prudential Financial Inc.	5.625%	6/15/43	375	391
Prudential Financial Inc.	5.100%	8/15/43	50	53
4 Prudential Financial Inc.	5.200%	3/15/44	85	85
Prudential Financial Inc.	4.600%	5/15/44	125	125
4 Prudential Financial Inc.	5.375%	5/15/45	250	251
Prudential Financial Inc.	3.905%	12/7/47	182	163
4 Prudential Financial Inc.	5.700%	9/15/48	150	149
Prudential Financial Inc.	3.935%	12/7/49	263	237
Reinsurance Group of America Inc.	6.450%	11/15/19	75	77
Reinsurance Group of America Inc.	5.000%	6/1/21	75	78
Reinsurance Group of America Inc.	4.700%	9/15/23	75	77
RenaissanceRe Finance Inc.	3.450%	7/1/27	50	47
Sompo International Holdings Ltd.	4.700%	10/15/22	100	101
Sompo International Holdings Ltd.	7.000%	7/15/34	75	86
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	87
Torchmark Corp.	3.800%	9/15/22	50	50
Torchmark Corp.	4.550%	9/15/28	55	55
Travelers Cos. Inc.	3.900%	11/1/20	125	127
Travelers Cos. Inc.	6.250%	6/15/37	150	184
Travelers Cos. Inc.	4.300%	8/25/45	150	149
Travelers Cos. Inc.	4.000%	5/30/47	125	118
Trinity Acquisition plc	4.400%	3/15/26	200	198
UnitedHealth Group Inc.	2.300%	12/15/19	125	124
UnitedHealth Group Inc.	2.700%	7/15/20	250	248
UnitedHealth Group Inc.	1.950%	10/15/20	100	98
UnitedHealth Group Inc.	4.700%	2/15/21	75	77
UnitedHealth Group Inc.	2.125%	3/15/21	225	219
UnitedHealth Group Inc.	3.375%	11/15/21	100	100
UnitedHealth Group Inc.	2.875%	12/15/21	125	124
UnitedHealth Group Inc.	3.350%	7/15/22	180	180
UnitedHealth Group Inc.	2.375%	10/15/22	150	144
UnitedHealth Group Inc.	2.750%	2/15/23	175	170
UnitedHealth Group Inc.	2.875%	3/15/23	25	24
UnitedHealth Group Inc.	3.500%	6/15/23	100	100

UnitedHealth Group Inc.	3.750%	7/15/25	950	952
UnitedHealth Group Inc.	3.100%	3/15/26	225	215
UnitedHealth Group Inc.	3.450%	1/15/27	75	73
UnitedHealth Group Inc.	3.375%	4/15/27	350	340
UnitedHealth Group Inc.	2.950%	10/15/27	150	140
UnitedHealth Group Inc.	3.850%	6/15/28	100	100
UnitedHealth Group Inc.	4.625%	7/15/35	175	187
UnitedHealth Group Inc.	6.500%	6/15/37	50	64
UnitedHealth Group Inc.	6.625%	11/15/37	125	163
UnitedHealth Group Inc.	6.875%	2/15/38	245	326
UnitedHealth Group Inc.	5.950%	2/15/41	60	73
UnitedHealth Group Inc.	4.625%	11/15/41	110	114
UnitedHealth Group Inc.	4.375%	3/15/42	50	51
UnitedHealth Group Inc.	3.950%	10/15/42	175	167
UnitedHealth Group Inc.	4.250%	3/15/43	125	125
UnitedHealth Group Inc.	4.750%	7/15/45	305	327
UnitedHealth Group Inc.	4.200%	1/15/47	135	133
UnitedHealth Group Inc.	4.250%	4/15/47	100	100
UnitedHealth Group Inc.	3.750%	10/15/47	350	325
UnitedHealth Group Inc.	4.250%	6/15/48	300	300
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	100	98
Unum Group	4.000%	3/15/24	50	49
Unum Group	5.750%	8/15/42	25	26
Voya Financial Inc.	3.125%	7/15/24	100	94
Voya Financial Inc.	3.650%	6/15/26	250	237
Voya Financial Inc.	5.700%	7/15/43	75	82
Voya Financial Inc.	4.800%	6/15/46	40	39
Willis North America Inc.	4.500%	9/15/28	100	100
Willis North America Inc.	5.050%	9/15/48	50	50
WR Berkley Corp.	5.375%	9/15/20	175	181
XLIT Ltd.	5.750%	10/1/21	105	111
XLIT Ltd.	4.450%	3/31/25	100	98
XLIT Ltd.	6.250%	5/15/27	125	141
XLIT Ltd.	5.500%	3/31/45	100	106

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	48
ORIX Corp.	3.250%	12/4/24	75	71
ORIX Corp.	3.700%	7/18/27	200	190

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	99
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	128
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	75	75
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	120
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	48
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	48
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	100
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	126
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	25	25
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	75	74
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	100
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	75	70

AvalonBay Communities Inc.	2.850%	3/15/23	25	24
AvalonBay Communities Inc.	4.200%	12/15/23	75	77
AvalonBay Communities Inc.	3.450%	6/1/25	100	98
AvalonBay Communities Inc.	2.950%	5/11/26	150	141
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	75	72
AvalonBay Communities Inc.	3.200%	1/15/28	75	71
AvalonBay Communities Inc.	4.350%	4/15/48	60	60
Boston Properties LP	5.625%	11/15/20	325	338
Boston Properties LP	4.125%	5/15/21	75	76
Boston Properties LP	3.850%	2/1/23	225	226
Boston Properties LP	3.125%	9/1/23	275	267
Boston Properties LP	3.200%	1/15/25	100	95
Boston Properties LP	3.650%	2/1/26	100	97
Boston Properties LP	2.750%	10/1/26	50	45
Brandywine Operating Partnership LP	3.950%	2/15/23	750	744
Brandywine Operating Partnership LP	3.950%	11/15/27	100	94
Brixmor Operating Partnership LP	3.875%	8/15/22	150	149
Brixmor Operating Partnership LP	3.650%	6/15/24	50	48
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	194
Brixmor Operating Partnership LP	3.900%	3/15/27	75	71
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	97
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	23
Corporate Office Properties LP	3.700%	6/15/21	50	49
Corporate Office Properties LP	3.600%	5/15/23	150	145
CubeSmart LP	4.375%	12/15/23	100	102
CubeSmart LP	4.000%	11/15/25	50	49
CubeSmart LP	3.125%	9/1/26	100	91
DDR Corp.	4.625%	7/15/22	200	204
DDR Corp.	3.900%	8/15/24	100	97
DDR Corp.	3.625%	2/1/25	200	189
DDR Corp.	4.250%	2/1/26	70	68
DDR Corp.	4.700%	6/1/27	75	75
Digital Realty Trust LP	5.250%	3/15/21	75	78
Digital Realty Trust LP	3.950%	7/1/22	75	75
Digital Realty Trust LP	3.625%	10/1/22	1,075	1,066
Digital Realty Trust LP	3.700%	8/15/27	200	190
Digital Realty Trust LP	4.450%	7/15/28	300	300
Duke Realty LP	3.250%	6/30/26	175	165
Duke Realty LP	3.375%	12/15/27	60	56
Duke Realty LP	4.000%	9/15/28	50	49
EPR Properties	5.750%	8/15/22	125	131
EPR Properties	5.250%	7/15/23	125	128
EPR Properties	4.500%	4/1/25	50	49
EPR Properties	4.750%	12/15/26	100	98
EPR Properties	4.950%	4/15/28	75	74
ERP Operating LP	4.625%	12/15/21	129	133
ERP Operating LP	3.000%	4/15/23	125	122
ERP Operating LP	3.375%	6/1/25	125	121
ERP Operating LP	2.850%	11/1/26	50	46
ERP Operating LP	3.500%	3/1/28	100	96
ERP Operating LP	4.500%	7/1/44	150	150
ERP Operating LP	4.500%	6/1/45	25	25
ERP Operating LP	4.000%	8/1/47	100	93
Essex Portfolio LP	5.200%	3/15/21	50	52

Essex Portfolio LP	3.250%	5/1/23	25	24
Essex Portfolio LP	3.500%	4/1/25	100	96
Essex Portfolio LP	3.375%	4/15/26	100	94
Essex Portfolio LP	3.625%	5/1/27	100	96
Essex Portfolio LP	4.500%	3/15/48	120	118
Federal Realty Investment Trust	2.750%	6/1/23	25	24
Federal Realty Investment Trust	3.250%	7/15/27	50	47
Federal Realty Investment Trust	4.500%	12/1/44	150	149
Government Properties Income Trust	4.000%	7/15/22	100	99
HCP Inc.	2.625%	2/1/20	375	372
HCP Inc.	3.150%	8/1/22	75	73
HCP Inc.	4.000%	12/1/22	210	210
HCP Inc.	4.250%	11/15/23	250	251
HCP Inc.	3.400%	2/1/25	75	71
HCP Inc.	6.750%	2/1/41	100	123
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	93
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	99
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	96
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	93
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	94
Highwoods Realty LP	3.200%	6/15/21	100	98
Highwoods Realty LP	4.125%	3/15/28	75	73
Hospitality Properties Trust	4.650%	3/15/24	140	139
Hospitality Properties Trust	5.250%	2/15/26	100	101
Hospitality Properties Trust	4.950%	2/15/27	100	98
Hospitality Properties Trust	3.950%	1/15/28	75	68
Hospitality Properties Trust	4.375%	2/15/30	300	276
Host Hotels & Resorts LP	6.000%	10/1/21	100	105
Host Hotels & Resorts LP	4.750%	3/1/23	50	51
Host Hotels & Resorts LP	3.750%	10/15/23	86	84
Host Hotels & Resorts LP	3.875%	4/1/24	75	73
Host Hotels & Resorts LP	4.000%	6/15/25	50	49
Hudson Pacific Properties LP	3.950%	11/1/27	100	93
Kilroy Realty LP	3.800%	1/15/23	250	248
Kilroy Realty LP	3.450%	12/15/24	50	48
Kimco Realty Corp.	3.400%	11/1/22	150	147
Kimco Realty Corp.	3.125%	6/1/23	25	24
Kimco Realty Corp.	2.800%	10/1/26	125	111
Kimco Realty Corp.	3.800%	4/1/27	75	71
Kimco Realty Corp.	4.125%	12/1/46	50	43
Kimco Realty Corp.	4.450%	9/1/47	50	46
Kite Realty Group LP	4.000%	10/1/26	200	182
Liberty Property LP	3.375%	6/15/23	50	49
Liberty Property LP	4.400%	2/15/24	100	100
Liberty Property LP	3.750%	4/1/25	75	73
Life Storage LP	3.875%	12/15/27	150	141
LifeStorage LP	3.500%	7/1/26	125	116
Mid-America Apartments LP	4.300%	10/15/23	150	152
Mid-America Apartments LP	3.750%	6/15/24	50	49
Mid-America Apartments LP	3.600%	6/1/27	250	239
National Retail Properties Inc.	3.800%	10/15/22	200	200
National Retail Properties Inc.	3.500%	10/15/27	350	328
National Retail Properties Inc.	4.300%	10/15/28	25	25
National Retail Properties Inc.	4.800%	10/15/48	50	50
Omega Healthcare Investors Inc.	4.375%	8/1/23	500	496
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	101
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	98

Omega Healthcare Investors Inc.	5.250%	1/15/26	100	101
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	288
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	68
Physicians Realty LP	4.300%	3/15/27	100	96
Physicians Realty LP	3.950%	1/15/28	100	93
Piedmont Operating Partnership LP	3.400%	6/1/23	75	72
Prologis LP	3.875%	9/15/28	100	100
Prologis LP	4.375%	9/15/48	75	76
Public Storage	2.370%	9/15/22	55	53
Public Storage	3.094%	9/15/27	100	94
Realty Income Corp.	3.250%	10/15/22	375	370
Realty Income Corp.	3.875%	7/15/24	50	50
Realty Income Corp.	3.875%	4/15/25	100	100
Realty Income Corp.	4.125%	10/15/26	125	125
Realty Income Corp.	3.000%	1/15/27	100	92
Realty Income Corp.	3.650%	1/15/28	190	184
Realty Income Corp.	4.650%	3/15/47	175	176
Regency Centers LP	3.600%	2/1/27	25	24
Regency Centers LP	4.125%	3/15/28	75	74
Regency Centers LP	4.400%	2/1/47	200	189
Sabra Health Care LP	5.125%	8/15/26	25	25
Select Income REIT	4.150%	2/1/22	100	99
Select Income REIT	4.250%	5/15/24	100	96
Select Income REIT	4.500%	2/1/25	50	48
Senior Housing Properties Trust	4.750%	2/15/28	50	48
Simon Property Group LP	4.375%	3/1/21	125	128
Simon Property Group LP	2.500%	7/15/21	120	117
Simon Property Group LP	4.125%	12/1/21	250	255
Simon Property Group LP	2.350%	1/30/22	150	145
Simon Property Group LP	3.375%	3/15/22	100	99
Simon Property Group LP	2.625%	6/15/22	100	97
Simon Property Group LP	2.750%	2/1/23	25	24
Simon Property Group LP	2.750%	6/1/23	100	96
Simon Property Group LP	3.750%	2/1/24	150	150
Simon Property Group LP	3.500%	9/1/25	100	97
Simon Property Group LP	3.300%	1/15/26	195	188
Simon Property Group LP	3.250%	11/30/26	75	71
Simon Property Group LP	3.375%	6/15/27	160	153
Simon Property Group LP	3.375%	12/1/27	100	95
Simon Property Group LP	4.750%	3/15/42	100	105
Simon Property Group LP	4.250%	11/30/46	200	195
SL Green Operating Partnership LP	3.250%	10/15/22	100	97
STORE Capital Corp.	4.500%	3/15/28	100	98
Tanger Properties LP	3.125%	9/1/26	175	157
Tanger Properties LP	3.875%	7/15/27	50	47
UDR Inc.	3.700%	10/1/20	25	25
UDR Inc.	4.625%	1/10/22	50	51
UDR Inc.	2.950%	9/1/26	150	137
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	250	237
Ventas Realty LP	3.125%	6/15/23	175	169
Ventas Realty LP	3.750%	5/1/24	200	196
Ventas Realty LP	4.125%	1/15/26	75	74
Ventas Realty LP	3.250%	10/15/26	75	69
Ventas Realty LP	3.850%	4/1/27	50	48
Ventas Realty LP	4.000%	3/1/28	125	121
Ventas Realty LP	5.700%	9/30/43	75	81
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	197

VEREIT Operating Partnership LP	4.125%	6/1/21	75	76
VEREIT Operating Partnership LP	4.600%	2/6/24	75	75
VEREIT Operating Partnership LP	3.950%	8/15/27	450	423
Vornado Realty LP	3.500%	1/15/25	100	96
Washington Prime Group LP	3.850%	4/1/20	50	50
Washington Prime Group LP	5.950%	8/15/24	50	48
Washington REIT	4.950%	10/1/20	25	25
Washington REIT	3.950%	10/15/22	75	75
Weingarten Realty Investors	3.375%	10/15/22	50	49
Weingarten Realty Investors	3.500%	4/15/23	100	98
Welltower Inc.	4.950%	1/15/21	75	77
Welltower Inc.	5.250%	1/15/22	300	313
Welltower Inc.	3.750%	3/15/23	75	74
Welltower Inc.	3.950%	9/1/23	100	100
Welltower Inc.	4.000%	6/1/25	200	197
Welltower Inc.	4.250%	4/1/26	150	149
Welltower Inc.	4.250%	4/15/28	125	123
Welltower Inc.	6.500%	3/15/41	25	30
Welltower Inc.	4.950%	9/1/48	75	75
WP Carey Inc.	4.600%	4/1/24	75	76
WP Carey Inc.	4.000%	2/1/25	50	49
WP Carey Inc.	4.250%	10/1/26	75	73
				304,712
Industrial (16.4%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	75	75
Air Products & Chemicals Inc.	2.750%	2/3/23	50	49
Air Products & Chemicals Inc.	3.350%	7/31/24	675	663
Airgas Inc.	3.650%	7/15/24	300	301
Albemarle Corp.	4.150%	12/1/24	75	76
Albemarle Corp.	5.450%	12/1/44	75	78
ArcelorMittal	5.125%	6/1/20	50	51
Barrick North America Finance LLC	5.700%	5/30/41	450	489
Barrick North America Finance LLC	5.750%	5/1/43	150	165
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	55
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	173
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	51
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	148
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	637
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	77
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	282
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	195
Domtar Corp.	6.750%	2/15/44	100	103
Dow Chemical Co.	4.250%	11/15/20	125	127
Dow Chemical Co.	4.125%	11/15/21	566	578
Dow Chemical Co.	3.500%	10/1/24	50	49
Dow Chemical Co.	7.375%	11/1/29	25	31
Dow Chemical Co.	4.250%	10/1/34	50	48
Dow Chemical Co.	9.400%	5/15/39	350	533
Dow Chemical Co.	5.250%	11/15/41	100	106
Eastman Chemical Co.	5.500%	11/15/19	175	179
Eastman Chemical Co.	2.700%	1/15/20	150	149
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	49
Eastman Chemical Co.	4.800%	9/1/42	225	222
Eastman Chemical Co.	4.650%	10/15/44	150	145

Ecolab Inc.	4.350%	12/8/21	163	168
Ecolab Inc.	2.375%	8/10/22	470	450
Ecolab Inc.	2.700%	11/1/26	200	185
Ecolab Inc.	3.250%	12/1/27	100	96
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	408
EI du Pont de Nemours & Co.	2.200%	5/1/20	200	197
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	121
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	117
EI du Pont de Nemours & Co.	4.900%	1/15/41	100	102
EI du Pont de Nemours & Co.	4.150%	2/15/43	275	254
Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	301
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	138
FMC Corp.	3.950%	2/1/22	50	50
FMC Corp.	4.100%	2/1/24	250	250
Georgia-Pacific LLC	8.000%	1/15/24	250	298
Georgia-Pacific LLC	7.375%	12/1/25	100	119
Georgia-Pacific LLC	8.875%	5/15/31	250	361
Goldcorp Inc.	3.700%	3/15/23	275	271
Goldcorp Inc.	5.450%	6/9/44	100	104
International Flavors & Fragrances Inc.	3.400%	9/25/20	50	50
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	24
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	50
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	82
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	101
International Paper Co.	7.500%	8/15/21	306	337
International Paper Co.	3.650%	6/15/24	100	99
International Paper Co.	3.800%	1/15/26	75	73
International Paper Co.	3.000%	2/15/27	200	183
International Paper Co.	5.000%	9/15/35	100	101
International Paper Co.	7.300%	11/15/39	100	126
International Paper Co.	4.800%	6/15/44	200	194
International Paper Co.	5.150%	5/15/46	200	205
International Paper Co.	4.400%	8/15/47	200	184
Kinross Gold Corp.	5.125%	9/1/21	50	51
Kinross Gold Corp.	5.950%	3/15/24	75	77
Kinross Gold Corp.	4.500%	7/15/27	25	23
LYB International Finance BV	5.250%	7/15/43	200	204
LYB International Finance II BV	3.500%	3/2/27	100	94
LyondellBasell Industries NV	6.000%	11/15/21	175	186
LyondellBasell Industries NV	5.750%	4/15/24	175	189
LyondellBasell Industries NV	4.625%	2/26/55	425	382
Meadwestvaco Corp.	7.950%	2/15/31	350	451
Methanex Corp.	3.250%	12/15/19	200	199
Mosaic Co.	3.750%	11/15/21	115	115
Mosaic Co.	3.250%	11/15/22	225	220
Mosaic Co.	4.250%	11/15/23	100	101
Mosaic Co.	4.050%	11/15/27	200	193
Mosaic Co.	5.450%	11/15/33	100	103
Mosaic Co.	4.875%	11/15/41	50	46
Mosaic Co.	5.625%	11/15/43	50	51
Newmont Mining Corp.	5.875%	4/1/35	100	111
Newmont Mining Corp.	4.875%	3/15/42	250	243
Nucor Corp.	4.125%	9/15/22	100	102
Nucor Corp.	3.950%	5/1/28	100	100
Nucor Corp.	6.400%	12/1/37	100	122
Nucor Corp.	5.200%	8/1/43	200	216
Nucor Corp.	4.400%	5/1/48	150	146
Nutrien Ltd.	4.875%	3/30/20	125	128

Nutrien Ltd.	3.500%	6/1/23	299	293
Nutrien Ltd.	3.375%	3/15/25	250	237
Nutrien Ltd.	3.000%	4/1/25	250	230
Nutrien Ltd.	4.000%	12/15/26	50	48
Nutrien Ltd.	4.125%	3/15/35	250	225
Nutrien Ltd.	5.625%	12/1/40	275	291
Nutrien Ltd.	6.125%	1/15/41	25	28
Nutrien Ltd.	4.900%	6/1/43	50	49
Nutrien Ltd.	5.250%	1/15/45	200	207
Packaging Corp. of America	3.900%	6/15/22	100	101
Packaging Corp. of America	4.500%	11/1/23	350	360
Packaging Corp. of America	3.400%	12/15/27	100	94
Placer Dome Inc.	6.450%	10/15/35	75	87
PPG Industries Inc.	2.300%	11/15/19	300	297
Praxair Inc.	3.000%	9/1/21	75	74
Praxair Inc.	2.450%	2/15/22	450	438
Praxair Inc.	2.200%	8/15/22	200	192
Praxair Inc.	3.550%	11/7/42	50	46
Rayonier Inc.	3.750%	4/1/22	50	49
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	101
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	269
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	221
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	94
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	140
Rio Tinto Finance USA plc	4.750%	3/22/42	150	159
Rio Tinto Finance USA plc	4.125%	8/21/42	250	244
Rohm & Haas Co.	7.850%	7/15/29	250	319
RPM International Inc.	6.125%	10/15/19	25	26
RPM International Inc.	3.450%	11/15/22	100	98
RPM International Inc.	3.750%	3/15/27	50	47
RPM International Inc.	4.250%	1/15/48	250	220
SASOL Financing USA LLC	6.500%	9/27/28	200	203
Sherwin-Williams Co.	2.250%	5/15/20	50	49
Sherwin-Williams Co.	2.750%	6/1/22	150	145
Sherwin-Williams Co.	3.125%	6/1/24	50	48
Sherwin-Williams Co.	3.450%	8/1/25	225	214
Sherwin-Williams Co.	3.950%	1/15/26	200	198
Sherwin-Williams Co.	3.450%	6/1/27	100	95
Sherwin-Williams Co.	4.550%	8/1/45	90	86
Sherwin-Williams Co.	4.500%	6/1/47	100	96
Southern Copper Corp.	5.375%	4/16/20	75	78
Southern Copper Corp.	3.500%	11/8/22	400	395
Southern Copper Corp.	3.875%	4/23/25	50	49
Southern Copper Corp.	7.500%	7/27/35	100	124
Southern Copper Corp.	6.750%	4/16/40	125	148
Southern Copper Corp.	5.875%	4/23/45	500	545
9 Suzano Austria GmbH	6.000%	1/15/29	200	201
Vale Overseas Ltd.	5.875%	6/10/21	200	210
Vale Overseas Ltd.	4.375%	1/11/22	547	551
Vale Overseas Ltd.	6.250%	8/10/26	300	329
Vale Overseas Ltd.	8.250%	1/17/34	50	63
Vale Overseas Ltd.	6.875%	11/21/36	475	552
Vale Overseas Ltd.	6.875%	11/10/39	450	527
Vale SA	5.625%	9/11/42	75	77
Westlake Chemical Corp.	3.600%	8/15/26	300	282
Westlake Chemical Corp.	5.000%	8/15/46	200	196
9 WestRock Co.	3.000%	9/15/24	250	235
9 WestRock Co.	3.375%	9/15/27	250	232

WestRock RKT Co.	3.500%	3/1/20	150	150
WestRock RKT Co.	4.900%	3/1/22	100	103
Weyerhaeuser Co.	7.375%	10/1/19	250	260
Weyerhaeuser Co.	4.700%	3/15/21	75	77
Weyerhaeuser Co.	8.500%	1/15/25	50	61
Weyerhaeuser Co.	7.375%	3/15/32	100	126
Weyerhaeuser Co.	6.875%	12/15/33	50	61
Yamana Gold Inc.	4.950%	7/15/24	110	109
Yamana Gold Inc.	4.625%	12/15/27	75	70

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	100	98
3M Co.	1.625%	9/19/21	150	143
3M Co.	2.250%	3/15/23	175	168
3M Co.	3.000%	8/7/25	100	97
3M Co.	2.250%	9/19/26	150	136
3M Co.	2.875%	10/15/27	125	118
3M Co.	3.125%	9/19/46	75	64
3M Co.	3.625%	10/15/47	100	93
ABB Finance USA Inc.	2.800%	4/3/20	50	50
ABB Finance USA Inc.	3.375%	4/3/23	100	100
ABB Finance USA Inc.	4.375%	5/8/42	25	25
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	52
Allegion US Holding Co. Inc.	3.550%	10/1/27	175	159
Bemis Co. Inc.	3.100%	9/15/26	50	46
Boeing Co.	4.875%	2/15/20	175	179
Boeing Co.	1.650%	10/30/20	100	98
Boeing Co.	2.125%	3/1/22	50	48
Boeing Co.	2.800%	3/1/23	600	588
Boeing Co.	1.875%	6/15/23	100	93
Boeing Co.	2.500%	3/1/25	145	135
Boeing Co.	2.250%	6/15/26	50	45
Boeing Co.	2.800%	3/1/27	50	47
Boeing Co.	3.250%	3/1/28	100	97
Boeing Co.	6.625%	2/15/38	50	66
Boeing Co.	3.550%	3/1/38	50	47
Boeing Co.	6.875%	3/15/39	75	102
Boeing Co.	5.875%	2/15/40	75	93
Boeing Co.	3.375%	6/15/46	75	66
Boeing Co.	3.650%	3/1/47	50	46
Boeing Co.	3.625%	3/1/48	75	70
Carlisle Cos. Inc.	3.750%	11/15/22	75	74
Carlisle Cos. Inc.	3.500%	12/1/24	50	48
Carlisle Cos. Inc.	3.750%	12/1/27	125	119
Caterpillar Financial Services Corp.	2.000%	11/29/19	500	494
Caterpillar Financial Services Corp.	2.250%	12/1/19	100	99
Caterpillar Financial Services Corp.	2.100%	1/10/20	200	197
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	246
Caterpillar Financial Services Corp.	1.850%	9/4/20	175	170
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	49
Caterpillar Financial Services Corp.	2.900%	3/15/21	100	99
Caterpillar Financial Services Corp.	1.700%	8/9/21	100	96
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	99
Caterpillar Financial Services Corp.	3.150%	9/7/21	200	200
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	145
Caterpillar Financial Services Corp.	2.550%	11/29/22	200	194
Caterpillar Financial Services Corp.	3.450%	5/15/23	200	200
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	248

Caterpillar Financial Services Corp.	3.250%	12/1/24	200	197
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	91
Caterpillar Inc.	3.900%	5/27/21	125	127
Caterpillar Inc.	2.600%	6/26/22	50	49
Caterpillar Inc.	3.400%	5/15/24	250	250
Caterpillar Inc.	6.050%	8/15/36	100	122
Caterpillar Inc.	5.200%	5/27/41	150	171
Caterpillar Inc.	3.803%	8/15/42	143	136
Caterpillar Inc.	4.300%	5/15/44	100	103
Caterpillar Inc.	4.750%	5/15/64	100	105
CNH Industrial Capital LLC	4.375%	11/6/20	150	152
CNH Industrial Capital LLC	4.200%	1/15/24	450	448
CNH Industrial NV	3.850%	11/15/27	200	190
Crane Co.	4.450%	12/15/23	50	51
Crane Co.	4.200%	3/15/48	150	138
CRH America Inc.	5.750%	1/15/21	75	78
Deere & Co.	4.375%	10/16/19	175	178
Deere & Co.	2.600%	6/8/22	125	122
Deere & Co.	5.375%	10/16/29	125	141
Deere & Co.	7.125%	3/3/31	100	128
Deere & Co.	3.900%	6/9/42	75	73
Dover Corp.	3.150%	11/15/25	200	190
Dover Corp.	6.600%	3/15/38	75	93
Eaton Corp.	2.750%	11/2/22	300	291
Eaton Corp.	4.000%	11/2/32	225	224
Eaton Corp.	4.150%	11/2/42	150	142
Eaton Corp.	3.915%	9/15/47	50	45
Embraer Netherlands Finance BV	5.050%	6/15/25	200	200
Embraer Netherlands Finance BV	5.400%	2/1/27	100	102
9 Embraer Overseas Ltd.	5.696%	9/16/23	100	103
Embraer SA	5.150%	6/15/22	275	285
Emerson Electric Co.	4.875%	10/15/19	25	25
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	150	148
Emerson Electric Co.	3.150%	6/1/25	200	193
FLIR Systems Inc.	3.125%	6/15/21	50	49
Flowserve Corp.	3.500%	9/15/22	250	243
Flowserve Corp.	4.000%	11/15/23	50	49
Fortive Corp.	2.350%	6/15/21	100	97
Fortive Corp.	3.150%	6/15/26	150	140
Fortive Corp.	4.300%	6/15/46	100	95
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	74
Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	100
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	98
General Dynamics Corp.	2.875%	5/11/20	80	80
General Dynamics Corp.	3.000%	5/11/21	300	298
General Dynamics Corp.	3.375%	5/15/23	200	200
General Dynamics Corp.	1.875%	8/15/23	300	280
General Dynamics Corp.	2.375%	11/15/24	300	280
General Dynamics Corp.	3.500%	5/15/25	200	200
General Dynamics Corp.	2.625%	11/15/27	200	183
General Dynamics Corp.	3.750%	5/15/28	250	251
General Dynamics Corp.	3.600%	11/15/42	100	94
General Electric Co.	2.100%	12/11/19	25	25
General Electric Co.	5.500%	1/8/20	211	217
General Electric Co.	2.200%	1/9/20	165	163
General Electric Co.	5.550%	5/4/20	108	111
General Electric Co.	4.375%	9/16/20	128	130

General Electric Co.	4.625%	1/7/21	201	207
General Electric Co.	5.300%	2/11/21	172	179
General Electric Co.	4.650%	10/17/21	347	360
General Electric Co.	3.150%	9/7/22	91	90
General Electric Co.	2.700%	10/9/22	1,100	1,063
General Electric Co.	3.100%	1/9/23	574	562
General Electric Co.	3.450%	5/15/24	160	157
General Electric Co.	6.750%	3/15/32	705	852
General Electric Co.	6.150%	8/7/37	161	187
General Electric Co.	5.875%	1/14/38	510	570
General Electric Co.	6.875%	1/10/39	413	515
General Electric Co.	4.125%	10/9/42	125	112
General Electric Co.	4.500%	3/11/44	425	401
Harris Corp.	2.700%	4/27/20	75	74
Harris Corp.	3.832%	4/27/25	200	195
Harris Corp.	4.854%	4/27/35	100	102
Harris Corp.	6.150%	12/15/40	75	88
Hexcel Corp.	4.700%	8/15/25	100	102
Honeywell International Inc.	1.400%	10/30/19	125	123
Honeywell International Inc.	1.800%	10/30/19	200	198
Honeywell International Inc.	4.250%	3/1/21	200	205
Honeywell International Inc.	1.850%	11/1/21	100	96
Honeywell International Inc.	2.500%	11/1/26	50	46
Honeywell International Inc.	5.700%	3/15/37	200	241
Honeywell International Inc.	5.375%	3/1/41	150	174
Hubbell Inc.	3.350%	3/1/26	75	71
Hubbell Inc.	3.150%	8/15/27	50	46
Hubbell Inc.	3.500%	2/15/28	175	164
Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	140
Illinois Tool Works Inc.	3.375%	9/15/21	100	100
Illinois Tool Works Inc.	3.500%	3/1/24	200	201
Illinois Tool Works Inc.	2.650%	11/15/26	300	277
Illinois Tool Works Inc.	4.875%	9/15/41	75	82
Illinois Tool Works Inc.	3.900%	9/1/42	175	172
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	500	512
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	143
John Deere Capital Corp.	1.250%	10/9/19	200	196
John Deere Capital Corp.	1.700%	1/15/20	125	123
John Deere Capital Corp.	2.050%	3/10/20	250	247
John Deere Capital Corp.	2.200%	3/13/20	150	148
John Deere Capital Corp.	2.450%	9/11/20	75	74
John Deere Capital Corp.	2.550%	1/8/21	150	148
John Deere Capital Corp.	2.800%	3/4/21	100	99
John Deere Capital Corp.	2.875%	3/12/21	100	99
John Deere Capital Corp.	3.900%	7/12/21	100	102
John Deere Capital Corp.	3.125%	9/10/21	100	100
John Deere Capital Corp.	3.150%	10/15/21	25	25
John Deere Capital Corp.	2.650%	1/6/22	300	294
John Deere Capital Corp.	2.150%	9/8/22	400	381
John Deere Capital Corp.	2.700%	1/6/23	100	97
John Deere Capital Corp.	2.800%	1/27/23	50	49
John Deere Capital Corp.	2.800%	3/6/23	100	98
John Deere Capital Corp.	3.450%	6/7/23	200	200
John Deere Capital Corp.	2.650%	6/24/24	75	71
John Deere Capital Corp.	3.450%	3/13/25	300	297
John Deere Capital Corp.	3.400%	9/11/25	75	73
John Deere Capital Corp.	2.650%	6/10/26	100	93
John Deere Capital Corp.	2.800%	9/8/27	150	139

John Deere Capital Corp.	3.050%	1/6/28	100	95
Johnson Controls International plc	5.000%	3/30/20	125	128
Johnson Controls International plc	4.250%	3/1/21	150	152
Johnson Controls International plc	3.750%	12/1/21	100	100
Johnson Controls International plc	3.625%	7/2/24	135	133
Johnson Controls International plc	3.900%	2/14/26	100	98
Johnson Controls International plc	6.000%	1/15/36	50	57
Johnson Controls International plc	4.625%	7/2/44	175	172
Johnson Controls International plc	5.125%	9/14/45	150	156
Johnson Controls International plc	4.500%	2/15/47	100	95
Johnson Controls International plc	4.950%	7/2/64	100	97
Kennametal Inc.	3.875%	2/15/22	50	50
Kennametal Inc.	4.625%	6/15/28	120	119
L3 Technologies Inc.	4.950%	2/15/21	75	77
L3 Technologies Inc.	3.850%	6/15/23	600	600
L3 Technologies Inc.	3.950%	5/28/24	103	102
L3 Technologies Inc.	3.850%	12/15/26	50	48
L3 Technologies Inc.	4.400%	6/15/28	175	174
Lafarge SA	7.125%	7/15/36	100	121
Leggett & Platt Inc.	3.800%	11/15/24	100	98
Leggett & Platt Inc.	3.500%	11/15/27	300	280
Lennox International Inc.	3.000%	11/15/23	100	95
Lockheed Martin Corp.	2.500%	11/23/20	140	138
Lockheed Martin Corp.	3.350%	9/15/21	725	726
Lockheed Martin Corp.	3.100%	1/15/23	100	98
Lockheed Martin Corp.	3.550%	1/15/26	380	375
Lockheed Martin Corp.	3.600%	3/1/35	150	140
Lockheed Martin Corp.	4.500%	5/15/36	100	104
Lockheed Martin Corp.	6.150%	9/1/36	375	455
Lockheed Martin Corp.	4.700%	5/15/46	375	400
Lockheed Martin Corp.	4.090%	9/15/52	31	29
Martin Marietta Materials Inc.	4.250%	7/2/24	100	100
Martin Marietta Materials Inc.	3.450%	6/1/27	50	46
Martin Marietta Materials Inc.	3.500%	12/15/27	100	92
Martin Marietta Materials Inc.	4.250%	12/15/47	175	150
Masco Corp.	7.125%	3/15/20	11	12
Masco Corp.	3.500%	4/1/21	70	70
Masco Corp.	4.450%	4/1/25	50	51
Masco Corp.	4.375%	4/1/26	100	99
Masco Corp.	3.500%	11/15/27	100	92
Masco Corp.	7.750%	8/1/29	24	29
Masco Corp.	4.500%	5/15/47	100	86
Mohawk Industries Inc.	3.850%	2/1/23	100	100
Northrop Grumman Corp.	2.080%	10/15/20	200	195
Northrop Grumman Corp.	3.500%	3/15/21	200	201
Northrop Grumman Corp.	2.550%	10/15/22	200	192
Northrop Grumman Corp.	3.250%	8/1/23	150	147
Northrop Grumman Corp.	2.930%	1/15/25	275	261
Northrop Grumman Corp.	3.200%	2/1/27	150	141
Northrop Grumman Corp.	3.250%	1/15/28	100	94
Northrop Grumman Corp.	5.050%	11/15/40	50	53
Northrop Grumman Corp.	4.750%	6/1/43	275	283
Northrop Grumman Corp.	4.030%	10/15/47	145	136
9 Nvent Finance Sarl	3.950%	4/15/23	200	196
9 Nvent Finance Sarl	4.550%	4/15/28	100	97
Oshkosh Corp.	4.600%	5/15/28	185	183
Owens Corning	4.200%	12/15/22	150	150
Owens Corning	3.400%	8/15/26	200	184

Owens Corning	4.300%	7/15/47	200	162
Owens Corning	4.400%	1/30/48	75	62
Parker-Hannifin Corp.	3.500%	9/15/22	425	425
Parker-Hannifin Corp.	3.300%	11/21/24	100	98
Parker-Hannifin Corp.	3.250%	3/1/27	125	120
Parker-Hannifin Corp.	6.250%	5/15/38	225	280
Parker-Hannifin Corp.	4.450%	11/21/44	200	204
Parker-Hannifin Corp.	4.100%	3/1/47	75	74
Pentair Finance SA	2.650%	12/1/19	250	248
Precision Castparts Corp.	2.250%	6/15/20	150	148
Precision Castparts Corp.	2.500%	1/15/23	75	72
Precision Castparts Corp.	3.250%	6/15/25	200	194
Precision Castparts Corp.	3.900%	1/15/43	75	71
Precision Castparts Corp.	4.375%	6/15/45	300	306
Raytheon Co.	4.400%	2/15/20	100	102
Raytheon Co.	3.125%	10/15/20	175	175
Raytheon Co.	2.500%	12/15/22	275	266
Raytheon Co.	7.200%	8/15/27	25	31
Raytheon Co.	4.700%	12/15/41	50	54
Republic Services Inc.	5.000%	3/1/20	125	128
Republic Services Inc.	5.250%	11/15/21	175	184
Republic Services Inc.	3.550%	6/1/22	50	50
Republic Services Inc.	3.200%	3/15/25	250	240
Republic Services Inc.	6.200%	3/1/40	50	60
Republic Services Inc.	5.700%	5/15/41	100	115
Rockwell Collins Inc.	3.100%	11/15/21	50	49
Rockwell Collins Inc.	2.800%	3/15/22	170	165
Rockwell Collins Inc.	3.200%	3/15/24	100	96
Rockwell Collins Inc.	3.500%	3/15/27	300	284
Rockwell Collins Inc.	4.800%	12/15/43	65	67
Rockwell Collins Inc.	4.350%	4/15/47	250	239
Roper Technologies Inc.	3.000%	12/15/20	125	124
Roper Technologies Inc.	2.800%	12/15/21	200	195
Roper Technologies Inc.	3.850%	12/15/25	100	98
Roper Technologies Inc.	3.800%	12/15/26	120	117
Snap-on Inc.	6.125%	9/1/21	75	80
Snap-on Inc.	3.250%	3/1/27	50	48
Snap-on Inc.	4.100%	3/1/48	75	74
Sonoco Products Co.	5.750%	11/1/40	145	158
Spirit AeroSystems Inc.	3.950%	6/15/23	75	75
Spirit AeroSystems Inc.	3.850%	6/15/26	65	62
Spirit AeroSystems Inc.	4.600%	6/15/28	200	199
Stanley Black & Decker Inc.	3.400%	12/1/21	150	150
Stanley Black & Decker Inc.	5.200%	9/1/40	275	301
Textron Inc.	3.875%	3/1/25	65	64
Textron Inc.	4.000%	3/15/26	200	196
Textron Inc.	3.650%	3/15/27	250	237
Textron Inc.	3.375%	3/1/28	50	46
Timken Co.	3.875%	9/1/24	100	97
Timken Co.	4.500%	12/15/28	25	25
United Technologies Corp.	1.500%	11/1/19	100	98
United Technologies Corp.	4.500%	4/15/20	100	102
United Technologies Corp.	1.900%	5/4/20	200	196
United Technologies Corp.	3.350%	8/16/21	200	200
United Technologies Corp.	1.950%	11/1/21	100	96
United Technologies Corp.	3.100%	6/1/22	285	280
United Technologies Corp.	3.650%	8/16/23	250	249
United Technologies Corp.	2.800%	5/4/24	250	237

United Technologies Corp.	3.950%	8/16/25	250	248
United Technologies Corp.	2.650%	11/1/26	100	90
United Technologies Corp.	6.700%	8/1/28	75	90
United Technologies Corp.	4.125%	11/16/28	750	747
United Technologies Corp.	7.500%	9/15/29	125	158
United Technologies Corp.	5.400%	5/1/35	150	163
United Technologies Corp.	6.050%	6/1/36	100	116
United Technologies Corp.	6.125%	7/15/38	100	118
United Technologies Corp.	4.450%	11/16/38	250	247
United Technologies Corp.	5.700%	4/15/40	100	114
United Technologies Corp.	4.500%	6/1/42	600	592
United Technologies Corp.	4.150%	5/15/45	200	187
United Technologies Corp.	3.750%	11/1/46	200	174
United Technologies Corp.	4.050%	5/4/47	150	137
United Technologies Corp.	4.625%	11/16/48	400	400
Valmont Industries Inc.	5.000%	10/1/44	150	135
Valmont Industries Inc.	5.250%	10/1/54	75	65
Vulcan Materials Co.	4.500%	4/1/25	200	200
Vulcan Materials Co.	4.500%	6/15/47	125	111
Wabtec Corp.	4.150%	3/15/24	75	74
Wabtec Corp.	3.450%	11/15/26	150	138
Waste Management Inc.	4.600%	3/1/21	50	51
Waste Management Inc.	2.900%	9/15/22	100	98
Waste Management Inc.	2.400%	5/15/23	225	214
Waste Management Inc.	3.500%	5/15/24	100	99
Waste Management Inc.	3.125%	3/1/25	150	146
Waste Management Inc.	3.150%	11/15/27	125	119
Waste Management Inc.	3.900%	3/1/35	250	243
Waste Management Inc.	4.100%	3/1/45	100	98
WW Grainger Inc.	4.600%	6/15/45	200	208
WW Grainger Inc.	3.750%	5/15/46	75	68
WW Grainger Inc.	4.200%	5/15/47	50	49
Xylem Inc.	3.250%	11/1/26	100	94
Xylem Inc.	4.375%	11/1/46	100	96

Communication (2.4%)
21st Century Fox America Inc.	4.500%	2/15/21	550	566
21st Century Fox America Inc.	3.000%	9/15/22	275	271
21st Century Fox America Inc.	4.000%	10/1/23	75	76
21st Century Fox America Inc.	3.700%	9/15/24	100	100
21st Century Fox America Inc.	3.700%	10/15/25	125	124
21st Century Fox America Inc.	6.550%	3/15/33	100	124
21st Century Fox America Inc.	6.200%	12/15/34	350	432
21st Century Fox America Inc.	6.400%	12/15/35	365	465
21st Century Fox America Inc.	8.150%	10/17/36	175	250
21st Century Fox America Inc.	6.150%	3/1/37	200	249
21st Century Fox America Inc.	6.900%	8/15/39	125	170
21st Century Fox America Inc.	6.150%	2/15/41	278	353
21st Century Fox America Inc.	5.400%	10/1/43	100	117
21st Century Fox America Inc.	4.750%	9/15/44	175	184
21st Century Fox America Inc.	7.750%	12/1/45	100	146
Activision Blizzard Inc.	2.300%	9/15/21	125	121
Activision Blizzard Inc.	2.600%	6/15/22	75	73
Activision Blizzard Inc.	3.400%	9/15/26	160	152
Activision Blizzard Inc.	4.500%	6/15/47	100	95
America Movil SAB de CV	5.000%	10/16/19	400	406
America Movil SAB de CV	3.125%	7/16/22	375	367
America Movil SAB de CV	6.375%	3/1/35	200	236

America Movil SAB de CV	6.125%	11/15/37	150	174
America Movil SAB de CV	6.125%	3/30/40	375	440
America Movil SAB de CV	4.375%	7/16/42	250	243
American Tower Corp.	2.800%	6/1/20	75	74
American Tower Corp.	5.050%	9/1/20	150	154
American Tower Corp.	3.300%	2/15/21	125	124
American Tower Corp.	3.450%	9/15/21	475	473
American Tower Corp.	5.900%	11/1/21	475	505
American Tower Corp.	2.250%	1/15/22	125	119
American Tower Corp.	3.500%	1/31/23	200	197
American Tower Corp.	5.000%	2/15/24	200	209
American Tower Corp.	4.000%	6/1/25	100	98
American Tower Corp.	3.375%	10/15/26	200	186
American Tower Corp.	3.550%	7/15/27	125	117
American Tower Corp.	3.600%	1/15/28	125	117
AT&T Inc.	5.875%	10/1/19	175	180
AT&T Inc.	2.450%	6/30/20	700	690
AT&T Inc.	4.600%	2/15/21	175	179
AT&T Inc.	5.000%	3/1/21	450	465
AT&T Inc.	3.200%	3/1/22	250	246
AT&T Inc.	3.800%	3/15/22	275	276
AT&T Inc.	3.000%	6/30/22	500	487
AT&T Inc.	3.600%	2/17/23	1,005	997
AT&T Inc.	3.800%	3/1/24	125	124
AT&T Inc.	3.950%	1/15/25	400	394
AT&T Inc.	3.400%	5/15/25	990	942
AT&T Inc.	4.125%	2/17/26	715	705
AT&T Inc.	4.250%	3/1/27	403	398
9 AT&T Inc.	4.100%	2/15/28	469	454
9 AT&T Inc.	4.300%	2/15/30	860	830
AT&T Inc.	4.500%	5/15/35	200	187
AT&T Inc.	5.250%	3/1/37	400	399
9 AT&T Inc.	4.900%	8/15/37	325	311
AT&T Inc.	6.350%	3/15/40	100	110
AT&T Inc.	6.000%	8/15/40	300	320
AT&T Inc.	5.350%	9/1/40	756	749
AT&T Inc.	5.550%	8/15/41	225	227
AT&T Inc.	5.150%	3/15/42	375	362
AT&T Inc.	4.300%	12/15/42	271	234
AT&T Inc.	4.800%	6/15/44	475	437
AT&T Inc.	4.350%	6/15/45	624	536
AT&T Inc.	4.750%	5/15/46	650	593
9 AT&T Inc.	5.150%	11/15/46	988	944
AT&T Inc.	5.450%	3/1/47	350	350
AT&T Inc.	4.500%	3/9/48	582	509
AT&T Inc.	4.550%	3/9/49	262	231
9 AT&T Inc.	5.150%	2/15/50	375	354
9 AT&T Inc.	5.300%	8/15/58	307	292
Bell Canada Inc.	4.464%	4/1/48	150	147
British Telecommunications plc	9.625%	12/15/30	516	732
CBS Corp.	4.300%	2/15/21	275	279
CBS Corp.	2.500%	2/15/23	200	188
9 CBS Corp.	2.900%	6/1/23	75	71
CBS Corp.	3.700%	8/15/24	175	170
CBS Corp.	3.500%	1/15/25	150	143
CBS Corp.	2.900%	1/15/27	155	139
CBS Corp.	3.375%	2/15/28	100	91
9 CBS Corp.	3.700%	6/1/28	100	93

CBS Corp.	5.500%	5/15/33	75	78
CBS Corp.	5.900%	10/15/40	225	247
CBS Corp.	4.850%	7/1/42	225	217
CBS Corp.	4.900%	8/15/44	100	97
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	250	248
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	375	375
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	540	549
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	275	277
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	850	863
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	630	581
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	375	401
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	150	145
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	650	696
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	450	427
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	325	324
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	75	82
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	169
Comcast Corp.	5.150%	3/1/20	325	334
Comcast Corp.	2.750%	3/1/23	200	193
Comcast Corp.	3.000%	2/1/24	385	371
Comcast Corp.	3.375%	2/15/25	150	145
Comcast Corp.	3.375%	8/15/25	250	241
Comcast Corp.	3.150%	3/1/26	400	377
Comcast Corp.	2.350%	1/15/27	495	435
Comcast Corp.	3.150%	2/15/28	325	301
Comcast Corp.	3.550%	5/1/28	200	191
Comcast Corp.	4.250%	1/15/33	275	269
Comcast Corp.	4.200%	8/15/34	175	168
Comcast Corp.	5.650%	6/15/35	1,065	1,174
Comcast Corp.	4.400%	8/15/35	150	147
Comcast Corp.	3.200%	7/15/36	175	146
Comcast Corp.	6.450%	3/15/37	175	208
Comcast Corp.	6.950%	8/15/37	250	310
Comcast Corp.	3.900%	3/1/38	175	160

Comcast Corp.	6.400%	5/15/38	100	119
Comcast Corp.	6.400%	3/1/40	150	179
Comcast Corp.	4.650%	7/15/42	370	366
Comcast Corp.	4.500%	1/15/43	100	96
Comcast Corp.	4.600%	8/15/45	250	244
Comcast Corp.	3.400%	7/15/46	250	202
Comcast Corp.	3.969%	11/1/47	886	785
Comcast Corp.	3.999%	11/1/49	138	123
Crown Castle International Corp.	3.400%	2/15/21	300	299
Crown Castle International Corp.	2.250%	9/1/21	125	120
Crown Castle International Corp.	4.875%	4/15/22	125	129
Crown Castle International Corp.	5.250%	1/15/23	125	131
Crown Castle International Corp.	3.150%	7/15/23	150	144
Crown Castle International Corp.	3.200%	9/1/24	250	238
Crown Castle International Corp.	4.450%	2/15/26	250	251
Crown Castle International Corp.	3.700%	6/15/26	175	167
Crown Castle International Corp.	3.650%	9/1/27	325	304
Crown Castle International Corp.	3.800%	2/15/28	200	190
Crown Castle International Corp.	4.750%	5/15/47	50	47
Deutsche Telekom International Finance
BV	8.750%	6/15/30	775	1,040
9 Discovery Communications LLC	2.750%	11/15/19	125	124
9 Discovery Communications LLC	2.800%	6/15/20	100	99
Discovery Communications LLC	4.375%	6/15/21	25	25
Discovery Communications LLC	3.300%	5/15/22	125	122
9 Discovery Communications LLC	3.500%	6/15/22	75	74
Discovery Communications LLC	2.950%	3/20/23	200	192
Discovery Communications LLC	3.250%	4/1/23	100	96
Discovery Communications LLC	3.800%	3/13/24	100	98
9 Discovery Communications LLC	3.900%	11/15/24	150	147
Discovery Communications LLC	3.450%	3/15/25	150	142
9 Discovery Communications LLC	3.950%	6/15/25	100	97
Discovery Communications LLC	4.900%	3/11/26	200	205
Discovery Communications LLC	3.950%	3/20/28	325	309
Discovery Communications LLC	5.000%	9/20/37	225	219
Discovery Communications LLC	6.350%	6/1/40	150	165
Discovery Communications LLC	4.950%	5/15/42	100	94
Discovery Communications LLC	4.875%	4/1/43	175	163
Discovery Communications LLC	5.200%	9/20/47	225	220
Electronic Arts Inc.	3.700%	3/1/21	150	151
Electronic Arts Inc.	4.800%	3/1/26	100	104
Grupo Televisa SAB	6.625%	3/18/25	100	113
Grupo Televisa SAB	4.625%	1/30/26	100	101
Grupo Televisa SAB	6.625%	1/15/40	125	143
Grupo Televisa SAB	5.000%	5/13/45	425	397
Interpublic Group of Cos. Inc.	3.500%	10/1/20	50	50
Interpublic Group of Cos. Inc.	3.750%	10/1/21	100	100
Interpublic Group of Cos. Inc.	3.750%	2/15/23	100	99
Interpublic Group of Cos. Inc.	4.200%	4/15/24	75	75
Interpublic Group of Cos. Inc.	4.650%	10/1/28	125	125
Interpublic Group of Cos. Inc.	5.400%	10/1/48	125	124
Koninklijke KPN NV	8.375%	10/1/30	175	225
Moody's Corp.	2.750%	12/15/21	100	98
Moody's Corp.	4.500%	9/1/22	250	257
Moody's Corp.	4.875%	2/15/24	250	261
Moody's Corp.	5.250%	7/15/44	110	121
NBCUniversal Media LLC	5.150%	4/30/20	330	340
NBCUniversal Media LLC	4.375%	4/1/21	325	333

NBCUniversal Media LLC	2.875%	1/15/23	225	218
NBCUniversal Media LLC	6.400%	4/30/40	150	180
NBCUniversal Media LLC	5.950%	4/1/41	225	256
NBCUniversal Media LLC	4.450%	1/15/43	325	310
Omnicom Group Inc.	4.450%	8/15/20	175	178
Omnicom Group Inc.	3.625%	5/1/22	250	249
Omnicom Group Inc.	3.650%	11/1/24	150	146
Omnicom Group Inc.	3.600%	4/15/26	250	237
Orange SA	1.625%	11/3/19	225	222
Orange SA	4.125%	9/14/21	325	333
Orange SA	9.000%	3/1/31	450	637
Orange SA	5.375%	1/13/42	325	357
RELX Capital Inc.	3.125%	10/15/22	182	178
RELX Capital Inc.	3.500%	3/16/23	125	123
Rogers Communications Inc.	3.000%	3/15/23	205	199
Rogers Communications Inc.	4.100%	10/1/23	175	177
Rogers Communications Inc.	3.625%	12/15/25	125	122
Rogers Communications Inc.	2.900%	11/15/26	100	92
Rogers Communications Inc.	4.500%	3/15/43	65	63
Rogers Communications Inc.	5.000%	3/15/44	190	197
Rogers Communications Inc.	4.300%	2/15/48	150	144
S&P Global Inc.	3.300%	8/14/20	125	125
S&P Global Inc.	4.000%	6/15/25	125	125
S&P Global Inc.	4.400%	2/15/26	175	180
S&P Global Inc.	2.950%	1/22/27	100	93
S&P Global Inc.	6.550%	11/15/37	75	94
S&P Global Inc.	4.500%	5/15/48	100	100
Telefonica Emisiones SAU	5.134%	4/27/20	225	231
Telefonica Emisiones SAU	5.462%	2/16/21	555	579
Telefonica Emisiones SAU	4.103%	3/8/27	450	432
Telefonica Emisiones SAU	7.045%	6/20/36	425	510
Telefonica Emisiones SAU	4.665%	3/6/38	150	142
Telefonica Emisiones SAU	5.213%	3/8/47	475	463
Telefonica Emisiones SAU	4.895%	3/6/48	300	279
TELUS Corp.	2.800%	2/16/27	100	91
Thomson Reuters Corp.	4.700%	10/15/19	300	305
Thomson Reuters Corp.	3.850%	9/29/24	100	98
Thomson Reuters Corp.	5.500%	8/15/35	75	78
Thomson Reuters Corp.	5.850%	4/15/40	100	109
Thomson Reuters Corp.	4.500%	5/23/43	225	209
Time Warner Cable LLC	5.000%	2/1/20	350	357
Time Warner Cable LLC	4.125%	2/15/21	150	151
Time Warner Cable LLC	6.550%	5/1/37	200	217
Time Warner Cable LLC	7.300%	7/1/38	50	57
Time Warner Cable LLC	6.750%	6/15/39	300	327
Time Warner Cable LLC	5.875%	11/15/40	425	426
Time Warner Cable LLC	5.500%	9/1/41	250	240
Time Warner Cable LLC	4.500%	9/15/42	350	295
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	232
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	249
Time Warner Inc.	4.700%	1/15/21	50	51
Time Warner Inc.	4.750%	3/29/21	425	438
Time Warner Inc.	3.400%	6/15/22	100	99
Time Warner Inc.	4.050%	12/15/23	100	101
Time Warner Inc.	3.600%	7/15/25	275	263
Time Warner Inc.	3.875%	1/15/26	250	242
Time Warner Inc.	3.800%	2/15/27	700	669
Time Warner Inc.	6.100%	7/15/40	100	107

Time Warner Inc.	5.375%	10/15/41	100	99
Time Warner Inc.	4.900%	6/15/42	425	397
Time Warner Inc.	5.350%	12/15/43	175	172
Time Warner Inc.	4.650%	6/1/44	100	90
Verizon Communications Inc.	2.625%	2/21/20	184	183
Verizon Communications Inc.	3.450%	3/15/21	300	301
Verizon Communications Inc.	4.600%	4/1/21	475	490
Verizon Communications Inc.	1.750%	8/15/21	175	168
Verizon Communications Inc.	3.000%	11/1/21	600	593
Verizon Communications Inc.	3.500%	11/1/21	100	100
Verizon Communications Inc.	3.125%	3/16/22	350	346
Verizon Communications Inc.	5.150%	9/15/23	830	888
Verizon Communications Inc.	4.150%	3/15/24	200	204
Verizon Communications Inc.	3.500%	11/1/24	400	394
Verizon Communications Inc.	3.376%	2/15/25	749	728
Verizon Communications Inc.	2.625%	8/15/26	475	431
9 Verizon Communications Inc.	4.329%	9/21/28	1,079	1,085
Verizon Communications Inc.	4.500%	8/10/33	575	567
Verizon Communications Inc.	4.400%	11/1/34	725	707
Verizon Communications Inc.	4.272%	1/15/36	563	537
Verizon Communications Inc.	5.250%	3/16/37	875	931
Verizon Communications Inc.	4.812%	3/15/39	200	201
Verizon Communications Inc.	4.750%	11/1/41	175	172
Verizon Communications Inc.	3.850%	11/1/42	250	217
Verizon Communications Inc.	4.125%	8/15/46	450	404
Verizon Communications Inc.	4.862%	8/21/46	956	959
Verizon Communications Inc.	5.500%	3/16/47	250	272
Verizon Communications Inc.	4.522%	9/15/48	888	838
Verizon Communications Inc.	5.012%	4/15/49	741	756
Verizon Communications Inc.	5.012%	8/21/54	999	999
Verizon Communications Inc.	4.672%	3/15/55	838	792
Viacom Inc.	3.875%	12/15/21	25	25
Viacom Inc.	4.250%	9/1/23	225	227
Viacom Inc.	3.875%	4/1/24	124	122
Viacom Inc.	3.450%	10/4/26	100	93
Viacom Inc.	6.875%	4/30/36	190	216
Viacom Inc.	4.375%	3/15/43	556	485
Viacom Inc.	5.850%	9/1/43	75	78
Vodafone Group plc	2.500%	9/26/22	175	168
Vodafone Group plc	2.950%	2/19/23	315	304
Vodafone Group plc	3.750%	1/16/24	325	321
Vodafone Group plc	4.125%	5/30/25	400	398
Vodafone Group plc	4.375%	5/30/28	575	566
Vodafone Group plc	7.875%	2/15/30	150	186
Vodafone Group plc	6.250%	11/30/32	100	111
Vodafone Group plc	6.150%	2/27/37	125	139
Vodafone Group plc	5.000%	5/30/38	200	198
Vodafone Group plc	4.375%	2/19/43	275	246
Vodafone Group plc	5.250%	5/30/48	675	677
Walt Disney Co.	1.800%	6/5/20	150	147
Walt Disney Co.	2.150%	9/17/20	150	147
Walt Disney Co.	2.300%	2/12/21	250	245
Walt Disney Co.	2.750%	8/16/21	100	99
Walt Disney Co.	2.550%	2/15/22	75	73
Walt Disney Co.	2.450%	3/4/22	75	73
Walt Disney Co.	3.150%	9/17/25	150	146
Walt Disney Co.	3.000%	2/13/26	300	287
Walt Disney Co.	1.850%	7/30/26	670	589

Walt Disney Co.	4.375%	8/16/41	75	77
Walt Disney Co.	4.125%	12/1/41	180	177
Walt Disney Co.	3.700%	12/1/42	125	116
Warner Media LLC	7.625%	4/15/31	100	126
WPP Finance 2010	4.750%	11/21/21	208	212
WPP Finance 2010	3.625%	9/7/22	200	196
WPP Finance 2010	3.750%	9/19/24	100	96
WPP Finance 2010	5.125%	9/7/42	50	48
WPP Finance 2010	5.625%	11/15/43	125	129

Consumer Cyclical (2.0%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	103
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	358
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	296
Alibaba Group Holding Ltd.	2.800%	6/6/23	400	384
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	393
Alibaba Group Holding Ltd.	3.400%	12/6/27	600	560
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	79
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	184
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	204
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	91
Amazon.com Inc.	2.600%	12/5/19	300	299
Amazon.com Inc.	1.900%	8/21/20	200	196
Amazon.com Inc.	3.300%	12/5/21	200	201
Amazon.com Inc.	2.500%	11/29/22	150	145
Amazon.com Inc.	2.400%	2/22/23	450	433
Amazon.com Inc.	2.800%	8/22/24	250	241
Amazon.com Inc.	3.800%	12/5/24	120	122
Amazon.com Inc.	5.200%	12/3/25	225	247
Amazon.com Inc.	3.150%	8/22/27	550	526
Amazon.com Inc.	4.800%	12/5/34	225	245
Amazon.com Inc.	3.875%	8/22/37	425	415
Amazon.com Inc.	4.950%	12/5/44	350	393
Amazon.com Inc.	4.050%	8/22/47	650	639
Amazon.com Inc.	4.250%	8/22/57	500	496
American Honda Finance Corp.	2.000%	11/13/19	100	99
American Honda Finance Corp.	2.000%	2/14/20	100	99
American Honda Finance Corp.	2.150%	3/13/20	75	74
American Honda Finance Corp.	1.950%	7/20/20	125	123
American Honda Finance Corp.	2.450%	9/24/20	225	222
American Honda Finance Corp.	2.650%	2/12/21	150	148
American Honda Finance Corp.	1.650%	7/12/21	150	144
American Honda Finance Corp.	1.700%	9/9/21	200	191
American Honda Finance Corp.	2.600%	11/16/22	40	39
American Honda Finance Corp.	3.450%	7/14/23	125	125
American Honda Finance Corp.	2.900%	2/16/24	100	97
American Honda Finance Corp.	2.300%	9/9/26	50	45
American Honda Finance Corp.	3.500%	2/15/28	100	98
Aptiv plc	3.150%	11/19/20	150	148
Aptiv plc	4.250%	1/15/26	150	148
Aptiv plc	4.400%	10/1/46	50	45
Automatic Data Processing Inc.	2.250%	9/15/20	150	148
Automatic Data Processing Inc.	3.375%	9/15/25	200	198
AutoNation Inc.	5.500%	2/1/20	55	56
AutoNation Inc.	3.350%	1/15/21	60	59
AutoNation Inc.	4.500%	10/1/25	150	149
AutoNation Inc.	3.800%	11/15/27	75	70
AutoZone Inc.	3.700%	4/15/22	350	351

AutoZone Inc.	2.875%	1/15/23	50	48
AutoZone Inc.	3.125%	7/15/23	125	122
AutoZone Inc.	3.125%	4/21/26	100	93
AutoZone Inc.	3.750%	6/1/27	100	96
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	40
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	104
Best Buy Co. Inc.	5.500%	3/15/21	25	26
Best Buy Co. Inc.	4.450%	10/1/28	200	200
Block Financial LLC	4.125%	10/1/20	94	94
Block Financial LLC	5.500%	11/1/22	100	104
Block Financial LLC	5.250%	10/1/25	100	100
Booking Holdings Inc.	2.750%	3/15/23	100	96
Booking Holdings Inc.	3.650%	3/15/25	100	98
Booking Holdings Inc.	3.600%	6/1/26	225	218
Booking Holdings Inc.	3.550%	3/15/28	100	94
BorgWarner Inc.	4.625%	9/15/20	25	25
BorgWarner Inc.	3.375%	3/15/25	75	72
BorgWarner Inc.	4.375%	3/15/45	100	94
Carnival Corp.	3.950%	10/15/20	100	101
Costco Wholesale Corp.	1.700%	12/15/19	200	197
Costco Wholesale Corp.	1.750%	2/15/20	200	197
Costco Wholesale Corp.	2.150%	5/18/21	200	195
Costco Wholesale Corp.	2.250%	2/15/22	100	97
Costco Wholesale Corp.	2.300%	5/18/22	150	145
Costco Wholesale Corp.	2.750%	5/18/24	175	169
Costco Wholesale Corp.	3.000%	5/18/27	100	95
Cummins Inc.	7.125%	3/1/28	100	122
Cummins Inc.	4.875%	10/1/43	125	135
Daimler Finance North America LLC	8.500%	1/18/31	250	348
Darden Restaurants Inc.	3.850%	5/1/27	200	192
Darden Restaurants Inc.	4.550%	2/15/48	50	47
Delphi Corp.	4.150%	3/15/24	125	125
Dollar General Corp.	3.250%	4/15/23	150	146
Dollar General Corp.	4.150%	11/1/25	105	105
Dollar General Corp.	3.875%	4/15/27	50	49
Dollar General Corp.	4.125%	5/1/28	150	148
Dollar Tree Inc.	3.700%	5/15/23	100	99
Dollar Tree Inc.	4.000%	5/15/25	200	195
Dollar Tree Inc.	4.200%	5/15/28	300	291
DR Horton Inc.	4.375%	9/15/22	100	101
DR Horton Inc.	4.750%	2/15/23	225	230
DR Horton Inc.	5.750%	8/15/23	100	106
eBay Inc.	3.250%	10/15/20	75	75
eBay Inc.	2.875%	8/1/21	125	123
eBay Inc.	3.800%	3/9/22	100	101
eBay Inc.	2.600%	7/15/22	450	434
eBay Inc.	2.750%	1/30/23	100	96
eBay Inc.	3.450%	8/1/24	125	122
eBay Inc.	3.600%	6/5/27	300	284
eBay Inc.	4.000%	7/15/42	25	20
Expedia Group Inc.	5.950%	8/15/20	75	78
Expedia Group Inc.	4.500%	8/15/24	100	100
Expedia Group Inc.	5.000%	2/15/26	275	280
Expedia Group Inc.	3.800%	2/15/28	100	92
Ford Motor Co.	4.346%	12/8/26	275	259
Ford Motor Co.	6.625%	10/1/28	175	185
Ford Motor Co.	6.375%	2/1/29	100	103
Ford Motor Co.	7.450%	7/16/31	375	416

Ford Motor Co.	4.750%	1/15/43	100	83
Ford Motor Co.	7.400%	11/1/46	100	111
Ford Motor Co.	5.291%	12/8/46	300	267
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	546
Ford Motor Credit Co. LLC	2.681%	1/9/20	200	198
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	264
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	197
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	198
Ford Motor Credit Co. LLC	2.343%	11/2/20	150	146
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	246
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	260
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	197
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	340
Ford Motor Credit Co. LLC	3.813%	10/12/21	200	199
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	145
Ford Motor Credit Co. LLC	2.979%	8/3/22	300	285
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	198
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	222
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	143
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	187
Ford Motor Credit Co. LLC	4.134%	8/4/25	500	472
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	190
Ford Motor Credit Co. LLC	3.815%	11/2/27	150	134
General Motors Co.	4.875%	10/2/23	250	256
General Motors Co.	4.000%	4/1/25	100	96
General Motors Co.	5.000%	10/1/28	100	98
General Motors Co.	5.000%	4/1/35	165	155
General Motors Co.	6.600%	4/1/36	250	266
General Motors Co.	5.150%	4/1/38	225	209
General Motors Co.	6.250%	10/2/43	210	215
General Motors Co.	5.200%	4/1/45	230	208
General Motors Co.	6.750%	4/1/46	130	141
General Motors Co.	5.400%	4/1/48	200	187
General Motors Co.	5.950%	4/1/49	250	248
General Motors Financial Co. Inc.	2.350%	10/4/19	200	199
General Motors Financial Co. Inc.	3.150%	1/15/20	65	65
General Motors Financial Co. Inc.	2.650%	4/13/20	300	297
General Motors Financial Co. Inc.	3.200%	7/13/20	300	299
General Motors Financial Co. Inc.	2.450%	11/6/20	200	196
General Motors Financial Co. Inc.	3.700%	11/24/20	275	276
General Motors Financial Co. Inc.	4.200%	3/1/21	175	177
General Motors Financial Co. Inc.	3.550%	4/9/21	150	150
General Motors Financial Co. Inc.	3.200%	7/6/21	225	222
General Motors Financial Co. Inc.	4.375%	9/25/21	100	102
General Motors Financial Co. Inc.	3.450%	1/14/22	125	123
General Motors Financial Co. Inc.	3.450%	4/10/22	355	349
General Motors Financial Co. Inc.	3.150%	6/30/22	100	97
General Motors Financial Co. Inc.	3.250%	1/5/23	275	265
General Motors Financial Co. Inc.	3.700%	5/9/23	200	195
General Motors Financial Co. Inc.	4.250%	5/15/23	150	150
General Motors Financial Co. Inc.	3.950%	4/13/24	400	389
General Motors Financial Co. Inc.	3.500%	11/7/24	200	188
General Motors Financial Co. Inc.	4.000%	1/15/25	175	169
General Motors Financial Co. Inc.	4.350%	4/9/25	325	319
General Motors Financial Co. Inc.	4.300%	7/13/25	300	292
General Motors Financial Co. Inc.	5.250%	3/1/26	150	153
General Motors Financial Co. Inc.	4.000%	10/6/26	100	94
General Motors Financial Co. Inc.	4.350%	1/17/27	200	191

General Motors Financial Co. Inc.	3.850%	1/5/28	200	182
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	175	178
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	50	50
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	104
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	150	152
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	177
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	26
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	276
Harley-Davidson Inc.	3.500%	7/28/25	100	96
Harley-Davidson Inc.	4.625%	7/28/45	125	117
Harman International Industries Inc.	4.150%	5/15/25	50	50
Home Depot Inc.	1.800%	6/5/20	150	148
Home Depot Inc.	3.950%	9/15/20	100	102
Home Depot Inc.	2.000%	4/1/21	250	243
Home Depot Inc.	4.400%	4/1/21	190	195
Home Depot Inc.	2.625%	6/1/22	265	260
Home Depot Inc.	2.700%	4/1/23	25	24
Home Depot Inc.	3.750%	2/15/24	200	204
Home Depot Inc.	3.350%	9/15/25	250	247
Home Depot Inc.	3.000%	4/1/26	125	120
Home Depot Inc.	2.125%	9/15/26	100	89
Home Depot Inc.	2.800%	9/14/27	150	140
Home Depot Inc.	5.875%	12/16/36	825	1,005
Home Depot Inc.	5.400%	9/15/40	175	204
Home Depot Inc.	5.950%	4/1/41	175	218
Home Depot Inc.	4.200%	4/1/43	200	202
Home Depot Inc.	4.875%	2/15/44	300	330
Home Depot Inc.	4.250%	4/1/46	330	337
Home Depot Inc.	3.900%	6/15/47	75	72
Home Depot Inc.	3.500%	9/15/56	150	131
Hyatt Hotels Corp.	5.375%	8/15/21	50	52
Hyatt Hotels Corp.	3.375%	7/15/23	100	98
Hyatt Hotels Corp.	4.850%	3/15/26	50	51
Hyatt Hotels Corp.	4.375%	9/15/28	75	73
IHS Markit Ltd.	4.750%	8/1/28	140	140
JD.com Inc.	3.125%	4/29/21	200	194
Kohl's Corp.	4.000%	11/1/21	63	63
Kohl's Corp.	4.250%	7/17/25	100	100
Kohl's Corp.	5.550%	7/17/45	75	72
Lear Corp.	5.250%	1/15/25	200	207
Lear Corp.	3.800%	9/15/27	100	93
Lowe's Cos. Inc.	3.750%	4/15/21	200	202
Lowe's Cos. Inc.	3.875%	9/15/23	275	280
Lowe's Cos. Inc.	3.125%	9/15/24	100	98
Lowe's Cos. Inc.	3.375%	9/15/25	200	197
Lowe's Cos. Inc.	2.500%	4/15/26	250	230
Lowe's Cos. Inc.	3.100%	5/3/27	350	333
Lowe's Cos. Inc.	6.500%	3/15/29	67	81
Lowe's Cos. Inc.	4.650%	4/15/42	100	104
Lowe's Cos. Inc.	4.250%	9/15/44	100	99
Lowe's Cos. Inc.	4.375%	9/15/45	150	151
Lowe's Cos. Inc.	3.700%	4/15/46	250	228
Lowe's Cos. Inc.	4.050%	5/3/47	300	288
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	99
Macy's Retail Holdings Inc.	2.875%	2/15/23	170	161
Macy's Retail Holdings Inc.	4.375%	9/1/23	125	125
Macy's Retail Holdings Inc.	6.900%	4/1/29	75	79
Macy's Retail Holdings Inc.	4.500%	12/15/34	200	163

Magna International Inc.	3.625%	6/15/24	120	118
Magna International Inc.	4.150%	10/1/25	100	100
Marriott International Inc.	3.375%	10/15/20	225	225
Marriott International Inc.	2.875%	3/1/21	50	49
Marriott International Inc.	3.125%	10/15/21	50	49
Marriott International Inc.	2.300%	1/15/22	100	96
Marriott International Inc.	3.750%	3/15/25	175	171
Marriott International Inc.	3.750%	10/1/25	65	63
Marriott International Inc.	3.125%	6/15/26	183	171
Marriott International Inc.	4.000%	4/15/28	50	49
Mastercard Inc.	2.000%	11/21/21	100	96
Mastercard Inc.	3.375%	4/1/24	150	150
Mastercard Inc.	2.950%	11/21/26	100	95
Mastercard Inc.	3.500%	2/26/28	50	49
Mastercard Inc.	3.800%	11/21/46	100	96
Mastercard Inc.	3.950%	2/26/48	100	99
McDonald's Corp.	2.750%	12/9/20	275	273
McDonald's Corp.	3.625%	5/20/21	175	177
McDonald's Corp.	2.625%	1/15/22	275	268
McDonald's Corp.	3.350%	4/1/23	200	199
McDonald's Corp.	3.375%	5/26/25	175	170
McDonald's Corp.	3.700%	1/30/26	300	297
McDonald's Corp.	3.500%	3/1/27	200	194
McDonald's Corp.	3.800%	4/1/28	350	344
McDonald's Corp.	4.700%	12/9/35	200	208
McDonald's Corp.	6.300%	10/15/37	150	180
McDonald's Corp.	6.300%	3/1/38	100	120
McDonald's Corp.	5.700%	2/1/39	100	113
McDonald's Corp.	3.700%	2/15/42	25	22
McDonald's Corp.	3.625%	5/1/43	25	21
McDonald's Corp.	4.600%	5/26/45	210	209
McDonald's Corp.	4.875%	12/9/45	300	313
McDonald's Corp.	4.450%	3/1/47	150	147
McDonald's Corp.	4.450%	9/1/48	150	148
NIKE Inc.	2.375%	11/1/26	200	181
NIKE Inc.	3.625%	5/1/43	50	46
NIKE Inc.	3.875%	11/1/45	150	144
NIKE Inc.	3.375%	11/1/46	100	87
Nordstrom Inc.	4.000%	10/15/21	125	126
Nordstrom Inc.	4.000%	3/15/27	100	97
Nordstrom Inc.	5.000%	1/15/44	165	152
NVR Inc.	3.950%	9/15/22	100	100
O'Reilly Automotive Inc.	4.875%	1/14/21	25	26
O'Reilly Automotive Inc.	3.800%	9/1/22	100	100
O'Reilly Automotive Inc.	3.850%	6/15/23	75	75
O'Reilly Automotive Inc.	3.550%	3/15/26	100	96
O'Reilly Automotive Inc.	3.600%	9/1/27	150	142
PACCAR Financial Corp.	2.500%	8/14/20	75	74
PACCAR Financial Corp.	2.050%	11/13/20	50	49
PACCAR Financial Corp.	2.250%	2/25/21	75	73
PACCAR Financial Corp.	2.800%	3/1/21	90	89
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.300%	8/10/22	50	48
PACCAR Financial Corp.	3.400%	8/9/23	100	99
QVC Inc.	5.125%	7/2/22	25	25
QVC Inc.	4.850%	4/1/24	95	94
QVC Inc.	4.450%	2/15/25	100	95
QVC Inc.	5.950%	3/15/43	125	113

Ralph Lauren Corp.	2.625%	8/18/20	50	49
Ralph Lauren Corp.	3.750%	9/15/25	50	49
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	49
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	105
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	185
9 Sands China Ltd.	4.600%	8/8/23	400	400
9 Sands China Ltd.	5.125%	8/8/25	400	399
9 Sands China Ltd.	5.400%	8/8/28	300	297
Starbucks Corp.	2.200%	11/22/20	100	98
Starbucks Corp.	2.100%	2/4/21	75	73
Starbucks Corp.	2.700%	6/15/22	75	73
Starbucks Corp.	3.100%	3/1/23	175	172
Starbucks Corp.	3.850%	10/1/23	250	253
Starbucks Corp.	3.800%	8/15/25	200	200
Starbucks Corp.	2.450%	6/15/26	100	90
Starbucks Corp.	3.500%	3/1/28	100	96
Starbucks Corp.	4.000%	11/15/28	200	201
Starbucks Corp.	4.300%	6/15/45	50	47
Starbucks Corp.	3.750%	12/1/47	100	87
Starbucks Corp.	4.500%	11/15/48	100	97
Tapestry Inc.	3.000%	7/15/22	125	120
Tapestry Inc.	4.250%	4/1/25	70	69
Tapestry Inc.	4.125%	7/15/27	100	95
Target Corp.	2.900%	1/15/22	175	174
Target Corp.	3.500%	7/1/24	325	328
Target Corp.	2.500%	4/15/26	175	162
Target Corp.	6.350%	11/1/32	140	170
Target Corp.	6.500%	10/15/37	103	129
Target Corp.	7.000%	1/15/38	125	164
Target Corp.	4.000%	7/1/42	260	251
Target Corp.	3.625%	4/15/46	200	180
Target Corp.	3.900%	11/15/47	175	164
TJX Cos. Inc.	2.750%	6/15/21	100	99
TJX Cos. Inc.	2.500%	5/15/23	100	96
TJX Cos. Inc.	2.250%	9/15/26	200	181
Toyota Motor Corp.	3.183%	7/20/21	140	140
Toyota Motor Corp.	3.419%	7/20/23	150	150
Toyota Motor Corp.	3.669%	7/20/28	100	99
Toyota Motor Credit Corp.	1.550%	10/18/19	200	197
Toyota Motor Credit Corp.	2.200%	1/10/20	50	50
Toyota Motor Credit Corp.	2.150%	3/12/20	300	297
Toyota Motor Credit Corp.	1.950%	4/17/20	100	99
Toyota Motor Credit Corp.	4.250%	1/11/21	125	128
Toyota Motor Credit Corp.	1.900%	4/8/21	250	242
Toyota Motor Credit Corp.	2.950%	4/13/21	100	100
Toyota Motor Credit Corp.	2.750%	5/17/21	200	198
Toyota Motor Credit Corp.	3.400%	9/15/21	175	176
Toyota Motor Credit Corp.	2.600%	1/11/22	200	195
Toyota Motor Credit Corp.	3.300%	1/12/22	175	175
Toyota Motor Credit Corp.	2.800%	7/13/22	100	98
Toyota Motor Credit Corp.	2.150%	9/8/22	200	191
Toyota Motor Credit Corp.	2.625%	1/10/23	100	97
Toyota Motor Credit Corp.	2.250%	10/18/23	200	189
Toyota Motor Credit Corp.	2.900%	4/17/24	100	97
Toyota Motor Credit Corp.	3.400%	4/14/25	125	123
Toyota Motor Credit Corp.	3.200%	1/11/27	200	192
VF Corp.	3.500%	9/1/21	200	201
VF Corp.	6.450%	11/1/37	50	62

Visa Inc.	2.200%	12/14/20	500	491
Visa Inc.	2.150%	9/15/22	100	96
Visa Inc.	2.800%	12/14/22	550	539
Visa Inc.	3.150%	12/14/25	675	654
Visa Inc.	2.750%	9/15/27	150	140
Visa Inc.	4.150%	12/14/35	275	284
Visa Inc.	4.300%	12/14/45	700	723
Visa Inc.	3.650%	9/15/47	100	93
Walgreen Co.	3.100%	9/15/22	250	244
Walgreen Co.	4.400%	9/15/42	195	176
Walgreens Boots Alliance Inc.	2.700%	11/18/19	225	224
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	224
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	370
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	309
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	123
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	242
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	110
Walmart Inc.	1.750%	10/9/19	230	228
Walmart Inc.	2.850%	6/23/20	200	200
Walmart Inc.	3.250%	10/25/20	825	830
Walmart Inc.	1.900%	12/15/20	165	162
Walmart Inc.	3.125%	6/23/21	300	301
Walmart Inc.	2.350%	12/15/22	800	773
Walmart Inc.	2.550%	4/11/23	150	145
Walmart Inc.	3.400%	6/26/23	250	251
Walmart Inc.	3.300%	4/22/24	250	249
Walmart Inc.	2.650%	12/15/24	200	191
Walmart Inc.	3.550%	6/26/25	275	277
Walmart Inc.	5.875%	4/5/27	405	467
Walmart Inc.	3.700%	6/26/28	450	450
Walmart Inc.	7.550%	2/15/30	105	140
Walmart Inc.	5.250%	9/1/35	210	241
Walmart Inc.	6.200%	4/15/38	315	404
Walmart Inc.	3.950%	6/28/38	275	273
Walmart Inc.	5.000%	10/25/40	100	112
Walmart Inc.	5.625%	4/15/41	175	214
Walmart Inc.	4.000%	4/11/43	274	269
Walmart Inc.	4.300%	4/22/44	361	372
Walmart Inc.	3.625%	12/15/47	115	107
Walmart Inc.	4.050%	6/29/48	375	375
Western Union Co.	5.253%	4/1/20	133	136
Western Union Co.	3.600%	3/15/22	100	99
Western Union Co.	6.200%	11/17/36	75	76
Western Union Co.	6.200%	6/21/40	35	35

Consumer Noncyclical (4.5%)
Abbott Laboratories	2.000%	3/15/20	200	198
Abbott Laboratories	4.125%	5/27/20	25	25
Abbott Laboratories	2.800%	9/15/20	100	99
Abbott Laboratories	2.900%	11/30/21	575	568
Abbott Laboratories	2.550%	3/15/22	175	170
Abbott Laboratories	3.250%	4/15/23	175	174
Abbott Laboratories	3.400%	11/30/23	450	448
Abbott Laboratories	2.950%	3/15/25	175	167
Abbott Laboratories	3.875%	9/15/25	75	75
Abbott Laboratories	3.750%	11/30/26	600	597
Abbott Laboratories	4.750%	11/30/36	300	318
Abbott Laboratories	5.300%	5/27/40	125	139

Abbott Laboratories	4.750%	4/15/43	75	79
Abbott Laboratories	4.900%	11/30/46	775	841
AbbVie Inc.	2.500%	5/14/20	725	717
AbbVie Inc.	2.300%	5/14/21	350	341
AbbVie Inc.	3.375%	11/14/21	250	250
AbbVie Inc.	2.900%	11/6/22	800	777
AbbVie Inc.	3.200%	11/6/22	275	270
AbbVie Inc.	2.850%	5/14/23	200	192
AbbVie Inc.	3.750%	11/14/23	250	249
AbbVie Inc.	3.600%	5/14/25	725	702
AbbVie Inc.	3.200%	5/14/26	350	326
AbbVie Inc.	4.250%	11/14/28	350	346
AbbVie Inc.	4.500%	5/14/35	475	458
AbbVie Inc.	4.300%	5/14/36	190	177
AbbVie Inc.	4.400%	11/6/42	476	440
AbbVie Inc.	4.700%	5/14/45	527	506
AbbVie Inc.	4.450%	5/14/46	400	370
AbbVie Inc.	4.875%	11/14/48	275	270
Actavis Inc.	3.250%	10/1/22	300	295
Actavis Inc.	4.625%	10/1/42	140	132
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	50
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	101
Agilent Technologies Inc.	5.000%	7/15/20	100	103
Agilent Technologies Inc.	3.200%	10/1/22	75	73
Agilent Technologies Inc.	3.875%	7/15/23	100	100
Agilent Technologies Inc.	3.050%	9/22/26	75	70
AHS Hospital Corp.	5.024%	7/1/45	75	83
Allergan Funding SCS	3.000%	3/12/20	674	673
Allergan Funding SCS	3.450%	3/15/22	507	504
Allergan Funding SCS	3.850%	6/15/24	200	198
Allergan Funding SCS	3.800%	3/15/25	740	725
Allergan Funding SCS	4.550%	3/15/35	450	437
Allergan Funding SCS	4.850%	6/15/44	305	300
Allergan Funding SCS	4.750%	3/15/45	143	139
Allergan Inc.	3.375%	9/15/20	125	125
Allergan Inc.	2.800%	3/15/23	100	95
Altria Group Inc.	2.625%	1/14/20	500	497
Altria Group Inc.	4.750%	5/5/21	275	285
Altria Group Inc.	2.850%	8/9/22	125	122
Altria Group Inc.	2.950%	5/2/23	400	388
Altria Group Inc.	2.625%	9/16/26	75	68
Altria Group Inc.	4.250%	8/9/42	275	255
Altria Group Inc.	4.500%	5/2/43	125	119
Altria Group Inc.	5.375%	1/31/44	350	377
Altria Group Inc.	3.875%	9/16/46	225	197
AmerisourceBergen Corp.	3.500%	11/15/21	200	200
AmerisourceBergen Corp.	3.400%	5/15/24	75	73
AmerisourceBergen Corp.	3.250%	3/1/25	50	47
AmerisourceBergen Corp.	3.450%	12/15/27	175	163
AmerisourceBergen Corp.	4.250%	3/1/45	50	45
AmerisourceBergen Corp.	4.300%	12/15/47	150	136
Amgen Inc.	2.125%	5/1/20	175	172
Amgen Inc.	2.200%	5/11/20	175	172
Amgen Inc.	3.450%	10/1/20	225	226
Amgen Inc.	4.100%	6/15/21	150	153
Amgen Inc.	1.850%	8/19/21	125	120
Amgen Inc.	3.875%	11/15/21	250	253
Amgen Inc.	2.700%	5/1/22	75	73

Amgen Inc.	2.650%	5/11/22	75	73
Amgen Inc.	3.625%	5/15/22	225	226
Amgen Inc.	2.250%	8/19/23	150	141
Amgen Inc.	3.625%	5/22/24	500	500
Amgen Inc.	3.125%	5/1/25	175	167
Amgen Inc.	2.600%	8/19/26	225	203
Amgen Inc.	3.200%	11/2/27	200	188
Amgen Inc.	4.950%	10/1/41	300	310
Amgen Inc.	5.150%	11/15/41	50	53
Amgen Inc.	4.400%	5/1/45	450	432
Amgen Inc.	4.563%	6/15/48	506	496
Amgen Inc.	4.663%	6/15/51	634	627
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,700	1,675
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	725	697
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,155	1,140
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	249
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,200	2,137
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,145	1,145
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	269
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	193
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,285	2,302
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	182
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	100	102
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	507
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	300	297
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	491
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	265
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	210
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	331
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	281
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	459
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	326	305
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	72
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	167
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	183
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	91
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	106
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	51
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	190
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	90
Ascension Health	3.945%	11/15/46	175	169
4 Ascension Health	4.847%	11/15/53	75	82
AstraZeneca plc	2.375%	11/16/20	350	345
AstraZeneca plc	2.375%	6/12/22	225	216
AstraZeneca plc	3.500%	8/17/23	225	222
AstraZeneca plc	3.375%	11/16/25	250	241
AstraZeneca plc	3.125%	6/12/27	175	163
AstraZeneca plc	4.000%	1/17/29	200	197
AstraZeneca plc	6.450%	9/15/37	450	564
AstraZeneca plc	4.000%	9/18/42	250	232
AstraZeneca plc	4.375%	11/16/45	150	148
AstraZeneca plc	4.375%	8/17/48	150	146
9 BAT Capital Corp.	2.297%	8/14/20	375	367
9 BAT Capital Corp.	2.764%	8/15/22	650	624
9 BAT Capital Corp.	3.222%	8/15/24	450	428
9 BAT Capital Corp.	3.557%	8/15/27	675	627
9 BAT Capital Corp.	4.390%	8/15/37	525	489
9 BAT Capital Corp.	4.540%	8/15/47	475	436

Baxalta Inc.	2.875%	6/23/20	53	53
Baxalta Inc.	3.600%	6/23/22	15	15
Baxalta Inc.	4.000%	6/23/25	97	96
Baxalta Inc.	5.250%	6/23/45	73	78
Baxter International Inc.	1.700%	8/15/21	150	143
Baxter International Inc.	3.500%	8/15/46	100	84
Baylor Scott & White Holdings	4.185%	11/15/45	100	98
Beam Suntory Inc.	3.250%	5/15/22	50	49
Becton Dickinson & Co.	2.675%	12/15/19	175	174
Becton Dickinson & Co.	2.404%	6/5/20	200	197
Becton Dickinson & Co.	3.250%	11/12/20	150	149
Becton Dickinson & Co.	3.125%	11/8/21	65	64
Becton Dickinson & Co.	2.894%	6/6/22	350	340
Becton Dickinson & Co.	3.300%	3/1/23	50	49
Becton Dickinson & Co.	3.363%	6/6/24	275	266
Becton Dickinson & Co.	3.734%	12/15/24	272	266
Becton Dickinson & Co.	3.700%	6/6/27	450	430
Becton Dickinson & Co.	4.875%	5/15/44	50	48
Becton Dickinson & Co.	4.685%	12/15/44	200	197
Becton Dickinson & Co.	4.669%	6/6/47	325	321
Becton Dickinson and Co.	5.000%	11/12/40	50	51
Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	77
Biogen Inc.	2.900%	9/15/20	325	323
Biogen Inc.	3.625%	9/15/22	275	276
Biogen Inc.	4.050%	9/15/25	300	301
Biogen Inc.	5.200%	9/15/45	340	360
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	75	74
Boston Scientific Corp.	6.000%	1/15/20	150	155
Boston Scientific Corp.	2.850%	5/15/20	100	99
Boston Scientific Corp.	3.375%	5/15/22	50	49
Boston Scientific Corp.	3.850%	5/15/25	150	149
Boston Scientific Corp.	4.000%	3/1/28	200	198
Boston Scientific Corp.	7.000%	11/15/35	50	63
Boston Scientific Corp.	7.375%	1/15/40	50	66
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	262
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	231
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	86
Bristol-Myers Squibb Co.	4.500%	3/1/44	100	105
Brown-Forman Corp.	3.500%	4/15/25	75	74
Brown-Forman Corp.	4.500%	7/15/45	100	104
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	239
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	124
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	183
Campbell Soup Co.	3.300%	3/15/21	125	124
Campbell Soup Co.	3.650%	3/15/23	500	491
Campbell Soup Co.	3.950%	3/15/25	200	194
Campbell Soup Co.	3.300%	3/19/25	125	115
Campbell Soup Co.	4.150%	3/15/28	225	215
Campbell Soup Co.	3.800%	8/2/42	75	59
Campbell Soup Co.	4.800%	3/15/48	225	206
Cardinal Health Inc.	2.400%	11/15/19	50	50
Cardinal Health Inc.	2.616%	6/15/22	150	143
Cardinal Health Inc.	3.200%	3/15/23	150	146
Cardinal Health Inc.	3.079%	6/15/24	150	142
Cardinal Health Inc.	3.750%	9/15/25	100	96
Cardinal Health Inc.	3.410%	6/15/27	265	244
Cardinal Health Inc.	4.600%	3/15/43	75	68
Cardinal Health Inc.	4.500%	11/15/44	50	45

Cardinal Health Inc.	4.900%	9/15/45	100	95
Cardinal Health Inc.	4.368%	6/15/47	125	111
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	75	72
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	175	159
Celgene Corp.	2.875%	8/15/20	250	248
Celgene Corp.	3.950%	10/15/20	125	127
Celgene Corp.	2.875%	2/19/21	125	123
Celgene Corp.	2.250%	8/15/21	75	73
Celgene Corp.	3.250%	8/15/22	175	172
Celgene Corp.	3.550%	8/15/22	50	50
Celgene Corp.	2.750%	2/15/23	150	144
Celgene Corp.	3.250%	2/20/23	200	196
Celgene Corp.	4.000%	8/15/23	125	126
Celgene Corp.	3.625%	5/15/24	175	172
Celgene Corp.	3.875%	8/15/25	475	467
Celgene Corp.	3.450%	11/15/27	110	103
Celgene Corp.	3.900%	2/20/28	300	289
Celgene Corp.	5.700%	10/15/40	50	51
Celgene Corp.	5.250%	8/15/43	175	177
Celgene Corp.	4.625%	5/15/44	175	164
Celgene Corp.	5.000%	8/15/45	300	296
Celgene Corp.	4.350%	11/15/47	250	225
Celgene Corp.	4.550%	2/20/48	275	254
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	50	50
Church & Dwight Co. Inc.	2.450%	12/15/19	75	74
Church & Dwight Co. Inc.	2.450%	8/1/22	25	24
Church & Dwight Co. Inc.	3.150%	8/1/27	100	93
Church & Dwight Co. Inc.	3.950%	8/1/47	75	67
City of Hope	5.623%	11/15/43	75	88
City of Hope	4.378%	8/15/48	100	98
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	75	79
Clorox Co.	3.800%	11/15/21	250	253
Clorox Co.	3.050%	9/15/22	100	99
Clorox Co.	3.500%	12/15/24	175	173
Clorox Co.	3.100%	10/1/27	50	47
Clorox Co.	3.900%	5/15/28	25	25
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	122
Coca-Cola Co.	1.875%	10/27/20	400	391
Coca-Cola Co.	2.450%	11/1/20	250	247
Coca-Cola Co.	3.150%	11/15/20	125	125
Coca-Cola Co.	1.550%	9/1/21	175	168
Coca-Cola Co.	3.300%	9/1/21	250	252
Coca-Cola Co.	2.200%	5/25/22	100	96
Coca-Cola Co.	3.200%	11/1/23	225	223
Coca-Cola Co.	2.875%	10/27/25	300	287
Coca-Cola Co.	2.550%	6/1/26	100	93
Coca-Cola Co.	2.250%	9/1/26	355	322
Coca-Cola Co.	2.900%	5/25/27	100	94
Coca-Cola European Partners PLC	3.500%	9/15/20	300	300
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	101
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	249
Colgate-Palmolive Co.	2.450%	11/15/21	175	171
Colgate-Palmolive Co.	2.250%	11/15/22	75	72
Colgate-Palmolive Co.	2.100%	5/1/23	280	265
Colgate-Palmolive Co.	3.250%	3/15/24	100	99
Colgate-Palmolive Co.	4.000%	8/15/45	125	123
Colgate-Palmolive Co.	3.700%	8/1/47	50	47

Conagra Brands Inc.	3.250%	9/15/22	75	73
Conagra Brands Inc.	3.200%	1/25/23	151	147
Conagra Brands Inc.	7.000%	10/1/28	75	84
Conagra Brands Inc.	8.250%	9/15/30	50	64
Constellation Brands Inc.	2.000%	11/7/19	100	99
Constellation Brands Inc.	3.875%	11/15/19	75	76
Constellation Brands Inc.	2.250%	11/6/20	100	98
Constellation Brands Inc.	3.750%	5/1/21	100	100
Constellation Brands Inc.	2.700%	5/9/22	50	48
Constellation Brands Inc.	2.650%	11/7/22	250	239
Constellation Brands Inc.	3.200%	2/15/23	250	243
Constellation Brands Inc.	4.250%	5/1/23	200	202
Constellation Brands Inc.	4.750%	11/15/24	175	181
Constellation Brands Inc.	3.700%	12/6/26	100	95
Constellation Brands Inc.	3.500%	5/9/27	150	140
Constellation Brands Inc.	3.600%	2/15/28	175	164
Constellation Brands Inc.	4.500%	5/9/47	75	70
Constellation Brands Inc.	4.100%	2/15/48	150	132
Covidien International Finance SA	4.200%	6/15/20	100	102
Covidien International Finance SA	3.200%	6/15/22	200	198
CVS Health Corp.	3.125%	3/9/20	375	375
CVS Health Corp.	2.800%	7/20/20	475	470
CVS Health Corp.	3.350%	3/9/21	575	573
CVS Health Corp.	2.125%	6/1/21	250	241
CVS Health Corp.	3.500%	7/20/22	350	347
CVS Health Corp.	2.750%	12/1/22	150	145
CVS Health Corp.	4.750%	12/1/22	150	155
CVS Health Corp.	3.700%	3/9/23	630	625
CVS Health Corp.	4.000%	12/5/23	195	195
CVS Health Corp.	3.375%	8/12/24	475	458
CVS Health Corp.	4.100%	3/25/25	905	899
CVS Health Corp.	3.875%	7/20/25	765	751
CVS Health Corp.	2.875%	6/1/26	425	389
CVS Health Corp.	4.300%	3/25/28	1,685	1,672
CVS Health Corp.	4.875%	7/20/35	125	126
CVS Health Corp.	4.780%	3/25/38	625	622
CVS Health Corp.	6.125%	9/15/39	75	84
CVS Health Corp.	5.300%	12/5/43	150	156
CVS Health Corp.	5.125%	7/20/45	575	590
CVS Health Corp.	5.050%	3/25/48	1,700	1,735
Danaher Corp.	2.400%	9/15/20	100	98
Danaher Corp.	3.350%	9/15/25	100	98
Danaher Corp.	4.375%	9/15/45	100	101
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	97
Delhaize America LLC	9.000%	4/15/31	100	134
Diageo Capital plc	4.828%	7/15/20	125	129
Diageo Capital plc	2.625%	4/29/23	500	484
Diageo Capital plc	5.875%	9/30/36	50	60
Diageo Investment Corp.	2.875%	5/11/22	200	196
Diageo Investment Corp.	4.250%	5/11/42	150	151
Dignity Health California GO	3.125%	11/1/22	50	49
Dignity Health California GO	3.812%	11/1/24	100	99
Dignity Health California GO	4.500%	11/1/42	100	93
Duke University Health System Inc.	3.920%	6/1/47	100	97
Edwards Lifesciences Corp.	4.300%	6/15/28	75	75
Eli Lilly & Co.	2.350%	5/15/22	50	48
Eli Lilly & Co.	2.750%	6/1/25	150	143
Eli Lilly & Co.	3.100%	5/15/27	125	120

Eli Lilly & Co.	5.550%	3/15/37	100	118
Eli Lilly & Co.	3.700%	3/1/45	160	151
Estee Lauder Cos. Inc.	1.800%	2/7/20	100	99
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	217
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	143
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	91
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	102
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	100
Express Scripts Holding Co.	2.600%	11/30/20	100	98
Express Scripts Holding Co.	3.300%	2/25/21	150	149
Express Scripts Holding Co.	4.750%	11/15/21	425	439
Express Scripts Holding Co.	3.900%	2/15/22	200	201
Express Scripts Holding Co.	3.050%	11/30/22	100	97
Express Scripts Holding Co.	3.000%	7/15/23	700	675
Express Scripts Holding Co.	4.500%	2/25/26	265	266
Express Scripts Holding Co.	3.400%	3/1/27	275	255
Express Scripts Holding Co.	6.125%	11/15/41	92	104
Express Scripts Holding Co.	4.800%	7/15/46	425	415
Flowers Foods Inc.	4.375%	4/1/22	100	102
Flowers Foods Inc.	3.500%	10/1/26	75	70
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	97
Genentech Inc.	5.250%	7/15/35	100	114
General Mills Inc.	2.200%	10/21/19	125	124
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	240
General Mills Inc.	3.700%	10/17/23	175	174
General Mills Inc.	3.200%	2/10/27	150	137
General Mills Inc.	4.200%	4/17/28	225	222
General Mills Inc.	4.550%	4/17/38	75	72
General Mills Inc.	5.400%	6/15/40	100	104
General Mills Inc.	4.700%	4/17/48	175	167
Gilead Sciences Inc.	2.350%	2/1/20	105	104
Gilead Sciences Inc.	2.550%	9/1/20	325	322
Gilead Sciences Inc.	4.500%	4/1/21	150	154
Gilead Sciences Inc.	4.400%	12/1/21	725	748
Gilead Sciences Inc.	3.250%	9/1/22	375	373
Gilead Sciences Inc.	2.500%	9/1/23	300	286
Gilead Sciences Inc.	3.700%	4/1/24	350	351
Gilead Sciences Inc.	3.500%	2/1/25	310	304
Gilead Sciences Inc.	3.650%	3/1/26	575	565
Gilead Sciences Inc.	2.950%	3/1/27	225	209
Gilead Sciences Inc.	4.600%	9/1/35	150	154
Gilead Sciences Inc.	5.650%	12/1/41	175	200
Gilead Sciences Inc.	4.800%	4/1/44	300	308
Gilead Sciences Inc.	4.500%	2/1/45	275	273
Gilead Sciences Inc.	4.750%	3/1/46	405	414
Gilead Sciences Inc.	4.150%	3/1/47	575	545
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	49
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	224
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	323
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	378
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	706
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	100
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	374
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	98
Hackensack Meridian Health	4.500%	7/1/57	50	51
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	123
9 Halfmoon Parent Inc.	3.200%	9/17/20	340	339

9 Halfmoon Parent Inc.	3.400%	9/17/21	280	279
9 Halfmoon Parent Inc.	3.750%	7/15/23	200	199
9 Halfmoon Parent Inc.	4.125%	11/15/25	265	264
9 Halfmoon Parent Inc.	4.375%	10/15/28	485	482
9 Halfmoon Parent Inc.	4.800%	8/15/38	215	215
9 Halfmoon Parent Inc.	4.900%	12/15/48	495	495
Hasbro Inc.	6.350%	3/15/40	125	136
Hasbro Inc.	5.100%	5/15/44	50	47
Hershey Co.	2.900%	5/15/20	75	75
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	3.100%	5/15/21	75	75
Hershey Co.	2.625%	5/1/23	100	96
Hershey Co.	3.375%	5/15/23	150	151
Hershey Co.	3.200%	8/21/25	65	63
Hershey Co.	2.300%	8/15/26	100	90
Hillshire Brands Co.	4.100%	9/15/20	50	51
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	125	123
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	93
JM Smucker Co.	2.200%	12/6/19	100	99
JM Smucker Co.	2.500%	3/15/20	75	74
JM Smucker Co.	3.500%	10/15/21	175	175
JM Smucker Co.	3.000%	3/15/22	100	98
JM Smucker Co.	3.500%	3/15/25	175	168
JM Smucker Co.	3.375%	12/15/27	150	140
JM Smucker Co.	4.250%	3/15/35	100	94
JM Smucker Co.	4.375%	3/15/45	100	92
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	92
Johnson & Johnson	2.950%	9/1/20	100	100
Johnson & Johnson	1.950%	11/10/20	200	196
Johnson & Johnson	1.650%	3/1/21	275	266
Johnson & Johnson	2.250%	3/3/22	425	413
Johnson & Johnson	2.050%	3/1/23	125	120
Johnson & Johnson	3.375%	12/5/23	200	202
Johnson & Johnson	2.625%	1/15/25	250	240
Johnson & Johnson	2.450%	3/1/26	350	326
Johnson & Johnson	2.950%	3/3/27	200	192
Johnson & Johnson	2.900%	1/15/28	225	214
Johnson & Johnson	6.950%	9/1/29	25	33
Johnson & Johnson	4.950%	5/15/33	150	169
Johnson & Johnson	4.375%	12/5/33	100	106
Johnson & Johnson	3.550%	3/1/36	175	167
Johnson & Johnson	3.625%	3/3/37	150	144
Johnson & Johnson	5.950%	8/15/37	375	469
Johnson & Johnson	3.400%	1/15/38	200	186
Johnson & Johnson	4.500%	9/1/40	150	158
Johnson & Johnson	4.500%	12/5/43	100	107
Johnson & Johnson	3.700%	3/1/46	350	333
Johnson & Johnson	3.750%	3/3/47	175	168
Johnson & Johnson	3.500%	1/15/48	200	184
Kaiser Foundation Hospitals	3.500%	4/1/22	50	50
Kaiser Foundation Hospitals	3.150%	5/1/27	100	96
Kaiser Foundation Hospitals	4.875%	4/1/42	250	276
Kaiser Foundation Hospitals	4.150%	5/1/47	150	149
Kellogg Co.	4.150%	11/15/19	125	127
Kellogg Co.	4.000%	12/15/20	172	175
Kellogg Co.	3.250%	5/14/21	75	75

Kellogg Co.	2.650%	12/1/23	150	142
Kellogg Co.	3.250%	4/1/26	125	118
Kellogg Co.	3.400%	11/15/27	125	116
Kellogg Co.	7.450%	4/1/31	25	31
Kellogg Co.	4.500%	4/1/46	250	236
Keurig Dr Pepper Inc.	2.000%	1/15/20	75	74
9 Keurig Dr Pepper Inc.	3.551%	5/25/21	300	299
Keurig Dr Pepper Inc.	2.700%	11/15/22	50	48
9 Keurig Dr Pepper Inc.	4.057%	5/25/23	375	375
Keurig Dr Pepper Inc.	3.130%	12/15/23	100	95
9 Keurig Dr Pepper Inc.	4.417%	5/25/25	200	200
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	94
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	65
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	93
9 Keurig Dr Pepper Inc.	4.597%	5/25/28	475	477
Keurig Dr Pepper Inc.	7.450%	5/1/38	16	20
9 Keurig Dr Pepper Inc.	4.985%	5/25/38	100	101
Keurig Dr Pepper Inc.	4.500%	11/15/45	50	46
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	113
9 Keurig Dr Pepper Inc.	5.085%	5/25/48	150	152
Kimberly-Clark Corp.	3.625%	8/1/20	140	141
Kimberly-Clark Corp.	3.050%	8/15/25	50	48
Kimberly-Clark Corp.	2.750%	2/15/26	100	93
Kimberly-Clark Corp.	6.625%	8/1/37	250	326
Kimberly-Clark Corp.	5.300%	3/1/41	25	29
Kimberly-Clark Corp.	3.200%	7/30/46	100	85
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	125	136
Koninklijke Philips NV	6.875%	3/11/38	100	129
Koninklijke Philips NV	5.000%	3/15/42	100	109
Kraft Foods Group Inc.	5.375%	2/10/20	138	142
Kraft Foods Group Inc.	6.875%	1/26/39	275	321
Kraft Foods Group Inc.	6.500%	2/9/40	50	56
Kraft Foods Group Inc.	5.000%	6/4/42	385	367
Kraft Heinz Foods Co.	2.800%	7/2/20	280	278
Kraft Heinz Foods Co.	3.500%	7/15/22	320	318
Kraft Heinz Foods Co.	4.000%	6/15/23	200	201
Kraft Heinz Foods Co.	3.950%	7/15/25	360	354
Kraft Heinz Foods Co.	3.000%	6/1/26	375	341
Kraft Heinz Foods Co.	4.625%	1/30/29	200	199
Kraft Heinz Foods Co.	5.000%	7/15/35	195	193
Kraft Heinz Foods Co.	5.200%	7/15/45	370	362
Kraft Heinz Foods Co.	4.375%	6/1/46	550	483
Kroger Co.	6.150%	1/15/20	125	130
Kroger Co.	3.300%	1/15/21	250	249
Kroger Co.	2.600%	2/1/21	50	49
Kroger Co.	2.950%	11/1/21	150	147
Kroger Co.	3.400%	4/15/22	75	74
Kroger Co.	2.800%	8/1/22	100	97
Kroger Co.	4.000%	2/1/24	100	100
Kroger Co.	3.500%	2/1/26	160	152
Kroger Co.	2.650%	10/15/26	150	133
Kroger Co.	3.700%	8/1/27	100	96
Kroger Co.	7.700%	6/1/29	50	61
Kroger Co.	8.000%	9/15/29	125	154
Kroger Co.	7.500%	4/1/31	100	121
Kroger Co.	5.400%	7/15/40	50	51
Kroger Co.	5.150%	8/1/43	100	99
Kroger Co.	3.875%	10/15/46	50	42

Kroger Co.	4.450%	2/1/47	225	207
Kroger Co.	4.650%	1/15/48	100	94
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	99
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	25
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	143
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	170
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	96
Laboratory Corp. of America Holdings	4.700%	2/1/45	145	141
Life Technologies Corp.	6.000%	3/1/20	125	129
Life Technologies Corp.	5.000%	1/15/21	100	102
4 Mayo Clinic	3.774%	11/15/43	75	72
4 Mayo Clinic	4.128%	11/15/52	50	50
McCormick & Co. Inc.	3.900%	7/15/21	50	50
McCormick & Co. Inc.	3.150%	8/15/24	150	144
McCormick & Co. Inc.	3.400%	8/15/27	150	143
McKesson Corp.	3.796%	3/15/24	200	198
McKesson Corp.	3.950%	2/16/28	200	193
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	102
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	149
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	126
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	118
Mead Johnson Nutrition Co.	4.600%	6/1/44	75	76
Medtronic Global Holdings SCA	3.350%	4/1/27	115	112
Medtronic Inc.	2.500%	3/15/20	650	645
Medtronic Inc.	3.125%	3/15/22	460	457
Medtronic Inc.	3.150%	3/15/22	650	646
Medtronic Inc.	3.625%	3/15/24	50	50
Medtronic Inc.	3.500%	3/15/25	890	883
Medtronic Inc.	4.375%	3/15/35	518	536
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	150	174
Medtronic Inc.	4.500%	3/15/42	171	176
Medtronic Inc.	4.625%	3/15/45	950	1,005
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	150	148
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	25	25
Merck & Co. Inc.	1.850%	2/10/20	300	296
Merck & Co. Inc.	3.875%	1/15/21	250	254
Merck & Co. Inc.	2.350%	2/10/22	225	219
Merck & Co. Inc.	2.400%	9/15/22	250	242
Merck & Co. Inc.	2.800%	5/18/23	325	318
Merck & Co. Inc.	2.750%	2/10/25	550	528
Merck & Co. Inc.	3.600%	9/15/42	100	93
Merck & Co. Inc.	4.150%	5/18/43	200	204
Merck & Co. Inc.	3.700%	2/10/45	550	527
Molson Coors Brewing Co.	2.250%	3/15/20	100	98
Molson Coors Brewing Co.	2.100%	7/15/21	100	96
Molson Coors Brewing Co.	3.500%	5/1/22	25	25
Molson Coors Brewing Co.	3.000%	7/15/26	375	340
Molson Coors Brewing Co.	5.000%	5/1/42	100	99
Molson Coors Brewing Co.	4.200%	7/15/46	475	420
4 Montefiore Obligated Group	5.246%	11/1/48	175	176
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	47
Mylan Inc.	4.200%	11/29/23	100	99
9 Mylan Inc.	4.550%	4/15/28	150	146
Mylan Inc.	5.400%	11/29/43	75	71

9 Mylan Inc.	5.200%	4/15/48	150	139
Mylan NV	3.150%	6/15/21	400	394
Mylan NV	3.950%	6/15/26	400	378
Mylan NV	5.250%	6/15/46	175	163
New York & Presbyterian Hospital	4.024%	8/1/45	130	127
New York & Presbyterian Hospital	4.063%	8/1/56	75	72
Newell Brands Inc.	2.875%	12/1/19	50	50
Newell Brands Inc.	3.150%	4/1/21	175	172
Newell Brands Inc.	3.850%	4/1/23	635	621
Newell Brands Inc.	4.000%	12/1/24	100	97
Newell Brands Inc.	3.900%	11/1/25	50	46
Newell Brands Inc.	4.200%	4/1/26	325	309
Newell Brands Inc.	5.375%	4/1/36	200	191
Newell Brands Inc.	5.500%	4/1/46	350	333
Northwell Healthcare Inc.	3.979%	11/1/46	100	91
Northwell Healthcare Inc.	4.260%	11/1/47	200	190
Novartis Capital Corp.	1.800%	2/14/20	250	246
Novartis Capital Corp.	4.400%	4/24/20	150	153
Novartis Capital Corp.	2.400%	5/17/22	400	388
Novartis Capital Corp.	2.400%	9/21/22	175	169
Novartis Capital Corp.	3.400%	5/6/24	400	400
Novartis Capital Corp.	3.000%	11/20/25	300	288
Novartis Capital Corp.	3.100%	5/17/27	175	168
Novartis Capital Corp.	3.700%	9/21/42	100	95
Novartis Capital Corp.	4.400%	5/6/44	375	398
Novartis Capital Corp.	4.000%	11/20/45	225	225
NYU Hospitals Center	4.784%	7/1/44	100	106
4 NYU Hospitals Center	4.368%	7/1/47	110	112
Orlando Health Obligated Group	4.089%	10/1/48	50	48
Partners Healthcare System Inc.	4.117%	7/1/55	50	47
Pepsi Bottling Group Inc.	7.000%	3/1/29	250	319
PepsiCo Inc.	1.350%	10/4/19	175	172
PepsiCo Inc.	4.500%	1/15/20	25	26
PepsiCo Inc.	1.850%	4/30/20	400	393
PepsiCo Inc.	2.150%	10/14/20	200	197
PepsiCo Inc.	2.000%	4/15/21	300	292
PepsiCo Inc.	3.000%	8/25/21	150	150
PepsiCo Inc.	1.700%	10/6/21	175	168
PepsiCo Inc.	2.750%	3/5/22	375	369
PepsiCo Inc.	2.250%	5/2/22	150	145
PepsiCo Inc.	2.750%	4/30/25	200	191
PepsiCo Inc.	3.500%	7/17/25	125	125
PepsiCo Inc.	2.375%	10/6/26	225	205
PepsiCo Inc.	3.000%	10/15/27	325	310
PepsiCo Inc.	5.500%	1/15/40	200	236
PepsiCo Inc.	4.875%	11/1/40	200	220
PepsiCo Inc.	4.000%	3/5/42	175	173
PepsiCo Inc.	3.600%	8/13/42	100	92
PepsiCo Inc.	4.250%	10/22/44	200	202
PepsiCo Inc.	4.600%	7/17/45	100	106
PepsiCo Inc.	4.450%	4/14/46	125	130
PepsiCo Inc.	3.450%	10/6/46	225	202
PepsiCo Inc.	4.000%	5/2/47	175	170
PerkinElmer Inc.	5.000%	11/15/21	150	155
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	193
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	220
Perrigo Finance Unlimited Co.	4.900%	12/15/44	200	181
Pfizer Inc.	1.700%	12/15/19	100	99

Pfizer Inc.	5.200%	8/12/20	25	26
Pfizer Inc.	1.950%	6/3/21	225	219
Pfizer Inc.	3.000%	9/15/21	125	125
Pfizer Inc.	2.200%	12/15/21	100	97
Pfizer Inc.	3.200%	9/15/23	125	124
Pfizer Inc.	3.400%	5/15/24	100	100
Pfizer Inc.	2.750%	6/3/26	240	226
Pfizer Inc.	3.000%	12/15/26	300	288
Pfizer Inc.	3.600%	9/15/28	250	247
Pfizer Inc.	4.000%	12/15/36	200	197
Pfizer Inc.	4.100%	9/15/38	150	150
Pfizer Inc.	7.200%	3/15/39	425	587
Pfizer Inc.	4.300%	6/15/43	125	126
Pfizer Inc.	4.400%	5/15/44	200	205
Pfizer Inc.	4.125%	12/15/46	250	248
Pfizer Inc.	4.200%	9/15/48	450	451
Pharmacia LLC	6.600%	12/1/28	75	91
Philip Morris International Inc.	2.000%	2/21/20	175	172
Philip Morris International Inc.	1.875%	2/25/21	125	121
Philip Morris International Inc.	2.375%	8/17/22	150	144
Philip Morris International Inc.	2.500%	11/2/22	300	289
Philip Morris International Inc.	2.625%	3/6/23	100	96
Philip Morris International Inc.	2.125%	5/10/23	95	90
Philip Morris International Inc.	3.250%	11/10/24	250	244
Philip Morris International Inc.	3.375%	8/11/25	150	146
Philip Morris International Inc.	2.750%	2/25/26	200	186
Philip Morris International Inc.	3.125%	3/2/28	100	94
Philip Morris International Inc.	6.375%	5/16/38	200	240
Philip Morris International Inc.	4.375%	11/15/41	350	339
Philip Morris International Inc.	4.500%	3/20/42	125	121
Philip Morris International Inc.	3.875%	8/21/42	25	22
Philip Morris International Inc.	4.125%	3/4/43	175	162
Philip Morris International Inc.	4.875%	11/15/43	155	158
Philip Morris International Inc.	4.250%	11/10/44	200	188
4 Procter & Gamble - Esop	9.360%	1/1/21	132	142
Procter & Gamble Co.	1.750%	10/25/19	250	247
Procter & Gamble Co.	1.900%	11/1/19	100	99
Procter & Gamble Co.	1.900%	10/23/20	100	98
Procter & Gamble Co.	1.850%	2/2/21	100	97
Procter & Gamble Co.	1.700%	11/3/21	125	120
Procter & Gamble Co.	2.300%	2/6/22	425	413
Procter & Gamble Co.	3.100%	8/15/23	150	149
Procter & Gamble Co.	2.700%	2/2/26	100	95
Procter & Gamble Co.	2.450%	11/3/26	100	93
Procter & Gamble Co.	3.500%	10/25/47	250	232
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	46
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	75	68
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	75	71
Quest Diagnostics Inc.	2.500%	3/30/20	70	69
Quest Diagnostics Inc.	4.250%	4/1/24	100	101
Quest Diagnostics Inc.	3.500%	3/30/25	100	96
Quest Diagnostics Inc.	3.450%	6/1/26	125	118
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	25	24
Reynolds American Inc.	3.250%	6/12/20	370	369

Reynolds American Inc.	4.000%	6/12/22	175	176
Reynolds American Inc.	4.850%	9/15/23	125	129
Reynolds American Inc.	4.450%	6/12/25	475	479
Reynolds American Inc.	5.700%	8/15/35	175	187
Reynolds American Inc.	7.250%	6/15/37	125	154
Reynolds American Inc.	5.850%	8/15/45	375	405
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	92
Sanofi	4.000%	3/29/21	350	357
Sanofi	3.375%	6/19/23	250	250
Sanofi	3.625%	6/19/28	225	223
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	674
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	700	660
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	531
SSM Health Care Corp.	3.688%	6/1/23	100	100
SSM Health Care Corp.	3.823%	6/1/27	100	99
Stanford Health Care	3.795%	11/15/48	125	118
Stryker Corp.	4.375%	1/15/20	50	51
Stryker Corp.	2.625%	3/15/21	150	148
Stryker Corp.	3.375%	5/15/24	200	196
Stryker Corp.	3.375%	11/1/25	140	135
Stryker Corp.	3.500%	3/15/26	183	177
Stryker Corp.	3.650%	3/7/28	50	49
Stryker Corp.	4.375%	5/15/44	50	48
Stryker Corp.	4.625%	3/15/46	250	253
Sutter Health	3.695%	8/15/28	75	73
Sutter Health	4.091%	8/15/48	75	71
Sysco Corp.	2.600%	10/1/20	50	49
Sysco Corp.	2.500%	7/15/21	75	73
Sysco Corp.	2.600%	6/12/22	125	121
Sysco Corp.	3.750%	10/1/25	75	74
Sysco Corp.	3.300%	7/15/26	250	238
Sysco Corp.	3.250%	7/15/27	175	165
Sysco Corp.	4.850%	10/1/45	50	51
Sysco Corp.	4.500%	4/1/46	100	98
Sysco Corp.	4.450%	3/15/48	100	97
4 Texas Health Resources	4.330%	11/15/55	25	25
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	205
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	201
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	198
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	98
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	121
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	391
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	185
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	47
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	203
Trinity Health Corp.	4.125%	12/1/45	85	82
Tupperware Brands Corp.	4.750%	6/1/21	100	102
Tyson Foods Inc.	2.250%	8/23/21	50	48
Tyson Foods Inc.	4.500%	6/15/22	275	284
Tyson Foods Inc.	3.900%	9/28/23	100	101
Tyson Foods Inc.	3.950%	8/15/24	100	100
Tyson Foods Inc.	3.550%	6/2/27	275	259
Tyson Foods Inc.	4.875%	8/15/34	175	176
Tyson Foods Inc.	5.150%	8/15/44	100	102
Tyson Foods Inc.	4.550%	6/2/47	150	139
Tyson Foods Inc.	5.100%	9/28/48	100	102
Unilever Capital Corp.	2.100%	7/30/20	250	244
Unilever Capital Corp.	4.250%	2/10/21	200	204

Unilever Capital Corp.	1.375%	7/28/21	100	95
Unilever Capital Corp.	3.000%	3/7/22	100	99
Unilever Capital Corp.	3.250%	3/7/24	250	246
Unilever Capital Corp.	2.600%	5/5/24	200	190
Unilever Capital Corp.	3.100%	7/30/25	225	218
Unilever Capital Corp.	2.000%	7/28/26	125	111
Unilever Capital Corp.	3.500%	3/22/28	200	196
Unilever Capital Corp.	5.900%	11/15/32	50	61
Whirlpool Corp.	4.850%	6/15/21	50	51
Whirlpool Corp.	4.700%	6/1/22	100	103
Whirlpool Corp.	4.000%	3/1/24	50	50
Whirlpool Corp.	3.700%	5/1/25	75	73
Whirlpool Corp.	4.500%	6/1/46	100	89
Wyeth LLC	7.250%	3/1/23	250	289
Wyeth LLC	6.450%	2/1/24	300	342
Wyeth LLC	6.500%	2/1/34	150	188
Wyeth LLC	6.000%	2/15/36	85	103
Wyeth LLC	5.950%	4/1/37	385	464
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	51
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	450	446
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	99
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	172
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	50
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	336
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	55
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	75	70
Zoetis Inc.	3.450%	11/13/20	75	75
Zoetis Inc.	3.250%	8/20/21	50	50
Zoetis Inc.	3.250%	2/1/23	350	344
Zoetis Inc.	4.500%	11/13/25	100	103
Zoetis Inc.	3.000%	9/12/27	150	139
Zoetis Inc.	3.900%	8/20/28	50	49
Zoetis Inc.	4.700%	2/1/43	150	153
Zoetis Inc.	3.950%	9/12/47	150	136
Zoetis Inc.	4.450%	8/20/48	75	75

Energy (2.4%)
Anadarko Petroleum Corp.	3.450%	7/15/24	100	96
Anadarko Petroleum Corp.	5.550%	3/15/26	200	212
Anadarko Petroleum Corp.	6.450%	9/15/36	200	227
Anadarko Petroleum Corp.	7.950%	6/15/39	25	32
Anadarko Petroleum Corp.	6.200%	3/15/40	275	305
Anadarko Petroleum Corp.	4.500%	7/15/44	400	362
Anadarko Petroleum Corp.	6.600%	3/15/46	200	236
Andeavor	5.375%	10/1/22	200	203
Andeavor	4.750%	12/15/23	500	517
Andeavor	5.125%	12/15/26	200	210
Andeavor	3.800%	4/1/28	25	24
Andeavor	4.500%	4/1/48	100	93
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	50	49
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	650	635
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	50	50
Apache Corp.	3.625%	2/1/21	46	46
Apache Corp.	3.250%	4/15/22	40	39

Apache Corp.	4.375%	10/15/28	425	417
Apache Corp.	6.000%	1/15/37	317	346
Apache Corp.	5.100%	9/1/40	350	345
Apache Corp.	4.750%	4/15/43	200	189
Baker Hughes a GE Co. LLC	3.200%	8/15/21	300	298
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	184
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	200	193
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	200	187
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	250	226
Boardwalk Pipelines LP	3.375%	2/1/23	100	97
Boardwalk Pipelines LP	4.950%	12/15/24	150	152
Boardwalk Pipelines LP	5.950%	6/1/26	200	212
Boardwalk Pipelines LP	4.450%	7/15/27	100	96
BP Capital Markets America Inc.	3.796%	9/21/25	125	125
BP Capital Markets America Inc.	3.937%	9/21/28	175	176
BP Capital Markets plc	2.521%	1/15/20	300	298
BP Capital Markets plc	2.315%	2/13/20	500	495
BP Capital Markets plc	4.500%	10/1/20	300	307
BP Capital Markets plc	4.742%	3/11/21	250	259
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	3.245%	5/6/22	250	248
BP Capital Markets plc	2.520%	9/19/22	50	48
BP Capital Markets plc	2.500%	11/6/22	450	435
BP Capital Markets plc	2.750%	5/10/23	300	290
BP Capital Markets plc	3.994%	9/26/23	200	204
BP Capital Markets plc	3.216%	11/28/23	200	196
BP Capital Markets plc	3.814%	2/10/24	400	404
BP Capital Markets plc	3.535%	11/4/24	68	67
BP Capital Markets plc	3.506%	3/17/25	200	197
BP Capital Markets plc	3.119%	5/4/26	550	524
BP Capital Markets plc	3.017%	1/16/27	400	376
BP Capital Markets plc	3.279%	9/19/27	150	143
BP Capital Markets plc	3.723%	11/28/28	100	99
Buckeye Partners LP	4.150%	7/1/23	75	74
Buckeye Partners LP	3.950%	12/1/26	100	92
Buckeye Partners LP	4.125%	12/1/27	50	46
Buckeye Partners LP	5.850%	11/15/43	25	24
Buckeye Partners LP	5.600%	10/15/44	75	70
Burlington Resources Finance Co.	7.400%	12/1/31	175	223
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	99
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	193
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	683
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	185
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	147
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	110
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	59
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	118
Canadian Natural Resources Ltd.	4.950%	6/1/47	200	208
Cenovus Energy Inc.	5.700%	10/15/19	100	102
Cenovus Energy Inc.	3.800%	9/15/23	351	344
Cenovus Energy Inc.	4.250%	4/15/27	500	483
Cenovus Energy Inc.	5.250%	6/15/37	150	148
Cenovus Energy Inc.	6.750%	11/15/39	300	339
Cenovus Energy Inc.	5.200%	9/15/43	100	96
Cenovus Energy Inc.	5.400%	6/15/47	200	201

Chevron Corp.	2.193%	11/15/19	300	298
Chevron Corp.	1.961%	3/3/20	275	271
Chevron Corp.	1.991%	3/3/20	100	99
Chevron Corp.	2.419%	11/17/20	200	197
Chevron Corp.	2.100%	5/16/21	300	292
Chevron Corp.	2.498%	3/3/22	100	98
Chevron Corp.	2.355%	12/5/22	1,130	1,084
Chevron Corp.	3.191%	6/24/23	225	223
Chevron Corp.	2.895%	3/3/24	100	97
Chevron Corp.	2.954%	5/16/26	400	381
Cimarex Energy Co.	4.375%	6/1/24	200	202
Cimarex Energy Co.	3.900%	5/15/27	250	239
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	125
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	302
Concho Resources Inc.	3.750%	10/1/27	25	24
Concho Resources Inc.	4.300%	8/15/28	325	324
Concho Resources Inc.	4.875%	10/1/47	50	51
ConocoPhillips	5.900%	10/15/32	450	529
ConocoPhillips	5.900%	5/15/38	150	179
ConocoPhillips	6.500%	2/1/39	200	259
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	241
ConocoPhillips Co.	4.150%	11/15/34	26	25
ConocoPhillips Co.	4.300%	11/15/44	125	129
ConocoPhillips Co.	5.950%	3/15/46	300	378
ConocoPhillips Holding Co.	6.950%	4/15/29	350	436
Continental Resources Inc.	4.500%	4/15/23	200	203
Continental Resources Inc.	4.375%	1/15/28	200	199
Devon Energy Corp.	4.000%	7/15/21	100	101
Devon Energy Corp.	3.250%	5/15/22	200	196
Devon Energy Corp.	7.950%	4/15/32	163	205
Devon Energy Corp.	5.600%	7/15/41	225	239
Devon Energy Corp.	4.750%	5/15/42	200	191
Devon Financing Co. LLC	7.875%	9/30/31	160	198
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	197
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	195
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	197
Enable Midstream Partners LP	4.400%	3/15/27	150	144
Enable Midstream Partners LP	4.950%	5/15/28	100	99
Enable Midstream Partners LP	5.000%	5/15/44	100	90
Enbridge Energy Partners LP	4.375%	10/15/20	100	101
Enbridge Energy Partners LP	5.875%	10/15/25	150	165
Enbridge Energy Partners LP	7.500%	4/15/38	150	193
Enbridge Energy Partners LP	5.500%	9/15/40	75	80
Enbridge Energy Partners LP	7.375%	10/15/45	25	33
Enbridge Inc.	2.900%	7/15/22	75	73
Enbridge Inc.	4.250%	12/1/26	200	201
Enbridge Inc.	3.700%	7/15/27	150	143
Enbridge Inc.	4.500%	6/10/44	100	96
Enbridge Inc.	5.500%	12/1/46	175	193
Encana Corp.	6.500%	8/15/34	300	348
Encana Corp.	6.625%	8/15/37	200	236
Encana Corp.	6.500%	2/1/38	100	117
Energy Transfer Equity LP	4.250%	3/15/23	240	239
Energy Transfer LP	4.150%	10/1/20	75	76
Energy Transfer LP	4.650%	6/1/21	105	108
Energy Transfer LP	3.600%	2/1/23	475	465
Energy Transfer LP	4.050%	3/15/25	1,000	979
Energy Transfer LP	4.750%	1/15/26	100	101

Energy Transfer LP	4.200%	4/15/27	100	96
Energy Transfer LP	6.625%	10/15/36	150	167
Energy Transfer LP	6.050%	6/1/41	100	104
Energy Transfer LP	6.500%	2/1/42	175	193
Energy Transfer LP	5.150%	3/15/45	200	189
Energy Transfer LP	6.125%	12/15/45	200	213
Energy Transfer LP	5.300%	4/15/47	200	193
Energy Transfer Partners LP	4.200%	9/15/23	80	80
Energy Transfer Partners LP	4.950%	6/15/28	200	204
Energy Transfer Partners LP	5.800%	6/15/38	150	156
Energy Transfer Partners LP	6.000%	6/15/48	100	106
Enterprise Products Operating LLC	2.550%	10/15/19	225	224
Enterprise Products Operating LLC	5.200%	9/1/20	300	310
Enterprise Products Operating LLC	2.800%	2/15/21	125	123
Enterprise Products Operating LLC	3.350%	3/15/23	225	222
Enterprise Products Operating LLC	3.900%	2/15/24	375	378
Enterprise Products Operating LLC	3.750%	2/15/25	150	150
Enterprise Products Operating LLC	3.700%	2/15/26	200	197
Enterprise Products Operating LLC	3.950%	2/15/27	100	100
Enterprise Products Operating LLC	6.875%	3/1/33	175	215
Enterprise Products Operating LLC	7.550%	4/15/38	150	196
Enterprise Products Operating LLC	6.125%	10/15/39	150	175
Enterprise Products Operating LLC	5.950%	2/1/41	175	202
Enterprise Products Operating LLC	4.450%	2/15/43	300	291
Enterprise Products Operating LLC	4.850%	3/15/44	370	374
Enterprise Products Operating LLC	5.100%	2/15/45	33	34
Enterprise Products Operating LLC	4.900%	5/15/46	200	206
Enterprise Products Operating LLC	4.250%	2/15/48	300	280
Enterprise Products Operating LLC	4.950%	10/15/54	100	100
4 Enterprise Products Operating LLC	5.250%	8/16/77	100	94
4 Enterprise Products Operating LLC	5.375%	2/15/78	100	93
EOG Resources Inc.	4.400%	6/1/20	100	102
EOG Resources Inc.	4.100%	2/1/21	350	355
EOG Resources Inc.	2.625%	3/15/23	450	434
EOG Resources Inc.	3.900%	4/1/35	75	73
EQT Corp.	2.500%	10/1/20	50	49
EQT Corp.	4.875%	11/15/21	125	128
EQT Corp.	3.000%	10/1/22	100	97
EQT Corp.	3.900%	10/1/27	200	187
EQT Midstream Partners LP	4.750%	7/15/23	275	279
EQT Midstream Partners LP	4.125%	12/1/26	100	94
EQT Midstream Partners LP	5.500%	7/15/28	150	154
EQT Midstream Partners LP	6.500%	7/15/48	110	117
Exxon Mobil Corp.	1.912%	3/6/20	265	262
Exxon Mobil Corp.	2.222%	3/1/21	400	391
Exxon Mobil Corp.	2.397%	3/6/22	350	341
Exxon Mobil Corp.	2.726%	3/1/23	350	343
Exxon Mobil Corp.	2.709%	3/6/25	300	287
Exxon Mobil Corp.	3.043%	3/1/26	300	290
Exxon Mobil Corp.	3.567%	3/6/45	175	163
Exxon Mobil Corp.	4.114%	3/1/46	425	429
Halliburton Co.	3.500%	8/1/23	225	223
Halliburton Co.	3.800%	11/15/25	350	347
Halliburton Co.	4.850%	11/15/35	200	209
Halliburton Co.	6.700%	9/15/38	125	155
Halliburton Co.	7.450%	9/15/39	200	267
Halliburton Co.	4.500%	11/15/41	100	98
Halliburton Co.	4.750%	8/1/43	150	153

Halliburton Co.	5.000%	11/15/45	400	426
Helmerich & Payne International Drilling
Co.	4.650%	3/15/25	50	51
Hess Corp.	3.500%	7/15/24	100	95
Hess Corp.	4.300%	4/1/27	250	242
Hess Corp.	7.125%	3/15/33	100	115
Hess Corp.	6.000%	1/15/40	150	156
Hess Corp.	5.600%	2/15/41	300	303
Hess Corp.	5.800%	4/1/47	200	210
HollyFrontier Corp.	5.875%	4/1/26	200	213
Husky Energy Inc.	7.250%	12/15/19	200	209
Husky Energy Inc.	4.000%	4/15/24	150	150
Husky Energy Inc.	6.800%	9/15/37	50	62
Kerr-McGee Corp.	6.950%	7/1/24	250	282
Kerr-McGee Corp.	7.875%	9/15/31	50	62
Kinder Morgan Energy Partners LP	6.850%	2/15/20	750	786
Kinder Morgan Energy Partners LP	3.500%	3/1/21	75	75
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	156
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	350	343
Kinder Morgan Energy Partners LP	4.300%	5/1/24	400	403
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	333
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	54
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	279
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	61
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	226
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	285
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	351
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	73
Kinder Morgan Inc.	4.300%	6/1/25	300	302
Kinder Morgan Inc.	7.800%	8/1/31	290	360
Kinder Morgan Inc.	7.750%	1/15/32	265	334
Kinder Morgan Inc.	5.300%	12/1/34	175	181
Kinder Morgan Inc.	5.550%	6/1/45	200	211
Kinder Morgan Inc.	5.050%	2/15/46	350	349
Kinder Morgan Inc./DE	4.300%	3/1/28	500	495
Magellan Midstream Partners LP	4.250%	2/1/21	125	127
Magellan Midstream Partners LP	5.150%	10/15/43	125	130
Magellan Midstream Partners LP	4.250%	9/15/46	200	187
Magellan Midstream Partners LP	4.200%	10/3/47	50	46
Marathon Oil Corp.	2.700%	6/1/20	150	148
Marathon Oil Corp.	2.800%	11/1/22	175	168
Marathon Oil Corp.	3.850%	6/1/25	200	194
Marathon Oil Corp.	6.800%	3/15/32	400	469
Marathon Oil Corp.	5.200%	6/1/45	100	104
Marathon Petroleum Corp.	5.125%	3/1/21	375	389
Marathon Petroleum Corp.	4.750%	9/15/44	250	240
Marathon Petroleum Corp.	5.850%	12/15/45	200	210
MPLX LP	3.375%	3/15/23	100	98
MPLX LP	4.500%	7/15/23	200	204
MPLX LP	4.875%	12/1/24	300	312
MPLX LP	4.875%	6/1/25	100	103
MPLX LP	4.125%	3/1/27	300	291
MPLX LP	4.000%	3/15/28	250	240
MPLX LP	4.500%	4/15/38	300	282
MPLX LP	5.200%	3/1/47	150	150
MPLX LP	4.700%	4/15/48	275	256

MPLX LP	4.900%	4/15/58	150	136
National Fuel Gas Co.	3.750%	3/1/23	275	270
National Fuel Gas Co.	4.750%	9/1/28	50	49
National Oilwell Varco Inc.	2.600%	12/1/22	125	119
National Oilwell Varco Inc.	3.950%	12/1/42	125	107
Noble Energy Inc.	4.150%	12/15/21	125	127
Noble Energy Inc.	3.850%	1/15/28	100	94
Noble Energy Inc.	6.000%	3/1/41	100	107
Noble Energy Inc.	5.250%	11/15/43	375	373
Noble Energy Inc.	5.050%	11/15/44	150	144
Noble Energy Inc.	4.950%	8/15/47	100	96
Occidental Petroleum Corp.	4.100%	2/1/21	350	356
Occidental Petroleum Corp.	2.700%	2/15/23	250	242
Occidental Petroleum Corp.	3.500%	6/15/25	250	247
Occidental Petroleum Corp.	3.400%	4/15/26	250	245
Occidental Petroleum Corp.	4.625%	6/15/45	100	103
Occidental Petroleum Corp.	4.400%	4/15/46	500	504
Occidental Petroleum Corp.	4.200%	3/15/48	50	49
ONEOK Inc.	7.500%	9/1/23	100	114
ONEOK Inc.	4.000%	7/13/27	50	48
ONEOK Inc.	4.550%	7/15/28	100	100
ONEOK Inc.	4.950%	7/13/47	200	197
ONEOK Inc.	5.200%	7/15/48	25	25
ONEOK Partners LP	3.375%	10/1/22	400	394
ONEOK Partners LP	6.650%	10/1/36	300	349
ONEOK Partners LP	6.850%	10/15/37	300	356
ONEOK Partners LP	6.125%	2/1/41	150	165
Patterson-UTI Energy Inc.	3.950%	2/1/28	105	98
Petro-Canada	6.800%	5/15/38	225	284
Phillips 66	4.300%	4/1/22	275	282
Phillips 66	3.900%	3/15/28	300	296
Phillips 66	4.650%	11/15/34	200	201
Phillips 66	5.875%	5/1/42	175	201
Phillips 66	4.875%	11/15/44	299	310
Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	120
Phillips 66 Partners LP	3.750%	3/1/28	50	47
Phillips 66 Partners LP	4.680%	2/15/45	75	71
Phillips 66 Partners LP	4.900%	10/1/46	200	195
Pioneer Natural Resources Co.	3.950%	7/15/22	200	202
Pioneer Natural Resources Co.	4.450%	1/15/26	225	230
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	99
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	297
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	761
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	100
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	192
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	180
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	317
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	207

Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	102
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	519
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	349
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	372
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	537
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	426
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	538
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	205
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	97
Schlumberger Investment SA	3.650%	12/1/23	325	328
Shell International Finance BV	4.375%	3/25/20	325	331
Shell International Finance BV	2.125%	5/11/20	450	444
Shell International Finance BV	2.250%	11/10/20	100	98
Shell International Finance BV	1.875%	5/10/21	200	194
Shell International Finance BV	1.750%	9/12/21	200	192
Shell International Finance BV	2.250%	1/6/23	100	95
Shell International Finance BV	3.400%	8/12/23	75	75
Shell International Finance BV	3.250%	5/11/25	200	196
Shell International Finance BV	2.875%	5/10/26	500	475
Shell International Finance BV	2.500%	9/12/26	900	831
Shell International Finance BV	4.125%	5/11/35	500	505
Shell International Finance BV	6.375%	12/15/38	475	612
Shell International Finance BV	5.500%	3/25/40	125	147
Shell International Finance BV	4.550%	8/12/43	300	316
Shell International Finance BV	4.375%	5/11/45	400	411
Shell International Finance BV	4.000%	5/10/46	700	682
Shell International Finance BV	3.750%	9/12/46	200	187
Spectra Energy Partners LP	4.750%	3/15/24	600	619
Spectra Energy Partners LP	3.500%	3/15/25	50	48
Spectra Energy Partners LP	4.500%	3/15/45	250	239
Suncor Energy Inc.	3.600%	12/1/24	100	99
Suncor Energy Inc.	5.950%	12/1/34	75	86
Suncor Energy Inc.	6.500%	6/15/38	525	647
Suncor Energy Inc.	4.000%	11/15/47	150	140
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	432
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	49
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	75
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	142
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	157
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	309
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	49
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	269
TC PipeLines LP	3.900%	5/25/27	50	47
TechnipFMC plc	3.450%	10/1/22	75	73
Total Capital Canada Ltd.	2.750%	7/15/23	125	121
Total Capital International SA	2.750%	6/19/21	300	297
Total Capital International SA	2.875%	2/17/22	300	295
Total Capital International SA	2.700%	1/25/23	50	49
Total Capital International SA	3.700%	1/15/24	525	529
Total Capital SA	4.450%	6/24/20	375	383
Total Capital SA	4.125%	1/28/21	75	76
TransCanada PipeLines Ltd.	2.125%	11/15/19	100	99
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	177
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	479
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	104
TransCanada PipeLines Ltd.	4.250%	5/15/28	150	150
TransCanada PipeLines Ltd.	4.625%	3/1/34	250	250

TransCanada PipeLines Ltd.	5.600%	3/31/34	150	163
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	341
TransCanada PipeLines Ltd.	6.200%	10/15/37	425	494
TransCanada PipeLines Ltd.	4.750%	5/15/38	150	152
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	153
TransCanada PipeLines Ltd.	4.875%	5/15/48	200	205
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	98
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	97
Valero Energy Corp.	6.125%	2/1/20	75	78
Valero Energy Corp.	4.350%	6/1/28	150	150
Valero Energy Corp.	7.500%	4/15/32	725	919
Valero Energy Partners LP	4.375%	12/15/26	100	98
Valero Energy Partners LP	4.500%	3/15/28	75	74
Western Gas Partners LP	5.375%	6/1/21	300	310
Western Gas Partners LP	4.500%	3/1/28	50	48
Western Gas Partners LP	4.750%	8/15/28	50	49
Western Gas Partners LP	5.450%	4/1/44	350	329
Western Gas Partners LP	5.300%	3/1/48	100	92
Western Gas Partners LP	5.500%	8/15/48	50	47
Williams Cos Inc.	3.900%	1/15/25	325	316
Williams Cos Inc.	3.750%	6/15/27	500	477
Williams Cos. Inc.	5.250%	3/15/20	475	487
Williams Cos. Inc.	4.125%	11/15/20	275	278
Williams Cos. Inc.	4.000%	11/15/21	100	100
Williams Cos. Inc.	3.600%	3/15/22	475	472
Williams Cos. Inc.	3.350%	8/15/22	125	123
Williams Cos. Inc.	3.700%	1/15/23	200	198
Williams Cos. Inc.	4.550%	6/24/24	400	406
Williams Cos. Inc.	6.300%	4/15/40	100	113
Williams Cos. Inc.	5.400%	3/4/44	400	414
Williams Cos. Inc.	5.750%	6/24/44	100	107
Williams Cos. Inc.	5.100%	9/15/45	350	352
Williams Cos. Inc.	4.850%	3/1/48	150	145

Other Industrial (0.1%)
4 Boston University	4.061%	10/1/48	50	49
California Institute of Technology GO	4.321%	8/1/45	70	72
California Institute of Technology GO	4.700%	11/1/11	50	51
CBRE Services Inc.	5.250%	3/15/25	100	105
CBRE Services Inc.	4.875%	3/1/26	125	127
Cintas Corp. No 2	2.900%	4/1/22	100	98
Cintas Corp. No 2	3.250%	6/1/22	75	74
Cintas Corp. No 2	3.700%	4/1/27	175	170
Fluor Corp.	3.500%	12/15/24	250	243
Fluor Corp.	4.250%	9/15/28	100	98
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	201
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	73
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	125
Massachusetts Institute of Technology GO	5.600%	7/1/11	130	165
Massachusetts Institute of Technology GO	4.678%	7/1/14	175	187
4 Northwestern University Illinois GO	4.643%	12/1/44	75	82
4 Northwestern University Illinois GO	3.662%	12/1/57	75	71
4 Rice University Texas GO	3.574%	5/15/45	150	140
4 University of Chicago	4.003%	10/1/53	100	99
4 University of Notre Dame du Lac	3.438%	2/15/45	100	92
University of Notre Dame du Lac	3.394%	2/15/48	125	115
University of Pennsylvania GO	4.674%	9/1/12	50	50
4 University of Southern California GO	3.028%	10/1/39	100	89

4 University of Southern California GO	3.841%	10/1/47	200	197

Technology (2.1%)
Adobe Systems Inc.	4.750%	2/1/20	175	179
Adobe Systems Inc.	3.250%	2/1/25	200	196
Alphabet Inc.	3.625%	5/19/21	150	152
Altera Corp.	4.100%	11/15/23	75	76
Amphenol Corp.	2.200%	4/1/20	50	49
Amphenol Corp.	3.125%	9/15/21	100	99
Amphenol Corp.	3.200%	4/1/24	50	48
Analog Devices Inc.	2.850%	3/12/20	100	99
Analog Devices Inc.	2.875%	6/1/23	450	432
Analog Devices Inc.	3.500%	12/5/26	200	192
Apple Inc.	1.800%	11/13/19	200	198
Apple Inc.	1.550%	2/7/20	250	246
Apple Inc.	1.900%	2/7/20	175	173
Apple Inc.	1.800%	5/11/20	175	172
Apple Inc.	2.000%	11/13/20	225	221
Apple Inc.	2.250%	2/23/21	750	736
Apple Inc.	2.850%	5/6/21	875	871
Apple Inc.	1.550%	8/4/21	375	359
Apple Inc.	2.150%	2/9/22	225	218
Apple Inc.	2.500%	2/9/22	300	294
Apple Inc.	2.300%	5/11/22	200	194
Apple Inc.	2.700%	5/13/22	250	246
Apple Inc.	2.400%	1/13/23	125	121
Apple Inc.	2.850%	2/23/23	300	294
Apple Inc.	2.400%	5/3/23	1,115	1,072
Apple Inc.	3.000%	2/9/24	800	784
Apple Inc.	3.450%	5/6/24	75	75
Apple Inc.	2.850%	5/11/24	560	542
Apple Inc.	2.750%	1/13/25	575	551
Apple Inc.	3.250%	2/23/26	705	688
Apple Inc.	2.450%	8/4/26	450	414
Apple Inc.	3.200%	5/11/27	775	747
Apple Inc.	2.900%	9/12/27	655	617
Apple Inc.	4.500%	2/23/36	225	243
Apple Inc.	3.850%	5/4/43	450	431
Apple Inc.	4.450%	5/6/44	200	210
Apple Inc.	3.450%	2/9/45	225	201
Apple Inc.	4.375%	5/13/45	225	232
Apple Inc.	4.650%	2/23/46	1,050	1,134
Apple Inc.	3.850%	8/4/46	375	358
Apple Inc.	4.250%	2/9/47	200	203
Apple Inc.	3.750%	9/12/47	525	490
Applied Materials Inc.	2.625%	10/1/20	125	123
Applied Materials Inc.	4.300%	6/15/21	125	128
Applied Materials Inc.	3.900%	10/1/25	145	146
Applied Materials Inc.	3.300%	4/1/27	225	216
Applied Materials Inc.	5.100%	10/1/35	100	109
Applied Materials Inc.	5.850%	6/15/41	125	149
Applied Materials Inc.	4.350%	4/1/47	175	173
Arrow Electronics Inc.	3.500%	4/1/22	75	73
Arrow Electronics Inc.	4.500%	3/1/23	50	51
Arrow Electronics Inc.	3.250%	9/8/24	100	95
Arrow Electronics Inc.	4.000%	4/1/25	50	48
Arrow Electronics Inc.	3.875%	1/12/28	100	93
Autodesk Inc.	3.125%	6/15/20	100	99

Autodesk Inc.	3.600%	12/15/22	25	25
Autodesk Inc.	4.375%	6/15/25	100	100
Autodesk Inc.	3.500%	6/15/27	75	70
Avnet Inc.	4.875%	12/1/22	170	174
Avnet Inc.	4.625%	4/15/26	100	100
Baidu Inc.	3.500%	11/28/22	275	270
Baidu Inc.	3.875%	9/29/23	200	198
Baidu Inc.	3.625%	7/6/27	200	188
Baidu Inc.	4.375%	3/29/28	100	98
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	285	282
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	150	145
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	842	820
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	250	236
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	450	438
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	380	353
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	1,305	1,231
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	94
CA Inc.	5.375%	12/1/19	175	179
CA Inc.	3.600%	8/1/20	100	100
Cadence Design Systems Inc.	4.375%	10/15/24	100	100
Cisco Systems Inc.	4.450%	1/15/20	825	841
Cisco Systems Inc.	2.200%	2/28/21	600	587
Cisco Systems Inc.	2.900%	3/4/21	75	75
Cisco Systems Inc.	3.000%	6/15/22	125	124
Cisco Systems Inc.	2.200%	9/20/23	150	142
Cisco Systems Inc.	3.625%	3/4/24	125	127
Cisco Systems Inc.	2.950%	2/28/26	100	96
Cisco Systems Inc.	2.500%	9/20/26	225	208
Cisco Systems Inc.	5.900%	2/15/39	425	527
Cisco Systems Inc.	5.500%	1/15/40	375	447
Citrix Systems Inc.	4.500%	12/1/27	150	145
Corning Inc.	2.900%	5/15/22	175	171
Corning Inc.	5.750%	8/15/40	75	84
Corning Inc.	4.375%	11/15/57	150	132
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	700	736
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	850	860
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	1,050	1,119
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	310	370
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	400	496
DXC Technology Co.	2.875%	3/27/20	100	99
DXC Technology Co.	4.250%	4/15/24	100	100
DXC Technology Co.	4.750%	4/15/27	200	205
Equifax Inc.	2.300%	6/1/21	200	192
Equifax Inc.	3.600%	8/15/21	25	25
Equifax Inc.	3.950%	6/15/23	50	50
Fidelity National Information Services Inc.	3.625%	10/15/20	237	238

Fidelity National Information Services Inc.	2.250%	8/15/21	250	241
Fidelity National Information Services Inc.	3.500%	4/15/23	143	141
Fidelity National Information Services Inc.	5.000%	10/15/25	174	183
Fidelity National Information Services Inc.	3.000%	8/15/26	250	231
Fidelity National Information Services Inc.	4.500%	8/15/46	100	94
Fiserv Inc.	2.700%	6/1/20	175	173
Fiserv Inc.	3.500%	10/1/22	150	149
Fiserv Inc.	3.800%	10/1/23	200	200
Fiserv Inc.	3.850%	6/1/25	200	198
Fiserv Inc.	4.200%	10/1/28	150	150
Flex Ltd.	4.625%	2/15/20	185	187
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	578
Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	100
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	360
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	513
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	154
Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	385
HP Inc.	3.750%	12/1/20	53	53
HP Inc.	4.050%	9/15/22	100	101
HP Inc.	6.000%	9/15/41	100	101
IBM Credit LLC	2.650%	2/5/21	150	148
IBM Credit LLC	2.200%	9/8/22	100	96
IBM Credit LLC	3.000%	2/6/23	150	147
Intel Corp.	1.850%	5/11/20	175	172
Intel Corp.	2.450%	7/29/20	300	297
Intel Corp.	1.700%	5/19/21	100	97
Intel Corp.	3.300%	10/1/21	100	101
Intel Corp.	2.350%	5/11/22	150	145
Intel Corp.	3.100%	7/29/22	175	174
Intel Corp.	2.700%	12/15/22	275	269
Intel Corp.	2.875%	5/11/24	500	485
Intel Corp.	3.700%	7/29/25	200	201
Intel Corp.	2.600%	5/19/26	230	214
Intel Corp.	4.000%	12/15/32	150	153
Intel Corp.	4.800%	10/1/41	162	176
Intel Corp.	4.100%	5/19/46	250	247
Intel Corp.	3.734%	12/8/47	874	812
International Business Machines Corp.	1.900%	1/27/20	1,000	988
International Business Machines Corp.	1.625%	5/15/20	225	220
International Business Machines Corp.	2.900%	11/1/21	25	25
International Business Machines Corp.	1.875%	8/1/22	675	638
International Business Machines Corp.	2.875%	11/9/22	240	235
International Business Machines Corp.	3.625%	2/12/24	450	452
International Business Machines Corp.	7.000%	10/30/25	300	359
International Business Machines Corp.	3.450%	2/19/26	485	478
International Business Machines Corp.	6.220%	8/1/27	75	88
International Business Machines Corp.	6.500%	1/15/28	75	90
International Business Machines Corp.	5.600%	11/30/39	148	176
International Business Machines Corp.	4.000%	6/20/42	358	347
Jabil Inc.	5.625%	12/15/20	100	104
Jabil Inc.	3.950%	1/12/28	100	94
Juniper Networks Inc.	3.300%	6/15/20	200	199
Juniper Networks Inc.	4.600%	3/15/21	50	51
Juniper Networks Inc.	4.350%	6/15/25	50	50
Juniper Networks Inc.	5.950%	3/15/41	25	25
Keysight Technologies Inc.	3.300%	10/30/19	100	100
Keysight Technologies Inc.	4.550%	10/30/24	125	126
Keysight Technologies Inc.	4.600%	4/6/27	125	125

KLA-Tencor Corp.	4.125%	11/1/21	100	101
KLA-Tencor Corp.	4.650%	11/1/24	250	256
Lam Research Corp.	2.750%	3/15/20	100	99
Lam Research Corp.	2.800%	6/15/21	125	123
Lam Research Corp.	3.800%	3/15/25	100	99
Marvell Technology Group Ltd.	4.200%	6/22/23	100	100
Marvell Technology Group Ltd.	4.875%	6/22/28	125	126
Maxim Integrated Products Inc.	3.375%	3/15/23	75	74
Maxim Integrated Products Inc.	3.450%	6/15/27	150	141
Microsoft Corp.	3.000%	10/1/20	225	226
Microsoft Corp.	2.000%	11/3/20	675	663
Microsoft Corp.	1.550%	8/8/21	525	503
Microsoft Corp.	2.400%	2/6/22	325	318
Microsoft Corp.	2.375%	2/12/22	450	439
Microsoft Corp.	2.650%	11/3/22	495	484
Microsoft Corp.	2.375%	5/1/23	75	72
Microsoft Corp.	2.000%	8/8/23	300	283
Microsoft Corp.	3.625%	12/15/23	300	305
Microsoft Corp.	2.875%	2/6/24	600	587
Microsoft Corp.	3.125%	11/3/25	1,075	1,050
Microsoft Corp.	2.400%	8/8/26	850	782
Microsoft Corp.	3.300%	2/6/27	675	662
Microsoft Corp.	3.500%	2/12/35	325	312
Microsoft Corp.	4.200%	11/3/35	175	182
Microsoft Corp.	3.450%	8/8/36	625	594
Microsoft Corp.	4.100%	2/6/37	500	516
Microsoft Corp.	4.500%	10/1/40	190	204
Microsoft Corp.	5.300%	2/8/41	50	59
Microsoft Corp.	3.500%	11/15/42	280	260
Microsoft Corp.	3.750%	5/1/43	95	92
Microsoft Corp.	4.875%	12/15/43	150	168
Microsoft Corp.	3.750%	2/12/45	350	339
Microsoft Corp.	4.450%	11/3/45	575	616
Microsoft Corp.	3.700%	8/8/46	1,075	1,028
Microsoft Corp.	4.250%	2/6/47	550	577
Microsoft Corp.	4.000%	2/12/55	450	446
Microsoft Corp.	4.500%	2/6/57	575	618
Motorola Solutions Inc.	3.500%	9/1/21	150	149
Motorola Solutions Inc.	3.750%	5/15/22	200	198
Motorola Solutions Inc.	3.500%	3/1/23	125	122
Motorola Solutions Inc.	4.600%	2/23/28	175	171
Motorola Solutions Inc.	5.500%	9/1/44	75	70
NetApp Inc.	3.375%	6/15/21	150	149
NetApp Inc.	3.300%	9/29/24	75	71
NVIDIA Corp.	2.200%	9/16/21	200	194
NVIDIA Corp.	3.200%	9/16/26	200	191
Oracle Corp.	2.250%	10/8/19	225	224
Oracle Corp.	1.900%	9/15/21	1,275	1,231
Oracle Corp.	2.500%	5/15/22	250	243
Oracle Corp.	2.400%	9/15/23	750	715
Oracle Corp.	3.400%	7/8/24	450	447
Oracle Corp.	2.950%	11/15/24	425	410
Oracle Corp.	2.650%	7/15/26	1,785	1,655
Oracle Corp.	3.250%	5/15/30	100	95
Oracle Corp.	4.300%	7/8/34	325	333
Oracle Corp.	3.900%	5/15/35	150	145
Oracle Corp.	3.850%	7/15/36	250	240
Oracle Corp.	3.800%	11/15/37	350	334

Oracle Corp.	6.125%	7/8/39	300	369
Oracle Corp.	5.375%	7/15/40	600	682
Oracle Corp.	4.500%	7/8/44	200	204
Oracle Corp.	4.125%	5/15/45	425	411
Oracle Corp.	4.000%	7/15/46	600	571
Oracle Corp.	4.000%	11/15/47	400	380
Oracle Corp.	4.375%	5/15/55	150	149
QUALCOMM Inc.	2.250%	5/20/20	300	296
QUALCOMM Inc.	3.000%	5/20/22	250	246
QUALCOMM Inc.	2.600%	1/30/23	300	288
QUALCOMM Inc.	2.900%	5/20/24	345	329
QUALCOMM Inc.	3.450%	5/20/25	400	389
QUALCOMM Inc.	3.250%	5/20/27	350	328
QUALCOMM Inc.	4.650%	5/20/35	200	203
QUALCOMM Inc.	4.800%	5/20/45	275	277
QUALCOMM Inc.	4.300%	5/20/47	275	259
salesforce.com Inc.	3.250%	4/11/23	200	198
salesforce.com Inc.	3.700%	4/11/28	300	297
Seagate HDD Cayman	4.250%	3/1/22	125	124
Seagate HDD Cayman	4.750%	6/1/23	150	150
Seagate HDD Cayman	4.875%	3/1/24	75	74
Seagate HDD Cayman	4.750%	1/1/25	100	96
Seagate HDD Cayman	4.875%	6/1/27	175	164
Seagate HDD Cayman	5.750%	12/1/34	100	91
Tech Data Corp.	3.700%	2/15/22	50	49
Tech Data Corp.	4.950%	2/15/27	100	98
Texas Instruments Inc.	1.850%	5/15/22	100	95
Texas Instruments Inc.	2.625%	5/15/24	25	24
Texas Instruments Inc.	2.900%	11/3/27	150	141
Texas Instruments Inc.	4.150%	5/15/48	300	300
Total System Services Inc.	3.800%	4/1/21	130	130
Total System Services Inc.	3.750%	6/1/23	250	248
Total System Services Inc.	4.000%	6/1/23	100	101
Total System Services Inc.	4.800%	4/1/26	150	154
Total System Services Inc.	4.450%	6/1/28	75	75
Trimble Inc.	4.150%	6/15/23	50	50
Trimble Inc.	4.750%	12/1/24	50	51
Trimble Inc.	4.900%	6/15/28	150	152
Tyco Electronics Group SA	3.500%	2/3/22	100	100
Tyco Electronics Group SA	3.450%	8/1/24	125	122
Tyco Electronics Group SA	3.125%	8/15/27	200	186
Tyco Electronics Group SA	7.125%	10/1/37	175	232
Verisk Analytics Inc.	5.800%	5/1/21	75	79
Verisk Analytics Inc.	4.125%	9/12/22	275	278
Verisk Analytics Inc.	4.000%	6/15/25	150	148
Verisk Analytics Inc.	5.500%	6/15/45	50	51
VMware Inc.	2.300%	8/21/20	250	246
VMware Inc.	2.950%	8/21/22	300	289
VMware Inc.	3.900%	8/21/27	250	236
Xerox Corp.	5.625%	12/15/19	25	26
Xerox Corp.	2.800%	5/15/20	75	74
Xerox Corp.	4.500%	5/15/21	110	110
Xerox Corp.	3.625%	3/15/23	210	199
Xerox Corp.	6.750%	12/15/39	100	100
Xilinx Inc.	3.000%	3/15/21	75	74
Xilinx Inc.	2.950%	6/1/24	150	142

Transportation (0.7%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	54	56
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	22	22
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	33	34
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	101	98
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	149	143
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	48	47
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	68	67
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	136	131
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	92	89
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	254	239
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	47	44
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	142	132
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	46	45
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	100	95
4 BNSF Funding Trust I	6.613%	12/15/55	65	72
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	148
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	148
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	172
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	76
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	202
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	149
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	96
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	75
Burlington Northern Santa Fe LLC	3.250%	6/15/27	525	512
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	152
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	137
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	286
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	253
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	201
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	129
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	140
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	108
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	156
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	122
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	79
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	142
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	123
Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	217
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	198
Canadian National Railway Co.	2.400%	2/3/20	175	174
Canadian National Railway Co.	2.850%	12/15/21	75	74
Canadian National Railway Co.	6.250%	8/1/34	75	93
Canadian National Railway Co.	6.200%	6/1/36	75	92

Canadian National Railway Co.	6.375%	11/15/37	100	126
Canadian National Railway Co.	3.200%	8/2/46	50	42
Canadian National Railway Co.	3.650%	2/3/48	100	93
Canadian Pacific Railway Co.	9.450%	8/1/21	50	58
Canadian Pacific Railway Co.	4.450%	3/15/23	225	232
Canadian Pacific Railway Co.	7.125%	10/15/31	100	126
Canadian Pacific Railway Co.	5.950%	5/15/37	450	531
Canadian Pacific Railway Co.	5.750%	1/15/42	115	131
Canadian Pacific Railway Co.	6.125%	9/15/15	70	83
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	53	55
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	91	95
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	39	39
CSX Corp.	4.250%	6/1/21	25	26
CSX Corp.	3.350%	11/1/25	150	145
CSX Corp.	3.250%	6/1/27	150	142
CSX Corp.	3.800%	3/1/28	350	345
CSX Corp.	6.220%	4/30/40	152	184
CSX Corp.	5.500%	4/15/41	225	251
CSX Corp.	4.750%	5/30/42	210	216
CSX Corp.	4.100%	3/15/44	150	142
CSX Corp.	4.300%	3/1/48	250	244
CSX Corp.	3.950%	5/1/50	125	113
CSX Corp.	4.500%	8/1/54	25	24
CSX Corp.	4.250%	11/1/66	150	135
CSX Corp.	4.650%	3/1/68	100	96
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	111	121
4 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	33	35
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	24	24
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	44	43
Delta Air Lines Inc.	2.875%	3/13/20	100	99
Delta Air Lines Inc.	2.600%	12/4/20	125	122
Delta Air Lines Inc.	3.400%	4/19/21	125	124
Delta Air Lines Inc.	3.625%	3/15/22	175	173
Delta Air Lines Inc.	3.800%	4/19/23	125	123
Delta Air Lines Inc.	4.375%	4/19/28	100	96
FedEx Corp.	2.625%	8/1/22	100	97
FedEx Corp.	4.000%	1/15/24	125	128
FedEx Corp.	3.200%	2/1/25	150	146
FedEx Corp.	3.250%	4/1/26	100	96
FedEx Corp.	3.300%	3/15/27	100	95
FedEx Corp.	3.900%	2/1/35	200	188
FedEx Corp.	3.875%	8/1/42	125	111
FedEx Corp.	4.100%	4/15/43	75	69
FedEx Corp.	5.100%	1/15/44	150	155
FedEx Corp.	4.750%	11/15/45	250	250
FedEx Corp.	4.550%	4/1/46	225	221
FedEx Corp.	4.400%	1/15/47	125	119
FedEx Corp.	4.050%	2/15/48	200	180
FedEx Corp.	4.500%	2/1/65	60	53
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	99
Kansas City Southern	3.000%	5/15/23	750	722

Kansas City Southern	4.300%	5/15/43	75	70
Kansas City Southern	4.950%	8/15/45	125	124
Kansas City Southern	4.700%	5/1/48	100	99
Kirby Corp.	4.200%	3/1/28	100	98
4 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	107	103
Norfolk Southern Corp.	3.000%	4/1/22	225	221
Norfolk Southern Corp.	2.903%	2/15/23	48	47
Norfolk Southern Corp.	5.590%	5/17/25	50	54
Norfolk Southern Corp.	3.650%	8/1/25	50	50
Norfolk Southern Corp.	7.800%	5/15/27	60	75
Norfolk Southern Corp.	3.150%	6/1/27	250	236
Norfolk Southern Corp.	3.800%	8/1/28	225	222
Norfolk Southern Corp.	4.837%	10/1/41	113	118
Norfolk Southern Corp.	4.450%	6/15/45	75	75
Norfolk Southern Corp.	4.650%	1/15/46	75	77
Norfolk Southern Corp.	4.150%	2/28/48	25	24
Norfolk Southern Corp.	4.050%	8/15/52	239	224
Norfolk Southern Corp.	6.000%	3/15/05	59	66
Norfolk Southern Corp.	5.100%	8/1/18	100	97
Ryder System Inc.	2.650%	3/2/20	25	25
Ryder System Inc.	2.500%	5/11/20	50	49
Ryder System Inc.	3.500%	6/1/21	200	200
Ryder System Inc.	2.250%	9/1/21	50	48
Ryder System Inc.	3.400%	3/1/23	75	74
Ryder System Inc.	3.750%	6/9/23	225	225
Southwest Airlines Co.	2.750%	11/6/19	50	50
Southwest Airlines Co.	2.650%	11/5/20	125	123
Southwest Airlines Co.	3.000%	11/15/26	100	92
Southwest Airlines Co.	3.450%	11/16/27	50	48
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	26	27
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	22	21
Trinity Industries Inc.	4.550%	10/1/24	60	58
Union Pacific Corp.	2.250%	6/19/20	225	222
Union Pacific Corp.	3.200%	6/8/21	100	100
Union Pacific Corp.	4.163%	7/15/22	534	547
Union Pacific Corp.	2.950%	1/15/23	25	24
Union Pacific Corp.	3.500%	6/8/23	150	150
Union Pacific Corp.	3.250%	1/15/25	200	194
Union Pacific Corp.	3.750%	7/15/25	125	125
Union Pacific Corp.	3.250%	8/15/25	50	48
Union Pacific Corp.	2.750%	3/1/26	75	70
Union Pacific Corp.	3.950%	9/10/28	200	200
Union Pacific Corp.	3.375%	2/1/35	100	90
Union Pacific Corp.	3.600%	9/15/37	290	266
Union Pacific Corp.	4.375%	9/10/38	125	127
Union Pacific Corp.	4.050%	11/15/45	150	142
Union Pacific Corp.	4.500%	9/10/48	100	102
Union Pacific Corp.	3.799%	10/1/51	560	493
Union Pacific Corp.	3.875%	2/1/55	100	88
Union Pacific Corp.	4.375%	11/15/65	135	124
Union Pacific Corp.	4.100%	9/15/67	100	88
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	60	61
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	83	83

4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	60	59
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	158	153
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	47	45
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	379	358
4 United Airlines 2016-2 Class A Pass
Through Trust	3.100%	10/7/28	49	45
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	73	68
United Parcel Service Inc.	3.125%	1/15/21	250	250
United Parcel Service Inc.	2.050%	4/1/21	150	146
United Parcel Service Inc.	2.450%	10/1/22	550	531
United Parcel Service Inc.	2.500%	4/1/23	200	193
United Parcel Service Inc.	2.800%	11/15/24	400	384
United Parcel Service Inc.	2.400%	11/15/26	150	137
United Parcel Service Inc.	3.050%	11/15/27	200	191
United Parcel Service Inc.	6.200%	1/15/38	278	349
United Parcel Service Inc.	4.875%	11/15/40	75	83
United Parcel Service Inc.	3.625%	10/1/42	75	69
United Parcel Service Inc.	3.400%	11/15/46	85	73
United Parcel Service Inc.	3.750%	11/15/47	200	186
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	74	74
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	34	35
				571,934
Utilities (1.9%)
Electric (1.7%)
AEP Texas Inc.	2.400%	10/1/22	75	72
9 AEP Texas Inc.	3.950%	6/1/28	100	99
AEP Texas Inc.	3.800%	10/1/47	50	45
AEP Transmission Co. LLC	4.000%	12/1/46	75	71
AEP Transmission Co. LLC	3.750%	12/1/47	100	92
Alabama Power Co.	6.125%	5/15/38	50	60
Alabama Power Co.	3.850%	12/1/42	25	23
Alabama Power Co.	4.150%	8/15/44	75	73
Alabama Power Co.	3.750%	3/1/45	150	138
Alabama Power Co.	4.300%	1/2/46	250	249
Alabama Power Co.	3.700%	12/1/47	100	90
Alabama Power Co.	4.300%	7/15/48	100	100
Ameren Corp.	2.700%	11/15/20	100	99
Ameren Corp.	3.650%	2/15/26	80	77
Ameren Illinois Co.	2.700%	9/1/22	250	243
Ameren Illinois Co.	3.800%	5/15/28	75	75
Ameren Illinois Co.	3.700%	12/1/47	150	139
American Electric Power Co. Inc.	2.150%	11/13/20	75	73
American Electric Power Co. Inc.	2.950%	12/15/22	25	24
American Electric Power Co. Inc.	3.200%	11/13/27	75	70
Appalachian Power Co.	4.600%	3/30/21	50	51
Appalachian Power Co.	3.300%	6/1/27	500	476
Arizona Public Service Co.	3.150%	5/15/25	100	96
Arizona Public Service Co.	2.950%	9/15/27	50	47
Arizona Public Service Co.	4.500%	4/1/42	25	26
Arizona Public Service Co.	4.350%	11/15/45	125	125

Arizona Public Service Co.	3.750%	5/15/46	125	115
Avangrid Inc.	3.150%	12/1/24	140	133
Avista Corp.	4.350%	6/1/48	75	75
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	350
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	45
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	87
Baltimore Gas & Electric Co.	3.750%	8/15/47	125	114
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	50
Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	98
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	121
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	100
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	98
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	118
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	121
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	267
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	247
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	164
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	150
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	45
9 Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	199
Black Hills Corp.	4.250%	11/30/23	100	101
Black Hills Corp.	3.950%	1/15/26	75	74
Black Hills Corp.	3.150%	1/15/27	75	69
Black Hills Corp.	4.350%	5/1/33	75	74
Black Hills Corp.	4.200%	9/15/46	50	46
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	241
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	273
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	65
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	73
CenterPoint Energy Inc.	2.500%	9/1/22	100	96
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	94
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	122
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	244
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	87
CMS Energy Corp.	5.050%	3/15/22	25	26
CMS Energy Corp.	3.000%	5/15/26	75	70
CMS Energy Corp.	3.450%	8/15/27	50	48
CMS Energy Corp.	4.875%	3/1/44	75	79
Commonwealth Edison Co.	4.000%	8/1/20	25	25
Commonwealth Edison Co.	2.950%	8/15/27	75	70
Commonwealth Edison Co.	5.900%	3/15/36	150	177
Commonwealth Edison Co.	6.450%	1/15/38	175	222
Commonwealth Edison Co.	4.600%	8/15/43	75	79
Commonwealth Edison Co.	4.700%	1/15/44	175	186
Commonwealth Edison Co.	3.700%	3/1/45	75	69
Commonwealth Edison Co.	3.650%	6/15/46	175	159
Commonwealth Edison Co.	3.750%	8/15/47	100	92
Commonwealth Edison Co.	4.000%	3/1/48	150	144
Connecticut Light & Power Co.	2.500%	1/15/23	125	120
Connecticut Light & Power Co.	3.200%	3/15/27	50	48
Connecticut Light & Power Co.	4.300%	4/15/44	150	153
Connecticut Light & Power Co.	4.000%	4/1/48	125	123
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	204
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	222
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	324
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	92
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	120
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	205

Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	383
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	135
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	70
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	68
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	119
Consolidated Edison Inc.	2.000%	3/15/20	75	74
Consolidated Edison Inc.	2.000%	5/15/21	75	72
Constellation Energy Group Inc.	5.150%	12/1/20	200	205
Consumers Energy Co.	3.375%	8/15/23	275	274
Consumers Energy Co.	3.950%	5/15/43	75	73
Consumers Energy Co.	3.250%	8/15/46	50	43
Consumers Energy Co.	3.950%	7/15/47	50	48
Consumers Energy Co.	4.050%	5/15/48	125	123
Delmarva Power & Light Co.	3.500%	11/15/23	25	25
Delmarva Power & Light Co.	4.150%	5/15/45	100	98
Dominion Energy Inc.	2.500%	12/1/19	50	50
Dominion Energy Inc.	2.579%	7/1/20	100	99
Dominion Energy Inc.	3.625%	12/1/24	50	49
Dominion Energy Inc.	3.900%	10/1/25	125	123
Dominion Energy Inc.	2.850%	8/15/26	100	91
Dominion Energy Inc.	4.250%	6/1/28	50	50
Dominion Energy Inc.	6.300%	3/15/33	75	87
Dominion Energy Inc.	5.950%	6/15/35	225	252
Dominion Energy Inc.	4.900%	8/1/41	80	82
Dominion Energy Inc.	4.050%	9/15/42	200	183
Dominion Energy Inc.	4.700%	12/1/44	100	101
4 Dominion Energy Inc.	5.750%	10/1/54	100	104
DTE Electric Co.	3.650%	3/15/24	175	175
DTE Electric Co.	3.375%	3/1/25	150	147
DTE Electric Co.	4.000%	4/1/43	225	219
DTE Electric Co.	3.700%	6/1/46	50	46
DTE Electric Co.	3.750%	8/15/47	100	94
DTE Energy Co.	1.500%	10/1/19	100	98
DTE Energy Co.	2.400%	12/1/19	100	99
DTE Energy Co.	3.700%	8/1/23	125	125
DTE Energy Co.	2.850%	10/1/26	300	275
DTE Energy Co.	3.800%	3/15/27	75	73
DTE Energy Co.	6.375%	4/15/33	75	89
Duke Energy Carolinas LLC	4.300%	6/15/20	325	331
Duke Energy Carolinas LLC	3.900%	6/15/21	500	508
Duke Energy Carolinas LLC	3.050%	3/15/23	100	98
Duke Energy Carolinas LLC	2.950%	12/1/26	100	95
Duke Energy Carolinas LLC	6.000%	12/1/28	125	145
Duke Energy Carolinas LLC	6.100%	6/1/37	100	121
Duke Energy Carolinas LLC	6.000%	1/15/38	25	30
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	150	171
Duke Energy Carolinas LLC	4.000%	9/30/42	75	72
Duke Energy Carolinas LLC	3.875%	3/15/46	100	94
Duke Energy Carolinas LLC	3.700%	12/1/47	100	91
Duke Energy Carolinas LLC	3.950%	3/15/48	100	95
Duke Energy Corp.	2.400%	8/15/22	250	239
Duke Energy Corp.	3.050%	8/15/22	275	269
Duke Energy Corp.	3.750%	4/15/24	325	325
Duke Energy Corp.	2.650%	9/1/26	80	73
Duke Energy Corp.	3.150%	8/15/27	300	279
Duke Energy Corp.	4.800%	12/15/45	125	128
Duke Energy Corp.	3.750%	9/1/46	405	357

4 Duke Energy Florida LLC	2.100%	12/15/19	47	47
Duke Energy Florida LLC	3.800%	7/15/28	100	100
Duke Energy Florida LLC	6.350%	9/15/37	225	283
Duke Energy Florida LLC	6.400%	6/15/38	200	256
Duke Energy Florida LLC	3.850%	11/15/42	200	189
Duke Energy Florida LLC	3.400%	10/1/46	100	86
Duke Energy Florida LLC	4.200%	7/15/48	200	199
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	18	18
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	48
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	91
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	43
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	65
Duke Energy Indiana LLC	3.750%	7/15/20	25	25
Duke Energy Indiana LLC	6.350%	8/15/38	225	285
Duke Energy Indiana LLC	3.750%	5/15/46	225	206
Duke Energy Ohio Inc.	3.700%	6/15/46	25	22
Duke Energy Progress Llc	2.800%	5/15/22	100	98
Duke Energy Progress LLC	3.375%	9/1/23	25	25
Duke Energy Progress LLC	3.700%	9/1/28	175	173
Duke Energy Progress LLC	4.375%	3/30/44	300	304
Duke Energy Progress LLC	4.150%	12/1/44	100	98
Duke Energy Progress LLC	3.700%	10/15/46	50	46
Duke Energy Progress LLC	3.600%	9/15/47	100	90
Edison International	2.125%	4/15/20	75	73
Edison International	2.400%	9/15/22	25	24
Edison International	2.950%	3/15/23	200	191
Edison International	4.125%	3/15/28	100	99
El Paso Electric Co.	6.000%	5/15/35	50	56
El Paso Electric Co.	5.000%	12/1/44	75	76
Emera US Finance LP	2.700%	6/15/21	125	121
Emera US Finance LP	3.550%	6/15/26	150	141
Emera US Finance LP	4.750%	6/15/46	380	370
Enel Chile SA	4.875%	6/12/28	125	126
Entergy Arkansas Inc.	3.750%	2/15/21	50	50
Entergy Arkansas Inc.	3.500%	4/1/26	50	49
Entergy Corp.	4.000%	7/15/22	150	152
Entergy Corp.	2.950%	9/1/26	200	184
Entergy Louisiana LLC	5.400%	11/1/24	175	190
Entergy Louisiana LLC	2.400%	10/1/26	75	68
Entergy Louisiana LLC	3.120%	9/1/27	100	94
Entergy Louisiana LLC	3.050%	6/1/31	450	408
Entergy Louisiana LLC	4.000%	3/15/33	150	150
Entergy Louisiana LLC	4.950%	1/15/45	150	151
Entergy Louisiana LLC	4.200%	9/1/48	200	198
Entergy Mississippi Inc.	2.850%	6/1/28	125	114
Eversource Energy	4.500%	11/15/19	75	76
Eversource Energy	2.500%	3/15/21	100	98
Eversource Energy	2.750%	3/15/22	75	73
Eversource Energy	2.900%	10/1/24	50	47
Eversource Energy	3.150%	1/15/25	125	120
Eversource Energy	3.300%	1/15/28	100	94
Exelon Corp.	2.850%	6/15/20	75	74
Exelon Corp.	3.497%	6/1/22	200	197
Exelon Corp.	3.950%	6/15/25	200	199
Exelon Corp.	3.400%	4/15/26	200	190
Exelon Corp.	4.950%	6/15/35	225	232
Exelon Corp.	5.625%	6/15/35	20	22
Exelon Corp.	5.100%	6/15/45	225	237

Exelon Corp.	4.450%	4/15/46	175	170
Exelon Generation Co. LLC	2.950%	1/15/20	400	398
Exelon Generation Co. LLC	4.000%	10/1/20	100	101
Exelon Generation Co. LLC	5.750%	10/1/41	100	102
Exelon Generation Co. LLC	5.600%	6/15/42	205	212
FirstEnergy Corp.	2.850%	7/15/22	100	96
FirstEnergy Corp.	3.900%	7/15/27	300	292
FirstEnergy Corp.	7.375%	11/15/31	475	612
FirstEnergy Corp.	4.850%	7/15/47	200	205
Florida Power & Light Co.	5.625%	4/1/34	25	29
Florida Power & Light Co.	5.960%	4/1/39	375	462
Florida Power & Light Co.	4.125%	2/1/42	170	170
Florida Power & Light Co.	4.050%	6/1/42	125	123
Florida Power & Light Co.	3.800%	12/15/42	75	71
Florida Power & Light Co.	3.700%	12/1/47	150	140
Florida Power & Light Co.	3.950%	3/1/48	325	317
Florida Power & Light Co.	4.125%	6/1/48	100	100
Fortis Inc.	2.100%	10/4/21	100	96
Fortis Inc.	3.055%	10/4/26	475	436
Georgia Power Co.	2.000%	9/8/20	400	390
Georgia Power Co.	2.400%	4/1/21	350	340
Georgia Power Co.	3.250%	4/1/26	100	94
Georgia Power Co.	4.750%	9/1/40	375	379
Georgia Power Co.	4.300%	3/15/43	100	95
Great Plains Energy Inc.	4.850%	6/1/21	100	102
Gulf Power Co.	3.300%	5/30/27	50	48
Iberdrola International BV	6.750%	7/15/36	75	90
Indiana Michigan Power Co.	3.850%	5/15/28	250	249
Indiana Michigan Power Co.	3.750%	7/1/47	150	137
Indiana Michigan Power Co.	4.250%	8/15/48	100	99
Interstate Power & Light Co.	3.250%	12/1/24	50	48
Interstate Power & Light Co.	4.100%	9/26/28	125	126
Interstate Power & Light Co.	6.250%	7/15/39	50	63
Interstate Power & Light Co.	3.700%	9/15/46	75	68
ITC Holdings Corp.	2.700%	11/15/22	100	96
ITC Holdings Corp.	3.650%	6/15/24	75	73
ITC Holdings Corp.	3.350%	11/15/27	100	94
ITC Holdings Corp.	5.300%	7/1/43	300	329
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	68	71
Kansas City Power & Light Co.	3.150%	3/15/23	75	73
Kansas City Power & Light Co.	6.050%	11/15/35	50	59
Kansas City Power & Light Co.	5.300%	10/1/41	100	110
Kansas City Power & Light Co.	4.200%	6/15/47	100	96
Kentucky Utilities Co.	3.250%	11/1/20	50	50
Kentucky Utilities Co.	5.125%	11/1/40	125	142
Louisville Gas & Electric Co.	3.300%	10/1/25	75	73
MidAmerican Energy Co.	3.100%	5/1/27	150	143
MidAmerican Energy Co.	6.750%	12/30/31	125	159
MidAmerican Energy Co.	5.750%	11/1/35	125	148
MidAmerican Energy Co.	4.800%	9/15/43	75	81
MidAmerican Energy Co.	3.950%	8/1/47	100	96
Mississippi Power Co.	4.250%	3/15/42	100	94
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	173
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	100	99

National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	75	74
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	196
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	50	50
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	300	290
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	250	241
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	204
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	76
Nevada Power Co.	2.750%	4/15/20	100	99
Nevada Power Co.	6.750%	7/1/37	75	96
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	101
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	240
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	117
Northern States Power Co.	2.200%	8/15/20	50	49
Northern States Power Co.	6.250%	6/1/36	75	94
Northern States Power Co.	6.200%	7/1/37	50	63
Northern States Power Co.	5.350%	11/1/39	175	202
Northern States Power Co.	3.400%	8/15/42	105	94
Northern States Power Co.	4.000%	8/15/45	50	49
NSTAR Electric Co.	2.375%	10/15/22	125	120
NSTAR Electric Co.	3.200%	5/15/27	125	120
NSTAR Electric Co.	5.500%	3/15/40	75	86
Oglethorpe Power Corp.	5.950%	11/1/39	50	59
Oglethorpe Power Corp.	5.375%	11/1/40	175	196
Ohio Edison Co.	6.875%	7/15/36	100	128
Ohio Power Co.	5.375%	10/1/21	175	185
Ohio Power Co.	4.150%	4/1/48	100	99
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	74
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	48
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	69
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	179
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	67
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	176
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	142
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	79
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	116
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	94
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	47
Pacific Gas & Electric Co.	2.450%	8/15/22	500	475
Pacific Gas & Electric Co.	3.250%	6/15/23	300	289
Pacific Gas & Electric Co.	3.750%	2/15/24	50	49
Pacific Gas & Electric Co.	3.400%	8/15/24	50	48
Pacific Gas & Electric Co.	3.500%	6/15/25	125	119
Pacific Gas & Electric Co.	3.300%	12/1/27	275	251
Pacific Gas & Electric Co.	6.050%	3/1/34	550	619
Pacific Gas & Electric Co.	5.800%	3/1/37	250	278
Pacific Gas & Electric Co.	6.350%	2/15/38	100	117
Pacific Gas & Electric Co.	6.250%	3/1/39	100	115
Pacific Gas & Electric Co.	5.400%	1/15/40	75	80

Pacific Gas & Electric Co.	4.450%	4/15/42	225	209
Pacific Gas & Electric Co.	4.600%	6/15/43	375	359
Pacific Gas & Electric Co.	4.750%	2/15/44	150	146
Pacific Gas & Electric Co.	4.000%	12/1/46	75	65
PacifiCorp	2.950%	2/1/22	100	99
PacifiCorp	3.600%	4/1/24	125	125
PacifiCorp	7.700%	11/15/31	450	607
PacifiCorp	5.250%	6/15/35	100	111
PacifiCorp	6.100%	8/1/36	75	92
PacifiCorp	6.350%	7/15/38	75	95
PacifiCorp	4.100%	2/1/42	200	196
PacifiCorp	4.125%	1/15/49	100	98
PECO Energy Co.	2.375%	9/15/22	300	289
PECO Energy Co.	3.900%	3/1/48	75	71
Pinnacle West Capital Corp.	2.250%	11/30/20	100	97
PNM Resources Inc.	3.250%	3/9/21	50	49
Potomac Electric Power Co.	6.500%	11/15/37	100	127
Potomac Electric Power Co.	4.150%	3/15/43	150	147
PPL Capital Funding Inc.	4.200%	6/15/22	25	25
PPL Capital Funding Inc.	3.500%	12/1/22	115	113
PPL Capital Funding Inc.	3.400%	6/1/23	100	98
PPL Capital Funding Inc.	3.950%	3/15/24	50	50
PPL Capital Funding Inc.	3.100%	5/15/26	100	93
PPL Capital Funding Inc.	4.700%	6/1/43	75	75
PPL Capital Funding Inc.	5.000%	3/15/44	200	209
PPL Capital Funding Inc.	4.000%	9/15/47	75	67
PPL Electric Utilities Corp.	3.000%	9/15/21	275	273
PPL Electric Utilities Corp.	4.125%	6/15/44	50	49
PPL Electric Utilities Corp.	4.150%	10/1/45	155	153
PPL Electric Utilities Corp.	3.950%	6/1/47	75	72
Progress Energy Inc.	4.400%	1/15/21	100	102
Progress Energy Inc.	3.150%	4/1/22	40	39
Progress Energy Inc.	7.000%	10/30/31	119	149
Progress Energy Inc.	6.000%	12/1/39	125	150
PSEG Power LLC	3.850%	6/1/23	125	124
PSEG Power LLC	8.625%	4/15/31	96	125
Public Service Co. of Colorado	3.200%	11/15/20	25	25
Public Service Co. of Colorado	3.700%	6/15/28	75	75
Public Service Co. of Colorado	3.600%	9/15/42	175	160
Public Service Co. of Colorado	4.100%	6/15/48	75	75
Public Service Co. of New Hampshire	3.500%	11/1/23	50	50
Public Service Electric & Gas Co.	1.900%	3/15/21	150	145
Public Service Electric & Gas Co.	3.000%	5/15/25	80	77
Public Service Electric & Gas Co.	2.250%	9/15/26	250	224
Public Service Electric & Gas Co.	3.000%	5/15/27	75	71
Public Service Electric & Gas Co.	3.800%	3/1/46	250	237
Public Service Electric & Gas Co.	3.600%	12/1/47	75	69
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	96
Puget Energy Inc.	6.500%	12/15/20	100	106
Puget Energy Inc.	6.000%	9/1/21	100	106
Puget Energy Inc.	3.650%	5/15/25	400	384
Puget Sound Energy Inc.	6.274%	3/15/37	125	154
Puget Sound Energy Inc.	5.757%	10/1/39	75	90
Puget Sound Energy Inc.	4.300%	5/20/45	100	102
Puget Sound Energy Inc.	4.223%	6/15/48	125	125
San Diego Gas & Electric Co.	2.500%	5/15/26	250	228
San Diego Gas & Electric Co.	4.500%	8/15/40	100	102
San Diego Gas & Electric Co.	3.750%	6/1/47	75	68

San Diego Gas & Electric Co.	4.150%	5/15/48	75	73
Sierra Pacific Power Co.	2.600%	5/1/26	100	92
South Carolina Electric & Gas Co.	3.500%	8/15/21	25	25
South Carolina Electric & Gas Co.	6.625%	2/1/32	50	59
South Carolina Electric & Gas Co.	6.050%	1/15/38	125	141
South Carolina Electric & Gas Co.	5.450%	2/1/41	75	80
South Carolina Electric & Gas Co.	4.600%	6/15/43	75	74
South Carolina Electric & Gas Co.	4.100%	6/15/46	350	324
South Carolina Electric & Gas Co.	4.500%	6/1/64	50	46
Southern California Edison Co.	2.900%	3/1/21	100	99
Southern California Edison Co.	3.875%	6/1/21	275	277
4 Southern California Edison Co.	1.845%	2/1/22	50	49
Southern California Edison Co.	2.400%	2/1/22	300	289
Southern California Edison Co.	3.400%	6/1/23	75	74
Southern California Edison Co.	3.500%	10/1/23	175	174
Southern California Edison Co.	3.700%	8/1/25	50	50
Southern California Edison Co.	3.650%	3/1/28	100	97
Southern California Edison Co.	6.650%	4/1/29	75	92
Southern California Edison Co.	5.750%	4/1/35	75	86
Southern California Edison Co.	5.350%	7/15/35	200	219
Southern California Edison Co.	5.625%	2/1/36	125	141
Southern California Edison Co.	5.500%	3/15/40	100	113
Southern California Edison Co.	4.500%	9/1/40	75	76
Southern California Edison Co.	4.050%	3/15/42	208	197
Southern California Edison Co.	3.900%	3/15/43	100	92
Southern California Edison Co.	4.000%	4/1/47	150	140
Southern California Edison Co.	4.125%	3/1/48	350	334
Southern Co.	2.750%	6/15/20	250	247
Southern Co.	2.350%	7/1/21	300	291
Southern Co.	3.250%	7/1/26	350	327
Southern Co.	4.250%	7/1/36	200	190
Southern Co.	4.400%	7/1/46	360	342
Southern Power Co.	2.375%	6/1/20	50	49
Southern Power Co.	2.500%	12/15/21	350	337
Southern Power Co.	4.150%	12/1/25	100	98
Southern Power Co.	5.150%	9/15/41	100	101
Southern Power Co.	5.250%	7/15/43	50	51
Southern Power Co.	4.950%	12/15/46	75	74
Southwestern Electric Power Co.	2.750%	10/1/26	100	91
Southwestern Electric Power Co.	4.100%	9/15/28	100	100
Southwestern Electric Power Co.	6.200%	3/15/40	50	59
Southwestern Electric Power Co.	3.900%	4/1/45	200	181
Southwestern Electric Power Co.	3.850%	2/1/48	125	112
Southwestern Public Service Co.	3.300%	6/15/24	165	162
Southwestern Public Service Co.	4.500%	8/15/41	100	103
Southwestern Public Service Co.	3.400%	8/15/46	275	238
Southwestern Public Service Co.	3.700%	8/15/47	75	69
Tampa Electric Co.	4.100%	6/15/42	50	47
Tampa Electric Co.	4.350%	5/15/44	50	49
Tampa Electric Co.	4.300%	6/15/48	75	74
TECO Finance Inc.	5.150%	3/15/20	50	51
Toledo Edison Co.	6.150%	5/15/37	75	90
TransAlta Corp.	4.500%	11/15/22	100	98
TransAlta Corp.	6.500%	3/15/40	75	74
Tucson Electric Power Co.	3.050%	3/15/25	50	47
UIL Holdings Corp.	4.625%	10/1/20	75	76
Union Electric Co.	3.500%	4/15/24	75	75
Union Electric Co.	8.450%	3/15/39	150	223

Union Electric Co.	3.650%	4/15/45	125	115
Union Electric Co.	4.000%	4/1/48	75	73
Virginia Electric & Power Co.	3.450%	2/15/24	50	49
Virginia Electric & Power Co.	2.950%	11/15/26	75	70
Virginia Electric & Power Co.	3.500%	3/15/27	250	244
Virginia Electric & Power Co.	3.800%	4/1/28	350	350
Virginia Electric & Power Co.	6.000%	1/15/36	125	147
Virginia Electric & Power Co.	6.000%	5/15/37	150	181
Virginia Electric & Power Co.	6.350%	11/30/37	50	62
Virginia Electric & Power Co.	4.000%	1/15/43	100	97
Virginia Electric & Power Co.	4.450%	2/15/44	475	482
Virginia Electric & Power Co.	4.200%	5/15/45	75	74
Virginia Electric & Power Co.	4.000%	11/15/46	100	95
Virginia Electric & Power Co.	3.800%	9/15/47	100	92
WEC Energy Group Inc.	2.450%	6/15/20	75	74
WEC Energy Group Inc.	3.550%	6/15/25	200	196
Westar Energy Inc.	2.550%	7/1/26	150	137
Westar Energy Inc.	3.100%	4/1/27	100	95
Westar Energy Inc.	4.125%	3/1/42	200	196
Westar Energy Inc.	4.100%	4/1/43	100	97
Westar Energy Inc.	4.250%	12/1/45	25	25
Wisconsin Electric Power Co.	2.950%	9/15/21	75	74
Wisconsin Power & Light Co.	6.375%	8/15/37	100	124
Xcel Energy Inc.	4.700%	5/15/20	100	102
Xcel Energy Inc.	2.400%	3/15/21	100	98
Xcel Energy Inc.	2.600%	3/15/22	75	73
Xcel Energy Inc.	3.300%	6/1/25	325	313
Xcel Energy Inc.	3.350%	12/1/26	75	71
Xcel Energy Inc.	4.000%	6/15/28	75	75

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	94
Atmos Energy Corp.	5.500%	6/15/41	200	230
Atmos Energy Corp.	4.150%	1/15/43	100	97
Atmos Energy Corp.	4.125%	10/15/44	50	49
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	25
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	49
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	99
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	288
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	46
KeySpan Corp.	5.803%	4/1/35	50	57
NiSource Finance Corp.	2.650%	11/17/22	75	72
NiSource Finance Corp.	3.490%	5/15/27	250	236
NiSource Finance Corp.	5.950%	6/15/41	100	114
NiSource Finance Corp.	4.800%	2/15/44	125	126
NiSource Finance Corp.	5.650%	2/1/45	100	111
NiSource Finance Corp.	4.375%	5/15/47	250	237
9 NiSource Inc.	3.650%	6/15/23	75	74
ONE Gas Inc.	4.658%	2/1/44	125	130
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	52
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	66
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.400%	2/1/20	75	74
Sempra Energy	2.850%	11/15/20	395	390
Sempra Energy	2.875%	10/1/22	100	97
Sempra Energy	2.900%	2/1/23	100	97
Sempra Energy	4.050%	12/1/23	100	100
Sempra Energy	3.750%	11/15/25	155	151

Sempra Energy	3.250%	6/15/27	150	139
Sempra Energy	3.400%	2/1/28	200	187
Sempra Energy	3.800%	2/1/38	200	180
Sempra Energy	6.000%	10/15/39	150	172
Sempra Energy	4.000%	2/1/48	175	156
Southern California Gas Co.	2.600%	6/15/26	200	184
Southern California Gas Co.	3.750%	9/15/42	75	70
Southern California Gas Co.	4.125%	6/1/48	75	75
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	323
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	70
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	86
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	48
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	88
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	95
Southwest Gas Corp.	3.700%	4/1/28	50	48
Southwest Gas Corp.	3.800%	9/29/46	75	68
Washington Gas Light Co.	3.796%	9/15/46	100	94

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	123
American Water Capital Corp.	2.950%	9/1/27	200	186
American Water Capital Corp.	3.750%	9/1/28	125	124
American Water Capital Corp.	6.593%	10/15/37	150	194
American Water Capital Corp.	4.300%	9/1/45	100	99
American Water Capital Corp.	3.750%	9/1/47	200	183
American Water Capital Corp.	4.200%	9/1/48	100	98
Veolia Environnement SA	6.750%	6/1/38	100	119
				67,141
Total Corporate Bonds (Cost $956,019)				943,787
Sovereign Bonds (4.5%)
African Development Bank	1.875%	3/16/20	500	493
African Development Bank	1.250%	7/26/21	500	476
African Development Bank	2.375%	9/23/21	300	294
African Development Bank	2.125%	11/16/22	700	674
African Development Bank	3.000%	9/20/23	275	273
Asian Development Bank	1.750%	1/10/20	825	814
Asian Development Bank	1.500%	1/22/20	700	688
Asian Development Bank	1.625%	5/5/20	525	514
Asian Development Bank	2.250%	1/20/21	500	492
Asian Development Bank	1.625%	3/16/21	500	484
Asian Development Bank	1.750%	6/8/21	625	605
Asian Development Bank	2.000%	2/16/22	650	628
Asian Development Bank	1.875%	2/18/22	600	577
Asian Development Bank	1.750%	9/13/22	900	856
Asian Development Bank	2.750%	3/17/23	1,000	986
Asian Development Bank	2.000%	1/22/25	300	280
Asian Development Bank	2.000%	4/24/26	100	92
Asian Development Bank	2.625%	1/12/27	200	191
Asian Development Bank	2.375%	8/10/27	275	258
Asian Development Bank	6.220%	8/15/27	100	120
Asian Development Bank	2.500%	11/2/27	673	636
Asian Development Bank	5.820%	6/16/28	148	175
Asian Development Bank	3.125%	9/26/28	130	129
Canada	2.000%	11/15/22	570	548
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	288
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	296

CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	479
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	502
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	303
Corp. Andina de Fomento	2.200%	7/18/20	455	445
Corp. Andina de Fomento	2.750%	1/6/23	325	312
Council Of Europe Development Bank	1.625%	3/10/20	300	295
Council Of Europe Development Bank	1.625%	3/16/21	200	193
Council Of Europe Development Bank	2.625%	2/13/23	425	416
Ecopetrol SA	5.875%	9/18/23	225	240
Ecopetrol SA	4.125%	1/16/25	200	195
Ecopetrol SA	5.375%	6/26/26	750	773
Ecopetrol SA	7.375%	9/18/43	100	114
Ecopetrol SA	5.875%	5/28/45	200	198
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	196
Equinor ASA	2.250%	11/8/19	250	248
Equinor ASA	2.750%	11/10/21	300	295
Equinor ASA	3.150%	1/23/22	150	149
Equinor ASA	2.450%	1/17/23	450	433
Equinor ASA	2.650%	1/15/24	250	240
Equinor ASA	3.700%	3/1/24	150	151
Equinor ASA	3.250%	11/10/24	150	147
Equinor ASA	7.250%	9/23/27	250	313
Equinor ASA	3.625%	9/10/28	175	173
Equinor ASA	5.100%	8/17/40	125	140
Equinor ASA	4.250%	11/23/41	175	175
Equinor ASA	3.950%	5/15/43	125	122
Equinor ASA	4.800%	11/8/43	175	191
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	494
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	343
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	218
European Bank for Reconstruction &
Development	1.500%	11/2/21	150	143
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	192
European Bank for Reconstruction &
Development	2.750%	3/7/23	925	912
European Investment Bank	1.625%	3/16/20	1,200	1,179
European Investment Bank	1.375%	6/15/20	1,825	1,779
European Investment Bank	2.875%	9/15/20	1,025	1,024
European Investment Bank	1.625%	12/15/20	125	122
European Investment Bank	4.000%	2/16/21	75	77
European Investment Bank	2.000%	3/15/21	1,450	1,417
European Investment Bank	2.500%	4/15/21	850	840
European Investment Bank	2.375%	5/13/21	1,850	1,822
European Investment Bank	1.625%	6/15/21	1,000	965
European Investment Bank	1.375%	9/15/21	100	95
European Investment Bank	2.125%	10/15/21	100	97
European Investment Bank	2.875%	12/15/21	1,150	1,144
European Investment Bank	2.375%	6/15/22	1,725	1,684
European Investment Bank	2.000%	12/15/22	725	694
European Investment Bank	2.500%	3/15/23	600	585
European Investment Bank	2.875%	8/15/23	800	791
European Investment Bank	3.250%	1/29/24	475	478
European Investment Bank	2.500%	10/15/24	200	193

	European Investment Bank	1.875%	2/10/25	1,050	972
	European Investment Bank	2.375%	5/24/27	225	211
	European Investment Bank	4.875%	2/15/36	225	272
10	Export Development Canada	1.625%	12/3/19	150	148
	Export Development Canada	1.625%	1/17/20	125	123
	Export Development Canada	1.625%	6/1/20	90	88
	Export Development Canada	2.000%	11/30/20	805	789
	Export Development Canada	1.500%	5/26/21	525	505
	Export Development Canada	1.375%	10/21/21	200	190
	Export Development Canada	2.500%	1/24/23	40	39
	Export-Import Bank of Korea	1.500%	10/21/19	175	171
	Export-Import Bank of Korea	2.500%	11/1/20	200	196
	Export-Import Bank of Korea	2.500%	5/10/21	300	292
	Export-Import Bank of Korea	4.375%	9/15/21	75	77
	Export-Import Bank of Korea	1.875%	10/21/21	250	238
	Export-Import Bank of Korea	5.000%	4/11/22	275	287
	Export-Import Bank of Korea	3.000%	11/1/22	600	585
	Export-Import Bank of Korea	4.000%	1/14/24	650	653
	Export-Import Bank of Korea	2.625%	5/26/26	200	182
	FMS Wertmanagement	2.750%	3/6/23	300	294
11	FMS Wertmanagement AoeR	1.750%	1/24/20	500	493
	FMS Wertmanagement AoeR	1.750%	3/17/20	150	148
	FMS Wertmanagement AoeR	2.000%	8/1/22	470	452
	Hydro-Quebec	8.400%	1/15/22	375	430
	Hydro-Quebec	8.050%	7/7/24	200	243
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	249
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	241
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	241
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	236
	Inter-American Development Bank	1.750%	10/15/19	600	594
	Inter-American Development Bank	3.875%	2/14/20	50	51
	Inter-American Development Bank	1.625%	5/12/20	250	245
	Inter-American Development Bank	1.875%	6/16/20	275	271
	Inter-American Development Bank	2.625%	4/19/21	700	694
	Inter-American Development Bank	2.125%	1/18/22	700	680
	Inter-American Development Bank	1.750%	4/14/22	800	765
	Inter-American Development Bank	3.000%	9/26/22	500	499
	Inter-American Development Bank	2.500%	1/18/23	825	806
	Inter-American Development Bank	3.000%	10/4/23	625	622
	Inter-American Development Bank	3.000%	2/21/24	650	645
	Inter-American Development Bank	2.125%	1/15/25	400	377
	Inter-American Development Bank	7.000%	6/15/25	100	121
	Inter-American Development Bank	2.000%	6/2/26	750	691
	Inter-American Development Bank	2.375%	7/7/27	450	422
	Inter-American Development Bank	3.125%	9/18/28	875	868
	Inter-American Development Bank	3.200%	8/7/42	100	97
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	595
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	525	515
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	1,250	1,231
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	775	756
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	1,100	1,065
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,056

	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	442
	International Bank for Reconstruction &
	Development	2.750%	7/23/21	1,375	1,365
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	1,975	1,886
	International Bank for Reconstruction &
	Development	2.125%	12/13/21	255	248
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	145	140
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	979
	International Bank for Reconstruction &
	Development	3.000%	9/27/23	1,125	1,121
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	750	725
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,150	1,105
	International Bank for Reconstruction &
	Development	2.500%	11/22/27	350	331
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	250	297
	International Finance Corp.	1.750%	3/30/20	450	443
	International Finance Corp.	2.250%	1/25/21	650	639
	International Finance Corp.	2.875%	7/31/23	275	272
	International Finance Corp.	2.125%	4/7/26	600	558
12	Japan Bank for International Cooperation	2.125%	6/1/20	350	344
12	Japan Bank for International Cooperation	2.125%	7/21/20	330	324
12	Japan Bank for International Cooperation	2.125%	11/16/20	344	336
12	Japan Bank for International Cooperation	3.125%	7/20/21	75	75
12	Japan Bank for International Cooperation	1.500%	7/21/21	750	715
12	Japan Bank for International Cooperation	2.000%	11/4/21	1,250	1,203
12	Japan Bank for International Cooperation	2.500%	6/1/22	450	437
12	Japan Bank for International Cooperation	2.375%	7/21/22	250	241
12	Japan Bank for International Cooperation	2.375%	11/16/22	540	520
12	Japan Bank for International Cooperation	3.250%	7/20/23	100	100
12	Japan Bank for International Cooperation	3.375%	7/31/23	100	100
12	Japan Bank for International Cooperation	3.000%	5/29/24	500	489
12	Japan Bank for International Cooperation	2.125%	2/10/25	200	185
12	Japan Bank for International Cooperation	2.375%	4/20/26	200	186
12	Japan Bank for International Cooperation	2.250%	11/4/26	200	183
12	Japan Bank for International Cooperation	2.750%	11/16/27	800	754
12	Japan Bank for International Cooperation	3.250%	7/20/28	300	294
12	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	300	304
12	Japan International Cooperation Agency	2.750%	4/27/27	300	283
11	KFW	1.750%	10/15/19	200	198
11	KFW	2.250%	11/5/19	895	890
11	KFW	4.000%	1/27/20	650	660
11	KFW	1.500%	4/20/20	625	612
11	KFW	1.625%	5/29/20	1,900	1,861
11	KFW	1.875%	6/30/20	1,100	1,081
11	KFW	2.750%	7/15/20	175	174
11	KFW	2.750%	9/8/20	1,700	1,695
11	KFW	2.750%	10/1/20	200	199
11	KFW	1.875%	12/15/20	550	538
11	KFW	1.625%	3/15/21	900	872
11	KFW	1.500%	6/15/21	900	865

11	KFW	1.750%	9/15/21	600	579
11	KFW	2.125%	3/7/22	1,000	970
11	KFW	2.125%	6/15/22	750	725
11	KFW	2.000%	10/4/22	950	912
11	KFW	2.375%	12/29/22	450	437
11	KFW	2.125%	1/17/23	1,025	985
11	KFW	2.500%	11/20/24	1,800	1,735
11	KFW	2.000%	5/2/25	150	140
11	KFW	0.000%	4/18/36	400	221
11	KFW	0.000%	6/29/37	200	107
	Korea Development Bank	4.625%	11/16/21	150	155
	Korea Development Bank	3.000%	9/14/22	750	731
	Korea Development Bank	3.375%	3/12/23	700	688
	Korea Development Bank	3.750%	1/22/24	400	398
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	49
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	75	73
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	794
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	452
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	247
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	236
	Nexen Energy ULC	7.875%	3/15/32	50	67
	Nexen Energy ULC	6.400%	5/15/37	450	544
	Nexen Energy ULC	7.500%	7/30/39	200	274
	Nordic Investment Bank	1.500%	9/29/20	200	194
	Nordic Investment Bank	1.625%	11/20/20	200	194
	Nordic Investment Bank	2.250%	2/1/21	200	197
	Nordic Investment Bank	1.250%	8/2/21	400	380
	Nordic Investment Bank	2.875%	7/19/23	200	198
	North American Development Bank	4.375%	2/11/20	100	101
13	Oesterreichische Kontrollbank AG	1.750%	1/24/20	250	246
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	685
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	290
4	Oriental Republic of Uruguay	8.000%	11/18/22	500	563
4	Oriental Republic of Uruguay	4.500%	8/14/24	238	245
4	Oriental Republic of Uruguay	4.375%	10/27/27	150	152
4	Oriental Republic of Uruguay	7.625%	3/21/36	195	263
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	276
4	Oriental Republic of Uruguay	5.100%	6/18/50	965	983
4	Oriental Republic of Uruguay	4.975%	4/20/55	250	250
	Petroleos Mexicanos	6.000%	3/5/20	64	66
	Petroleos Mexicanos	5.500%	1/21/21	400	413
	Petroleos Mexicanos	6.375%	2/4/21	1,851	1,937
	Petroleos Mexicanos	4.875%	1/24/22	425	430
	Petroleos Mexicanos	5.375%	3/13/22	184	189
	Petroleos Mexicanos	3.500%	1/30/23	265	252
	Petroleos Mexicanos	4.625%	9/21/23	187	185
	Petroleos Mexicanos	4.875%	1/18/24	350	348
	Petroleos Mexicanos	4.250%	1/15/25	100	95
	Petroleos Mexicanos	2.378%	4/15/25	35	34
	Petroleos Mexicanos	4.500%	1/23/26	110	103
	Petroleos Mexicanos	6.875%	8/4/26	499	524
	Petroleos Mexicanos	6.500%	3/13/27	886	904
9	Petroleos Mexicanos	5.350%	2/12/28	158	149
	Petroleos Mexicanos	6.625%	6/15/35	625	619
	Petroleos Mexicanos	6.625%	6/15/38	150	145
	Petroleos Mexicanos	6.500%	6/2/41	400	373
	Petroleos Mexicanos	5.500%	6/27/44	184	156
	Petroleos Mexicanos	5.625%	1/23/46	842	715

	Petroleos Mexicanos	6.750%	9/21/47	1,493	1,426
9	Petroleos Mexicanos	6.350%	2/12/48	396	362
14	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	35	49
	Province of Alberta	1.900%	12/6/19	400	394
	Province of Alberta	2.200%	7/26/22	400	385
	Province of Alberta	3.300%	3/15/28	250	246
	Province of British Columbia	2.000%	10/23/22	200	191
	Province of British Columbia	2.250%	6/2/26	300	277
	Province of Manitoba	2.050%	11/30/20	300	293
	Province of Manitoba	2.100%	9/6/22	150	143
	Province of Manitoba	2.125%	6/22/26	90	82
	Province of New Brunswick	2.500%	12/12/22	95	92
	Province of New Brunswick	3.625%	2/24/28	105	105
	Province of Ontario	4.000%	10/7/19	575	581
	Province of Ontario	4.400%	4/14/20	700	714
	Province of Ontario	2.500%	9/10/21	575	563
	Province of Ontario	2.400%	2/8/22	525	511
	Province of Ontario	2.250%	5/18/22	500	483
	Province of Ontario	2.450%	6/29/22	150	146
	Province of Ontario	2.200%	10/3/22	400	384
	Province of Ontario	3.200%	5/16/24	150	149
	Province of Ontario	2.500%	4/27/26	250	235
	Province of Quebec	3.500%	7/29/20	350	353
	Province of Quebec	2.750%	8/25/21	325	321
	Province of Quebec	2.375%	1/31/22	100	98
	Province of Quebec	2.625%	2/13/23	425	414
	Province of Quebec	2.500%	4/20/26	200	188
	Province of Quebec	2.750%	4/12/27	850	809
	Province of Quebec	7.500%	9/15/29	475	645
	Republic of Chile	3.875%	8/5/20	200	203
	Republic of Chile	2.250%	10/30/22	175	168
	Republic of Chile	3.125%	1/21/26	485	466
4	Republic of Chile	3.240%	2/6/28	660	632
	Republic of Chile	3.860%	6/21/47	275	261
	Republic of Colombia	4.375%	7/12/21	450	459
	Republic of Colombia	4.000%	2/26/24	400	401
	Republic of Colombia	8.125%	5/21/24	100	120
4	Republic of Colombia	4.500%	1/28/26	522	533
4	Republic of Colombia	3.875%	4/25/27	400	388
	Republic of Colombia	10.375%	1/28/33	200	304
	Republic of Colombia	7.375%	9/18/37	300	380
	Republic of Colombia	6.125%	1/18/41	125	141
4	Republic of Colombia	5.625%	2/26/44	475	512
4	Republic of Colombia	5.000%	6/15/45	1,090	1,090
	Republic of Hungary	6.250%	1/29/20	350	364
	Republic of Hungary	6.375%	3/29/21	2,450	2,615
	Republic of Hungary	5.750%	11/22/23	400	433
	Republic of Hungary	7.625%	3/29/41	100	140
	Republic of Indonesia	2.950%	1/11/23	425	406
	Republic of Indonesia	4.100%	4/24/28	200	194
9	Republic of Indonesia	4.750%	7/18/47	200	192
	Republic of Indonesia	4.350%	1/11/48	300	275
	Republic of Italy	6.875%	9/27/23	590	639
	Republic of Italy	5.375%	6/15/33	275	288
	Republic of Korea	3.875%	9/11/23	200	203
	Republic of Korea	5.625%	11/3/25	100	112
	Republic of Korea	3.875%	9/20/48	125	124

Republic of Panama	5.200%	1/30/20	200	205
4 Republic of Panama	4.000%	9/22/24	200	203
4 Republic of Panama	3.750%	3/16/25	200	199
Republic of Panama	7.125%	1/29/26	568	676
Republic of Panama	8.875%	9/30/27	238	321
4 Republic of Panama	3.875%	3/17/28	460	455
Republic of Panama	9.375%	4/1/29	300	424
4 Republic of Panama	6.700%	1/26/36	292	363
4 Republic of Panama	4.500%	5/15/47	325	325
4 Republic of Panama	4.500%	4/16/50	200	196
4 Republic of Panama	4.300%	4/29/53	200	192
Republic of Peru	7.350%	7/21/25	225	275
Republic of Peru	8.750%	11/21/33	645	953
4 Republic of Peru	6.550%	3/14/37	225	284
Republic of Peru	5.625%	11/18/50	650	769
Republic of Philippines	3.000%	2/1/28	400	373
Republic of Poland	5.125%	4/21/21	275	288
Republic of Poland	5.000%	3/23/22	775	816
Republic of Poland	3.000%	3/17/23	325	319
Republic of Poland	4.000%	1/22/24	350	357
Republic of Poland	3.250%	4/6/26	150	146
Republic of the Philippines	4.000%	1/15/21	350	356
Republic of the Philippines	9.500%	10/21/24	350	455
Republic of the Philippines	10.625%	3/16/25	100	138
Republic of the Philippines	5.500%	3/30/26	225	249
Republic of the Philippines	9.500%	2/2/30	225	333
Republic of the Philippines	7.750%	1/14/31	400	540
Republic of the Philippines	6.375%	1/15/32	200	245
Republic of the Philippines	6.375%	10/23/34	550	686
Republic of the Philippines	3.950%	1/20/40	700	676
Republic of the Philippines	3.700%	3/1/41	200	186
Republic of the Philippines	3.700%	2/2/42	350	326
State of Israel	3.150%	6/30/23	400	394
State of Israel	2.875%	3/16/26	200	189
State of Israel	3.250%	1/17/28	300	288
State of Israel	4.500%	1/30/43	200	203
State of Israel	4.125%	1/17/48	250	238
Svensk Exportkredit AB	1.750%	5/18/20	190	186
Svensk Exportkredit AB	1.875%	6/23/20	200	196
Svensk Exportkredit AB	1.750%	8/28/20	380	371
Svensk Exportkredit AB	2.750%	10/7/20	260	259
Svensk Exportkredit AB	1.750%	3/10/21	250	242
Svensk Exportkredit AB	2.875%	5/22/21	200	199
Svensk Exportkredit AB	2.000%	8/30/22	190	182
Svensk Exportkredit AB	2.875%	3/14/23	200	197
Syngenta Finance NV	3.125%	3/28/22	100	97
United Mexican States	3.500%	1/21/21	100	100
United Mexican States	3.625%	3/15/22	1,378	1,378
United Mexican States	3.600%	1/30/25	510	496
United Mexican States	4.125%	1/21/26	445	441
United Mexican States	4.150%	3/28/27	1,300	1,279
United Mexican States	3.750%	1/11/28	475	452
United Mexican States	8.300%	8/15/31	220	304
United Mexican States	7.500%	4/8/33	100	127
United Mexican States	6.050%	1/11/40	1,083	1,205
United Mexican States	4.750%	3/8/44	765	732
United Mexican States	5.550%	1/21/45	330	350
United Mexican States	4.600%	1/23/46	600	560

United Mexican States	4.350%	1/15/47	350	318
United Mexican States	4.600%	2/10/48	855	806
United Mexican States	5.750%	10/12/10	342	345
Total Sovereign Bonds (Cost $160,704)				158,091
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	90	88
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	150	183
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	50	61
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	50	70
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	125	196
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	100	134
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	250	341
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	200	290
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	145
California GO	6.200%	10/1/19	275	284
California GO	2.800%	4/1/21	150	150
California GO	5.700%	11/1/21	250	269
California GO	3.375%	4/1/25	100	99
California GO	3.500%	4/1/28	150	147
California GO	4.500%	4/1/33	190	198
California GO	7.500%	4/1/34	350	484
California GO	4.600%	4/1/38	300	311
California GO	7.300%	10/1/39	75	105
California GO	7.350%	11/1/39	1,425	2,001
California GO	7.625%	3/1/40	205	299
California GO	7.600%	11/1/40	200	297
California State University Systemwide
Revenue	3.899%	11/1/47	50	47
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	60
Chicago IL GO	7.045%	1/1/29	50	53
Chicago IL GO	7.375%	1/1/33	150	163
Chicago IL GO	6.314%	1/1/44	100	99
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	121
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	161
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	182
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	159

Clark County NV Airport System Revenue	6.881%	7/1/42	100	103
Clark County NV Airport System Revenue	6.820%	7/1/45	100	141
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	100	96
Connecticut GO	5.090%	10/1/30	175	185
Connecticut GO	5.850%	3/15/32	200	228
Cook County IL GO	6.229%	11/15/34	50	60
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	129
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	58
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	194
Dallas TX Independent School District GO	6.450%	2/15/35	100	107
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	58
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	150	163
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	150	149
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	450	450
George Washington University	4.126%	9/15/48	150	149
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	250	295
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	178
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	86
Houston TX GO	6.290%	3/1/32	140	161
Illinois GO	4.950%	6/1/23	400	407
Illinois GO	5.100%	6/1/33	1,200	1,152
Illinois GO	7.350%	7/1/35	300	330
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	61
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	150	151
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	100	106
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	26
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	138
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	140
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	229
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	148
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	257
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	90
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	72
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	62
Massachusetts GO	4.200%	12/1/21	125	128
Massachusetts GO	5.456%	12/1/39	150	178
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	100	119
Massachusetts Transportation Fund
Revenue	5.731%	6/1/40	50	61

	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	66
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	121
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	125	123
	Mississippi GO	5.245%	11/1/34	50	57
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	100	92
15	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	225	270
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	100	105
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	400	481
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	143
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	551
	New York City NY GO	6.246%	6/1/35	25	26
	New York City NY GO	5.517%	10/1/37	50	59
	New York City NY GO	6.271%	12/1/37	100	126
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	50	62
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	50	64
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	50	64
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	100	120
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	175	222
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	175
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	117
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	88
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	570
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	60
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	100	116
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	173
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	150	211
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	113

	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	94
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	107
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	81
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	181
	Oregon GO	5.762%	6/1/23	160	171
	Oregon GO	5.892%	6/1/27	75	86
16	Oregon School Boards Association GO	5.528%	6/30/28	50	55
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	50	53
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	50	60
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	89
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	279
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	107
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	30	30
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	111
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	570
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	109
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	225	256
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	100	88
	Princeton University New Jersey GO	5.700%	3/1/39	200	247
	Regents of the University of California
	Revenue	3.063%	7/1/25	100	97
	Regional Transportation District of
	Colorado Sales Tax Revenue	5.844%	11/1/50	100	128
	Rutgers State University New Jersey
	Revenue	5.665%	5/1/40	50	58
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	75	68
	Sales Tax Securitization Corp. Illinois
	Revenue	3.820%	1/1/48	50	45
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	150	168
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	159
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	155
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	100	130
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	141
	San Jose California Redevelopment
	Agency Successor Agency Tax
	Allocation	3.375%	8/1/34	100	93

	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	231
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	100	93
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	100	129
	Texas GO	5.517%	4/1/39	50	61
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	175	197
	Texas Transportation Commission
	Revenue	4.681%	4/1/40	50	55
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	250	327
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	66
	University of California Revenue	6.270%	5/15/31	500	512
	University of California Revenue	5.946%	5/15/45	175	214
	University of California Revenue	4.767%	5/15/15	100	99
	University of Southern California GO	5.250%	10/1/11	100	115
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	50	46
	University of Texas Revenue	3.354%	8/15/47	50	45
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	26
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	83
	University of Virginia Revenue	4.179%	9/1/17	50	48
	Utah GO	4.554%	7/1/24	50	52
	Utah GO	3.539%	7/1/25	50	50
	Washington GO	5.140%	8/1/40	150	175
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	247
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	100	96
16	Wisconsin GO	5.700%	5/1/26	75	82
Total Taxable Municipal Bonds (Cost $23,407)					25,482

				Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
17	Vanguard Market Liquidity Fund (Cost
	$80,741)	2.209%		807,430	80,743
Total Investments (101.7%) (Cost $3,633,458)					3,556,916
Other Assets and Liabilities-Net (-1.7%)					(58,365)
Net Assets (100%)					3,498,551

1	U.S. government-guaranteed.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2018.

6	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
7	Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $22,667,000, representing 0.6% of net assets.
10	Guaranteed by the Government of Canada.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Republic of Austria.
14	Guaranteed by the Republic of the Philippines.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,255,754	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	93,059	—
Corporate Bonds	—	943,787	—
Sovereign Bonds	—	158,091	—
Taxable Municipal Bonds	—	25,482	—
Temporary Cash Investments	80,743	—	—
Total	80,743	3,476,173	—

Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (64.5%)
Consumer Discretionary (3.9%)
Comcast Corp. Class A	1,156,120	40,938
Lowe's Cos. Inc.	153,894	17,670
TJX Cos. Inc.	154,307	17,286
Hilton Worldwide Holdings Inc.	192,499	15,550
Home Depot Inc.	61,127	12,662
CBS Corp. Class B	89,119	5,120
Volkswagen AG Preference Shares	28,364	4,981
		114,207
Consumer Staples (4.4%)
PepsiCo Inc.	214,423	23,973
Unilever NV	373,827	20,794
Sysco Corp.	231,948	16,990
Philip Morris International Inc.	166,838	13,604
Walmart Inc.	139,309	13,083
Diageo plc	364,862	12,926
Costco Wholesale Corp.	49,477	11,621
Nestle SA	117,453	9,776
Coca-Cola Co.	166,368	7,685
		130,452
Energy (6.0%)
Chevron Corp.	411,316	50,296
Exxon Mobil Corp.	305,415	25,966
ConocoPhillips	296,850	22,976
Suncor Energy Inc.	492,718	19,066
BP plc	2,016,242	15,454
Halliburton Co.	349,662	14,172
Hess Corp.	179,625	12,857
Canadian Natural Resources Ltd.	275,041	8,983
TOTAL SA	106,400	6,918
		176,688
Financials (14.7%)
JPMorgan Chase & Co.	593,977	67,024
Bank of America Corp.	2,084,527	61,410
Chubb Ltd.	284,382	38,005
Prudential Financial Inc.	366,029	37,086
PNC Financial Services Group Inc.	235,833	32,118
Intercontinental Exchange Inc.	277,877	20,810
Northern Trust Corp.	190,869	19,494
American International Group Inc.	358,508	19,087
Citigroup Inc.	264,858	19,001
BlackRock Inc.	34,513	16,267
Mitsubishi UFJ Financial Group Inc.	2,598,130	16,141
Bank of Nova Scotia	236,127	14,080
MetLife Inc.	253,182	11,829
Marsh & McLennan Cos. Inc.	140,146	11,593
Hartford Financial Services Group Inc.	195,455	9,765
BNP Paribas SA	152,962	9,367
UBS Group AG	468,600	7,371

ING Groep NV	463,586	6,017
Zurich Insurance Group AG	16,647	5,249
Tokio Marine Holdings Inc.	104,970	5,211
Progressive Corp.	62,945	4,472
* Brighthouse Financial Inc.	24,001	1,062
		432,459
Health Care (9.9%)
Bristol-Myers Squibb Co.	663,855	41,212
AstraZeneca plc ADR	941,821	37,268
Pfizer Inc.	719,883	31,725
Medtronic plc	320,854	31,562
UnitedHealth Group Inc.	105,928	28,181
Merck & Co. Inc.	396,691	28,141
Eli Lilly & Co.	213,089	22,867
CVS Health Corp.	290,316	22,854
Novartis AG	232,039	19,973
Abbott Laboratories	207,550	15,226
Koninklijke Philips NV	175,920	8,019
* Regeneron Pharmaceuticals Inc.	9,417	3,805
		290,833
Industrials (6.0%)
United Parcel Service Inc. Class B	196,041	22,888
Union Pacific Corp.	140,128	22,817
United Technologies Corp.	134,356	18,784
Lockheed Martin Corp.	52,834	18,278
Schneider Electric SE	200,781	16,122
Honeywell International Inc.	87,547	14,568
BAE Systems plc	1,466,430	12,025
Johnson Controls International plc	334,467	11,706
Assa Abloy AB Class B	482,321	9,668
Vinci SA	94,581	8,999
Eaton Corp. plc	75,110	6,514
General Dynamics Corp.	28,560	5,847
Canadian Pacific Railway Ltd.	23,661	5,015
Canadian National Railway Co. (New York Shares)	38,658	3,472
Canadian National Railway Co. (Toronto Shares)	17,100	1,534
		178,237
Information Technology (10.5%)
Microsoft Corp.	738,890	84,507
* Alphabet Inc. Class A	43,435	52,429
Intel Corp.	763,907	36,125
Cisco Systems Inc.	551,746	26,842
Apple Inc.	115,332	26,035
HP Inc.	649,201	16,730
Accenture plc Class A	92,825	15,799
International Business Machines Corp.	90,846	13,737
* eBay Inc.	408,037	13,473
QUALCOMM Inc.	150,716	10,856
Texas Instruments Inc.	72,613	7,791
Samsung Electronics Co. Ltd. GDR	5,313	5,567
		309,891
Materials (2.4%)
International Paper Co.	384,590	18,903
BHP Billiton plc	701,439	15,307
PPG Industries Inc.	108,451	11,835
DowDuPont Inc.	170,573	10,970

Linde AG- Tender Line	29,812	7,040
LyondellBasell Industries NV Class A	61,002	6,253
Linde AG	6,852	1,415
71,723
Real Estate (1.5%)
Simon Property Group Inc.	123,541	21,836
American Tower Corp.	147,044	21,365
43,201
Telecommunication Services (2.4%)
Verizon Communications Inc.	1,175,425	62,756
AT&T Inc.	196,689	6,605
69,361
Utilities (2.8%)
NextEra Energy Inc.	194,840	32,655
Dominion Energy Inc.	343,970	24,175
Exelon Corp.	431,542	18,841
*	Iberdrola SA	1,062,504	7,804
83,475
Total Common Stocks (Cost $1,388,137)	1,900,527
Face
Maturity	Amount
Coupon	Date	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (5.3%)
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	9,365	9,259
United States Treasury Note/Bond	1.875%	12/31/19	1,900	1,880
United States Treasury Note/Bond	1.375%	2/15/20	1,300	1,276
United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,090
United States Treasury Note/Bond	2.250%	2/29/20	37,000	36,745
United States Treasury Note/Bond	2.250%	3/31/20	6,000	5,956
United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,784
United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,150
United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,885
United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,367
United States Treasury Note/Bond	2.125%	12/31/22	7,700	7,451
1	United States Treasury Note/Bond	2.500%	3/31/23	26,115	25,633
United States Treasury Note/Bond	2.625%	6/30/23	7,300	7,197
United States Treasury Note/Bond	2.750%	7/31/23	3,300	3,271
United States Treasury Note/Bond	2.000%	2/15/25	950	895
United States Treasury Note/Bond	2.000%	8/15/25	1,645	1,542
United States Treasury Note/Bond	2.250%	11/15/27	2,565	2,401
United States Treasury Note/Bond	2.750%	2/15/28	8,445	8,237
United States Treasury Note/Bond	2.875%	5/15/28	330	325
United States Treasury Note/Bond	2.875%	5/15/43	6,738	6,368
United States Treasury Note/Bond	3.375%	5/15/44	4,410	4,546
United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,717
United States Treasury Note/Bond	2.500%	2/15/45	2,610	2,285
United States Treasury Note/Bond	2.875%	8/15/45	1,910	1,798
United States Treasury Note/Bond	2.500%	5/15/46	595	519
United States Treasury Note/Bond	2.250%	8/15/46	3,068	2,532
United States Treasury Note/Bond	2.875%	11/15/46	930	874
United States Treasury Note/Bond	3.000%	2/15/47	900	867
United States Treasury Note/Bond	3.000%	5/15/47	340	327
United States Treasury Note/Bond	2.750%	8/15/47	4,130	3,781
United States Treasury Note/Bond	3.125%	5/15/48	185	182

	United States Treasury Note/Bond	3.000%	8/15/48	320	308
	United States Treasury Strip Principal	0.000%	5/15/47	4,910	1,972
	United States Treasury Strip Principal	0.000%	8/15/47	6,835	2,722
					158,142
Conventional Mortgage-Backed Securities (0.6%)
2,3,4	Fannie Mae Pool	3.500%	12/1/47–10/1/48	17,776	17,499
2,3	Freddie Mac Gold Pool	4.000%	9/1/41	5	5
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	85	95
2	Ginnie Mae I Pool	8.000%	9/15/30	50	51
					17,650
Nonconventional Mortgage-Backed Securities (0.2%)
§,2,3	Fannie Mae REMICS	3.500%	4/25/31–10/25/56	1,913	1,904
2,3	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	481
2,3	Freddie Mac REMICS	3.500%	3/15/31	145	146
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,594	2,660
					5,191
Total U.S. Government and Agency Obligations (Cost $184,076)					180,983
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
2,5	American Express Credit Account Master Trust	2.950%	3/15/23	1,400	1,388
5	American Tower Trust I	3.070%	3/15/23	1,100	1,073
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	360	355
2	Americredit Automobile Receivables Trust
	2018-1	2.450%	5/20/19	262	262
2,5,6	Apidos CLO XVII	3.646%	4/17/26	831	831
2,5,6	Ares XXIX CLO Ltd.	3.526%	4/17/26	820	820
2,5,6	Atlas Senior Loan Fund X Ltd.	3.429%	1/15/31	250	249
2,5,6	Avery Point IV CLO Ltd.	3.435%	4/25/26	1,029	1,029
5	Bank of Montreal	2.500%	1/11/22	1,700	1,657
2,5,7	CARDS II Trust	2.528%	4/18/22	495	495
2	CarMax Auto Owner Trust	2.300%	5/15/19	177	177
2,5,6	Cent CLO 20 Ltd.	3.435%	1/25/26	1,142	1,142
2,5,6	Cent CLO 22 Ltd.	3.753%	11/7/26	930	931
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	1,240	1,235
2,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	210	208
2	CNH Equipment Trust 2018-A	2.450%	6/14/19	804	804
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	475
5	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,278
2,5	Enterprise Fleet Financing LLC	2.150%	3/20/19	304	304
2,5	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	133	133
2,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	840	838
2,5	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	345	345
2	Ford Credit Auto Lease Trust 2018-A	2.300%	5/15/19	278	278
2	Ford Credit Auto Owner Trust	2.356%	5/15/19	70	70
2,5	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	137	137
2	GM Financial Consumer Automobile
	Receivables Trust	2.300%	4/16/19	66	66
2,5	Hyundai Auto Lease Securitization Trust 2018-
	A	1.950%	3/15/19	2	2
2,5	Hyundai Auto Lease Securitization Trust 2018-
	A	2.550%	8/17/20	575	574
2	John Deere Owner Trust 2018	1.950%	3/15/19	209	209
2,5,6	Madison Park Funding XII Ltd.	3.607%	7/20/26	920	920
2,5,6	Madison Park Funding XIII Ltd.	3.292%	4/19/30	930	929
2,5,7	Master Credit Card Trust II Series 2018-1A	2.672%	7/22/24	1,000	998
2,5,7	Mercedes-Benz Master Owner Trust 2016-B	2.858%	5/17/21	370	371

2,5	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	82	82
2,5	MMAF Equipment Finance LLC 2018-A	2.400%	6/10/19	214	214
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,000	999
2,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	755	751
2,5	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	348	350
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	268
§,2,5	Prestige Auto Receivables Trust	2.528%	10/15/19	150	150
2	Santander Drive Auto Receivables Trust 2018-
	2	2.350%	4/15/19	14	14
2,5	Securitized Term Auto Receivables Trust 2018-
	1	2.400%	4/25/19	288	288
2,5,6	Seneca Park CLO Ltd. 2014-1	3.456%	7/17/26	680	680
2,5,8	SFAVE Commercial Mortgage Securities Trust
	2015-5AVE	4.144%	1/5/43	700	665
2,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	551	549
2,5	Springleaf Funding Trust	3.160%	11/15/24	581	581
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	589
2,5,6	Symphony CLO XIV Ltd.	3.619%	7/14/26	1,125	1,125
2,5,6	Thacher Park CLO Ltd.	3.508%	10/20/26	505	505
5	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,044
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	210
2,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	487	489
2,5,6	Voya CLO 2014-1 Ltd.	3.323%	4/18/31	515	512
2,5	Westlake Automobile Receivables Trust 2018-2	2.500%	5/15/19	149	149
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $32,042)					31,797
Corporate Bonds (20.5%)
Finance (8.5%)
	Banking (7.1%)
5	ABN AMRO Bank NV	2.450%	6/4/20	623	614
	American Express Credit Corp.	2.250%	8/15/19	800	795
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,463
	Banco Santander SA	3.125%	2/23/23	800	759
	Banco Santander SA	3.848%	4/12/23	400	391
	Bank of America Corp.	3.300%	1/11/23	120	118
2	Bank of America Corp.	2.816%	7/21/23	1,645	1,588
	Bank of America Corp.	3.004%	12/20/23	3,408	3,297
	Bank of America Corp.	4.000%	1/22/25	875	864
2	Bank of America Corp.	3.593%	7/21/28	1,025	976
	Bank of America Corp.	3.419%	12/20/28	512	480
2	Bank of America Corp.	4.271%	7/23/29	2,080	2,070
	Bank of America Corp.	5.875%	2/7/42	260	306
	Bank of America Corp.	5.000%	1/21/44	1,000	1,066
	Bank of Montreal	3.100%	4/13/21	1,290	1,286
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,563
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	431
6	Bank of New York Mellon Corp.	3.389%	10/30/23	1,145	1,167
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	690
9	Bank of Nova Scotia	0.000%	10/17/18	700	542
9	Bank of Nova Scotia	0.000%	10/17/18	700	542
9	Bank of Nova Scotia	0.000%	10/17/18	700	542
9	Bank of Nova Scotia	0.000%	10/19/18	700	541
	Bank of Nova Scotia	2.050%	10/30/18	1,600	1,600
	Bank of Nova Scotia	2.800%	7/21/21	750	738
5	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,180
	Barclays Bank plc	5.140%	10/14/20	160	164
6	Barclays plc	3.695%	5/16/24	1,005	998

	BB&T Corp.	3.200%	9/3/21	665	662
	BB&T Corp.	2.750%	4/1/22	1,700	1,665
	BB&T Corp.	3.700%	6/5/25	1,385	1,377
	BNP Paribas SA	2.400%	12/12/18	1,300	1,300
5	BNP Paribas SA	2.950%	5/23/22	200	193
	BNP Paribas SA	3.250%	3/3/23	190	186
5	BNP Paribas SA	3.800%	1/10/24	1,170	1,146
5	BNP Paribas SA	3.375%	1/9/25	1,775	1,679
5	BNP Paribas SA	3.500%	11/16/27	2,250	2,067
5	BNP Paribas SA	4.400%	8/14/28	1,645	1,611
	BPCE SA	2.500%	12/10/18	220	220
	BPCE SA	2.500%	7/15/19	1,400	1,396
5	BPCE SA	5.700%	10/22/23	270	281
	BPCE SA	4.000%	4/15/24	775	780
5	BPCE SA	5.150%	7/21/24	1,260	1,280
5	BPCE SA	3.500%	10/23/27	1,780	1,617
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,218
6	Canadian Imperial Bank of Commerce	3.054%	6/16/22	1,565	1,579
	Capital One Bank USA NA	2.150%	11/21/18	1,215	1,214
	Capital One Financial Corp.	2.500%	5/12/20	500	494
	Capital One Financial Corp.	4.750%	7/15/21	400	413
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,282
	Capital One Financial Corp.	3.200%	2/5/25	760	716
	Citibank NA	3.050%	5/1/20	1,850	1,845
	Citigroup Inc.	2.550%	4/8/19	1,800	1,800
	Citigroup Inc.	2.500%	7/29/19	965	962
	Citigroup Inc.	2.400%	2/18/20	800	792
	Citigroup Inc.	4.500%	1/14/22	1,975	2,028
2	Citigroup Inc.	3.520%	10/27/28	1,975	1,857
	Citigroup Inc.	6.625%	6/15/32	2,000	2,360
2	Citigroup Inc.	3.878%	1/24/39	1,025	942
	Citigroup Inc.	8.125%	7/15/39	101	145
	Citigroup Inc.	4.750%	5/18/46	420	411
	Commonwealth Bank of Australia	2.300%	3/12/20	655	646
	Compass Bank	2.750%	9/29/19	375	374
	Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,349
5	Credit Agricole SA	2.500%	4/15/19	1,460	1,457
5	Credit Agricole SA	3.750%	4/24/23	1,160	1,138
5	Credit Agricole SA	3.250%	10/4/24	840	790
	Credit Suisse AG	2.300%	5/28/19	2,845	2,836
	Credit Suisse AG	3.000%	10/29/21	735	724
	Credit Suisse AG	3.625%	9/9/24	250	246
5	Credit Suisse Group AG	3.574%	1/9/23	550	539
5,6	Credit Suisse Group AG	3.574%	6/12/24	690	692
2,5	Credit Suisse Group AG	4.207%	6/12/24	340	339
2,5	Credit Suisse Group AG	3.869%	1/12/29	305	286
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,327
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,595	1,535
5	Danske Bank A/S	2.000%	9/8/21	1,120	1,059
5	Danske Bank A/S	3.875%	9/12/23	1,220	1,198
	Deutsche Bank AG	2.500%	2/13/19	270	269
	Deutsche Bank AG	2.700%	7/13/20	660	645
	Deutsche Bank AG	3.150%	1/22/21	1,425	1,389
	Deutsche Bank AG	4.250%	10/14/21	1,215	1,210
	Fifth Third Bank	2.875%	10/1/21	425	417
	Fifth Third Bank	3.850%	3/15/26	830	809
	Goldman Sachs Group Inc.	5.375%	3/15/20	405	417

	Goldman Sachs Group Inc.	2.600%	4/23/20	170	168
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	905
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	383
2	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,750
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	1,970
2	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,152
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,899
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	720
2	Goldman Sachs Group Inc.	3.691%	6/5/28	810	770
2	Goldman Sachs Group Inc.	3.814%	4/23/29	1,265	1,203
2	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,591
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,003
	Goldman Sachs Group Inc.	4.750%	10/21/45	680	687
5	HSBC Bank plc	4.750%	1/19/21	1,700	1,746
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,531
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,421
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,583
6	HSBC Holdings plc	3.322%	5/18/24	730	728
2	HSBC Holdings plc	4.041%	3/13/28	890	857
2	HSBC Holdings plc	4.583%	6/19/29	1,675	1,675
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,178
	HSBC Holdings plc	6.100%	1/14/42	375	447
	HSBC Holdings plc	5.250%	3/14/44	440	457
	HSBC USA Inc.	2.350%	3/5/20	2,775	2,745
	HSBC USA Inc.	3.500%	6/23/24	620	605
	Huntington Bancshares Inc.	3.150%	3/14/21	800	793
	Huntington National Bank	2.200%	4/1/19	560	559
	Huntington National Bank	2.400%	4/1/20	1,160	1,145
	ING Groep NV	3.150%	3/29/22	365	356
	ING Groep NV	3.950%	3/29/27	820	788
10	Japan Treasury Discount Bill	0.000%	1/9/19	524,900	4,649
	JPMorgan Chase & Co.	6.300%	4/23/19	465	474
	JPMorgan Chase & Co.	4.950%	3/25/20	650	666
	JPMorgan Chase & Co.	4.350%	8/15/21	4,862	4,982
	JPMorgan Chase & Co.	4.500%	1/24/22	495	510
	JPMorgan Chase & Co.	3.250%	9/23/22	970	962
	JPMorgan Chase & Co.	3.375%	5/1/23	875	856
	JPMorgan Chase & Co.	3.875%	2/1/24	800	805
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,265
	JPMorgan Chase & Co.	4.125%	12/15/26	765	757
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,277
	JPMorgan Chase & Co.	5.400%	1/6/42	750	840
2	JPMorgan Chase & Co.	3.964%	11/15/48	5,550	5,079
5	Macquarie Bank Ltd.	2.400%	1/21/20	330	326
2,5	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,363
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	489
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	652
	Morgan Stanley	2.500%	1/24/19	2,500	2,499
	Morgan Stanley	5.625%	9/23/19	645	662
	Morgan Stanley	5.750%	1/25/21	1,740	1,828
	Morgan Stanley	2.500%	4/21/21	1,175	1,147
	Morgan Stanley	2.625%	11/17/21	800	778
	Morgan Stanley	2.750%	5/19/22	1,710	1,658
	Morgan Stanley	3.700%	10/23/24	750	739
	Morgan Stanley	3.125%	7/27/26	1,345	1,253
	Morgan Stanley	6.250%	8/9/26	3,000	3,364
	Morgan Stanley	3.625%	1/20/27	1,250	1,196

2 Morgan Stanley	3.772%	1/24/29	1,560	1,498
Morgan Stanley	4.300%	1/27/45	850	819
National City Corp.	6.875%	5/15/19	1,000	1,024
5 NBK SPC Ltd.	2.750%	5/30/22	1,530	1,474
PNC Bank NA	3.300%	10/30/24	460	449
PNC Bank NA	2.950%	2/23/25	1,105	1,054
PNC Bank NA	4.200%	11/1/25	255	259
PNC Bank NA	3.100%	10/25/27	1,165	1,097
PNC Bank NA	3.250%	1/22/28	1,675	1,598
PNC Financial Services Group Inc.	3.900%	4/29/24	580	576
9 Royal Bank of Canada	0.000%	10/22/18	2,100	1,624
Royal Bank of Canada	2.750%	2/1/22	1,195	1,171
Santander Holdings USA Inc.	2.650%	4/17/20	580	574
Santander Holdings USA Inc.	3.700%	3/28/22	915	902
Santander Holdings USA Inc.	3.400%	1/18/23	605	583
5 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,578
5 Societe Generale SA	3.250%	1/12/22	1,515	1,478
2 State Street Corp.	2.653%	5/15/23	840	814
SunTrust Bank	3.300%	5/15/26	340	320
Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,004
Synchrony Bank	3.650%	5/24/21	1,290	1,279
Synchrony Financial	3.000%	8/15/19	1,055	1,053
Synchrony Financial	2.700%	2/3/20	1,605	1,586
Toronto-Dominion Bank	2.500%	12/14/20	985	968
5 UBS AG	2.200%	6/8/20	750	736
5 UBS AG	4.500%	6/26/48	880	913
5 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,148
5 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,206
US Bancorp	2.625%	1/24/22	1,305	1,276
US Bancorp	3.700%	1/30/24	1,560	1,569
Wachovia Corp.	7.500%	4/15/35	1,000	1,262
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,912
Wells Fargo & Co.	3.000%	1/22/21	505	501
Wells Fargo & Co.	3.500%	3/8/22	640	639
Wells Fargo & Co.	3.069%	1/24/23	195	190
Wells Fargo & Co.	3.450%	2/13/23	735	720
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,226
Wells Fargo & Co.	3.000%	2/19/25	890	843
Wells Fargo & Co.	3.550%	9/29/25	860	838
Wells Fargo & Co.	3.000%	4/22/26	1,045	969
Wells Fargo & Co.	4.100%	6/3/26	340	335
Wells Fargo & Co.	3.000%	10/23/26	170	157
Wells Fargo & Co.	5.606%	1/15/44	2,276	2,530
Wells Fargo & Co.	4.900%	11/17/45	515	522
Wells Fargo & Co.	4.750%	12/7/46	620	615
Westpac Banking Corp.	2.300%	5/26/20	630	621

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	314
Charles Schwab Corp.	3.200%	3/2/27	545	519

Finance Companies (0.2%)
GE Capital International Funding Co. Unlimited
Co.	4.418%	11/15/35	4,955	4,661

Insurance (1.0%)
Aetna Inc.	2.800%	6/15/23	680	652

	Anthem Inc.	3.300%	1/15/23	1,100	1,082
	Anthem Inc.	3.650%	12/1/27	750	714
	Anthem Inc.	4.101%	3/1/28	1,140	1,123
	Anthem Inc.	4.650%	8/15/44	426	420
	Anthem Inc.	4.375%	12/1/47	270	255
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,022
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	688
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	167
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	545
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	813
	Cigna Corp.	3.250%	4/15/25	880	831
5	Five Corners Funding Trust	4.419%	11/15/23	210	215
5	Liberty Mutual Group Inc.	4.250%	6/15/23	360	363
	Loews Corp.	2.625%	5/15/23	440	421
2,5	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,276
	MetLife Inc.	3.600%	4/10/24	580	581
	MetLife Inc.	4.125%	8/13/42	145	137
	MetLife Inc.	4.875%	11/13/43	530	556
5	Metropolitan Life Global Funding I	2.650%	4/8/22	340	329
5	Metropolitan Life Global Funding I	3.450%	12/18/26	640	621
5	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,083
5	New York Life Global Funding	2.900%	1/17/24	810	781
5	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,504
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	592
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	875	931
5	Teachers Insurance & Annuity Association of
	America	4.270%	5/15/47	1,145	1,103
	UnitedHealth Group Inc.	3.875%	10/15/20	601	609
	UnitedHealth Group Inc.	2.875%	3/15/22	27	26
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,144
	UnitedHealth Group Inc.	3.100%	3/15/26	430	412
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,193
	UnitedHealth Group Inc.	4.625%	7/15/35	600	641
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,598
	UnitedHealth Group Inc.	4.750%	7/15/45	760	815
	UnitedHealth Group Inc.	4.200%	1/15/47	215	212
	UnitedHealth Group Inc.	4.250%	6/15/48	1,330	1,328

	Other Finance (0.0%)
5	LeasePlan Corp. NV	2.875%	1/22/19	970	969

	Real Estate Investment Trusts (0.2%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	522
	Boston Properties LP	3.125%	9/1/23	355	345
	Boston Properties LP	3.800%	2/1/24	45	45
	Realty Income Corp.	4.650%	8/1/23	640	663
	Simon Property Group LP	3.750%	2/1/24	90	90
	Simon Property Group LP	3.375%	10/1/24	275	269
5	WEA Finance LLC	4.125%	9/20/28	590	585
5	WEA Finance LLC	4.625%	9/20/48	755	738
5	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	1,330	1,320
					250,204

Industrial (9.5%)
Basic Industry (0.0%)
International Paper Co.	4.350%	8/15/48	1,255	1,142

Capital Goods (0.7%)
5 BAE Systems Holdings Inc.	2.850%	12/15/20	160	158
5 BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,072
Boeing Co.	5.875%	2/15/40	175	216
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,314
Caterpillar Inc.	3.900%	5/27/21	1,170	1,190
Caterpillar Inc.	2.600%	6/26/22	705	686
Caterpillar Inc.	3.400%	5/15/24	810	808
General Dynamics Corp.	2.875%	5/11/20	1,505	1,501
General Dynamics Corp.	3.875%	7/15/21	355	360
General Electric Co.	2.700%	10/9/22	210	203
General Electric Co.	3.100%	1/9/23	360	352
Honeywell International Inc.	4.250%	3/1/21	1,002	1,029
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,304
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,460
John Deere Capital Corp.	1.700%	1/15/20	520	511
John Deere Capital Corp.	3.450%	3/13/25	1,200	1,186
Lockheed Martin Corp.	2.900%	3/1/25	610	581
Lockheed Martin Corp.	4.500%	5/15/36	211	219
Lockheed Martin Corp.	4.700%	5/15/46	376	401
Lockheed Martin Corp.	4.090%	9/15/52	144	137
Parker-Hannifin Corp.	4.450%	11/21/44	450	460
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,027
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,630
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	822
United Technologies Corp.	3.100%	6/1/22	535	526
United Technologies Corp.	6.050%	6/1/36	675	785
United Technologies Corp.	4.450%	11/16/38	275	272
United Technologies Corp.	4.500%	6/1/42	787	777
United Technologies Corp.	3.750%	11/1/46	163	142

Communication (1.4%)
21st Century Fox America Inc.	3.000%	9/15/22	245	241
America Movil SAB de CV	3.125%	7/16/22	1,880	1,841
America Movil SAB de CV	6.125%	3/30/40	390	457
American Tower Corp.	3.450%	9/15/21	1,125	1,121
American Tower Corp.	5.000%	2/15/24	220	230
American Tower Corp.	4.400%	2/15/26	450	450
AT&T Inc.	5.200%	3/15/20	255	263
AT&T Inc.	2.450%	6/30/20	225	222
AT&T Inc.	4.600%	2/15/21	100	102
CBS Corp.	4.300%	2/15/21	675	685
Comcast Corp.	3.600%	3/1/24	2,900	2,865
Comcast Corp.	3.375%	2/15/25	70	67
Comcast Corp.	2.350%	1/15/27	540	475
Comcast Corp.	4.250%	1/15/33	1,032	1,010
Comcast Corp.	4.200%	8/15/34	730	701
Comcast Corp.	5.650%	6/15/35	110	121
Comcast Corp.	4.400%	8/15/35	877	858
Comcast Corp.	6.500%	11/15/35	115	139
Comcast Corp.	6.400%	5/15/38	27	32
Comcast Corp.	4.650%	7/15/42	1,290	1,276
Comcast Corp.	4.500%	1/15/43	500	482

	Comcast Corp.	4.750%	3/1/44	876	871
	Comcast Corp.	4.600%	8/15/45	1,198	1,168
	Comcast Corp.	3.969%	11/1/47	252	223
	Comcast Corp.	4.000%	3/1/48	345	309
	Comcast Corp.	3.999%	11/1/49	602	536
	Comcast Corp.	4.049%	11/1/52	187	165
5	Cox Communications Inc.	4.800%	2/1/35	1,540	1,427
5	Cox Communications Inc.	6.450%	12/1/36	45	49
5	Cox Communications Inc.	4.600%	8/15/47	125	117
	Crown Castle International Corp.	3.650%	9/1/27	285	267
	Crown Castle International Corp.	3.800%	2/15/28	235	223
	Discovery Communications LLC	5.625%	8/15/19	49	50
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	580	568
5	NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,519
	NBCUniversal Media LLC	4.375%	4/1/21	600	614
	NBCUniversal Media LLC	2.875%	1/15/23	240	233
	NBCUniversal Media LLC	4.450%	1/15/43	309	295
	Orange SA	4.125%	9/14/21	1,740	1,783
	Orange SA	9.000%	3/1/31	530	750
5	SK Telecom Co. Ltd.	3.750%	4/16/23	385	381
5	Sky plc	2.625%	9/16/19	975	968
5	Sky plc	3.750%	9/16/24	1,435	1,426
2,5	Sprint Spectrum Co LLC / Sprint Spectrum Co
	II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,299
	Time Warner Cable LLC	8.750%	2/14/19	25	26
	Time Warner Cable LLC	8.250%	4/1/19	364	373
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	110
	Time Warner Inc.	4.750%	3/29/21	350	361
	Time Warner Inc.	3.600%	7/15/25	625	599
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,044
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,419
	Verizon Communications Inc.	4.750%	11/1/41	290	285
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,155
	Verizon Communications Inc.	5.012%	4/15/49	1,133	1,157
	Verizon Communications Inc.	4.672%	3/15/55	525	496
	Vodafone Group plc	3.750%	1/16/24	915	905
	Vodafone Group plc	4.125%	5/30/25	300	299
	Vodafone Group plc	5.000%	5/30/38	50	49
	Vodafone Group plc	5.250%	5/30/48	785	787
	Walt Disney Co.	4.125%	6/1/44	560	557

	Consumer Cyclical (1.0%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,046
	Alibaba Group Holding Ltd.	3.400%	12/6/27	1,750	1,632
	Amazon.com Inc.	2.500%	11/29/22	885	857
	Amazon.com Inc.	2.800%	8/22/24	715	690
	Amazon.com Inc.	4.800%	12/5/34	995	1,085
	Amazon.com Inc.	4.950%	12/5/44	580	651
	Amazon.com Inc.	4.250%	8/22/57	1,385	1,375
	American Honda Finance Corp.	2.125%	10/10/18	1,110	1,110
	AutoZone Inc.	3.700%	4/15/22	1,371	1,376
5	BMW US Capital LLC	2.000%	4/11/21	585	566
5	BMW US Capital LLC	2.250%	9/15/23	2,500	2,330
5	BMW US Capital LLC	2.800%	4/11/26	151	140
5	Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,564
5	Daimler Finance North America LLC	2.200%	5/5/20	470	462
5	Daimler Finance North America LLC	2.450%	5/18/20	155	153

5	Daimler Finance North America LLC	2.300%	2/12/21	945	920
5	Daimler Finance North America LLC	3.250%	8/1/24	160	154
	Ford Motor Credit Co. LLC	2.375%	3/12/19	900	898
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	703
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	454
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,528
	Home Depot Inc.	2.700%	4/1/23	720	701
	Home Depot Inc.	4.400%	3/15/45	780	811
5	Hyundai Capital America	2.550%	4/3/20	790	777
5,6	Hyundai Capital America	3.261%	7/8/21	1,400	1,403
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,237
	Lowe's Cos. Inc.	6.500%	3/15/29	334	406
	McDonald's Corp.	2.625%	1/15/22	195	190
	McDonald's Corp.	3.250%	6/10/24	140	137
	McDonald's Corp.	4.875%	12/9/45	260	271
	Starbucks Corp.	4.500%	11/15/48	1,000	974
5	Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	436
	Walmart Inc.	2.550%	4/11/23	1,250	1,211
	Walmart Inc.	3.550%	6/26/25	1,605	1,614
	Walmart Inc.	3.625%	12/15/47	380	354

	Consumer Noncyclical (3.4%)
	Allergan Funding SCS	3.450%	3/15/22	450	447
	Allergan Funding SCS	3.800%	3/15/25	575	563
	Allergan Funding SCS	4.550%	3/15/35	270	262
	Allergan Funding SCS	4.850%	6/15/44	450	443
	Altria Group Inc.	4.750%	5/5/21	590	611
	Altria Group Inc.	2.850%	8/9/22	455	445
	Altria Group Inc.	4.500%	5/2/43	245	234
	Altria Group Inc.	3.875%	9/16/46	625	547
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,308
	Amgen Inc.	3.875%	11/15/21	310	314
	Amgen Inc.	5.150%	11/15/41	945	1,001
	Amgen Inc.	4.663%	6/15/51	325	321
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	1,975
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,754
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,990	3,990
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	2,660
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	400	403
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,647
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	635	611
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	450
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	382
	Ascension Health	3.945%	11/15/46	365	353
2	Ascension Health	4.847%	11/15/53	55	60
	AstraZeneca plc	1.950%	9/18/19	390	386
	AstraZeneca plc	2.375%	11/16/20	1,180	1,163
	AstraZeneca plc	4.000%	1/17/29	945	931
	AstraZeneca plc	6.450%	9/15/37	615	771
5	BAT Capital Corp.	3.557%	8/15/27	1,875	1,743
5	Bayer US Finance II LLC	4.250%	12/15/25	975	965
5	Bayer US Finance LLC	2.375%	10/8/19	200	198
5	Bayer US Finance LLC	3.000%	10/8/21	1,980	1,940
	Biogen Inc.	2.900%	9/15/20	550	546
	Cardinal Health Inc.	2.400%	11/15/19	625	620
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,034
	Cardinal Health Inc.	3.079%	6/15/24	320	302

Cardinal Health Inc.	3.500%	11/15/24	580	556
Cardinal Health Inc.	4.500%	11/15/44	665	595
5 Cargill Inc.	4.307%	5/14/21	2,092	2,134
5 Cargill Inc.	6.875%	5/1/28	645	758
5 Cargill Inc.	4.760%	11/23/45	635	696
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	535	516
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	535	542
2 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	496	452
Celgene Corp.	2.250%	5/15/19	160	159
Celgene Corp.	3.550%	8/15/22	475	473
Coca-Cola Co.	3.300%	9/1/21	300	302
Coca-Cola European Partners PLC	3.500%	9/15/20	500	499
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	346	345
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	848
Colgate-Palmolive Co.	7.600%	5/19/25	480	591
Constellation Brands Inc.	2.700%	5/9/22	65	63
CVS Health Corp.	2.750%	12/1/22	965	931
CVS Health Corp.	4.875%	7/20/35	315	317
CVS Health Corp.	5.125%	7/20/45	1,380	1,416
CVS Health Corp.	5.050%	3/25/48	615	628
Diageo Capital plc	2.625%	4/29/23	1,230	1,191
Diageo Investment Corp.	2.875%	5/11/22	525	515
Dignity Health California GO	2.637%	11/1/19	140	139
Dignity Health California GO	3.812%	11/1/24	560	556
Eli Lilly & Co.	3.700%	3/1/45	635	598
5 EMD Finance LLC	2.950%	3/19/22	605	590
5 Forest Laboratories Inc.	4.875%	2/15/21	268	275
Gilead Sciences Inc.	2.550%	9/1/20	615	608
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,013
Gilead Sciences Inc.	3.500%	2/1/25	560	550
Gilead Sciences Inc.	4.500%	2/1/45	825	820
Gilead Sciences Inc.	4.750%	3/1/46	195	200
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	375
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,293
5 Halfmoon Parent Inc.	4.375%	10/15/28	515	512
5 Halfmoon Parent Inc.	4.800%	8/15/38	730	729
5 Halfmoon Parent Inc.	4.900%	12/15/48	735	735
5 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,670
Kaiser Foundation Hospitals	3.500%	4/1/22	560	561
Kaiser Foundation Hospitals	3.150%	5/1/27	490	468
Kaiser Foundation Hospitals	4.875%	4/1/42	365	403
Kraft Heinz Foods Co.	3.000%	6/1/26	530	482
Kraft Heinz Foods Co.	5.000%	7/15/35	230	227
Kraft Heinz Foods Co.	4.375%	6/1/46	1,710	1,502
Kroger Co.	3.850%	8/1/23	270	270
Kroger Co.	4.000%	2/1/24	540	539
McKesson Corp.	2.700%	12/15/22	195	187
McKesson Corp.	2.850%	3/15/23	190	182
McKesson Corp.	3.796%	3/15/24	305	303
Medtronic Inc.	2.500%	3/15/20	935	928
Medtronic Inc.	3.150%	3/15/22	1,690	1,679
Medtronic Inc.	3.625%	3/15/24	270	271
Medtronic Inc.	3.500%	3/15/25	2,196	2,178
Medtronic Inc.	4.375%	3/15/35	249	257
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	310	305

Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	280	277
Merck & Co. Inc.	2.350%	2/10/22	790	769
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,151
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,162
Merck & Co. Inc.	4.150%	5/18/43	760	774
Molson Coors Brewing Co.	3.500%	5/1/22	690	685
Mylan NV	3.950%	6/15/26	900	850
New York & Presbyterian Hospital	4.024%	8/1/45	735	719
Novartis Capital Corp.	3.400%	5/6/24	415	415
Novartis Capital Corp.	4.400%	5/6/44	640	680
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	50
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	637
PepsiCo Inc.	2.750%	3/5/22	670	660
PepsiCo Inc.	2.375%	10/6/26	1,945	1,775
PepsiCo Inc.	4.000%	3/5/42	845	834
PepsiCo Inc.	3.450%	10/6/46	1,215	1,092
Pfizer Inc.	3.000%	6/15/23	755	745
Pfizer Inc.	3.000%	12/15/26	725	695
Pfizer Inc.	4.100%	9/15/38	1,505	1,503
Philip Morris International Inc.	4.500%	3/26/20	250	255
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,045
Philip Morris International Inc.	2.500%	8/22/22	575	555
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,104
Philip Morris International Inc.	3.375%	8/11/25	424	413
Philip Morris International Inc.	4.875%	11/15/43	145	148
2 Procter & Gamble - Esop	9.360%	1/1/21	557	597
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	490	452
2 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	306
5 Roche Holdings Inc.	2.875%	9/29/21	850	842
5 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,495
Sanofi	4.000%	3/29/21	1,130	1,151
5 Sigma Alimentos SA de CV	4.125%	5/2/26	510	486
5 South Carolina Electric & Gas Co.	2.750%	6/15/20	550	544
5 South Carolina Electric & Gas Co.	3.250%	6/7/22	1,480	1,445
5 South Carolina Electric & Gas Co.	3.500%	6/15/22	235	233
SSM Health Care Corp.	3.823%	6/1/27	940	930
Stanford Health Care	3.795%	11/15/48	235	222
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	980	869
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,867

Energy (1.0%)
5 BG Energy Capital plc	4.000%	10/15/21	555	563
BP Capital Markets plc	4.750%	3/10/19	795	802
BP Capital Markets plc	2.315%	2/13/20	160	158
BP Capital Markets plc	4.500%	10/1/20	400	410
BP Capital Markets plc	3.062%	3/17/22	1,100	1,086
BP Capital Markets plc	3.245%	5/6/22	650	645
BP Capital Markets plc	2.500%	11/6/22	500	483
BP Capital Markets plc	3.994%	9/26/23	420	428
BP Capital Markets plc	3.814%	2/10/24	1,700	1,716
BP Capital Markets plc	3.506%	3/17/25	1,280	1,262
Chevron Corp.	3.191%	6/24/23	1,235	1,226
ConocoPhillips Co.	4.950%	3/15/26	115	124
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	463

	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	125
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,168	1,151
	Enterprise Products Operating LLC	4.250%	2/15/48	730	681
	EOG Resources Inc.	5.625%	6/1/19	425	433
	Exxon Mobil Corp.	2.222%	3/1/21	380	371
	Exxon Mobil Corp.	2.726%	3/1/23	320	313
	Exxon Mobil Corp.	3.043%	3/1/26	225	217
	Exxon Mobil Corp.	4.114%	3/1/46	320	323
	Noble Energy Inc.	4.150%	12/15/21	425	430
	Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,138
	Occidental Petroleum Corp.	2.700%	2/15/23	250	242
	Occidental Petroleum Corp.	3.400%	4/15/26	275	269
5	Schlumberger Holdings Corp.	3.000%	12/21/20	800	794
5	Schlumberger Investment SA	2.400%	8/1/22	630	604
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,129
	Shell International Finance BV	4.125%	5/11/35	1,130	1,142
	Shell International Finance BV	5.500%	3/25/40	345	405
	Shell International Finance BV	4.375%	5/11/45	2,500	2,566
	Suncor Energy Inc.	5.950%	12/1/34	500	573
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,245
	Total Capital International SA	2.700%	1/25/23	885	859
	Total Capital International SA	3.750%	4/10/24	1,400	1,412
	TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,231
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,305

	Other Industrial (0.1%)
2	Johns Hopkins University Maryland GO	4.083%	7/1/53	690	670
5	SBA Tower Trust	3.168%	4/11/22	1,330	1,304
5	SBA Tower Trust	3.448%	3/15/23	705	694
2,5	SBA Tower Trust	2.898%	10/15/44	1,205	1,196

	Technology (1.5%)
	Apple Inc.	3.000%	2/9/24	620	607
	Apple Inc.	3.450%	5/6/24	1,000	1,000
	Apple Inc.	2.850%	5/11/24	1,225	1,186
	Apple Inc.	2.750%	1/13/25	590	565
	Apple Inc.	3.250%	2/23/26	1,020	996
	Apple Inc.	2.450%	8/4/26	1,170	1,077
	Apple Inc.	3.350%	2/9/27	1,545	1,508
	Apple Inc.	3.200%	5/11/27	1,065	1,027
	Apple Inc.	2.900%	9/12/27	2,250	2,120
	Apple Inc.	3.850%	5/4/43	430	412
	Apple Inc.	4.450%	5/6/44	120	126
	Apple Inc.	3.850%	8/4/46	985	941
	Applied Materials Inc.	3.300%	4/1/27	875	840
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.625%	1/15/24	905	880
	Cisco Systems Inc.	2.500%	9/20/26	431	399
	Intel Corp.	2.875%	5/11/24	800	776
	Intel Corp.	4.100%	5/19/46	1,360	1,345
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,751
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,198
	Microsoft Corp.	2.375%	2/12/22	635	619
	Microsoft Corp.	3.625%	12/15/23	500	508
	Microsoft Corp.	2.875%	2/6/24	1,385	1,354
	Microsoft Corp.	2.700%	2/12/25	760	728
	Microsoft Corp.	3.125%	11/3/25	845	825

Microsoft Corp.	2.400%	8/8/26	1,890	1,739
Microsoft Corp.	3.500%	2/12/35	605	581
Microsoft Corp.	3.450%	8/8/36	1,725	1,641
Microsoft Corp.	4.100%	2/6/37	1,225	1,265
Microsoft Corp.	4.450%	11/3/45	380	407
Microsoft Corp.	3.700%	8/8/46	1,615	1,545
Microsoft Corp.	4.250%	2/6/47	2,500	2,623
Oracle Corp.	2.800%	7/8/21	375	372
Oracle Corp.	2.500%	5/15/22	1,210	1,177
Oracle Corp.	2.950%	11/15/24	2,190	2,111
Oracle Corp.	2.950%	5/15/25	355	340
Oracle Corp.	3.250%	11/15/27	3,065	2,947
Oracle Corp.	4.000%	11/15/47	895	849
QUALCOMM Inc.	2.600%	1/30/23	705	677
QUALCOMM Inc.	2.900%	5/20/24	1,020	974
5 Tencent Holdings Ltd.	3.595%	1/19/28	1,545	1,447

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	555
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,658
Burlington Northern Santa Fe LLC	3.250%	6/15/27	335	327
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	659	693
CSX Corp.	4.300%	3/1/48	445	434
5 ERAC USA Finance LLC	2.350%	10/15/19	610	603
5 ERAC USA Finance LLC	4.500%	8/16/21	325	332
5 ERAC USA Finance LLC	3.300%	10/15/22	40	39
5 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,426
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	639	665
FedEx Corp.	2.700%	4/15/23	255	244
FedEx Corp.	4.100%	4/15/43	500	458
FedEx Corp.	5.100%	1/15/44	340	352
Kansas City Southern	4.950%	8/15/45	480	478
5 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	1,435	1,400
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	286	300
2 United Airlines 2018-1 Class B Pass Through
Trust	4.600%	3/1/26	215	214
United Parcel Service Inc.	2.450%	10/1/22	425	411
United Parcel Service Inc.	4.875%	11/15/40	150	165
				281,157
Utilities (2.5%)
Electric (2.2%)
Alabama Power Co.	5.200%	6/1/41	120	128
Alabama Power Co.	4.100%	1/15/42	215	204
Alabama Power Co.	3.750%	3/1/45	630	579
Alabama Power Co.	4.300%	7/15/48	775	775
Ameren Illinois Co.	3.800%	5/15/28	590	592
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,114
Ameren Illinois Co.	3.700%	12/1/47	140	130
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,404
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,627
Commonwealth Edison Co.	2.950%	8/15/27	645	603
Commonwealth Edison Co.	4.350%	11/15/45	220	222
Commonwealth Edison Co.	3.650%	6/15/46	175	159

Commonwealth Edison Co.	4.000%	3/1/48	480	462
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,002
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	71
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	1,850
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	672
Delmarva Power & Light Co.	3.500%	11/15/23	305	303
8 Dominion Energy Inc.	2.962%	7/1/19	495	495
Dominion Energy Inc.	5.200%	8/15/19	750	765
Dominion Energy Inc.	2.579%	7/1/20	640	631
Dominion Energy Inc.	3.625%	12/1/24	1,515	1,482
DTE Energy Co.	3.800%	3/15/27	250	244
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,107
Duke Energy Carolinas LLC	6.100%	6/1/37	391	474
Duke Energy Carolinas LLC	3.700%	12/1/47	470	426
Duke Energy Corp.	2.650%	9/1/26	315	286
Duke Energy Corp.	4.800%	12/15/45	1,200	1,230
Duke Energy Corp.	3.750%	9/1/46	265	234
Duke Energy Florida LLC	6.350%	9/15/37	200	251
Duke Energy Progress LLC	6.300%	4/1/38	365	454
Duke Energy Progress LLC	4.100%	3/15/43	118	116
Duke Energy Progress LLC	4.200%	8/15/45	1,920	1,893
Entergy Louisiana LLC	3.120%	9/1/27	410	386
Eversource Energy	4.500%	11/15/19	90	91
Eversource Energy	2.900%	10/1/24	690	654
Eversource Energy	3.150%	1/15/25	110	106
Eversource Energy	3.300%	1/15/28	400	377
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,181
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,089
Florida Power & Light Co.	5.950%	2/1/38	785	962
Florida Power & Light Co.	5.690%	3/1/40	675	809
Florida Power & Light Co.	3.700%	12/1/47	480	447
Fortis Inc.	3.055%	10/4/26	1,195	1,096
Georgia Power Co.	4.750%	9/1/40	338	341
Georgia Power Co.	4.300%	3/15/42	1,591	1,506
Indiana Michigan Power Co.	4.250%	8/15/48	415	410
5 Massachusetts Electric Co.	5.900%	11/15/39	585	697
MidAmerican Energy Co.	4.250%	5/1/46	45	45
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	400
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	989
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	844
Northern States Power Co.	6.250%	6/1/36	2,000	2,494
Oglethorpe Power Corp.	5.950%	11/1/39	170	199
Oglethorpe Power Corp.	4.550%	6/1/44	50	49
Oglethorpe Power Corp.	4.250%	4/1/46	537	493
Oglethorpe Power Corp.	5.250%	9/1/50	630	676
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	79
Pacific Gas & Electric Co.	4.250%	5/15/21	300	304
Pacific Gas & Electric Co.	3.850%	11/15/23	450	447
Pacific Gas & Electric Co.	3.750%	2/15/24	305	299
Pacific Gas & Electric Co.	2.950%	3/1/26	130	118
Pacific Gas & Electric Co.	6.050%	3/1/34	185	208
Pacific Gas & Electric Co.	5.800%	3/1/37	1,416	1,573
Pacific Gas & Electric Co.	6.350%	2/15/38	80	94
Pacific Gas & Electric Co.	6.250%	3/1/39	385	443
Pacific Gas & Electric Co.	5.400%	1/15/40	2,210	2,356

Pacific Gas & Electric Co.	5.125%	11/15/43	600	613
Pacific Gas & Electric Co.	4.750%	2/15/44	350	341
Pacific Gas & Electric Co.	4.300%	3/15/45	79	72
Pacific Gas & Electric Co.	4.000%	12/1/46	270	235
Pacific Gas & Electric Co.	3.950%	12/1/47	290	252
PacifiCorp	6.250%	10/15/37	2,000	2,516
Potomac Electric Power Co.	3.050%	4/1/22	460	449
Potomac Electric Power Co.	6.500%	11/15/37	750	949
San Diego Gas & Electric Co.	6.000%	6/1/26	600	670
San Diego Gas & Electric Co.	4.150%	5/15/48	500	489
Sierra Pacific Power Co.	3.375%	8/15/23	850	841
Sierra Pacific Power Co.	2.600%	5/1/26	221	203
South Carolina Electric & Gas Co.	3.500%	8/15/21	625	623
South Carolina Electric & Gas Co.	4.250%	8/15/28	685	680
South Carolina Electric & Gas Co.	6.625%	2/1/32	73	86
South Carolina Electric & Gas Co.	5.300%	5/15/33	44	46
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,260	1,423
South Carolina Electric & Gas Co.	5.450%	2/1/41	95	102
South Carolina Electric & Gas Co.	4.350%	2/1/42	181	173
South Carolina Electric & Gas Co.	4.600%	6/15/43	202	200
South Carolina Electric & Gas Co.	4.100%	6/15/46	425	393
South Carolina Electric & Gas Co.	4.500%	6/1/64	115	105
South Carolina Electric & Gas Co.	5.100%	6/1/65	715	717
Southern California Edison Co.	2.400%	2/1/22	170	164
Southern California Edison Co.	3.700%	8/1/25	90	90
Southern California Edison Co.	6.000%	1/15/34	1,000	1,164
Southern California Edison Co.	5.550%	1/15/37	2,250	2,531
Southern California Edison Co.	6.050%	3/15/39	55	66
Southern California Edison Co.	4.050%	3/15/42	432	410
Southern California Edison Co.	3.900%	3/15/43	244	225
Southern California Edison Co.	4.650%	10/1/43	460	475
Southern California Edison Co.	3.600%	2/1/45	141	125
Southern California Edison Co.	4.000%	4/1/47	7	7
Southern California Edison Co.	4.125%	3/1/48	271	259
Southern Co.	2.950%	7/1/23	1,280	1,227
Southwestern Electric Power Co.	6.200%	3/15/40	400	475
Southwestern Public Service Co.	3.700%	8/15/47	102	94
Virginia Electric & Power Co.	2.750%	3/15/23	690	668
Virginia Electric & Power Co.	3.500%	3/15/27	435	425
Wisconsin Electric Power Co.	5.700%	12/1/36	690	813

Natural Gas (0.3%)
5 Boston Gas Co.	3.150%	8/1/27	140	132
5 Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,701
CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	107
5 Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	455	393
5 KeySpan Gas East Corp.	2.742%	8/15/26	670	616
Nisource Finance Corp.	5.250%	2/15/43	390	414
NiSource Finance Corp.	4.800%	2/15/44	1,355	1,370
Sempra Energy	2.875%	10/1/22	750	727
Sempra Energy	3.250%	6/15/27	1,095	1,017
Southern California Gas Co.	2.600%	6/15/26	820	755

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	540	503

	American Water Capital Corp.	4.200%	9/1/48	810	794
					74,172
Total Corporate Bonds (Cost $609,648)					605,533
Sovereign Bonds (1.8%)
5	CDP Financial Inc.	4.400%	11/25/19	1,000	1,016
5	Electricite de France SA	4.600%	1/27/20	1,200	1,222
5	Electricite de France SA	4.875%	9/21/38	2,400	2,343
5	Electricite de France SA	4.875%	1/22/44	50	48
5	Electricite de France SA	4.950%	10/13/45	400	390
	Equinor ASA	2.250%	11/8/19	580	576
	Equinor ASA	2.900%	11/8/20	1,410	1,403
	Equinor ASA	2.750%	11/10/21	850	837
	Equinor ASA	2.450%	1/17/23	382	368
	Equinor ASA	2.650%	1/15/24	360	345
	Equinor ASA	3.700%	3/1/24	640	645
	Equinor ASA	3.250%	11/10/24	795	781
	Export-Import Bank of Korea	1.750%	5/26/19	2,000	1,985
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,373
11	Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,178
11	Japan Bank for International Cooperation	2.125%	6/1/20	882	868
11	Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,081
10	Japan Treasury Discount Bill	0.000%	10/15/18	41,600	366
10	Japan Treasury Discount Bill	0.000%	10/22/18	500,000	4,398
10	Japan Treasury Discount Bill	0.000%	10/29/18	381,750	3,358
5	Kingdom of Saudi Arabia	2.375%	10/26/21	850	820
5	Kingdom of Saudi Arabia	2.875%	3/4/23	1,340	1,293
5	Kingdom of Saudi Arabia	4.000%	4/17/25	1,245	1,246
	Korea Development Bank	2.500%	3/11/20	2,000	1,969
5	Petroleos Mexicanos	6.350%	2/12/48	990	906
9	Province of British Columbia	0.000%	10/10/18	950	735
	Province of Ontario	2.500%	4/27/26	2,150	2,017
	Province of Quebec	2.500%	4/20/26	3,820	3,599
5	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	1,615	1,587
5	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	1,615	1,518
5	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	850	828
5	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,302
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,500
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	739
5	State of Qatar	5.250%	1/20/20	1,665	1,709
5	State of Qatar	2.375%	6/2/21	1,590	1,546
5	State of Qatar	3.875%	4/23/23	1,985	2,000
5	State of Qatar	5.103%	4/23/48	820	851
5	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,083
5	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,020
Total Sovereign Bonds (Cost $54,423)					53,849
Taxable Municipal Bonds (1.6%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	190	199
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	935
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,502

	California GO	5.700%	11/1/21	265	285
	California GO	7.500%	4/1/34	155	214
	California GO	7.550%	4/1/39	740	1,080
	California GO	7.300%	10/1/39	300	419
	California GO	7.350%	11/1/39	2,000	2,809
	California GO	7.625%	3/1/40	35	51
	California GO	7.600%	11/1/40	790	1,174
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	260
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	551
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	546
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	50	61
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	695	883
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	1,560	1,983
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	968
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	1,535	1,811
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	215	254
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,159
	Houston TX GO	6.290%	3/1/32	410	471
	Illinois Finance Authority	4.545%	10/1/18	810	810
	Illinois GO	5.100%	6/1/33	1,235	1,185
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	922
12	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,244
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	405	585
	Los Angeles CA Unified School District GO	5.750%	7/1/34	885	1,047
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	677
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,193
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	587
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	827
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	115	119
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	80	101
	New York Metropolitan Transportation Authority
	Revenue	6.814%	11/15/40	150	198
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	463
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	553
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	3,040	2,979
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,555	2,185

Oregon Department of Transportation Highway
User Tax Revenue	5.834%	11/15/34	655	792
Oregon GO	5.902%	8/1/38	490	589
12 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,214
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	368
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	315
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,175	1,218
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	640	699
Regents of the University of California Revenue	3.063%	7/1/25	1,280	1,242
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	388
University of California Regents Medical Center
Revenue	6.548%	5/15/48	295	386
University of California Regents Medical Center
Revenue	6.583%	5/15/49	765	1,003
University of California Revenue	4.601%	5/15/31	590	626
University of California Revenue	5.770%	5/15/43	1,010	1,224
University of California Revenue	4.765%	5/15/44	145	152
University of California Revenue	3.931%	5/15/45	570	551
Total Taxable Municipal Bonds (Cost $42,067)				46,057
			Shares
Temporary Cash Investments (4.4%)
Money Market Fund (0.0%)
13 Vanguard Market Liquidity Fund	2.209%		82	8

			Face
			Amount
			($000)
Commercial Paper (0.2%)
BNG Bank NV	2.108%	10/10/18	1,190	1,189
BNG Bank NV	2.118%	10/11/18	3,810	3,807
				4,996
Repurchase Agreement (4.0%)
RBS Securities, Inc.
(Dated 9/28/18, Repurchase Value
$117,522,000, collateralized by U.S.
Treasury Note/Bond 1.625%, 5/15/26, with
a value of $119,850,000)	2.240%	10/1/18	117,500	117,500

U.S. Government and Agency Obligations (0.2%)
United States Treasury Bill	2.299%	6/20/19	2,600	2,554
United States Treasury Bill	2.545%-2.548%	9/12/19	5,000	4,881
				7,435
Total Temporary Cash Investments (Cost $129,943)				129,939
Total Investments (100.0%) (Cost $2,440,336)				2,948,685
Other Asset and Liabilities-Net (0.0%)				(1,008)
Net Assets (100%)				2,947,677

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	Securities with a value of $491,000 have been segregated as initial margin for open futures contracts.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2018.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $153,687,000, representing 5.2% of net assets.
6	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
7	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8	Adjustable-rate security.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in Japanese yen.
11	Guaranteed by the Government of Japan.
12	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt. GDR—Global Depositary Receipt. GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2018	193	21,708	(155)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2018	(172)	(20,430)	196
2-Year U.S. Treasury Note	December 2018	(58)	(12,223)	33
Ultra Long U.S. Treasury Bond	December 2018	(46)	(7,097)	249
				478
				323

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
J.P. Morgan	1/9/19	USD	4,663	JPY	524,900	3
Citibank, N.A.	10/22/18	USD	4,525	JPY	500,000	118
Citibank, N.A.	10/29/18	USD	2,265	JPY	250,000	60

J.P. Morgan	10/29/18	USD	1,169	JPY	131,750	7
Citibank, N.A.	10/22/18	USD	1,085	CAD	1,400	—
UBS AG	10/10/18	USD	731	CAD	950	(5)
Citibank, N.A.	10/19/18	USD	543	CAD	700	1
Goldman Sachs	10/16/18	USD	542	CAD	700	—
Credit Suisse	10/17/18	USD	542	CAD	700	—
Citibank, N.A.	10/22/18	USD	542	CAD	700	—
Barclays Bank	10/15/18	USD	542	CAD	700	—
Goldman Sachs	10/15/18	USD	369	JPY	41,600	2
						186
CAD—Canadian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

F. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,675,753	224,774	—
U.S. Government and Agency Obligations	—	179,735	1,248
Asset-Backed/Commercial Mortgage-Backed Securities	—	31,647	150
Corporate Bonds	—	605,533	—
Sovereign Bonds	—	53,849	—
Taxable Municipal Bonds	—	46,057	—
Temporary Cash Investments	8	129,931	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Forward Currency Contracts—Assets	—	191	—
Forward Currency Contracts—Liabilities	—	(5)	—
Total	1,675,779	1,271,712	1,398
1 Represents variation margin on the last day of the reporting period.

Capital Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (90.4%)
Consumer Discretionary (7.5%)
Sony Corp. ADR	424,500	25,746
Ross Stores Inc.	213,900	21,197
TJX Cos. Inc.	151,300	16,949
Whirlpool Corp.	103,800	12,326
Carnival Corp.	166,500	10,618
* Mattel Inc.	669,500	10,511
Walt Disney Co.	85,100	9,952
* Amazon.com Inc.	4,400	8,813
Royal Caribbean Cruises Ltd.	62,800	8,160
L Brands Inc.	238,300	7,220
Comcast Corp. Class A	43,900	1,555
Marriott International Inc. Class A	11,100	1,466
* Charter Communications Inc. Class A	2,900	945
		135,458
Energy (0.7%)
EOG Resources Inc.	43,200	5,511
Schlumberger Ltd.	45,700	2,784
*,^ Transocean Ltd.	169,200	2,360
Noble Energy Inc.	49,700	1,550
		12,205
Financials (6.6%)
JPMorgan Chase & Co.	289,700	32,690
Wells Fargo & Co.	527,800	27,741
Charles Schwab Corp.	414,600	20,378
Marsh & McLennan Cos. Inc.	150,400	12,441
Bank of America Corp.	207,200	6,104
Progressive Corp.	73,700	5,236
Discover Financial Services	57,800	4,419
US Bancorp	81,300	4,293
CME Group Inc.	20,400	3,472
Citigroup Inc.	41,900	3,006
		119,780
Health Care (22.3%)
* Biogen Inc.	236,100	83,416
Eli Lilly & Co.	739,200	79,324
Amgen Inc.	283,871	58,844
* Boston Scientific Corp.	715,102	27,531
AstraZeneca plc ADR	694,800	27,493
Roche Holding AG	112,600	27,228
Novartis AG ADR	311,850	26,869
Thermo Fisher Scientific Inc.	58,700	14,328
Medtronic plc	117,200	11,529
Bristol-Myers Squibb Co.	171,500	10,647
Abbott Laboratories	134,400	9,860
* BioMarin Pharmaceutical Inc.	94,600	9,173
*,1 Siemens Healthineers AG	96,400	4,236
CVS Health Corp.	51,100	4,023
Johnson & Johnson	19,100	2,639

Merck & Co. Inc.	36,200	2,568
Zimmer Biomet Holdings Inc.	14,600	1,919
Agilent Technologies Inc.	26,500	1,869
Sanofi ADR	36,800	1,644
		405,140
Industrials (17.7%)
FedEx Corp.	245,100	59,018
Southwest Airlines Co.	899,950	56,202
* United Continental Holdings Inc.	405,500	36,114
Airbus SE	280,300	35,190
American Airlines Group Inc.	543,900	22,479
Caterpillar Inc.	140,700	21,455
Delta Air Lines Inc.	300,700	17,389
Siemens AG	112,813	14,425
Deere & Co.	73,200	11,004
Union Pacific Corp.	59,200	9,640
Honeywell International Inc.	53,600	8,919
Alaska Air Group Inc.	115,000	7,919
Boeing Co.	20,200	7,512
United Parcel Service Inc. Class B	47,850	5,586
Textron Inc.	53,100	3,795
CSX Corp.	34,200	2,533
United Technologies Corp.	11,400	1,594
Pentair plc	23,700	1,027
nVent Electric plc	23,700	644
		322,445
Information Technology (35.3%)
* Adobe Systems Inc.	347,000	93,673
Microsoft Corp.	654,200	74,821
Texas Instruments Inc.	531,700	57,046
* Alphabet Inc. Class C	34,470	41,139
* Alphabet Inc. Class A	34,000	41,041
* Micron Technology Inc.	795,800	35,994
* Alibaba Group Holding Ltd. ADR	201,600	33,216
NetApp Inc.	336,100	28,868
NVIDIA Corp.	97,700	27,456
HP Inc.	809,250	20,854
Intuit Inc.	83,900	19,079
Hewlett Packard Enterprise Co.	1,140,550	18,602
QUALCOMM Inc.	255,200	18,382
Cisco Systems Inc.	371,300	18,064
Intel Corp.	365,700	17,294
KLA-Tencor Corp.	161,900	16,467
Telefonaktiebolaget LM Ericsson ADR	1,861,500	16,381
Activision Blizzard Inc.	127,400	10,598
Oracle Corp.	161,300	8,317
Analog Devices Inc.	63,600	5,880
DXC Technology Co.	57,461	5,374
Visa Inc. Class A	33,200	4,983
Corning Inc.	127,350	4,495
Plantronics Inc.	71,650	4,320
Apple Inc.	12,500	2,822
* PayPal Holdings Inc.	31,700	2,784
* Dell Technologies Inc. Class V	28,474	2,765
* BlackBerry Ltd.	195,800	2,228
* salesforce.com Inc.	12,700	2,020

* Altaba Inc.		26,600	1,812
Micro Focus International plc ADR		87,593	1,619
* eBay Inc.		46,800	1,545
Entegris Inc.		46,900	1,358
Perspecta Inc.		28,730	739
			642,036
Materials (0.3%)
Praxair Inc.		20,500	3,295
DowDuPont Inc.		39,200	2,521
			5,816
Total Common Stocks (Cost $925,125)			1,642,880
	Coupon
Temporary Cash Investment (9.7%)
Money Market Fund (9.7%)
2,3 Vanguard Market Liquidity Fund (Cost
$175,935)	2.209%	1,759,079	175,908
Total Investments (100.1%) (Cost $1,101,060)			1,818,788
Other Asset and Liabilities-Net (-0.1%)3			(1,694)
Net Assets (100%)			1,817,094

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $377,000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the value of this security represented 0.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $405,000 of collateral received for securities on loan. ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Capital Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,561,801	81,079	—
Temporary Cash Investments	175,908	—	—
Total	1,737,709	81,079	—

Diversified Value Portfolio

Schedule of Investments(unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)
Consumer Discretionary (10.7%)
Lowe's Cos. Inc.	336,583	38,646
Dollar General Corp.	306,878	33,542
Comcast Corp. Class A	908,228	32,160
Adient plc	237,566	9,339
		113,687
Consumer Staples (7.1%)
Philip Morris International Inc.	335,906	27,390
Altria Group Inc.	432,245	26,069
Imperial Brands plc ADR	639,220	22,184
		75,643
Energy (13.3%)
Occidental Petroleum Corp.	344,470	28,305
Phillips 66	249,777	28,155
Schlumberger Ltd.	452,285	27,553
ConocoPhillips	308,786	23,900
BP plc ADR	477,416	22,009
Chevron Corp.	93,537	11,438
		141,360
Financials (16.3%)
Wells Fargo & Co.	635,101	33,381
American Express Co.	302,803	32,245
US Bancorp	609,510	32,188
JPMorgan Chase & Co.	231,308	26,101
Bank of New York Mellon Corp.	398,949	20,342
American International Group Inc.	317,966	16,929
Navient Corp.	490,028	6,606
* SLM Corp.	490,213	5,466
		173,258
Health Care (19.5%)
* Express Scripts Holding Co.	414,158	39,349
Pfizer Inc.	749,091	33,012
Johnson & Johnson	211,884	29,276
CVS Health Corp.	371,135	29,216
Medtronic plc	293,513	28,873
Sanofi ADR	578,837	25,857
Cardinal Health Inc.	397,917	21,487
		207,070
Industrials (10.1%)
United Technologies Corp.	273,709	38,267
Johnson Controls International plc	863,702	30,230
General Electric Co.	1,901,880	21,472
General Dynamics Corp.	83,423	17,078
		107,047
Information Technology (9.7%)
QUALCOMM Inc.	529,028	38,106
Oracle Corp.	706,424	36,423

Microsoft Corp.		248,514	28,423
			102,952
Materials (6.2%)
Air Products & Chemicals Inc.		211,121	35,268
DowDuPont Inc.		473,161	30,429
			65,697
Telecommunication Services (1.8%)
Verizon Communications Inc.		206,609	11,031
AT&T Inc.		246,882	8,290
			19,321
Utilities (3.0%)
Dominion Energy Inc.		268,546	18,873
Exelon Corp.		284,160	12,407
			31,280
Total Common Stocks (Cost $891,541)			1,037,315
	Coupon
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
1 Vanguard Market Liquidity Fund (Cost
$29,540)	2.209%	295,375	29,537
Total Investments (100.5%) (Cost $921,081)			1,066,852
Other Asset and Liabilities-Net (-0.5%)			(4,877)
Net Assets (100%)			1,061,975

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any

Diversified Value Portfolio

investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)1
Consumer Discretionary (5.3%)
Comcast Corp. Class A	693,589	24,560
McDonald's Corp.	67,002	11,209
Home Depot Inc.	43,695	9,051
General Motors Co.	123,571	4,161
Cie Generale des Etablissements Michelin SCA	32,720	3,905
Dine Brands Global Inc.	37,191	3,024
Las Vegas Sands Corp.	49,554	2,940
Best Buy Co. Inc.	36,829	2,923
Tailored Brands Inc.	113,807	2,867
Polaris Industries Inc.	22,802	2,302
Gannett Co. Inc.	181,052	1,812
Ralph Lauren Corp. Class A	11,573	1,592
Abercrombie & Fitch Co.	74,318	1,570
MDC Holdings Inc.	49,602	1,467
Omnicom Group Inc.	18,166	1,236
John Wiley & Sons Inc. Class A	18,119	1,098
Brinker International Inc.	18,014	842
Macy's Inc.	23,339	810
New Media Investment Group Inc.	46,222	725
		78,094
Consumer Staples (12.2%)
Philip Morris International Inc.	337,633	27,530
PepsiCo Inc.	183,637	20,531
Coca-Cola Co.	440,773	20,359
Procter & Gamble Co.	221,514	18,437
Unilever NV	308,104	17,115
Sysco Corp.	172,939	12,668
Walmart Inc.	108,090	10,151
Mondelez International Inc. Class A	217,656	9,350
Kraft Heinz Co.	156,339	8,616
Nestle SA	87,269	7,264
British American Tobacco plc	149,441	6,967
Archer-Daniels-Midland Co.	76,124	3,827
Clorox Co.	24,826	3,734
Kellogg Co.	44,828	3,139
Altria Group Inc.	48,872	2,947
Nu Skin Enterprises Inc. Class A	34,431	2,838
Flowers Foods Inc.	122,843	2,292
Universal Corp./VA	13,675	889
Coca-Cola European Partners plc	17,723	806
Weis Markets Inc.	16,171	702
Conagra Brands Inc.	16,860	573
Molson Coors Brewing Co. Class B	7,923	487
		181,222
Energy (10.9%)
Chevron Corp.	302,148	36,947
Exxon Mobil Corp.	356,045	30,271
Suncor Energy Inc.	603,828	23,362

Occidental Petroleum Corp.	170,455	14,006
Canadian Natural Resources Ltd.	314,880	10,284
TransCanada Corp.	247,456	10,012
Schlumberger Ltd.	154,228	9,396
Kinder Morgan Inc.	485,222	8,603
Phillips 66	40,264	4,539
Valero Energy Corp.	33,137	3,769
ConocoPhillips	41,100	3,181
Murphy Oil Corp.	91,553	3,052
PBF Energy Inc. Class A	55,110	2,751
HollyFrontier Corp.	30,807	2,153
		162,326
Financials (15.1%)
JPMorgan Chase & Co.	533,971	60,253
Wells Fargo & Co.	512,447	26,934
MetLife Inc.	405,557	18,948
Marsh & McLennan Cos. Inc.	150,132	12,419
PNC Financial Services Group Inc.	89,730	12,220
Chubb Ltd.	74,534	9,961
M&T Bank Corp.	54,785	9,014
American International Group Inc.	150,641	8,020
Travelers Cos. Inc.	53,201	6,901
US Bancorp	126,526	6,682
Principal Financial Group Inc.	91,529	5,363
Aflac Inc.	92,344	4,347
BlackRock Inc.	9,000	4,242
SunTrust Banks Inc.	55,655	3,717
Regions Financial Corp.	184,932	3,394
Citizens Financial Group Inc.	83,256	3,211
T. Rowe Price Group Inc.	28,298	3,090
Fifth Third Bancorp	108,433	3,027
LPL Financial Holdings Inc.	40,448	2,609
First American Financial Corp.	49,650	2,561
Lazard Ltd. Class A	50,910	2,450
Popular Inc.	47,029	2,410
Kemper Corp.	29,178	2,347
Fidelity National Financial Inc.	39,351	1,548
RLI Corp.	19,198	1,509
CME Group Inc.	8,207	1,397
Cullen/Frost Bankers Inc.	11,896	1,242
Bank of NT Butterfield & Son Ltd.	22,618	1,173
City Holding Co.	11,291	867
First Commonwealth Financial Corp.	40,616	656
BankUnited Inc.	18,311	648
Waddell & Reed Financial Inc. Class A	28,232	598
Moelis & Co. Class A	7,458	409
Prudential Financial Inc.	3,104	315
		224,482
Health Care (15.3%)
Johnson & Johnson	343,039	47,398
Pfizer Inc.	779,146	34,337
Eli Lilly & Co.	269,161	28,884
Merck & Co. Inc.	396,624	28,136
Bristol-Myers Squibb Co.	307,016	19,060
Medtronic plc	176,602	17,372
Koninklijke Philips NV	223,471	10,186

Novartis AG	118,005	10,158
Amgen Inc.	42,509	8,812
AbbVie Inc.	89,813	8,494
Roche Holding AG	30,716	7,428
CVS Health Corp.	52,247	4,113
Gilead Sciences Inc.	36,756	2,838
Meridian Bioscience Inc.	13,851	206
		227,422
Industrials (10.5%)
Caterpillar Inc.	129,445	19,739
Lockheed Martin Corp.	53,400	18,474
Union Pacific Corp.	101,506	16,528
3M Co.	65,753	13,855
Eaton Corp. plc	152,279	13,207
Boeing Co.	33,443	12,437
Honeywell International Inc.	70,246	11,689
Deere & Co.	61,226	9,204
BAE Systems plc	1,044,010	8,561
United Technologies Corp.	40,236	5,625
Emerson Electric Co.	50,778	3,889
CH Robinson Worldwide Inc.	32,310	3,164
H&E Equipment Services Inc.	75,481	2,852
Raytheon Co.	13,300	2,748
General Electric Co.	213,279	2,408
McGrath RentCorp	40,670	2,215
Norfolk Southern Corp.	11,699	2,112
Covanta Holding Corp.	101,275	1,646
Delta Air Lines Inc.	23,738	1,373
United Parcel Service Inc. Class B	9,877	1,153
Hillenbrand Inc.	18,679	977
Triton International Ltd.	24,941	830
^ Seaspan Corp. Class A	67,717	564
National Presto Industries Inc.	3,410	442
Waste Management Inc.	3,538	320
Mobile Mini Inc.	6,106	268
		156,280
Information Technology (9.5%)
Cisco Systems Inc.	740,286	36,015
Intel Corp.	687,854	32,529
Analog Devices Inc.	169,976	15,716
QUALCOMM Inc.	159,530	11,491
Texas Instruments Inc.	70,204	7,532
Maxim Integrated Products Inc.	128,666	7,255
International Business Machines Corp.	37,258	5,634
HP Inc.	186,668	4,810
Broadcom Inc.	15,759	3,888
Seagate Technology plc	63,920	3,027
KLA-Tencor Corp.	27,594	2,807
ManTech International Corp. Class A	39,322	2,489
Cypress Semiconductor Corp.	152,603	2,211
Western Union Co.	106,444	2,029
Automatic Data Processing Inc.	9,693	1,460
National Instruments Corp.	28,875	1,396
Hewlett Packard Enterprise Co.	31,527	514
		140,803

Materials (4.0%)
DowDuPont Inc.		376,691	24,225
Nutrien Ltd.		153,662	8,866
LyondellBasell Industries NV Class A		77,893	7,985
International Paper Co.		150,358	7,390
CF Industries Holdings Inc.		64,285	3,500
Nucor Corp.		54,634	3,466
Huntsman Corp.		87,755	2,390
Schnitzer Steel Industries Inc.		34,676	938
Praxair Inc.		4,760	765
			59,525
Other (0.7%)
2 Vanguard High Dividend Yield ETF		119,332	10,393

Real Estate (0.9%)
Crown Castle International Corp.		114,707	12,770
Kennedy-Wilson Holdings Inc.		32,276	694
			13,464
Telecommunication Services (3.8%)
Verizon Communications Inc.		665,085	35,509
AT&T Inc.		347,927	11,683
BCE Inc.		172,974	7,008
Cogent Communications Holdings Inc.		48,061	2,682
Telephone & Data Systems Inc.		6,329	192
			57,074
Utilities (7.4%)
NextEra Energy Inc.		106,172	17,794
Dominion Energy Inc.		169,258	11,895
Exelon Corp.		243,489	10,631
Sempra Energy		84,860	9,653
American Electric Power Co. Inc.		128,783	9,128
Eversource Energy		137,651	8,457
Duke Energy Corp.		86,876	6,952
Xcel Energy Inc.		140,441	6,630
Public Service Enterprise Group Inc.		72,037	3,803
FirstEnergy Corp.		97,439	3,622
Edison International		47,261	3,199
Atmos Energy Corp.		33,905	3,184
Entergy Corp.		38,978	3,162
AES Corp.		217,431	3,044
MDU Resources Group Inc.		87,618	2,251
Otter Tail Corp.		41,651	1,995
Clearway Energy Inc.		62,892	1,211
Southern Co.		19,510	851
Clearway Energy Inc. Class A		42,538	810
Ameren Corp.		8,798	556
Avangrid Inc.		7,368	353
			109,181
Total Common Stocks (Cost $1,189,567)			1,420,266
	Coupon
Temporary Cash Investments (4.4%)1
Money Market Fund (3.1%)
3,4 Vanguard Market Liquidity Fund	2.209%	92,640	46,320

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.1%)
	BNP Paribas Securities Corp.
	(Dated 9/28/18 , Repurchase Value
	$16,803,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.500%,
	2/1/42, Federal National Mortgage Assn.
	2.437%-5.500%, 3/1/20-11/1/47, and U.S.
	Treasury Note/Bond 1.125%-6.875%,
	4/30/19-11/15/27, with a value of
	$17,136,000)	2.240%	10/01/18	16,800	16,800

U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	1.934%	10/11/18	180	180
5	United States Treasury Bill	2.078%	11/15/18	1,800	1,795
5	United States Treasury Bill	2.088%	12/27/18	500	498
					2,473
Total Temporary Cash Investments (Cost $74,472)					65,593
Total Investments (100.1%) (Cost $1,264,039)					1,485,859
Other Assets and Liabilities-Net (-0.1%)4					(2,076)
Net Assets (100%)					1,483,783

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,342,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.8% and 1.3%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $8,870,000 of collateral received for securities on loan.
5 Securities with a value of $1,925,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	319	46,558	92

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Equity Income Portfolio

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,365,797	54,469	—
Temporary Cash Investments	46,320	19,273	—
Futures Contracts—Liabilities[1]	(13)	—	—

Equity Income Portfolio

Total	1,412,104	73,742	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds	Net	Change in		Capital	Sept. 30,
	2017		from	Realized	Net		Gain	2018
	Market	Purchases	Securities	Unrealized	Gain		Distributions	Market
	Value	at Cost	Sold	App.(Dep.)	(Loss)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard High Dividend
Yield ETF	10,218	—	—	—	175	228	—	10,393
Vanguard Market
Liquidity Fund	39,324	NA1	NA1	3	(4)	621	—	46,320
Total	49,542	—	—	3	171	849	—	56,713
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (95.0%)1
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	13,054	26,147
*	TripAdvisor Inc.	195,445	9,981
	Dollar General Corp.	88,452	9,668
	Hasbro Inc.	85,371	8,974
*	Liberty Global plc	295,339	8,317
	Home Depot Inc.	37,040	7,673
*	Netflix Inc.	14,535	5,438
*	O'Reilly Automotive Inc.	11,838	4,112
*	Booking Holdings Inc.	1,813	3,597
	Hilton Worldwide Holdings Inc.	40,997	3,312
	Ross Stores Inc.	29,534	2,927
*	Live Nation Entertainment Inc.	51,800	2,822
	McDonald's Corp.	14,410	2,411
	Lowe's Cos. Inc.	17,680	2,030
*	Liberty Global plc Class A	67,591	1,955
	Starbucks Corp.	27,270	1,550
	Las Vegas Sands Corp.	22,020	1,306
*,^	Under Armour Inc. Class A	58,129	1,233
	NIKE Inc. Class B	14,511	1,229
*	Wayfair Inc.	5,679	839
			105,521
Consumer Staples (2.3%)
*	Monster Beverage Corp.	116,540	6,792
	Constellation Brands Inc. Class A	24,941	5,378
	Coca-Cola Co.	53,770	2,484
	Estee Lauder Cos. Inc. Class A	12,940	1,880
			16,534
Energy (0.2%)
	EOG Resources Inc.	12,430	1,586

Financials (8.5%)
	Intercontinental Exchange Inc.	202,085	15,134
	KKR & Co. Inc. Class A	418,086	11,401
	Charles Schwab Corp.	158,250	7,778
	CME Group Inc.	38,424	6,540
	Progressive Corp.	73,390	5,214
*	Markel Corp.	2,661	3,162
	MSCI Inc. Class A	17,184	3,049
	Marsh & McLennan Cos. Inc.	32,713	2,706
	MarketAxess Holdings Inc.	14,460	2,581
	TD Ameritrade Holding Corp.	41,921	2,215
			59,780
Health Care (11.8%)
	UnitedHealth Group Inc.	77,047	20,498
*	Biogen Inc.	42,297	14,944
*	IQVIA Holdings Inc.	108,322	14,054
*	Illumina Inc.	25,864	9,494
*	Edwards Lifesciences Corp.	33,443	5,822

Bristol-Myers Squibb Co.	67,181	4,171
Zoetis Inc.	41,490	3,799
Thermo Fisher Scientific Inc.	12,645	3,086
* DexCom Inc.	21,129	3,022
Stryker Corp.	16,110	2,862
* ABIOMED Inc.	3,810	1,714
* Elanco Animal Health Inc.	5,200	181
		83,647
Industrials (6.9%)
FedEx Corp.	47,135	11,350
Equifax Inc.	40,943	5,346
TransUnion	71,757	5,280
Lockheed Martin Corp.	13,027	4,507
* IHS Markit Ltd.	77,508	4,182
Northrop Grumman Corp.	9,022	2,863
* Verisk Analytics Inc. Class A	22,080	2,662
Raytheon Co.	12,820	2,649
Fortive Corp.	27,585	2,327
AMETEK Inc.	28,859	2,283
* TransDigm Group Inc.	4,280	1,594
* Copart Inc.	27,090	1,396
Fortune Brands Home & Security Inc.	25,843	1,353
Canadian National Railway Co.	8,339	749
		48,541
Information Technology (47.3%)
Microsoft Corp.	468,628	53,597
Mastercard Inc. Class A	134,212	29,877
Visa Inc. Class A	167,215	25,097
* Alphabet Inc. Class C	20,651	24,646
* PayPal Holdings Inc.	240,384	21,115
* Alphabet Inc. Class A	13,266	16,013
* Autodesk Inc.	96,147	15,009
Apple Inc.	54,629	12,332
* Take-Two Interactive Software Inc.	82,265	11,352
* Electronic Arts Inc.	85,645	10,319
* Facebook Inc. Class A	60,092	9,883
* eBay Inc.	265,676	8,773
* Adobe Systems Inc.	31,069	8,387
* Arista Networks Inc.	29,232	7,772
* Alibaba Group Holding Ltd. ADR	43,916	7,236
* FleetCor Technologies Inc.	27,752	6,323
* ServiceNow Inc.	31,823	6,226
Applied Materials Inc.	149,875	5,793
Activision Blizzard Inc.	65,354	5,437
* salesforce.com Inc.	28,536	4,538
Global Payments Inc.	31,828	4,055
CDW Corp.	45,190	4,018
Accenture plc Class A	21,110	3,593
* Workday Inc. Class A	22,814	3,330
Microchip Technology Inc.	41,521	3,276
Alliance Data Systems Corp.	12,013	2,837
SS&C Technologies Holdings Inc.	47,504	2,700
Texas Instruments Inc.	24,690	2,649
Intuit Inc.	11,240	2,556
NVIDIA Corp.	8,908	2,503
* Gartner Inc.	13,479	2,136

*	2U Inc.			28,285	2,127
*	Red Hat Inc.			15,110	2,059
	Tencent Holdings Ltd. ADR			46,149	1,885
*	Spotify Technology SA			9,152	1,655
	Cognex Corp.			27,425	1,531
*	Zillow Group Inc.			32,819	1,452
*	Advanced Micro Devices Inc.			27,010	834
					334,921
	Materials (0.7%)
	Praxair Inc.			16,940	2,723
	Sherwin-Williams Co.			4,171	1,898
					4,621
	Other (0.0%)
	*,§,2 WeWork Class A PP			1,460	91

	Real Estate (2.4%)
	Crown Castle International Corp.			70,237	7,819
	Equinix Inc.			9,681	4,191
	American Tower Corp.			27,629	4,015
*	SBA Communications Corp. Class A			4,420	710
					16,735
	Total Common Stocks (Cost $448,546)				671,977

		Coupon
	Preferred Stocks (1.0%)
	*,§,2,3 Uber Technologies PP	8.000%		74,490	3,237
	*,§,2,3 WeWork Pfd. D1 PP			19,954	1,245
	*,§,2,3 Airbnb Inc.	8.000%		9,972	1,153
	*,§,2,3 WeWork Pfd. D2 PP			15,678	979
	*,§,2,3 Pinterest Prf G PP	8.000%		124,325	694
	Total Preferred Stocks (Cost $3,570)				7,308
	Temporary Cash Investments (4.1%)1
	Money Market Fund (3.7%)
	4,5 Vanguard Market Liquidity Fund	2.209%		263,874	26,387

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	10/1/18 (Dated 9/28/18, Repurchase Value
	$1,100,000, collateralized by Federal Farm
	Credit Bank, 3.14%, 4/18/36, with a value of
	$1,122,000)	2.270%	10/1/18	1,100	1,100

	U.S. Government and Agency Obligations (0.2%)
6	United States Treasury Bill	1.934%	10/11/18	588	588
6	United States Treasury Bill	2.077%	1/3/19	500	497
6	United States Treasury Bill	2.314%	2/28/19	450	446
					1,531
	Total Temporary Cash Investments (Cost $29,023)				29,018
	Total Investments (100.1%) (Cost $481,139)				708,303
	Other Assets and Liabilities-Net (-0.1%)5				(761)
	Net Assets (100%)				707,542

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $214,000.
§	Security value determined using significant unobservable inputs.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.5% and 0.6%, respectively, of net assets.
2	Restricted securities totaling $7,399,000, representing 1.0% of net assets. See Restricted Securities table for additional information.
3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $222,000 of collateral received for securities on loan.
6	Securities with a value of $1,283,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date		($000)
Uber Technologies PP	June 2014		1,156
WeWork Pfd. D1 PP	December 2014		332
WeWork Pfd. D2 PP	December 2014		261
WeWork Class A PP	December 2014		24
Pinterest Prf G PP	March 2015		893
Airbnb Inc.	June 2015		928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
			Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	169	24,666	55

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts,

Growth Portfolio

or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

Growth Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	669,559	2,327	91
Preferred Stocks	—	—	7,308
Temporary Cash Investments	26,387	2,631	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	695,938	4,958	7,399
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2018. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2017	76	7,413
Sales	(— )	(1,005)
Net Realized Gain (Loss)	—	532
Change in Unrealized Appreciation (Depreciation)	15	368
Balance as of September 30, 2018	91	7,308

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018, was $383,000.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of September 30, 2018:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	9/30/2018 ($000)			Range/Weighted Avg.

Common Stocks	91	Target Event[2]	Weighted Average	25% at $94.25
			Price –
				75% at $51.81
			Series G and H Shares

Preferred Stocks	2,224	Target Event	Weighted Average	25% at $94.25
			Price –
				75% at $51.81
			Series G and H Shares

Growth Portfolio

3,237	Last Bid Price[1]	Average Secondary	$43.45
		Market Bids

1,153	Comparable	Enterprise	6.88x-8.05x
	Company Approach[3]	Value/Revenue
		Projections Multiples

		Liquidity Discount	10%

		Weighted IPO	50%/50%
		Probability

694	Comparable	Enterprise Value/Next	5.7x
	Company Approach	12 Month Revenue
		Multiple

		Liquidity Discount	10%

		IPO/M&A Probability	75%-25%

1 During the period ended September 30, 2018, the valuation technique was changed from Target Event to Last Bid Price. This was considered to be a more relevant measure of fair value for this investment.

2 During the period ended June 30, 2018, the valuation technique was changed from Recent Market Transaction to Target Event. This was considered to be a more relevant measure of fair value for this investment.

3 During the period ended June 30, 2018, the valuation technique was changed from Recent Market Transaction to Company Comparable. This was considered to be a more relevant measure of fair value for this investment.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

	International Portfolio

	Schedule of Investments (unaudited)
	As of September 30, 2018

			Market
			Value
		Shares	($000)
	Common Stocks (96.2%)1
	Australia (0.5%)
	Brambles Ltd.	2,093,620	16,489

	Austria (0.4%)
	Erste Group Bank AG	318,110	13,207

	Belgium (1.3%)
	Umicore SA	846,019	47,258

	Brazil (0.7%)
	Telefonica Brasil SA Preference Shares	850,511	8,256
	Raia Drogasil SA	451,274	8,093
	B3 SA - Brasil Bolsa Balcao	1,354,430	7,848
			24,197
	Canada (1.2%)
	Toronto-Dominion Bank	380,089	23,097
	Nutrien Ltd.	349,649	20,189
			43,286
	China (16.2%)
*	Alibaba Group Holding Ltd. ADR	1,014,519	167,152
	Tencent Holdings Ltd.	3,727,300	152,189
*	Baidu Inc. ADR	406,655	92,994
	Ping An Insurance Group Co. of China Ltd.	3,489,500	35,349
*	TAL Education Group ADR	1,193,376	30,682
*	Ctrip.com International Ltd. ADR	810,093	30,111
*,§,2	Meituan Dianping	2,083,522	16,468
	China Pacific Insurance Group Co. Ltd.	3,443,400	13,232
	China Mobile Ltd.	1,246,000	12,250
*,^	NIO Inc. ADR	1,659,408	11,583
*,^	iQIYI Inc. ADR	411,415	11,137
*	Meituan Dianping Class B	1,217,561	10,693
	China Mengniu Dairy Co. Ltd.	2,008,000	6,675
			590,515
	Denmark (2.6%)
*	Genmab A/S	258,566	40,614
	Chr Hansen Holding A/S	163,100	16,536
*	Ambu A/S Class B	517,256	12,415
	Novozymes A/S	225,473	12,367
	Vestas Wind Systems A/S	176,852	11,947
			93,879
	France (6.5%)
	L'Oreal SA	261,940	63,151
	Kering SA	100,097	53,688
	Schneider Electric SE	488,715	39,243
	TOTAL SA	528,249	34,347
	EssilorLuxottica SA	205,605	30,434
	Vivendi SA	708,475	18,220
			239,083

Germany (7.2%)
*,3	Zalando SE	1,013,535	39,385
	BASF SE	442,778	39,289
	Bayerische Motoren Werke AG	325,292	29,306
*,3	Delivery Hero SE	595,180	28,580
	Continental AG	115,459	20,061
	adidas AG	74,463	18,211
	SAP SE	123,064	15,133
	Infineon Technologies AG	602,611	13,713
*	HelloFresh SE	1,072,370	13,676
	Linde AG- Tender Line	54,849	12,953
	HeidelbergCement AG	115,527	9,024
*,3	Rocket Internet SE	278,557	8,718
*	MorphoSys AG	67,732	7,246
*,2	Home24 SE (Restricted)	115,713	2,803
*,^	AIXTRON SE	274,000	2,769
*	Home24 SE	78,834	2,094
			262,961
Hong Kong (4.3%)
	AIA Group Ltd.	13,531,400	120,658
	Jardine Matheson Holdings Ltd.	334,998	21,017
	Hong Kong Exchanges & Clearing Ltd.	490,260	14,009
			155,684
India (1.7%)
	Housing Development Finance Corp. Ltd.	1,021,362	24,723
	HDFC Bank Ltd.	737,603	20,374
	Zee Entertainment Enterprises Ltd.	2,007,585	12,157
*,§,2	ANI Technologies	19,170	3,576
			60,830
Indonesia (0.3%)
	Bank Central Asia Tbk PT	6,883,900	11,150

Israel (0.4%)
*	Check Point Software Technologies Ltd.	114,914	13,522

Italy (2.6%)
	Ferrari NV	519,887	71,411
*	Fiat Chrysler Automobiles NV	1,376,016	24,065
	Intesa Sanpaolo SPA (Registered)	484,687	1,235
			96,711
Japan (11.7%)
	SoftBank Group Corp.	636,400	63,576
	M3 Inc.	2,617,200	59,354
	SMC Corp.	142,200	45,514
	Nidec Corp.	187,500	26,962
	Recruit Holdings Co. Ltd.	796,400	26,601
	Nintendo Co. Ltd.	70,800	25,759
	Bridgestone Corp.	583,500	22,052
	Sekisui Chemical Co. Ltd.	1,071,500	19,760
	Kubota Corp.	1,156,000	19,639
	Keyence Corp.	32,700	18,995
	Pigeon Corp.	319,600	18,011
	Toyota Motor Corp.	278,200	17,333
	SBI Holdings Inc.	477,700	14,828
	ORIX Corp.	714,300	11,566
	Murata Manufacturing Co. Ltd.	75,200	11,555

	Suzuki Motor Corp.	162,000	9,284
	Shiseido Co. Ltd.	110,800	8,581
	KDDI Corp.	290,900	8,025
			427,395
	Netherlands (3.4%)
	ASML Holding NV	661,553	124,211

	Norway (0.8%)
	DNB ASA	761,501	16,026
	Norsk Hydro ASA	2,488,021	14,920
			30,946
	Other (0.4%)
4	Vanguard FTSE All-World ex-US ETF	298,796	15,552

	Portugal (0.1%)
	Jeronimo Martins SGPS SA	343,323	5,060

	Singapore (0.3%)
	Oversea-Chinese Banking Corp. Ltd.	1,237,500	10,355

	South Korea (2.3%)
*,^	Celltrion Inc.	174,387	46,735
	Samsung Electronics Co. Ltd.	526,566	22,037
	Samsung SDI Co. Ltd.	42,268	9,844
	NAVER Corp.	11,104	7,167
			85,783
	Spain (3.2%)
	Industria de Diseno Textil SA	2,100,029	63,446
	Banco Bilbao Vizcaya Argentaria SA	7,820,524	49,585
^	Distribuidora Internacional de Alimentacion SA	1,347,136	3,122
			116,153
	Sweden (5.4%)
	Svenska Handelsbanken AB Class A	3,750,234	47,297
*	Spotify Technology SA	259,899	46,997
	Kinnevik AB	1,012,007	30,559
*	Atlas Copco AB Class A	951,093	27,352
	Assa Abloy AB Class B	734,398	14,720
	SKF AB	631,781	12,432
*	Epiroc AB Class A	951,093	10,621
	Elekta AB Class B	668,047	8,982
			198,960
	Switzerland (3.3%)
	Nestle SA	517,421	43,068
	UBS Group AG	1,488,348	23,499
	Novartis AG	261,686	22,526
	Lonza Group AG	61,526	21,048
	Cie Financiere Richemont SA	146,605	11,953
			122,094

	Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			5,008,000	42,736

	Thailand (0.5%)
	Kasikornbank PCL			2,603,700	17,390

	Turkey (0.1%)
	Turkiye Garanti Bankasi AS			3,849,886	4,908

	United Kingdom (7.9%)
	Rolls-Royce Holdings plc			4,382,443	56,381
	Diageo plc			954,152	33,804
	Royal Dutch Shell plc Class A			784,415	26,875
	Reckitt Benckiser Group plc			273,360	24,972
	BHP Billiton plc			1,088,172	23,746
	AstraZeneca plc			286,050	22,296
	GlaxoSmithKline plc			1,065,895	21,376
	Aviva plc			2,939,057	18,753
	Burberry Group plc			682,223	17,915
*	Ocado Group plc			1,403,300	16,440
	Vodafone Group plc			7,119,739	15,255
	Whitbread plc			204,258	12,554
					290,367
	United States (9.7%)
*	Amazon.com Inc.			74,018	148,258
*	Illumina Inc.			223,073	81,881
	MercadoLibre Inc.			153,825	52,373
*,^	Tesla Inc.			178,353	47,222
*	Booking Holdings Inc.			7,083	14,053
	Philip Morris International Inc.			140,393	11,448
					355,235
	Total Common Stocks (Cost $2,592,831)				3,515,917
	Preferred Stocks (0.3%)
	*,§,2,5 CureVac GmbH			1,452	3,960
	*,§,2,5 You & Mr. Jones			5,200,000	5,928
	Total Preferred Stocks (Cost $8,759)				9,888
		Coupon
	Temporary Cash Investments (4.9%)1
	Money Market Fund (4.6%)
	6,7 Vanguard Market Liquidity Fund	2.209%		1,692,954	169,295

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
8	United States Treasury Bill	1.934%	10/11/18	3,700	3,698
	United States Treasury Bill	1.986%	10/18/18	1,500	1,499
	United States Treasury Bill	2.022%	11/15/18	800	798
	United States Treasury Bill	2.033%	11/23/18	1,000	997
8	United States Treasury Bill	2.123%	12/13/18	2,000	1,991
					8,983
	Total Temporary Cash Investments (Cost $178,295)				178,278

Total Investments (101.4%) (Cost $2,779,885)	3,704,083
Other Assets and Liabilities-Net (-1.4%)7,9	(50,159)
Net Assets (100%)	3,653,924

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,458,000.
§	Security value determined using significant unobservable inputs.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 2.5%, respectively, of net assets.
2	Restricted securities totaling $32,735,000, representing 0.9% of net assets. See Restricted Securities table for additional information.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $76,683,000, representing 2.1% of net assets.
4	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
5	Perpetual security with no stated maturity date.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes $75,907,000 of collateral received for securities on loan.
8	Securities with a value of $4,493,000 have been segregated as initial margin for open futures contracts.
9	Cash of $570,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition Cost
Security Name	Acquisition Date		($000)
HOME 24 SE (Restricted)	June 2015		7,610
You & Mr. Jones	September 2015		5,200
CureVac GmbH	October 2015		3,559
ANI Technologies	December 2015		5,969
Meituan Dianping	December 2015		8,044

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
	Long (Short)		Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2018	781	30,713	420
Topix Index	December 2018	145	23,195	1,752
FTSE 100 Index	December 2018	175	17,076	435
S&P ASX 200 Index	December 2018	140	15,671	101
				2,708

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	12/28/18	EUR	31,613	USD	37,086	(91)
BNP Paribas	12/28/18	EUR	27,940	USD	32,842	(144)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	3,000,935	USD	27,114	(527)
BNP Paribas	12/28/18	GBP	15,281	USD	20,018	(10)
JPMorgan Chase Bank, N.A.	12/27/18	AUD	25,772	USD	18,502	142
Citibank, N.A.	12/27/18	AUD	25,489	USD	18,401	37
BNP Paribas	12/18/18	JPY	1,972,767	USD	17,828	(349)
Toronto-Dominion Bank	12/28/18	GBP	13,135	USD	17,480	(282)
Morgan Stanley Capital	12/28/18	EUR	9,286	USD	10,909	(42)
Services LLC
Morgan Stanley Capital	12/27/18	AUD	5,896	USD	4,256	10
Services LLC
Citibank, N.A.	12/28/18	USD	36,212	EUR	30,579	426
Toronto-Dominion Bank	12/28/18	USD	20,127	GBP	15,281	118
BNP Paribas	12/27/18	USD	18,708	AUD	25,772	65
JPMorgan Chase Bank, N.A.	12/28/18	USD	13,902	EUR	11,818	72
JPMorgan Chase Bank, N.A.	12/18/18	USD	12,718	JPY	1,414,550	184
Citibank, N.A.	12/18/18	USD	10,962	JPY	1,222,900	127
JPMorgan Chase Bank, N.A.	12/27/18	USD	6,681	AUD	9,244	(6)
Citibank, N.A.	12/27/18	USD	1,011	AUD	1,393	3
Goldman Sachs International	12/28/18	USD	960	GBP	729	6
						(261)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

					Level 1	Level 2		Level 3
Investments					($000)		($000)	($000)
Common Stocks—North and South America					422,718		—	—
Common Stocks—Other					419,730	2,653,425		20,044
Preferred Stocks					—		—	9,888
Temporary Cash Investments					169,295		8,983	—
Futures Contracts—Assets[1]					246		—	—
Futures Contracts—Liabilities[1]					(507)		—	—
Forward Currency Contracts—Assets					—		1,190	—
Forward Currency Contracts—Liabilities					—	(1,451)		—
Total				1,011,482		2,662,147		29,932
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	94,426	NA1	NA1	32	(11)	1,482	—	169,295
Vanguard FTSE All-
World ex-US ETF Shares	16,350	—	—	—	(798)	230	—	15,552
Total	110,776			32	(809)	1,712	—	184,847

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)1
Consumer Discretionary (17.8%)
*	ServiceMaster Global Holdings Inc.	411,568	25,530
*,^ Sally Beauty Holdings Inc.		1,334,654	24,544
	Hanesbrands Inc.	1,164,331	21,459
*	Grand Canyon Education Inc.	183,669	20,718
*	Skechers U.S.A. Inc. Class A	740,716	20,688
	Carter's Inc.	192,376	18,968
	Polaris Industries Inc.	169,727	17,134
	Cinemark Holdings Inc.	306,878	12,336
	Monro Inc.	169,922	11,827
	Wolverine World Wide Inc.	299,918	11,712
	National CineMedia Inc.	989,304	10,477
*	Under Armour Inc.	456,773	8,889
*	Deckers Outdoor Corp.	70,489	8,359
	World Wrestling Entertainment Inc. Class A	78,151	7,560
	Tailored Brands Inc.	291,975	7,355
*,^ RH		54,991	7,204
*	Weight Watchers International Inc.	98,060	7,059
	BJ's Restaurants Inc.	97,190	7,017
*	Planet Fitness Inc. Class A	128,698	6,954
	PulteGroup Inc.	274,998	6,812
	Dunkin' Brands Group Inc.	89,705	6,613
*	Crocs Inc.	302,744	6,445
*	Urban Outfitters Inc.	156,499	6,401
	Domino's Pizza Inc.	20,825	6,139
	Bloomin' Brands Inc.	302,228	5,981
^	Brinker International Inc.	126,059	5,891
*	NVR Inc.	2,216	5,475
*	Helen of Troy Ltd.	40,383	5,286
*	Shake Shack Inc. Class A	76,177	4,800
	Dick's Sporting Goods Inc.	128,522	4,560
*	Penn National Gaming Inc.	136,973	4,509
*	MCBC Holdings Inc.	122,344	4,390
	Red Rock Resorts Inc. Class A	163,448	4,356
	Lear Corp.	29,297	4,248
*	Five Below Inc.	32,483	4,225
	Churchill Downs Inc.	13,520	3,754
	H&R Block Inc.	142,780	3,677
*	Boot Barn Holdings Inc.	120,500	3,423
	New York Times Co. Class A	140,892	3,262
	Dine Brands Global Inc.	36,060	2,932
	Vail Resorts Inc.	10,456	2,869
*	Chegg Inc.	96,264	2,737
	Winnebago Industries Inc.	82,112	2,722
	Movado Group Inc.	64,294	2,694
*	Sleep Number Corp.	71,303	2,622
*	Farfetch Ltd. Class A	81,854	2,229
	Ruth's Hospitality Group Inc.	68,202	2,152
*	Burlington Stores Inc.	13,203	2,151
*	G-III Apparel Group Ltd.	43,572	2,100

*	Fossil Group Inc.	89,650	2,087
*	Live Nation Entertainment Inc.	36,804	2,005
	Nordstrom Inc.	32,150	1,923
*	Madison Square Garden Co. Class A	6,082	1,918
	Tilly's Inc. Class A	99,062	1,877
*	Zumiez Inc.	68,938	1,816
*	tronc Inc.	111,073	1,814
	Tenneco Inc.	35,152	1,481
	Children's Place Inc.	11,408	1,458
*	SeaWorld Entertainment Inc.	45,669	1,435
^	PetMed Express Inc.	40,275	1,329
	Gentex Corp.	56,630	1,215
*,^ Conn's Inc.		33,989	1,201
	KB Home	48,785	1,166
*	Career Education Corp.	66,754	997
	American Eagle Outfitters Inc.	37,789	938
	Entravision Communications Corp. Class A	191,031	936
*	ZAGG Inc.	62,372	920
*	Cambium Learning Group Inc.	76,574	907
	Dana Inc.	38,388	717
*	America's Car-Mart Inc.	8,910	697
*	Visteon Corp.	6,349	590
	Six Flags Entertainment Corp.	8,255	576
*	Denny's Corp.	37,567	553
*	Cooper-Standard Holdings Inc.	4,226	507
			412,308
Consumer Staples (1.3%)
	Medifast Inc.	35,492	7,863
	Casey's General Stores Inc.	40,006	5,165
	Cal-Maine Foods Inc.	74,985	3,622
	Calavo Growers Inc.	34,971	3,378
*	Boston Beer Co. Inc. Class A	11,718	3,369
*	BJ's Wholesale Club Holdings Inc.	121,767	3,261
*	USANA Health Sciences Inc.	17,131	2,065
*	Chefs' Warehouse Inc.	32,233	1,172
*	Post Holdings Inc.	9,735	955
*	US Foods Holding Corp.	16,397	505
			31,355
Energy (1.2%)
*	W&T Offshore Inc.	501,672	4,836
*	RigNet Inc.	221,753	4,513
*	Renewable Energy Group Inc.	150,844	4,344
*	ProPetro Holding Corp.	182,444	3,008
*	Solaris Oilfield Infrastructure Inc. Class A	81,426	1,538
*	CONSOL Energy Inc.	34,669	1,415
*	Carrizo Oil & Gas Inc.	55,802	1,406
*	Denbury Resources Inc.	209,936	1,302
^	Liberty Oilfield Services Inc. Class A	55,440	1,196
*	Northern Oil and Gas Inc.	286,755	1,147
^	Mammoth Energy Services Inc.	39,339	1,145
*	Nine Energy Service Inc.	32,747	1,001
	Delek US Holdings Inc.	19,555	830
			27,681
Financials (4.9%)
	LPL Financial Holdings Inc.	390,167	25,170
	WisdomTree Investments Inc.	927,304	7,863

	Primerica Inc.	62,676	7,556
*	Green Dot Corp. Class A	73,998	6,572
	Evercore Inc. Class A	63,776	6,413
	Universal Insurance Holdings Inc.	130,094	6,316
	MSCI Inc. Class A	34,659	6,149
*	SVB Financial Group	18,685	5,808
	Synovus Financial Corp.	102,031	4,672
	Cadence BanCorp Class A	176,921	4,621
*	Bank OZK	119,406	4,533
	Bank of NT Butterfield & Son Ltd.	87,296	4,527
*	NMI Holdings Inc. Class A	159,638	3,616
	Greenhill & Co. Inc.	114,421	3,015
	Walker & Dunlop Inc.	51,895	2,744
*	Enova International Inc.	89,718	2,584
	Santander Consumer USA Holdings Inc.	94,054	1,885
	Enterprise Financial Services Corp.	33,518	1,778
*	Blucora Inc.	35,086	1,412
	East West Bancorp Inc.	18,660	1,126
*	Credit Acceptance Corp.	2,175	953
^	Heritage Insurance Holdings Inc.	63,360	939
*	Regional Management Corp.	31,607	911
	Virtu Financial Inc. Class A	43,666	893
*	Axos Financial Inc.	20,497	705
	Preferred Bank	8,939	523
			113,284
Health Care (20.0%)
*	Syneos Health Inc.	304,663	15,705
	STERIS plc	127,723	14,611
*	WellCare Health Plans Inc.	40,204	12,885
*	MEDNAX Inc.	260,427	12,152
*	Prestige Consumer Healthcare Inc.	316,419	11,989
*	DexCom Inc.	76,581	10,954
*	Veeva Systems Inc. Class A	98,378	10,710
*	athenahealth Inc.	72,712	9,714
*	Catalent Inc.	207,590	9,456
	Encompass Health Corp.	114,390	8,917
	Cooper Cos. Inc.	31,773	8,806
*	ICU Medical Inc.	31,092	8,791
*	Inogen Inc.	35,595	8,689
*	Charles River Laboratories International Inc.	61,394	8,260
*	Amedisys Inc.	65,264	8,155
*	Medidata Solutions Inc.	105,917	7,765
*	Spectrum Pharmaceuticals Inc.	454,805	7,641
*	HealthEquity Inc.	80,585	7,608
*	PRA Health Sciences Inc.	67,074	7,391
	Chemed Corp.	22,657	7,241
*	Nevro Corp.	123,675	7,049
*,^ Immunomedics Inc.		336,282	7,005
*	Genomic Health Inc.	95,052	6,675
*	DBV Technologies SA ADR	292,559	6,571
*	Haemonetics Corp.	56,827	6,511
*	AxoGen Inc.	171,610	6,324
*	Tenet Healthcare Corp.	214,616	6,108
*	ABIOMED Inc.	13,419	6,035
*	Heron Therapeutics Inc.	187,615	5,938
*	Atara Biotherapeutics Inc.	143,089	5,917
*	Exact Sciences Corp.	74,858	5,908

*	Insulet Corp.	54,226	5,745
*	Masimo Corp.	43,993	5,479
*	Agios Pharmaceuticals Inc.	70,150	5,410
*	Neurocrine Biosciences Inc.	42,953	5,281
*	Revance Therapeutics Inc.	205,268	5,101
*	Medpace Holdings Inc.	84,186	5,044
*	Acorda Therapeutics Inc.	250,366	4,920
*	Loxo Oncology Inc.	27,731	4,737
*	Sage Therapeutics Inc.	33,508	4,733
*	Endo International plc	278,462	4,686
	Bruker Corp.	139,280	4,659
*	Seattle Genetics Inc.	56,259	4,339
*	Omnicell Inc.	60,049	4,318
*	Halozyme Therapeutics Inc.	235,715	4,283
*	Vanda Pharmaceuticals Inc.	185,139	4,249
*	Alkermes plc	98,863	4,196
*,^ Viking Therapeutics Inc.		239,693	4,175
*	Molina Healthcare Inc.	27,190	4,043
*	Enanta Pharmaceuticals Inc.	45,451	3,884
*	Emergent BioSolutions Inc.	57,650	3,795
*	Ionis Pharmaceuticals Inc.	73,068	3,769
*	Tivity Health Inc.	115,083	3,700
*	Myriad Genetics Inc.	77,998	3,588
*	REGENXBIO Inc.	43,760	3,304
*	Mettler-Toledo International Inc.	5,291	3,222
*	Akebia Therapeutics Inc.	347,727	3,070
*	STAAR Surgical Co.	63,752	3,060
*	Addus HomeCare Corp.	43,081	3,022
*	Sangamo Therapeutics Inc.	173,274	2,937
*	Surmodics Inc.	39,017	2,913
*	IQVIA Holdings Inc.	22,260	2,888
*	MacroGenics Inc.	131,896	2,828
*	PTC Therapeutics Inc.	59,267	2,786
*	Align Technology Inc.	6,677	2,612
	Phibro Animal Health Corp. Class A	59,913	2,570
*	Nektar Therapeutics Class A	41,530	2,532
*	Assertio Therapeutics Inc.	423,834	2,492
*	Pacira Pharmaceuticals Inc.	49,040	2,410
*	CareDx Inc.	80,297	2,317
*	Endologix Inc.	1,123,909	2,147
*	IntriCon Corp.	37,643	2,116
	LeMaitre Vascular Inc.	50,977	1,975
*	Madrigal Pharmaceuticals Inc.	8,543	1,829
	Luminex Corp.	60,247	1,826
*	Endocyte Inc.	102,499	1,820
*	ImmunoGen Inc.	191,721	1,816
*	Concert Pharmaceuticals Inc.	116,178	1,724
	Ensign Group Inc.	42,585	1,615
*	Novavax Inc.	855,564	1,608
*	CytomX Therapeutics Inc.	85,268	1,577
*	FibroGen Inc.	25,916	1,574
*	ArQule Inc.	275,195	1,558
*	Array BioPharma Inc.	94,475	1,436
*	CorVel Corp.	22,009	1,326
*	Providence Service Corp.	18,656	1,255
*,^ Insys Therapeutics Inc.		122,838	1,238
*	Vericel Corp.	85,822	1,214

*	Ligand Pharmaceuticals Inc.	4,176	1,146
*	Triple-S Management Corp. Class B	54,163	1,023
*	Tandem Diabetes Care Inc.	23,580	1,010
*	Pieris Pharmaceuticals Inc.	162,811	912
*	Natera Inc.	37,330	894
*	Conatus Pharmaceuticals Inc.	152,005	882
*	Orthofix Medical Inc.	15,115	874
*,^ TransEnterix Inc.		149,522	867
*	NanoString Technologies Inc.	46,499	829
*,^ MiMedx Group Inc.		121,030	748
*	Tactile Systems Technology Inc.	10,424	741
*	NewLink Genetics Corp.	302,850	724
*	Mirati Therapeutics Inc.	14,266	672
*	Amicus Therapeutics Inc.	54,668	661
*	Jounce Therapeutics Inc.	99,674	648
*	Intellia Therapeutics Inc.	20,542	588
*	Exelixis Inc.	31,765	563
*	Voyager Therapeutics Inc.	28,994	549
*	Corium International Inc.	53,950	513
*	Epizyme Inc.	44,354	470
*,^ Sorrento Therapeutics Inc.		81,463	358
			461,904
Industrials (22.3%)
*	Sensata Technologies Holding plc	586,850	29,078
*	TriNet Group Inc.	490,948	27,650
	MSC Industrial Direct Co. Inc. Class A	235,568	20,756
*	Clean Harbors Inc.	287,659	20,591
*	Kirby Corp.	240,315	19,766
	Multi-Color Corp.	309,132	19,244
*	Middleby Corp.	134,436	17,389
	Kennametal Inc.	383,742	16,716
	John Bean Technologies Corp.	137,410	16,393
	Forward Air Corp.	228,599	16,391
	Heartland Express Inc.	821,384	16,206
	ABM Industries Inc.	464,790	14,990
	HEICO Corp. Class A	197,149	14,885
*	Cimpress NV	105,866	14,462
	Tennant Co.	178,701	13,572
	Allegion plc	147,081	13,321
	Woodward Inc.	143,655	11,616
	Huntington Ingalls Industries Inc.	41,471	10,620
	Allison Transmission Holdings Inc.	191,969	9,984
	Ritchie Bros Auctioneers Inc.	247,058	8,926
*	Evoqua Water Technologies Corp.	447,135	7,950
*	Harsco Corp.	271,000	7,737
*	Generac Holdings Inc.	135,861	7,664
*	Aerovironment Inc.	67,842	7,610
	Spirit AeroSystems Holdings Inc. Class A	81,805	7,499
*	HD Supply Holdings Inc.	170,342	7,289
	Wabtec Corp.	68,490	7,183
	Robert Half International Inc.	96,949	6,823
*	Proto Labs Inc.	39,199	6,340
*	United Rentals Inc.	36,412	5,957
	ArcBest Corp.	119,205	5,787
*	Continental Building Products Inc.	149,010	5,595
	EMCOR Group Inc.	70,777	5,316
*	PGT Innovations Inc.	232,118	5,014

Comfort Systems USA Inc.	76,758	4,329
Hillenbrand Inc.	77,712	4,064
Simpson Manufacturing Co. Inc.	54,277	3,933
Insperity Inc.	31,115	3,670
* Atkore International Group Inc.	137,947	3,660
* Casella Waste Systems Inc. Class A	110,333	3,427
IDEX Corp.	22,626	3,409
Kforce Inc.	84,984	3,195
Graco Inc.	68,941	3,195
* Meritor Inc.	159,512	3,088
* TrueBlue Inc.	115,937	3,020
Global Brass & Copper Holdings Inc.	80,156	2,958
H&E Equipment Services Inc.	77,888	2,943
* Aerojet Rocketdyne Holdings Inc.	82,919	2,818
* Gardner Denver Holdings Inc.	97,885	2,774
* XPO Logistics Inc.	23,251	2,655
* Herc Holdings Inc.	48,809	2,499
Rush Enterprises Inc. Class A	60,359	2,373
* SP Plus Corp.	57,789	2,109
Systemax Inc.	60,482	1,992
Covanta Holding Corp.	122,362	1,988
Albany International Corp.	23,835	1,895
Greenbrier Cos. Inc.	28,526	1,714
Korn/Ferry International	33,777	1,663
* Milacron Holdings Corp.	80,403	1,628
Kaman Corp.	24,361	1,627
* Gates Industrial Corp. plc	72,513	1,414
* SPX FLOW Inc.	25,399	1,321
Advanced Drainage Systems Inc.	41,771	1,291
* Copart Inc.	24,519	1,263
* Echo Global Logistics Inc.	38,736	1,199
* SPX Corp.	34,421	1,147
Kimball International Inc. Class B	64,327	1,078
* Vicor Corp.	23,286	1,071
* NCI Building Systems Inc.	68,178	1,033
* Avis Budget Group Inc.	31,944	1,027
DMC Global Inc.	24,122	984
Barrett Business Services Inc.	14,205	949
Spartan Motors Inc.	60,825	897
McGrath RentCorp	15,529	846
* CAI International Inc.	34,920	799
Old Dominion Freight Line Inc.	3,695	596
		515,861
Information Technology (23.6%)
CDW Corp.	320,317	28,483
* Trimble Inc.	619,808	26,937
LogMeIn Inc.	247,387	22,042
* Advanced Micro Devices Inc.	676,600	20,900
Shutterstock Inc.	306,298	16,718
SS&C Technologies Holdings Inc.	262,333	14,908
* Euronet Worldwide Inc.	138,827	13,913
* Fortinet Inc.	149,055	13,753
j2 Global Inc.	165,577	13,718
* CyberArk Software Ltd.	167,680	13,388
* Zebra Technologies Corp.	63,885	11,297
Presidio Inc.	696,244	10,618
Belden Inc.	142,459	10,173

*	Aspen Technology Inc.	85,298	9,716
	Booz Allen Hamilton Holding Corp. Class A	194,828	9,669
*	Cadence Design Systems Inc.	210,937	9,560
	Switch Inc.	862,880	9,319
*	2U Inc.	123,528	9,288
*,^ Match Group Inc.		160,301	9,283
	Sabre Corp.	342,929	8,944
*	RingCentral Inc. Class A	95,406	8,877
*	Cornerstone OnDemand Inc.	150,628	8,548
*	Gartner Inc.	53,102	8,417
*	New Relic Inc.	88,071	8,299
*	RealPage Inc.	122,483	8,072
*,^ 3D Systems Corp.		426,324	8,057
	Science Applications International Corp.	98,694	7,955
*	Atlassian Corp. plc Class A	81,165	7,803
*	Cargurus Inc.	133,143	7,415
*	Carbonite Inc.	205,268	7,318
*	Workiva Inc.	182,652	7,215
*	Five9 Inc.	162,698	7,108
*	Appfolio Inc.	87,981	6,898
	Broadridge Financial Solutions Inc.	51,063	6,738
*	Unisys Corp.	321,172	6,552
*	ON Semiconductor Corp.	334,865	6,171
	MAXIMUS Inc.	92,411	6,012
*	Glu Mobile Inc.	804,761	5,995
*	Square Inc.	58,970	5,839
*	Fair Isaac Corp.	23,698	5,416
*	FireEye Inc.	309,690	5,265
*	Descartes Systems Group Inc.	153,455	5,202
*	Hortonworks Inc.	221,930	5,062
*	Stratasys Ltd.	215,814	4,987
*	Box Inc.	208,055	4,975
*	GrubHub Inc.	34,819	4,827
	Plantronics Inc.	77,428	4,669
*	ChannelAdvisor Corp.	357,097	4,446
*	Nanometrics Inc.	109,274	4,100
^	Ubiquiti Networks Inc.	40,144	3,969
*	Stamps.com Inc.	17,514	3,962
*	Pure Storage Inc. Class A	150,951	3,917
*	Cardtronics plc Class A	115,657	3,659
	Versum Materials Inc.	100,942	3,635
*	Apptio Inc. Class A	94,154	3,480
*	Diodes Inc.	102,787	3,422
*	SMART Global Holdings Inc.	107,646	3,094
*	Manhattan Associates Inc.	46,378	2,532
*	TechTarget Inc.	125,883	2,445
*	GoDaddy Inc. Class A	24,520	2,045
*	Immersion Corp.	188,367	1,991
	Cabot Microelectronics Corp.	19,249	1,986
*	Everi Holdings Inc.	205,935	1,888
	MKS Instruments Inc.	23,447	1,879
*	Care.com Inc.	84,299	1,864
*	Endurance International Group Holdings Inc.	210,370	1,851
*	Etsy Inc.	35,298	1,814
*	Nutanix Inc.	41,998	1,794
*	PTC Inc.	15,090	1,602
*	Control4 Corp.	44,904	1,541

*	Altair Engineering Inc. Class A	34,743	1,510
	Entegris Inc.	50,505	1,462
	Travelport Worldwide Ltd.	84,640	1,428
*	Pandora Media Inc.	147,078	1,399
*	Lattice Semiconductor Corp.	166,414	1,331
*	eGain Corp.	156,474	1,267
*	Synaptics Inc.	26,201	1,195
	TTEC Holdings Inc.	44,006	1,140
*	ePlus Inc.	12,058	1,118
*	SPS Commerce Inc.	11,249	1,116
*	Rosetta Stone Inc.	51,589	1,026
*	A10 Networks Inc.	168,134	1,022
*	Arista Networks Inc.	3,216	855
*	Virtusa Corp.	15,286	821
*	Avid Technology Inc.	137,266	814
	Cohu Inc.	31,239	784
*	Sykes Enterprises Inc.	22,849	697
*	PFSweb Inc.	73,268	542
*,^ Ichor Holdings Ltd.		25,992	531
			545,293
Materials (3.0%)
	Graphic Packaging Holding Co.	794,235	11,127
	Sealed Air Corp.	174,450	7,004
	Louisiana-Pacific Corp.	226,604	6,003
	Boise Cascade Co.	153,018	5,631
	Huntsman Corp.	179,018	4,875
	Westlake Chemical Corp.	52,413	4,356
	Steel Dynamics Inc.	88,810	4,013
	Chemours Co.	100,510	3,964
*	Cleveland-Cliffs Inc.	274,045	3,469
	WR Grace & Co.	47,368	3,385
	Greif Inc. Class A	60,948	3,270
	Packaging Corp. of America	29,162	3,199
*	Verso Corp.	90,469	3,046
	Myers Industries Inc.	72,556	1,687
*	Ingevity Corp.	11,364	1,158
	Avery Dennison Corp.	9,717	1,053
*	AdvanSix Inc.	27,190	923
	PolyOne Corp.	13,785	603
			68,766
Other (0.0%)
*,§ NuPathe Inc. CVR		345,900	—

Real Estate (1.6%)
	Ryman Hospitality Properties Inc.	92,609	7,980
	National Storage Affiliates Trust	257,776	6,558
	CubeSmart	190,597	5,438
	Life Storage Inc.	37,362	3,555
	National Health Investors Inc.	41,852	3,164
	EastGroup Properties Inc.	28,865	2,760
*	Marcus & Millichap Inc.	58,037	2,015
	Taubman Centers Inc.	31,045	1,857
	RMR Group Inc. Class A	18,859	1,750
	Gaming and Leisure Properties Inc.	28,205	994
	Universal Health Realty Income Trust	11,100	826

*,^ Altisource Portfolio Solutions SA				19,430	626
					37,523
Telecommunication Services (0.5%)
*	Boingo Wireless Inc.			234,713	8,192
*	Vonage Holdings Corp.			135,516	1,919
*	Zayo Group Holdings Inc.			27,865	967
					11,078
Utilities (0.2%)
	NRG Energy Inc.			133,367	4,988
Total Common Stocks (Cost $1,892,597)					2,230,041
		Coupon
Temporary Cash Investments (4.6%)1
Money Market Fund (4.4%)
2,3 Vanguard Market Liquidity Fund		2.209%		1,010,277	101,028

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	1.934%	10/11/18	300	300
4	United States Treasury Bill	2.022%–2.078%	11/15/18	4,200	4,189
4	United States Treasury Bill	2.077%	1/3/19	500	497
					4,986
Total Temporary Cash Investments (Cost $106,030)					106,014
Total Investments (101.0%) (Cost $1,998,627)					2,336,055
Other Assets and Liabilities-Net (-1.0%)3					(23,596)
Net Assets (100%)					2,312,459

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,507,000.
§	Security value determined using significant unobservable inputs.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.0% and 2.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $19,521,000 of collateral received for securities on loan.
4	Securities with a value of $2,670,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	713	60,634	(878)

Small Company Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

Small Company Growth Portfolio

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,230,041	—	—
Temporary Cash Investments	101,028	4,986	—
Futures Contracts—Assets[1]	156	—	—
Total	2,331,225	4,986	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.2%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,490,939	65,572
Vanguard Extended Market Index Admiral Shares	151,113	14,049
		79,621
International Stock Fund (15.7%)
Vanguard Total International Stock Market Index Fund Admiral Shares	1,778,029	51,616

U.S. Bond Fund (42.4%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	12,247,344	139,130

International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Admiral Shares	2,678,700	58,288
Total Investments (100.0%) (Cost $318,911)		328,655
Other Assets and Liabilities-Net (0.0%)		(12)
Net Assets (100%)		328,643

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

Conservative Allocation Portfolio

					Current Period Transactions
			Proceeds					Sept. 30,
	Dec. 31, 2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	209	NA1	NA1	—	—	—	—	—
Vanguard Extended
Market Index Fund	12,933	545	702	223	1,050	133	—	14,049
Vanguard Variable
Insurance Fund-
Equity Index
Portfolio	60,375	18,444	17,694	4,113	334	1,047	1,019	65,572
Vanguard Variable
Insurance Fund-
Total Bond Market
Index Portfolio	129,293	28,520	13,233	34	(5,484)	3,007	255	139,130
Vanguard Total
International Bond
Index Fund	54,705	3,976	552	46	113	455	—	58,288
Vanguard Total
International Stock
Index Fund	48,843	9,091	4,031	880	(3,167)	921	—	51,616
Total	306,358	60,576	36,212	5,296	(7,154)	5,563	1,274	328,655
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (13.1%)
*	Amazon.com Inc.	94,752	189,788
	Home Depot Inc.	264,652	54,823
	Walt Disney Co.	343,973	40,224
*	Netflix Inc.	100,745	37,692
	Comcast Corp. Class A	1,057,770	37,456
	McDonald's Corp.	179,404	30,012
	NIKE Inc. Class B	296,178	25,092
*	Booking Holdings Inc.	11,009	21,842
	Lowe's Cos. Inc.	187,601	21,540
	Starbucks Corp.	312,002	17,734
	TJX Cos. Inc.	145,025	16,246
*	Charter Communications Inc. Class A	41,320	13,465
	Twenty-First Century Fox Inc. Class A	244,271	11,317
	Target Corp.	121,704	10,736
	General Motors Co.	303,327	10,213
	Marriott International Inc.Class A	66,621	8,796
	Ross Stores Inc.	87,152	8,637
	Ford Motor Co.	904,781	8,369
	VF Corp.	75,168	7,024
	Dollar General Corp.	61,388	6,710
	Yum! Brands Inc.	73,427	6,675
*	O'Reilly Automotive Inc.	18,657	6,480
	Carnival Corp.	93,325	5,951
	Hilton Worldwide Holdings Inc.	68,995	5,573
	Aptiv plc	61,419	5,153
	Royal Caribbean Cruises Ltd.	39,592	5,145
	Twenty-First Century Fox Inc.	112,257	5,144
*	AutoZone Inc.	6,152	4,772
	CBS Corp. Class B	78,290	4,498
*	Dollar Tree Inc.	54,987	4,484
	Best Buy Co. Inc.	56,315	4,469
*	Ulta Beauty Inc.	13,133	3,705
	Expedia Group Inc.	27,517	3,590
	Omnicom Group Inc.	51,815	3,524
	Genuine Parts Co.	33,918	3,371
	Tapestry Inc.	66,761	3,356
	DR Horton Inc.	79,327	3,346
	MGM Resorts International	118,210	3,299
	Tiffany & Co.	25,207	3,251
	Darden Restaurants Inc.	28,749	3,197
	Lennar Corp. Class A	66,729	3,116
*	CarMax Inc.	40,987	3,061
	Kohl's Corp.	38,751	2,889
	Wynn Resorts Ltd.	22,655	2,879
	Advance Auto Parts Inc.	17,076	2,874
	Hasbro Inc.	26,990	2,837
	Viacom Inc. Class B	81,426	2,749
*	Norwegian Cruise Line Holdings Ltd.	46,954	2,697
*	Mohawk Industries Inc.	14,788	2,593

*	Chipotle Mexican Grill Inc. Class A	5,676	2,580
	PVH Corp.	17,805	2,571
	Tractor Supply Co.	28,146	2,558
	Macy's Inc.	70,623	2,453
*	Discovery Communications Inc.	82,728	2,447
*	Michael Kors Holdings Ltd.	34,559	2,369
*	LKQ Corp.	73,618	2,331
	BorgWarner Inc.	48,150	2,060
	Newell Brands Inc.	100,535	2,041
	Interpublic Group of Cos. Inc.	88,703	2,029
	Garmin Ltd.	28,015	1,962
*	DISH Network Corp. Class A	53,359	1,908
	Whirlpool Corp.	14,815	1,759
	Harley-Davidson Inc.	38,836	1,759
	Ralph Lauren Corp. Class A	12,779	1,758
	L Brands Inc.	52,783	1,599
	Nordstrom Inc.	26,546	1,588
	Hanesbrands Inc.	82,535	1,521
	PulteGroup Inc.	60,275	1,493
	News Corp. Class A	112,823	1,488
	Gap Inc.	49,909	1,440
	Foot Locker Inc.	26,978	1,375
	Leggett & Platt Inc.	30,044	1,316
	Goodyear Tire & Rubber Co.	55,141	1,290
*	Mattel Inc.	79,158	1,243
	H&R Block Inc.	48,118	1,239
*	TripAdvisor Inc.	23,617	1,206
*	Discovery Communications Inc. Class A	36,618	1,172
*,^ Under Armour Inc. Class A		42,867	910
*	Under Armour Inc.	44,552	867
	News Corp. Class B	5,000	68
	Lennar Corp. Class B	1,031	40
			744,834
Consumer Staples (6.7%)
	Procter & Gamble Co.	575,761	47,921
	Coca-Cola Co.	885,278	40,891
	PepsiCo Inc.	327,100	36,570
	Walmart Inc.	331,908	31,169
	Philip Morris International Inc.	359,546	29,317
	Altria Group Inc.	436,194	26,307
	Costco Wholesale Corp.	101,472	23,834
	Mondelez International Inc. Class A	338,942	14,561
	Walgreens Boots Alliance Inc.	195,135	14,225
	Colgate-Palmolive Co.	200,772	13,442
	Kimberly-Clark Corp.	80,312	9,127
	Constellation Brands Inc. Class A	38,872	8,382
	Sysco Corp.	110,708	8,109
	Kraft Heinz Co.	143,920	7,931
	Estee Lauder Cos. Inc. Class A	51,868	7,537
	Archer-Daniels-Midland Co.	129,612	6,516
	General Mills Inc.	138,014	5,923
*	Monster Beverage Corp.	92,066	5,366
	Kroger Co.	184,238	5,363
	Clorox Co.	29,587	4,450
	Kellogg Co.	58,618	4,104
	Tyson Foods Inc. Class A	68,318	4,067
	McCormick & Co. Inc.	28,065	3,698

Church & Dwight Co. Inc.	56,988	3,383
Hershey Co.	32,190	3,283
Conagra Brands Inc.	90,274	3,067
JM Smucker Co.	26,195	2,688
Molson Coors Brewing Co. Class B	43,260	2,660
Hormel Foods Corp.	63,020	2,483
Brown-Forman Corp. Class B	39,010	1,972
Campbell Soup Co.	44,216	1,620
Coty Inc. Class A	104,188	1,309
		381,275
Energy (6.0%)
Exxon Mobil Corp.	979,205	83,252
Chevron Corp.	443,137	54,187
ConocoPhillips	268,787	20,804
Schlumberger Ltd.	320,175	19,505
EOG Resources Inc.	133,930	17,085
Occidental Petroleum Corp.	176,845	14,531
Valero Energy Corp.	98,835	11,242
Phillips 66	98,740	11,130
Halliburton Co.	203,549	8,250
Marathon Petroleum Corp.	102,530	8,199
Anadarko Petroleum Corp.	118,609	7,995
Kinder Morgan Inc.	438,984	7,783
Williams Cos. Inc.	279,729	7,606
* Concho Resources Inc.	46,318	7,075
Pioneer Natural Resources Co.	39,447	6,871
ONEOK Inc.	95,112	6,448
Andeavor	32,163	4,937
Devon Energy Corp.	117,723	4,702
Marathon Oil Corp.	197,583	4,600
Apache Corp.	88,689	4,228
Hess Corp.	58,243	4,169
National Oilwell Varco Inc.	88,522	3,814
Noble Energy Inc.	111,272	3,471
Baker Hughes a GE Co.	95,885	3,244
TechnipFMC plc	98,910	3,091
EQT Corp.	61,031	2,699
HollyFrontier Corp.	37,500	2,621
Cabot Oil & Gas Corp.	102,024	2,298
Cimarex Energy Co.	22,106	2,055
Helmerich & Payne Inc.	25,128	1,728
* Newfield Exploration Co.	45,938	1,324
		340,944
Financials (13.3%)
* Berkshire Hathaway Inc. Class B	419,257	89,767
JPMorgan Chase & Co.	777,309	87,712
Bank of America Corp.	2,148,390	63,292
Wells Fargo & Co.	1,002,550	52,694
Citigroup Inc.	582,065	41,757
US Bancorp	354,182	18,704
Goldman Sachs Group Inc.	81,206	18,210
American Express Co.	163,342	17,394
PNC Financial Services Group Inc.	107,396	14,626
Chubb Ltd.	107,232	14,330
Morgan Stanley	306,716	14,284
Charles Schwab Corp.	278,061	13,667
BlackRock Inc.	28,438	13,404

CME Group Inc.	78,735	13,401
S&P Global Inc.	58,134	11,359
American International Group Inc.	205,560	10,944
Bank of New York Mellon Corp.	212,768	10,849
MetLife Inc.	230,168	10,753
Capital One Financial Corp.	110,677	10,507
Intercontinental Exchange Inc.	132,625	9,932
Prudential Financial Inc.	96,465	9,774
Marsh & McLennan Cos. Inc.	116,671	9,651
Progressive Corp.	134,879	9,582
BB&T Corp.	179,287	8,703
Aon plc	56,086	8,625
Aflac Inc.	177,628	8,361
Travelers Cos. Inc.	61,951	8,036
Allstate Corp.	80,084	7,904
State Street Corp.	87,800	7,356
SunTrust Banks Inc.	106,531	7,115
* Berkshire Hathaway Inc. Class A	21	6,720
Moody's Corp.	38,640	6,461
T. Rowe Price Group Inc.	56,239	6,140
Discover Financial Services	79,243	6,058
M&T Bank Corp.	33,259	5,472
Northern Trust Corp.	51,647	5,275
Synchrony Financial	157,626	4,899
KeyCorp	243,982	4,853
Ameriprise Financial Inc.	32,814	4,845
Regions Financial Corp.	255,012	4,679
Fifth Third Bancorp	154,214	4,306
Willis Towers Watson plc	30,330	4,275
Citizens Financial Group Inc.	110,067	4,245
Hartford Financial Services Group Inc.	82,934	4,143
* SVB Financial Group	12,300	3,823
Huntington Bancshares Inc.	254,560	3,798
MSCI Inc. Class A	20,500	3,637
Principal Financial Group Inc.	61,164	3,584
Comerica Inc.	39,699	3,581
Lincoln National Corp.	49,850	3,373
Loews Corp.	64,427	3,236
Arthur J Gallagher & Co.	42,274	3,147
* E*TRADE Financial Corp.	60,053	3,146
Raymond James Financial Inc.	30,392	2,798
Cincinnati Financial Corp.	35,015	2,689
Cboe Global Markets Inc.	25,997	2,495
Nasdaq Inc.	26,617	2,284
Zions Bancorporation	45,195	2,266
Invesco Ltd.	94,754	2,168
Everest Re Group Ltd.	9,446	2,158
Franklin Resources Inc.	70,724	2,151
Torchmark Corp.	23,934	2,075
Unum Group	50,723	1,982
Affiliated Managers Group Inc.	12,408	1,696
Jefferies Financial Group Inc.	67,114	1,474
People's United Financial Inc.	80,225	1,373
Assurant Inc.	12,087	1,305
* Brighthouse Financial Inc.	27,460	1,215
		756,518

Health Care (15.0%)
Johnson & Johnson	620,454	85,728
Pfizer Inc.	1,355,864	59,753
UnitedHealth Group Inc.	222,586	59,217
Merck & Co. Inc.	615,142	43,638
AbbVie Inc.	350,227	33,124
Amgen Inc.	149,746	31,041
Medtronic plc	312,347	30,726
Abbott Laboratories	405,792	29,769
Eli Lilly & Co.	221,109	23,727
Bristol-Myers Squibb Co.	377,442	23,432
Gilead Sciences Inc.	299,844	23,151
Thermo Fisher Scientific Inc.	93,139	22,733
CVS Health Corp.	235,461	18,535
Anthem Inc.	60,158	16,486
* Biogen Inc.	46,588	16,460
Becton Dickinson and Co.	61,865	16,147
Danaher Corp.	142,392	15,472
Aetna Inc.	75,669	15,349
* Intuitive Surgical Inc.	26,287	15,089
* Celgene Corp.	162,680	14,558
Allergan plc	73,778	14,053
Stryker Corp.	71,785	12,755
* Illumina Inc.	34,032	12,492
* Express Scripts Holding Co.	130,010	12,352
* Boston Scientific Corp.	319,862	12,315
Cigna Corp.	56,309	11,726
* Vertex Pharmaceuticals Inc.	59,085	11,388
Humana Inc.	31,814	10,770
Zoetis Inc.	111,279	10,189
Baxter International Inc.	114,893	8,857
HCA Healthcare Inc.	62,448	8,688
* Edwards Lifesciences Corp.	48,522	8,448
* Regeneron Pharmaceuticals Inc.	17,883	7,225
* Alexion Pharmaceuticals Inc.	51,503	7,159
* Centene Corp.	47,503	6,877
* Align Technology Inc.	16,900	6,612
Zimmer Biomet Holdings Inc.	47,115	6,194
McKesson Corp.	46,174	6,125
Agilent Technologies Inc.	73,831	5,208
* IDEXX Laboratories Inc.	19,970	4,986
* Cerner Corp.	76,076	4,900
* IQVIA Holdings Inc.	37,457	4,860
* ABIOMED Inc.	10,400	4,677
* Mylan NV	119,432	4,371
* Laboratory Corp. of America Holdings	23,678	4,112
Cardinal Health Inc.	71,469	3,859
ResMed Inc.	32,927	3,798
* WellCare Health Plans Inc.	11,600	3,718
* Mettler-Toledo International Inc.	5,868	3,574
* Waters Corp.	17,807	3,467
AmerisourceBergen Corp. Class A	37,006	3,413
Quest Diagnostics Inc.	31,580	3,408
Cooper Cos. Inc.	11,357	3,148
* Henry Schein Inc.	35,500	3,019
* Incyte Corp.	40,806	2,819
* Hologic Inc.	62,815	2,574
Universal Health Services Inc. Class B	19,852	2,538

PerkinElmer Inc.	25,556	2,486
* Nektar Therapeutics Class A	39,900	2,432
* Varian Medical Systems Inc.	21,272	2,381
* DaVita Inc.	29,304	2,099
Perrigo Co. plc	29,126	2,062
Dentsply Sirona Inc.	51,404	1,940
* Envision Healthcare Corp.	27,993	1,280
		855,489
Industrials (9.7%)
Boeing Co.	123,575	45,958
3M Co.	135,696	28,592
Honeywell International Inc.	171,663	28,565
Union Pacific Corp.	171,066	27,855
United Technologies Corp.	173,888	24,311
General Electric Co.	2,010,177	22,695
Caterpillar Inc.	137,533	20,972
Lockheed Martin Corp.	57,266	19,812
United Parcel Service Inc. Class B	160,321	18,717
CSX Corp.	188,656	13,970
Raytheon Co.	66,010	13,642
FedEx Corp.	56,225	13,538
General Dynamics Corp.	64,452	13,195
Northrop Grumman Corp.	40,246	12,773
Norfolk Southern Corp.	64,761	11,689
Deere & Co.	74,440	11,191
Emerson Electric Co.	145,510	11,143
Illinois Tool Works Inc.	71,400	10,076
Eaton Corp. plc	100,177	8,688
Delta Air Lines Inc.	145,532	8,416
Waste Management Inc.	91,235	8,244
Johnson Controls International plc	214,032	7,491
Southwest Airlines Co.	119,289	7,450
Roper Technologies Inc.	23,947	7,093
^ Fortive Corp.	71,146	6,003
Ingersoll-Rand plc	56,779	5,808
Parker-Hannifin Corp.	30,612	5,630
PACCAR Inc.	81,230	5,539
Rockwell Automation Inc.	28,456	5,336
Rockwell Collins Inc.	37,961	5,332
Stanley Black & Decker Inc.	35,427	5,188
Cummins Inc.	34,784	5,081
* United Continental Holdings Inc.	52,927	4,714
Harris Corp.	27,259	4,612
* Verisk Analytics Inc. Class A	38,072	4,590
* IHS Markit Ltd.	82,507	4,452
AMETEK Inc.	53,704	4,249
* TransDigm Group Inc.	11,228	4,180
Textron Inc.	57,490	4,109
Cintas Corp.	19,850	3,927
American Airlines Group Inc.	94,808	3,918
Fastenal Co.	66,268	3,845
L3 Technologies Inc.	18,081	3,844
WW Grainger Inc.	10,564	3,776
Republic Services Inc. Class A	50,402	3,662
Equifax Inc.	27,920	3,646
Xylem Inc.	41,448	3,310
CH Robinson Worldwide Inc.	32,182	3,151

* United Rentals Inc.	19,058	3,118
Dover Corp.	34,154	3,024
Expeditors International of Washington Inc.	40,490	2,977
Kansas City Southern	23,557	2,669
Masco Corp.	70,755	2,590
Huntington Ingalls Industries Inc.	10,000	2,561
* Copart Inc.	47,300	2,437
JB Hunt Transport Services Inc.	20,280	2,412
Snap-on Inc.	13,036	2,393
Nielsen Holdings plc	82,445	2,280
Arconic Inc.	99,459	2,189
Jacobs Engineering Group Inc.	27,672	2,117
Allegion plc	21,893	1,983
Robert Half International Inc.	28,139	1,980
Alaska Air Group Inc.	28,314	1,950
Fluor Corp.	32,376	1,881
AO Smith Corp.	33,664	1,797
Fortune Brands Home & Security Inc.	33,033	1,730
Flowserve Corp.	30,244	1,654
Pentair plc	36,974	1,603
Rollins Inc.	22,700	1,378
* Stericycle Inc.	19,812	1,163
* Quanta Services Inc.	34,194	1,141
		553,005
Information Technology (26.3%)
Apple Inc.	1,061,284	239,574
Microsoft Corp.	1,773,561	202,842
* Facebook Inc. Class A	557,756	91,729
* Alphabet Inc. Class C	71,291	85,084
* Alphabet Inc. Class A	69,079	83,384
Visa Inc. Class A	411,015	61,689
Cisco Systems Inc.	1,057,346	51,440
Intel Corp.	1,066,439	50,432
Mastercard Inc. Class A	211,050	46,982
NVIDIA Corp.	140,606	39,513
Oracle Corp.	653,794	33,710
International Business Machines Corp.	211,078	31,917
* Adobe Systems Inc.	113,265	30,576
* salesforce.com Inc.	175,020	27,833
Accenture plc Class A	148,164	25,218
Broadcom Inc.	99,814	24,627
Texas Instruments Inc.	224,769	24,115
* PayPal Holdings Inc.	273,774	24,048
QUALCOMM Inc.	325,249	23,428
Automatic Data Processing Inc.	101,233	15,252
Activision Blizzard Inc.	176,310	14,667
Intuit Inc.	59,859	13,612
* Micron Technology Inc.	268,198	12,131
Cognizant Technology Solutions Corp. Class A	134,244	10,357
HP Inc.	366,040	9,433
Applied Materials Inc.	227,304	8,785
* Electronic Arts Inc.	70,560	8,502
Fidelity National Information Services Inc.	76,174	8,308
Analog Devices Inc.	85,912	7,943
* Autodesk Inc.	50,471	7,879
* Fiserv Inc.	93,590	7,710
* eBay Inc.	215,171	7,105

TE Connectivity Ltd.	80,579	7,085
Corning Inc.	187,288	6,611
Amphenol Corp. Class A	69,500	6,534
* Advanced Micro Devices Inc.	198,381	6,128
DXC Technology Co.	65,062	6,085
* Red Hat Inc.	40,968	5,583
Hewlett Packard Enterprise Co.	340,440	5,553
Lam Research Corp.	36,425	5,526
Paychex Inc.	73,999	5,450
NetApp Inc.	59,973	5,151
Motorola Solutions Inc.	37,522	4,883
* Twitter Inc.	166,500	4,739
Xilinx Inc.	58,697	4,706
Global Payments Inc.	36,605	4,664
* FleetCor Technologies Inc.	20,400	4,648
Microchip Technology Inc.	54,607	4,309
* VeriSign Inc.	24,850	3,979
Western Digital Corp.	67,398	3,946
Total System Services Inc.	38,848	3,836
Skyworks Solutions Inc.	41,387	3,754
KLA-Tencor Corp.	36,193	3,681
* ANSYS Inc.	19,548	3,649
* Take-Two Interactive Software Inc.	26,400	3,643
Broadridge Financial Solutions Inc.	26,900	3,549
* Synopsys Inc.	34,322	3,385
* Gartner Inc.	20,997	3,328
* Citrix Systems Inc.	29,796	3,312
CA Inc.	72,547	3,203
* Arista Networks Inc.	11,900	3,164
Symantec Corp.	143,452	3,053
* Cadence Design Systems Inc.	65,461	2,967
* Akamai Technologies Inc.	39,252	2,871
Seagate Technology plc	60,450	2,862
* F5 Networks Inc.	14,006	2,793
Alliance Data Systems Corp.	10,905	2,575
Juniper Networks Inc.	79,471	2,382
* Qorvo Inc.	29,149	2,241
Western Union Co.	103,485	1,972
FLIR Systems Inc.	32,063	1,971
Xerox Corp.	51,386	1,386
* IPG Photonics Corp.	8,300	1,295
		1,492,277
Materials (2.4%)
DowDuPont Inc.	533,706	34,323
Praxair Inc.	66,534	10,694
Ecolab Inc.	58,775	9,215
Sherwin-Williams Co.	18,993	8,646
Air Products & Chemicals Inc.	50,735	8,475
LyondellBasell Industries NV Class A	73,796	7,565
PPG Industries Inc.	55,975	6,109
Freeport-McMoRan Inc.	334,990	4,663
Nucor Corp.	73,260	4,648
International Paper Co.	94,506	4,645
Newmont Mining Corp.	123,581	3,732
Ball Corp.	79,544	3,499
Vulcan Materials Co.	30,677	3,411
WestRock Co.	58,940	3,150

Eastman Chemical Co.	32,806	3,140
CF Industries Holdings Inc.	53,765	2,927
International Flavors & Fragrances Inc.	20,517	2,854
FMC Corp.	30,994	2,702
Mosaic Co.	82,043	2,665
Martin Marietta Materials Inc.	14,634	2,663
Albemarle Corp.	25,040	2,498
Packaging Corp. of America	21,775	2,389
Avery Dennison Corp.	20,328	2,203
Sealed Air Corp.	36,796	1,477
		138,293
Real Estate (2.7%)
American Tower Corp.	101,940	14,812
Simon Property Group Inc.	71,498	12,637
Crown Castle International Corp.	95,929	10,680
Prologis Inc.	145,621	9,872
Equinix Inc.	18,374	7,954
Public Storage	34,669	6,990
AvalonBay Communities Inc.	32,004	5,797
Weyerhaeuser Co.	175,325	5,658
Equity Residential	85,104	5,639
Welltower Inc.	86,131	5,540
Digital Realty Trust Inc.	47,641	5,359
Ventas Inc.	82,597	4,492
Boston Properties Inc.	35,687	4,393
* SBA Communications Corp. Class A	26,541	4,263
Realty Income Corp.	67,057	3,815
Essex Property Trust Inc.	15,257	3,764
Host Hotels & Resorts Inc.	172,018	3,630
* CBRE Group Inc. Class A	73,116	3,224
Alexandria Real Estate Equities Inc.	24,426	3,072
Vornado Realty Trust	40,094	2,927
HCP Inc.	108,831	2,864
Mid-America Apartment Communities Inc.	26,247	2,629
Extra Space Storage Inc.	29,382	2,546
Regency Centers Corp.	39,145	2,531
UDR Inc.	61,578	2,490
Duke Realty Corp.	82,308	2,335
Iron Mountain Inc.	66,169	2,284
Federal Realty Investment Trust	16,998	2,150
SL Green Realty Corp.	20,054	1,956
Kimco Realty Corp.	97,522	1,632
Apartment Investment & Management Co.	36,433	1,608
Macerich Co.	24,377	1,348
		150,891
Telecommunication Services (2.0%)
AT&T Inc.	1,679,633	56,402
Verizon Communications Inc.	955,728	51,026
CenturyLink Inc.	219,897	4,662
		112,090
Utilities (2.8%)
NextEra Energy Inc.	109,089	18,283
Duke Energy Corp.	164,736	13,182
Dominion Energy Inc.	151,210	10,627
Southern Co.	234,592	10,228
Exelon Corp.	223,423	9,755
American Electric Power Co. Inc.	113,963	8,078

Sempra Energy			63,211	7,190
Public Service Enterprise Group Inc.			117,087	6,181
Xcel Energy Inc.			117,740	5,558
* PG&E Corp.			119,625	5,504
Consolidated Edison Inc.			71,967	5,483
Edison International			75,413	5,104
WEC Energy Group Inc.			73,002	4,874
PPL Corp.			161,869	4,736
DTE Energy Co.			42,048	4,589
Eversource Energy			73,434	4,512
FirstEnergy Corp.			112,402	4,178
American Water Works Co. Inc.			41,785	3,676
Ameren Corp.			56,611	3,579
Evergy Inc.			62,600	3,438
Entergy Corp.			41,693	3,383
CMS Energy Corp.			65,560	3,212
CenterPoint Energy Inc.			113,789	3,146
NRG Energy Inc.			70,274	2,628
Alliant Energy Corp.			54,253	2,310
AES Corp.			152,370	2,133
NiSource Inc.			84,051	2,095
Pinnacle West Capital Corp.			26,057	2,063
SCANA Corp.			32,651	1,270
				160,995
Total Common Stocks (Cost $3,414,862)				5,686,611
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	2.209%		185,443	18,545

		Maturity	Face
	Coupon	Date	Amount ($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	1.918%	10/4/18	300	300
4 United States Treasury Bill	2.035%–2.078%	11/15/18	1,400	1,396
				1,696
Total Temporary Cash Investments (Cost $20,242)				20,241
Total Investments (100.4%) (Cost $3,435,104)				5,706,852
Other Assets and Liabilities-Net (-0.4%)				(21,772)
Net Assets (100%)				5,685,080

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,377,000.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.3% and 0.1%, respectively, of net assets.
2	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
3	Includes $5,545,000 of collateral received for securities on loan.
4	Securities with a value of $718,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	10	1,460	4

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,680,608	6,003	—
Temporary Cash Investments	18,545	1,696	—
Futures Contracts—Assets[1]	48	—	—
Futures Contracts—Liabilities[1]	(87)	—	—

Total	5,699,114	7,699	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (3.6%)
	Freeport-McMoRan Inc.	602,876	8,392
	Newmont Mining Corp.	233,701	7,058
	Celanese Corp. Class A	59,101	6,737
	CF Industries Holdings Inc.	102,230	5,565
	International Flavors & Fragrances Inc.	39,667	5,518
	Eastman Chemical Co.	55,737	5,335
	FMC Corp.	58,942	5,139
	Mosaic Co.	151,878	4,933
	Albemarle Corp.	47,501	4,740
	Avery Dennison Corp.	38,317	4,152
*	Axalta Coating Systems Ltd.	94,897	2,767
	Reliance Steel & Aluminum Co.	30,082	2,566
	Steel Dynamics Inc.	48,947	2,212
*	Alcoa Corp.	40,354	1,630
	Westlake Chemical Corp.	16,747	1,392
			68,136
Consumer Goods (9.6%)
	Clorox Co.	56,055	8,431
*	Lululemon Athletica Inc.	46,768	7,599
	McCormick & Co. Inc.	53,134	7,000
*	Take-Two Interactive Software Inc.	49,856	6,880
	DR Horton Inc.	156,799	6,614
	Church & Dwight Co. Inc.	107,510	6,383
	Tapestry Inc.	126,104	6,339
	Genuine Parts Co.	61,114	6,075
	Lennar Corp. Class A	127,486	5,952
	Conagra Brands Inc.	171,557	5,828
	Hasbro Inc.	49,892	5,245
	PVH Corp.	33,746	4,873
*	Mohawk Industries Inc.	27,753	4,866
	Aptiv plc	57,987	4,865
	JM Smucker Co.	47,340	4,858
	Molson Coors Brewing Co. Class B	77,122	4,743
	Hormel Foods Corp.	116,123	4,575
	Lamb Weston Holdings Inc.	64,109	4,270
*	Michael Kors Holdings Ltd.	62,145	4,261
	Bunge Ltd.	61,809	4,247
*	LKQ Corp.	131,592	4,168
	Lear Corp.	28,660	4,156
	BorgWarner Inc.	91,509	3,915
	Tyson Foods Inc. Class A	64,769	3,856
	Newell Brands Inc.	186,232	3,780
	Garmin Ltd.	53,681	3,760
*	NVR Inc.	1,511	3,733
	Whirlpool Corp.	28,295	3,360
	Ralph Lauren Corp. Class A	24,182	3,326
	Harley-Davidson Inc.	72,932	3,304
	Fortune Brands Home & Security Inc.	62,380	3,266

^	Campbell Soup Co.	85,576	3,135
	Hanesbrands Inc.	157,850	2,909
	PulteGroup Inc.	111,923	2,772
*	WABCO Holdings Inc.	23,180	2,734
	Jefferies Financial Group Inc.	124,097	2,725
	Polaris Industries Inc.	25,917	2,616
	Coty Inc. Class A	180,836	2,271
*	Keurig Dr Pepper Inc.	90,822	2,104
*	Wayfair Inc.	12,400	1,831
*,^ Under Armour Inc. Class A		80,615	1,711
*	Under Armour Inc.	84,469	1,644
	Ingredion Inc.	15,513	1,628
	Goodyear Tire & Rubber Co.	51,436	1,203
*	Elanco Animal Health Inc.	31,213	1,089
	Lennar Corp. Class B	6,899	266
			185,166
Consumer Services (10.5%)
	Royal Caribbean Cruises Ltd.	73,182	9,509
*	Dollar Tree Inc.	104,086	8,488
	Best Buy Co. Inc.	104,000	8,253
*	Ulta Beauty Inc.	25,015	7,057
	Expedia Group Inc.	50,870	6,638
	Tiffany & Co.	50,880	6,562
	Darden Restaurants Inc.	54,143	6,020
	MGM Resorts International	212,006	5,917
*	CarMax Inc.	77,363	5,777
	Kohl's Corp.	73,205	5,457
	Wynn Resorts Ltd.	42,854	5,445
	Domino's Pizza Inc.	18,320	5,401
	Viacom Inc. Class B	154,472	5,215
	Advance Auto Parts Inc.	30,851	5,193
*	Norwegian Cruise Line Holdings Ltd.	87,304	5,014
*	Chipotle Mexican Grill Inc. Class A	11,005	5,002
	Tractor Supply Co.	53,350	4,848
	Macy's Inc.	134,470	4,670
	Aramark	107,971	4,645
*	United Continental Holdings Inc.	50,764	4,521
*	AutoZone Inc.	5,765	4,472
*	Discovery Communications Inc.	150,716	4,458
*	Copart Inc.	86,449	4,455
	Nielsen Holdings plc	155,538	4,302
*	Qurate Retail Group Inc. QVC Group Class A	188,855	4,194
*	Liberty Broadband Corp.	47,000	3,962
	Interpublic Group of Cos. Inc.	168,110	3,845
	FactSet Research Systems Inc.	16,760	3,749
	Alaska Air Group Inc.	53,933	3,714
	Gap Inc.	127,272	3,672
	Omnicom Group Inc.	49,173	3,345
	AmerisourceBergen Corp. Class A	35,505	3,274
	L Brands Inc.	103,144	3,125
*	Liberty Media Corp-Liberty SiriusXM Class C	71,457	3,105
	Nordstrom Inc.	51,394	3,074
	News Corp. Class A	218,321	2,880
*	GrubHub Inc.	19,800	2,745
	Altice USA Inc. Class A	150,082	2,723
	Rollins Inc.	42,999	2,610
	Wyndham Hotels & Resorts Inc.	43,578	2,422

	Vail Resorts Inc.	8,800	2,415
*,^ Discovery Communications Inc. Class A		64,004	2,048
*	DISH Network Corp. Class A	47,377	1,694
*	Liberty Media Corp-Liberty SiriusXM Class A	36,145	1,570
	Hyatt Hotels Corp. Class A	17,948	1,429
*	TripAdvisor Inc.	22,824	1,166
*	Liberty Broadband Corp. Class A	10,665	899
*,^ Carvana Co. Class A		6,800	402
	Viacom Inc. Class A	4,664	170
	News Corp. Class B	3,475	47
			201,598
Financials (19.8%)
	Moody's Corp.	71,470	11,950
	Digital Realty Trust Inc.	90,188	10,144
	M&T Bank Corp.	56,668	9,324
	KeyCorp	460,603	9,161
	Regions Financial Corp.	482,759	8,859
*	SBA Communications Corp. Class A	50,301	8,080
	Citizens Financial Group Inc.	208,367	8,037
*	IHS Markit Ltd.	145,906	7,873
	Hartford Financial Services Group Inc.	156,982	7,843
	Principal Financial Group Inc.	124,658	7,304
*	SVB Financial Group	23,306	7,244
	Realty Income Corp.	127,305	7,242
	Huntington Bancshares Inc.	483,433	7,213
	Essex Property Trust Inc.	28,893	7,128
	Equifax Inc.	52,674	6,878
*	Markel Corp.	5,775	6,864
	Host Hotels & Resorts Inc.	324,686	6,851
	First Republic Bank	71,240	6,839
	Comerica Inc.	75,038	6,768
	MSCI Inc. Class A	36,967	6,558
	Lincoln National Corp.	94,872	6,419
*	CBRE Group Inc. Class A	141,339	6,233
*	E*TRADE Financial Corp.	113,728	5,958
	Arthur J Gallagher & Co.	79,980	5,954
	Alexandria Real Estate Equities Inc.	46,423	5,840
	Annaly Capital Management Inc.	565,576	5,786
	KKR & Co. Inc. Class A	208,292	5,680
	Loews Corp.	110,692	5,560
	AvalonBay Communities Inc.	30,210	5,473
	Vornado Realty Trust	74,904	5,468
	HCP Inc.	205,724	5,415
	Raymond James Financial Inc.	57,505	5,293
	Cincinnati Financial Corp.	67,652	5,196
*	Arch Capital Group Ltd.	168,550	5,024
	Mid-America Apartment Communities Inc.	49,848	4,994
	Ally Financial Inc.	184,867	4,890
	UDR Inc.	117,166	4,737
	Cboe Global Markets Inc.	48,965	4,699
	Extra Space Storage Inc.	52,623	4,559
	Regency Centers Corp.	70,419	4,554
	Fidelity National Financial Inc.	114,349	4,500
	Duke Realty Corp.	156,344	4,436
	Nasdaq Inc.	50,461	4,330
	Iron Mountain Inc.	125,300	4,325
	Zions Bancorporation	85,144	4,270

Invesco Ltd.	179,940	4,117
Everest Re Group Ltd.	17,916	4,093
Alleghany Corp.	6,247	4,076
Federal Realty Investment Trust	32,206	4,073
Reinsurance Group of America Inc. Class A	27,825	4,022
Torchmark Corp.	44,442	3,853
AGNC Investment Corp.	206,690	3,851
Camden Property Trust	40,565	3,796
SEI Investments Co.	61,837	3,778
Unum Group	95,779	3,742
Western Union Co.	195,891	3,734
SL Green Realty Corp.	37,851	3,692
* Athene Holding Ltd. Class A	68,528	3,540
Voya Financial Inc.	70,367	3,495
Macerich Co.	61,709	3,412
* Black Knight Inc.	62,140	3,228
WR Berkley Corp.	40,014	3,198
Affiliated Managers Group Inc.	23,363	3,194
VEREIT Inc.	423,466	3,074
Kimco Realty Corp.	175,298	2,935
Jones Lang LaSalle Inc.	19,951	2,879
Invitation Homes Inc.	125,325	2,871
Lazard Ltd. Class A	56,804	2,734
People's United Financial Inc.	152,771	2,615
CIT Group Inc.	49,568	2,558
Franklin Resources Inc.	69,300	2,107
AXA Equitable Holdings Inc.	73,404	1,575
* Brighthouse Financial Inc.	26,229	1,160
New York Community Bancorp Inc.	102,075	1,059
		380,214
Health Care (9.0%)
* Edwards Lifesciences Corp.	91,667	15,959
* Align Technology Inc.	33,440	13,082
* Centene Corp.	85,333	12,354
* IDEXX Laboratories Inc.	37,900	9,462
* IQVIA Holdings Inc.	70,926	9,202
* ABIOMED Inc.	18,646	8,386
* Laboratory Corp. of America Holdings	44,574	7,742
* BioMarin Pharmaceutical Inc.	77,728	7,537
ResMed Inc.	62,469	7,205
Quest Diagnostics Inc.	59,806	6,454
Cooper Cos. Inc.	21,463	5,948
* Henry Schein Inc.	67,092	5,705
* Incyte Corp.	79,105	5,465
Teleflex Inc.	20,023	5,328
* Hologic Inc.	119,159	4,883
Universal Health Services Inc. Class B	37,742	4,825
* Nektar Therapeutics Class A	75,554	4,606
* Varian Medical Systems Inc.	40,128	4,492
* Jazz Pharmaceuticals plc	25,126	4,224
* DaVita Inc.	54,859	3,930
Perrigo Co. plc	53,913	3,817
Dentsply Sirona Inc.	97,409	3,676
Cardinal Health Inc.	67,593	3,650
* Seattle Genetics Inc.	45,158	3,483
* Alnylam Pharmaceuticals Inc.	39,705	3,475
* WellCare Health Plans Inc.	10,800	3,461

* Alkermes plc	68,026	2,887
* DexCom Inc.	19,300	2,761
		173,999
Industrials (19.7%)
* Fiserv Inc.	177,300	14,606
Roper Technologies Inc.	45,246	13,402
* Worldpay Inc. Class A	132,088	13,377
Amphenol Corp. Class A	131,512	12,365
Rockwell Collins Inc.	71,936	10,105
Waste Connections Inc.	115,361	9,202
Global Payments Inc.	69,313	8,830
* FleetCor Technologies Inc.	38,739	8,826
* Verisk Analytics Inc. Class A	68,463	8,253
Willis Towers Watson plc	57,290	8,074
AMETEK Inc.	101,576	8,037
* TransDigm Group Inc.	20,770	7,733
WW Grainger Inc.	20,926	7,479
Cintas Corp.	37,236	7,366
Fastenal Co.	125,685	7,292
L3 Technologies Inc.	34,293	7,291
Total System Services Inc.	71,858	7,095
Textron Inc.	97,847	6,993
* Mettler-Toledo International Inc.	11,059	6,735
Broadridge Financial Solutions Inc.	50,902	6,717
* CoStar Group Inc.	15,939	6,708
Ball Corp.	150,632	6,626
Vulcan Materials Co.	57,972	6,447
* XPO Logistics Inc.	55,551	6,342
Xylem Inc.	78,686	6,285
* Waters Corp.	32,085	6,246
* Square Inc.	62,717	6,210
WestRock Co.	111,713	5,970
TransUnion	80,856	5,949
CH Robinson Worldwide Inc.	60,657	5,940
* United Rentals Inc.	36,222	5,926
* First Data Corp. Class A	234,122	5,729
Dover Corp.	64,657	5,724
Expeditors International of Washington Inc.	76,349	5,614
Old Dominion Freight Line Inc.	32,278	5,205
Kansas City Southern	44,757	5,070
Martin Marietta Materials Inc.	27,584	5,019
Masco Corp.	134,647	4,928
Huntington Ingalls Industries Inc.	18,969	4,858
Alliance Data Systems Corp.	20,420	4,822
* Trimble Inc.	109,426	4,756
Jacobs Engineering Group Inc.	62,087	4,750
JB Hunt Transport Services Inc.	38,273	4,552
Packaging Corp. of America	41,416	4,543
Snap-on Inc.	24,692	4,533
Arconic Inc.	190,319	4,189
Wabtec Corp.	38,032	3,989
* Sensata Technologies Holding plc	74,266	3,680
Robert Half International Inc.	50,916	3,583
Fluor Corp.	61,573	3,577
Hubbell Inc. Class B	23,997	3,205
Pentair plc	69,120	2,996
Allison Transmission Holdings Inc.	57,119	2,971

*	Arrow Electronics Inc.	38,324	2,825
*	Crown Holdings Inc.	58,828	2,824
	Sealed Air Corp.	69,583	2,794
*	Keysight Technologies Inc.	41,000	2,718
	Jack Henry & Associates Inc.	16,900	2,705
	Owens Corning	48,593	2,637
	Xerox Corp.	94,774	2,557
	ManpowerGroup Inc.	28,455	2,446
*	IPG Photonics Corp.	15,341	2,394
	Cognex Corp.	35,841	2,001
	FLIR Systems Inc.	29,991	1,844
	AO Smith Corp.	31,689	1,691
	Flowserve Corp.	28,475	1,557
	Acuity Brands Inc.	8,750	1,376
^	ADT Inc.	50,360	473
			379,562
Oil & Gas (6.8%)
*	Concho Resources Inc.	87,653	13,389
	ONEOK Inc.	180,007	12,203
	Andeavor	62,899	9,655
	Hess Corp.	124,669	8,924
	Marathon Oil Corp.	373,937	8,705
	Devon Energy Corp.	211,600	8,451
	Apache Corp.	167,425	7,981
	National Oilwell Varco Inc.	167,298	7,207
*	Cheniere Energy Inc.	97,817	6,797
	Noble Energy Inc.	211,515	6,597
	Diamondback Energy Inc.	43,172	5,837
	Targa Resources Corp.	98,698	5,558
	HollyFrontier Corp.	77,083	5,388
	EQT Corp.	115,557	5,111
	Cabot Oil & Gas Corp.	193,112	4,349
	Cimarex Energy Co.	41,719	3,877
	OGE Energy Corp.	87,428	3,175
	Baker Hughes a GE Co.	90,561	3,064
*	Continental Resources Inc.	41,113	2,807
	Helmerich & Payne Inc.	23,010	1,583
*	Antero Resources Corp.	51,996	921
			131,579
Technology (15.3%)
*	Autodesk Inc.	95,926	14,975
*	Advanced Micro Devices Inc.	384,186	11,867
*	Red Hat Inc.	77,670	10,585
	NetApp Inc.	113,480	9,747
*	Workday Inc. Class A	63,981	9,340
	Motorola Solutions Inc.	71,057	9,247
	Xilinx Inc.	110,721	8,876
*	Cerner Corp.	136,822	8,813
*	Palo Alto Networks Inc.	38,673	8,711
	Harris Corp.	51,372	8,693
*	Twitter Inc.	298,650	8,500
*	Dell Technologies Inc. Class V	87,308	8,479
^	Microchip Technology Inc.	103,120	8,137
*	VeriSign Inc.	48,054	7,694
*	Splunk Inc.	63,503	7,678
*	ServiceNow Inc.	38,951	7,620

*	IAC/InterActiveCorp	33,867	7,340
	Skyworks Solutions Inc.	78,326	7,105
	Western Digital Corp.	121,155	7,092
	KLA-Tencor Corp.	68,379	6,955
*	ANSYS Inc.	36,890	6,887
	Maxim Integrated Products Inc.	121,704	6,863
*	Synopsys Inc.	65,021	6,412
*	Citrix Systems Inc.	56,415	6,271
*	Arista Networks Inc.	22,905	6,090
	CA Inc.	137,380	6,065
*	Gartner Inc.	37,787	5,989
	CDW Corp.	66,291	5,895
	Symantec Corp.	272,183	5,792
*	GoDaddy Inc. Class A	68,916	5,747
*	Cadence Design Systems Inc.	123,831	5,612
	Seagate Technology plc	113,163	5,358
*	F5 Networks Inc.	26,636	5,312
	Marvell Technology Group Ltd.	271,767	5,245
*	Akamai Technologies Inc.	70,566	5,162
	SS&C Technologies Holdings Inc.	89,213	5,070
	Juniper Networks Inc.	150,993	4,525
*	Qorvo Inc.	54,982	4,228
	CDK Global Inc.	56,706	3,548
*	Fortinet Inc.	31,500	2,906
*	Veeva Systems Inc. Class A	26,400	2,874
*,^ Snap Inc.		253,018	2,146
*,^ Match Group Inc.		21,955	1,271
*	Dropbox Inc. Class A	39,233	1,053
	LogMeIn Inc.	11,318	1,008
			294,783
Telecommunications (0.6%)
	CenturyLink Inc.	425,655	9,024
*	Zayo Group Holdings Inc.	91,820	3,188
			12,212
Utilities (4.8%)
	WEC Energy Group Inc.	138,071	9,218
	DTE Energy Co.	79,449	8,670
	Eversource Energy	138,748	8,525
	FirstEnergy Corp.	212,168	7,886
	American Water Works Co. Inc.	78,985	6,948
	Ameren Corp.	106,830	6,754
	Evergy Inc.	118,935	6,532
	Entergy Corp.	79,132	6,420
	CMS Energy Corp.	123,986	6,075
	CenterPoint Energy Inc.	215,373	5,955
	Alliant Energy Corp.	104,534	4,450
	AES Corp.	289,746	4,057
	NiSource Inc.	159,003	3,962
	Pinnacle West Capital Corp.	48,995	3,879
*	Vistra Energy Corp.	90,788	2,259
	Avangrid Inc.	27,445	1,316
			92,906
Total Common Stocks (Cost $1,471,900)			1,920,155

	Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund	2.209%		111,086	11,108

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.928%	10/4/18	500	500
United States Treasury Bill	1.962%	10/11/18	50	50
				550
Total Temporary Cash Investments (Cost $11,659)[1]				11,658
Total Investments (100.3%) (Cost $1,483,559)				1,931,813
Other Asset and Liabilities-Net (-0.3%)[3]				(6,687)
Net Assets (100%)				1,925,126

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,785,000.
1	The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100% and 0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $4,994,000 of collateral received for securities on loan.
4	Securities with a value of $230,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018	32	6,481	(64)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the

Mid-Cap Index Portfolio

market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,920,155	—	—
Temporary Cash Investments	11,108	550	—
Futures Contracts—Assets[1]	17	—	—
Total	1,931,280	550	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	2,970,259	130,632
Vanguard Extended Market Index Fund Admiral Shares	300,476	27,935
		158,567
International Stock Fund (23.9%)
Vanguard Total International Stock Market Index Fund Admiral Shares	3,624,457	105,218

U.S. Bond Fund (28.2%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	10,947,223	124,361

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Admiral Shares	2,417,511	52,605
Total Investment Companies (Cost $409,280)		440,751
Temporary Cash Investment (0.0%)
Total Investments (100.0%) (Cost $409,280)		440,751
Other Assets and Liabilities-Net (0.0%)		(28)
Net Assets (100%)		440,723

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments At September 30, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

Moderate Allocation Portfolio

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2017		from Realized		Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA1	NA1	—	—	1	—	—

Vanguard Extended
Market Index Fund	24,724	762	—	—	2,449	262	—	27,935
Vanguard Total
International Bond
Index Fund	47,016	5,848	380	35	86	397	—	52,605
Vanguard Total
International Stock
Index Fund	93,439	17,632	908	183	(5,128)	1,831	—	105,218
Vanguard Variable
Insurance Fund-
Equity Index Portfolio	117,180	28,417	23,871	6,454	2,452	2,017	1,963	130,632
Vanguard Variable
Insurance Fund-
Total Bond Market
Index Portfolio	111,545	38,998	21,388	87	(4,881)	2,686	227	124,361

Total	393,904	91,657	46,547	6,759	(5,022)	7,194	2,190	440,751

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.2%)1
Diversified REITs (4.6%)
VEREIT Inc.	957,181	6,949
WP Carey Inc.	105,521	6,786
Liberty Property Trust	145,559	6,150
Forest City Realty Trust Inc. Class A	224,144	5,624
STORE Capital Corp.	175,698	4,883
Colony Capital Inc.	467,354	2,846
PS Business Parks Inc.	20,327	2,583
Washington REIT	77,059	2,362
Empire State Realty Trust Inc.	137,631	2,286
Lexington Realty Trust	213,262	1,770
Alexander & Baldwin Inc.	67,378	1,529
Global Net Lease Inc.	66,918	1,395
American Assets Trust Inc.	32,742	1,221
iStar Inc.	67,575	755
Armada Hoffler Properties Inc.	45,136	682
Gladstone Commercial Corp.	27,382	524
One Liberty Properties Inc.	13,816	384
§ Winthrop Realty Trust	32,397	47
		48,776
Health Care REITs (9.0%)
Welltower Inc.	367,461	23,635
Ventas Inc.	351,947	19,139
HCP Inc.	463,744	12,206
* Omega Healthcare Investors Inc.	196,012	6,423
Healthcare Trust of America Inc. Class A	202,814	5,409
Medical Properties Trust Inc.	358,865	5,351
Senior Housing Properties Trust	233,911	4,108
Sabra Health Care REIT Inc.	175,800	4,065
Healthcare Realty Trust Inc.	123,357	3,609
National Health Investors Inc.	40,972	3,097
Physicians Realty Trust	180,208	3,038
LTC Properties Inc.	38,960	1,719
CareTrust REIT Inc.	75,490	1,337
Universal Health Realty Income Trust	13,079	973
New Senior Investment Group Inc.	80,512	475
MedEquities Realty Trust Inc.	27,206	264
		94,848
Hotel & Resort REITs (5.9%)
Host Hotels & Resorts Inc.	732,322	15,452
Park Hotels & Resorts Inc.	198,261	6,507
Hospitality Properties Trust	162,541	4,688
Ryman Hospitality Properties Inc.	45,663	3,935
RLJ Lodging Trust	173,354	3,819
Apple Hospitality REIT Inc.	216,776	3,791
LaSalle Hotel Properties	108,787	3,763
Sunstone Hotel Investors Inc.	223,374	3,654
Xenia Hotels & Resorts Inc.	105,892	2,510
Pebblebrook Hotel Trust	68,407	2,488

DiamondRock Hospitality Co.	197,356	2,303
MGM Growth Properties LLC Class A	69,567	2,052
Chesapeake Lodging Trust	59,284	1,901
Summit Hotel Properties Inc.	103,169	1,396
Chatham Lodging Trust	45,756	956
Hersha Hospitality Trust Class A	36,807	834
CorePoint Lodging Inc.	39,939	777
Ashford Hospitality Trust Inc.	94,293	603
Braemar Hotels & Resorts Inc.	29,863	351
		61,780
Industrial REITs (6.5%)
Prologis Inc.	621,152	42,108
Duke Realty Corp.	352,690	10,006
First Industrial Realty Trust Inc.	123,756	3,886
EastGroup Properties Inc.	34,577	3,306
STAG Industrial Inc.	95,346	2,622
Rexford Industrial Realty Inc.	79,913	2,554
Terreno Realty Corp.	55,359	2,087
Monmouth Real Estate Investment Corp.	73,479	1,228
		67,797
Office REITs (10.5%)
Boston Properties Inc.	152,491	18,770
Alexandria Real Estate Equities Inc.	101,717	12,795
Vornado Realty Trust	169,011	12,338
SL Green Realty Corp.	87,386	8,523
Kilroy Realty Corp.	97,485	6,989
Douglas Emmett Inc.	159,227	6,006
Hudson Pacific Properties Inc.	154,558	5,057
Highwoods Properties Inc.	101,794	4,811
JBG SMITH Properties	110,334	4,064
* Equity Commonwealth	119,621	3,839
Cousins Properties Inc.	414,202	3,682
Paramount Group Inc.	213,480	3,221
Corporate Office Properties Trust	101,029	3,014
Brandywine Realty Trust	176,976	2,782
Columbia Property Trust Inc.	117,395	2,775
Piedmont Office Realty Trust Inc. Class A	126,488	2,394
Mack-Cali Realty Corp.	88,773	1,887
Select Income REIT	66,143	1,451
Tier REIT Inc.	47,521	1,145
Easterly Government Properties Inc.	57,091	1,106
Government Properties Income Trust	97,759	1,104
Franklin Street Properties Corp.	107,531	859
NorthStar Realty Europe Corp.	45,796	649
City Office REIT Inc.	34,395	434
New York REIT Inc.	16,279	295
		109,990
Residential REITs (13.4%)
AvalonBay Communities Inc.	136,416	24,712
Equity Residential	363,843	24,108
Essex Property Trust Inc.	65,234	16,094
Mid-America Apartment Communities Inc.	112,375	11,258
UDR Inc.	264,383	10,689
Camden Property Trust	91,645	8,575
Equity LifeStyle Properties Inc.	83,144	8,019
Sun Communities Inc.	78,969	8,019

Invitation Homes Inc.	308,674	7,072
Apartment Investment & Management Co.	155,518	6,863
American Homes 4 Rent Class A	262,354	5,743
American Campus Communities Inc.	134,914	5,553
Independence Realty Trust Inc.	85,475	900
Investors Real Estate Trust	117,455	702
Preferred Apartment Communities Inc. Class A	39,310	691
NexPoint Residential Trust Inc.	17,223	572
Front Yard Residential Corp.	49,582	538
UMH Properties Inc.	33,022	516
		140,624
Retail REITs (14.9%)
Simon Property Group Inc.	305,878	54,064
Realty Income Corp.	280,848	15,977
Regency Centers Corp.	150,675	9,744
Federal Realty Investment Trust	72,343	9,149
Kimco Realty Corp.	420,374	7,037
National Retail Properties Inc.	151,488	6,790
Macerich Co.	104,405	5,773
Brixmor Property Group Inc.	299,604	5,246
Brookfield Property REIT Inc. Class A	235,361	4,926
Taubman Centers Inc.	60,394	3,613
Weingarten Realty Investors	120,176	3,576
Spirit Realty Capital Inc.	422,350	3,404
Retail Properties of America Inc.	217,251	2,648
Urban Edge Properties	113,119	2,498
Acadia Realty Trust	80,444	2,255
^ Tanger Factory Outlet Centers Inc.	92,652	2,120
DDR Corp.	154,251	2,065
Retail Opportunity Investments Corp.	110,470	2,063
Agree Realty Corp.	30,539	1,622
^ Seritage Growth Properties Class A	33,147	1,574
Kite Realty Group Trust	82,791	1,379
Washington Prime Group Inc.	183,982	1,343
Ramco-Gershenson Properties Trust	78,878	1,073
Getty Realty Corp.	33,609	960
Alexander's Inc.	2,303	791
Saul Centers Inc.	12,990	727
^ CBL & Associates Properties Inc.	172,731	689
Pennsylvania REIT	68,765	651
Urstadt Biddle Properties Inc. Class A	28,885	615
Spirit MTA REIT	43,612	502
Whitestone REIT	35,447	492
* Retail Value Inc.	14,273	467
Cedar Realty Trust Inc.	89,548	417
		156,250
Specialized REITs (31.4%)
American Tower Corp.	436,230	63,384
Crown Castle International Corp.	409,711	45,613
Equinix Inc.	78,478	33,972
Public Storage	154,862	31,225
Weyerhaeuser Co.	747,857	24,133
Digital Realty Trust Inc.	203,463	22,885
* SBA Communications Corp. Class A	113,762	18,274
Extra Space Storage Inc.	124,561	10,792
Iron Mountain Inc.	268,260	9,260

Gaming and Leisure Properties Inc.	200,388	7,064
Lamar Advertising Co. Class A	82,883	6,448
CyrusOne Inc.	101,437	6,431
VICI Properties Inc.	276,494	5,978
CubeSmart	179,448	5,120
EPR Properties	73,541	5,031
Life Storage Inc.	45,772	4,356
Rayonier Inc.	127,588	4,314
CoreSite Realty Corp.	34,010	3,780
Uniti Group Inc.	164,682	3,318
GEO Group Inc.	121,559	3,058
CoreCivic Inc.	116,856	2,843
Outfront Media Inc.	137,991	2,753
PotlatchDeltic Corp.	58,875	2,411
QTS Realty Trust Inc. Class A	50,286	2,146
Four Corners Property Trust Inc.	60,292	1,549
National Storage Affiliates Trust	55,454	1,411
InfraREIT Inc.	43,827	927
CatchMark Timber Trust Inc. Class A	48,770	557
Farmland Partners Inc.	29,537	198
		329,231
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,053,073)		1,009,296
Real Estate Management & Development (3.6%)1
Diversified Real Estate Activities (0.2%)
* St. Joe Co.	38,243	642
RMR Group Inc. Class A	5,911	549
* Five Point Holdings LLC Class A	57,957	545
* Tejon Ranch Co.	21,785	473
		2,209
Real Estate Development (0.5%)
* Howard Hughes Corp.	40,125	4,984
*,^ Forestar Group Inc.	10,019	213
		5,197
Real Estate Operating Companies (0.3%)
Kennedy-Wilson Holdings Inc.	127,770	2,747
* FRP Holdings Inc.	6,954	432
		3,179
Real Estate Services (2.6%)
* CBRE Group Inc. Class A	318,413	14,042
Jones Lang LaSalle Inc.	44,743	6,457
^ Realogy Holdings Corp.	125,166	2,583
HFF Inc. Class A	36,671	1,558
*,^ Redfin Corp.	44,963	841
RE/MAX Holdings Inc. Class A	17,655	783
* Marcus & Millichap Inc.	18,788	652
*,^ Altisource Portfolio Solutions SA	11,097	358
		27,274
Total Real Estate Management & Development (Cost $39,526)		37,859

	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	2.209%		15,247	1,525

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	2.194%	1/24/19	1,000	993
Total Temporary Cash Investments (Cost $2,518)				2,518
Total Investments (100.0%) (Cost $1,095,117)				1,049,673
Other Assets and Liabilities-Net (0.0%)3				(176)
Net Assets (100%)				1,049,497

§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,474,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,524,000 of collateral received for securities on loan.
4 Securities with a value of $397,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2018	65	2,067	(40)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Real Estate Index Portfolio

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,047,108	—	47
Temporary Cash Investments	1,525	993	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	1,048,619	993	47
1 Represents variation margin on the last day of the reporting period.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	44,280,202	1,947,443
Vanguard Extended Market Index Admiral Shares	4,448,808	413,606
Total Investment Companies (Cost $1,719,401)		2,361,049
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.209% (Cost $0)	3	—
Total Investments (100.0%) (Cost $1,719,401)		2,361,049
Other Assets and Liabilities-Net (0.0%)		266
Net Assets (100%)		2,361,315

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Total Stock Market Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept. 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended
Market Index Fund	371,358	27,276	20,951	8,004	27,919	3,860	—	413,606
Vanguard Market
Liquidity Fund	2,456	NA1	NA1	—	—	6	—	—
Vanguard Variable
Insurance Fund- Equity
Index Portfolio	1,733,404	141,445	52,356	19,893	105,057	29,395	28,613	1,947,443
Total	2,107,218	168,721	73,307	27,897	132,976	33,261	28,613	2,361,049

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (98.9%)
International Stock Funds (98.9%)
Vanguard FTSE All World ex US Index Fund Admiral Shares	1,608,693	52,025
Vanguard Developed Markets Index Fund Admiral Shares	3,741,864	52,012
Vanguard European Stock Index Admiral Shares	378,920	26,680
Vanguard Emerging Markets Stock Index Fund Admiral Shares	738,262	25,190
Vanguard Pacific Stock Index Admiral Shares	197,285	17,337
Vanguard FTSE All-World Ex-US Small-Cap Index Fund Investor Shares	293,514	12,571
Total Investment Companies (Cost $193,105)		185,815
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
1 Vanguard Market Liquidity Fund, 2.209%	20,054	2,005
U.S. Government and Agency Obligations (0.0%)
2 United States Treasury Bill, 2.194%, 1/24/19	100,000	100
Total Temporary Cash Investments (Cost $2,105)		2,105
Total Investments (100.0%) (Cost $195,210)		187,920
Other Assets and Liabilities (0.0%)		(118)
Net Assets (100.0%)		187,802

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $100,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
S&P/TSX 60 Index	December 2018	13	1,911 2

Total International Stock Market Index Portfolio

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	185,815	—	—
Temporary Cash Investments	2,005	100	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	187,797	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Total International Stock Market Index Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds					Sept. 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	387	NA1	NA1	—	—	6	—	2,005
Vanguard Developed
Markets Index Fund	19,594	34,569	518	16	(1,649)	788	—	52,012
Vanguard Emerging
Markets Stock Index
Fund	10,253	18,543	802	45	(2,849)	449	—	25,190
Vanguard European
Stock Index Fund	9,303	19,321	822	3	(1,125)	538	—	26,680
Vanguard FTSE All-
World Ex-US Index
Fund	19,611	34,946	272	9	(2,269)	818	—	52,025
Vanguard FTSE All-
World Ex-US Small-Cap
Fund	4,972	8,991	720	21	(693)	95	—	12,571
Vanguard Pacific Stock
Index Fund	6,333	11,878	508	36	(402)	173	—	17,337
Total	70,453	128,248	3,642	130	(8,987)	2,867	—	187,820

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (100.6%)
U.S. Bond Fund (70.4%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	8,712,950	98,979

International Bond Fund (30.2%)
Vanguard Total International Bond Index Fund Admiral Shares	1,948,559	42,401
Total Investment Companies (Cost $143,679)		141,380
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.209% (Cost $0)	1	—

Total Investments (100.6%) (Cost $143,679)		141,380
Other Assets and Liabilities-Net (-0.6%)		(795)
Net Assets (100%)		140,585

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2018, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Global Bond Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
		Proceeds
	Dec. 31, 2017	from		Realized	Change in		Capital Gain	Sept. 30, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	339	NA1	NA1	—	—	1	—	—
Vanguard Total
International Bond Index
Fund	16,354	27,802	1,814	21	38	257	—	42,401
Vanguard Variable
Insurance Fund- Total
Bond Market Index
Portfolio	38,191	67,261	4,287	38	(2,224)	1,393	118	98,979
Total	54,884	95,063	6,101	59	(2,186)	1,651	118	141,380
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)

As of September 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (15.2%)
U.S. Government Securities (14.5%)
	United States Treasury Note/Bond	1.125%	1/15/19	6,800	6,778
	United States Treasury Note/Bond	1.250%	1/31/19	6,000	5,978
	United States Treasury Note/Bond	0.875%	4/15/19	7,200	7,140
	United States Treasury Note/Bond	1.625%	4/30/19	24,500	24,385
1	United States Treasury Note/Bond	2.250%	2/15/21	30,741	30,318
	United States Treasury Note/Bond	2.375%	4/15/21	60,000	59,287
2	United States Treasury Note/Bond	2.625%	7/15/21	30,000	29,794
2	United States Treasury Note/Bond	2.125%	8/15/21	41,000	40,148
	United States Treasury Note/Bond	2.125%	9/30/21	38,000	37,175
	United States Treasury Note/Bond	2.500%	3/31/23	215	211
	United States Treasury Note/Bond	2.625%	6/30/23	1,600	1,578
					242,792
Conventional Mortgage-Backed Securities (0.1%)
3,4,5	Fannie Mae Pool	4.000%	10/1/48–11/1/48	2,362	2,383

Nonconventional Mortgage-Backed Securities (0.6%)
3,4,6	Fannie Mae Pool	3.293%	12/1/32	6	6
3,4,7	Fannie Mae Pool	3.683%	2/1/37	12	13
3,4,6	Fannie Mae Pool	4.129%	5/1/33	36	38
3,4,6	Fannie Mae Pool	4.154%	6/1/33	32	33
3,4,7	Fannie Mae Pool	4.362%	8/1/37	10	10
3,4,6	Fannie Mae Pool	4.435%	7/1/32	6	6
3,4,7	Fannie Mae Pool	4.463%	5/1/33	8	8
3,4,7	Fannie Mae Pool	4.500%	9/1/32	5	5
3,4,7	Fannie Mae Pool	4.535%	8/1/33	48	51
3,4,7	Fannie Mae Pool	4.644%	7/1/33	86	89
3,4,8	Fannie Mae REMICS	3.834%	3/25/46	1,963	315
3,4,8	Fannie Mae REMICS	3.934%	5/25/47	2,756	442
3,4,8	Fannie Mae REMICS	3.984%	10/25/47	1,754	300
4,9	Fannie Mae REMICS	4.000%	3/25/43–2/25/48	1,795	422
4,9	Fannie Mae REMICS	4.500%	9/25/47	920	222
4,9	Fannie Mae REMICS	5.000%	6/25/45	1,258	266
4,9	Fannie Mae REMICS	5.500%	2/25/46	685	150
4,9	Fannie Mae REMICS	6.000%	12/25/47	808	195
4,9	Fannie Mae REMICS 2012-138	4.500%	12/25/42	516	130
4,9	Fannie Mae REMICS 2013-20	4.000%	3/25/43	621	137
4,9	Fannie Mae REMICS 2013-39D	4.000%	6/25/42	541	102
4,9	Fannie Mae REMICS 2013-43	4.000%	5/25/43	1,594	350
4,9	Fannie Mae REMICS 2015-22	6.000%	4/25/45	715	168
4,9	Fannie Mae REMICS 2015-28	4.000%	5/25/45	602	138
4,9	Fannie Mae REMICS 2016-3	4.000%	2/25/46	1,424	324
4,9	Fannie Mae REMICS 2016-3	6.000%	2/25/46	633	151
3,4,6	Freddie Mac Non Gold Pool	3.504%	9/1/32	1	1
3,4,7	Freddie Mac Non Gold Pool	3.643%	9/1/32	18	18
3,4,7	Freddie Mac Non Gold Pool	3.711%	10/1/32	7	7
3,4,7	Freddie Mac Non Gold Pool	3.777%	1/1/33	7	7
3,4,7	Freddie Mac Non Gold Pool	3.961%	2/1/33	6	6
3,4,7	Freddie Mac Non Gold Pool	4.500%	8/1/37	32	33

3,4,7	Freddie Mac Non Gold Pool	4.711%	8/1/33	14	15
4,9	Freddie Mac REMICS	3.500%	12/15/42	2,142	410
3,4,8	Freddie Mac REMICS	3.992%	1/15/42–1/15/45	1,351	204
4,9	Freddie Mac REMICS	4.000%	10/15/42–12/15/47	1,984	394
3,4,8	Freddie Mac REMICS	4.042%	12/15/47	684	121
3,8	Ginnie Mae REMICS	3.485%	8/20/45	1,163	162
9	Ginnie Mae REMICS	3.500%	7/20/42	1,088	186
3,8	Ginnie Mae REMICS	3.935%	9/20/46	858	146
9	Ginnie Mae REMICS	4.000%	3/20/42–1/20/48	4,872	1,095
3,8	Ginnie Mae REMICS	4.035%	9/20/47–12/20/47	6,334	1,002
9	Ginnie Mae REMICS	4.500%	3/20/43–1/20/48	5,022	1,079
9	Ginnie Mae REMICS	5.000%	2/20/40	1,117	257
					9,214
Total U.S. Government and Agency Obligations (Cost $255,988)					254,389
Asset-Backed/Commercial Mortgage-Backed Securities (21.6%)
3	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	100
3	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	310	304
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,200	2,179
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	581
3	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	570	559
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	1,370	1,370
3	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	1,320	1,319
3,10	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	280	279
3,10	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	81
3,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	410	407
3,10	American Homes 4 Rent 2015-SFR	3.467%	4/17/52	356	349
3,10	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	171	170
3,10	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	102
10	American Tower Trust #1	3.652%	3/23/28	390	382
3,10	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	428	443
3,10	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	275	289
3	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	41	41
3	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	89	89
3	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	200
3	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	84	84
3	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	201
3	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	221
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	236
3	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	595	585
3	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	960	958
3	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	700	700
3,10	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	280	275
3,10	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	158	156
3,10	ARL Second LLC 2014-1A	2.920%	6/15/44	352	344
3,10	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	480	485
3,10	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	240	244

3,10	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	417	417
3,10	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	720
3,10	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	1,120	1,103
3,10	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	100	99
3,10	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	180	176
3,10	Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	320	310
3,10	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	420	418
3,10	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	4.730%	9/20/24	100	100
3,10	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	123
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	220	219
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	410	410
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.507%	9/15/48	40	40
3	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	110	108
3	Banc of America Funding 2006-H Trust	4.317%	9/20/46	223	209
3	BANK 2017 - BNK4	3.625%	5/15/50	250	247
3	BANK 2017 - BNK5	3.390%	6/15/60	275	267
3	BANK 2017 - BNK6	3.254%	7/15/60	330	315
3	BANK 2017 - BNK6	3.518%	7/15/60	440	429
3	BANK 2017 - BNK6	3.741%	7/15/60	80	78
3	BANK 2017 - BNK7	3.435%	9/15/60	410	397
3	BANK 2017 - BNK8	3.488%	11/15/50	840	817
3	BANK 2017 - BNK9	3.538%	11/15/54	480	468
3	BANK 2018 - BN12	4.255%	5/15/61	140	144
3	BANK 2018 - BN13	4.217%	8/15/61	350	359
3	BANK 2018 - BNK10	3.641%	2/15/61	300	299
3	BANK 2018 - BNK10	3.688%	2/15/61	800	789
3	BANK 2018-BN14	4.185%	9/15/60	485	499
3	BANK 2018-BN14	4.231%	9/15/60	920	950
3	Bank of America Mortgage Trust 2002-J	4.923%	9/25/32	1	1
3,10,11 Bank of America Student Loan Trust 2010-1A		3.135%	2/25/43	240	241
	Bank of Nova Scotia	1.875%	4/26/21	890	860
3	Bear Stearns ARM Trust 2006-4	3.872%	10/25/36	348	347
3	Bear Stearns ARM Trust 2007-3	3.962%	5/25/47	257	242
3	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	100	100
3	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	446
3	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	160	159
3	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	250	248
3	BENCHMARK 2018-B1 Mortgage Trust	4.256%	1/15/51	390	384
3	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	2,200	2,214
3	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	470	476
3	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	390	401
3	BENCHMARK 2018-B6 Mortgage Trust	4.170%	11/10/51	669	692
3	BENCHMARK 2018-B6 Mortgage Trust	4.261%	11/10/51	1,120	1,160
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	550	545
3	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	170	168

3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	400	393
3,11	Brazos Higher Education Authority Inc. Series
	2005-3	2.573%	6/25/26	181	180
3,11	Brazos Higher Education Authority Inc. Series
	2011-1	3.111%	2/25/30	322	324
3,10	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	82	80
3,10	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	158	156
3,10	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	490	492
3,10	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	309	309
3	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	32	32
3	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	170	168
3	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	147
3	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	69
3,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	210	208
3,10	Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	150	148
3,10	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	220	219
3	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	150
3	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	170
3	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
3	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	138
3	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	79
3,10	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	310	308
3,10	Capital Auto Receivables Asset Trust 2017-1	2.220%	3/21/22	210	207
3	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	1,410	1,380
3,10	CARDS II Trust 2018-2A	3.047%	4/17/23	1,080	1,078
3	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	140
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	106
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	149
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	118
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	139
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	136
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	98
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	300	295
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	166
3	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	80	78
3	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	80	78
3	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	1,334	1,328
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,910	1,887
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	300	295
3	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	490
3	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	160	157
3	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	139
3	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	199
3	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	160	159
3	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	870	870
3	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	431
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	35	33
3	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	40	37
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	710	703

3	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	373
3	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	465	452
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	165	161
3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	470	467
3,10	CFCRE Commercial Mortgage Trust 2011-C2	5.947%	12/15/47	390	413
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	502	485
3,10	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	955	950
3,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	880	877
3	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.913%	11/19/33	19	20
3	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.652%	3/20/36	172	157
3	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.651%	2/25/47	188	171
3,10	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	10	10
3,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	267	266
3,10	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	160	160
3,10	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	245	245
3,10	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	375	378
3,10	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	6/15/22	120	120
3,10	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	630	636
3,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	177	176
3,10	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	130	128
3	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,365	2,330
3,10	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	52
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	156	153
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	202
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	90	93
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	550	562
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	156	157
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,165	1,178
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	570
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	311
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	131
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.610%	7/10/47	153	148
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,400	1,379

3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,233	1,231
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	169
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.680%	10/10/47	20	19
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	746
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	1,295	1,299
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	880	885
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.722%	9/10/58	100	98
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,135	1,094
3	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	470	457
3	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	1,005	976
3	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	240	239
3	Citigroup Commercial Mortgage Trust 2017-
	P8	4.413%	9/15/50	240	236
3	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	10	10
3	Citigroup Mortgage Loan Trust 2007-AR8	4.188%	7/25/37	132	132
3,10	CKE Restaurants Holdings Inc 2018-1A	5.710%	6/20/48	840	843
3,10	CLI Funding V LLC 2013-1A	2.830%	3/18/28	271	264
3,10,12 Colony American Homes 2015-1		3.631%	7/17/32	20	20
3,10,12 Colony American Homes 2015-1A		3.331%	7/17/32	251	251
3,10,12 Colony Starwood Homes 2016-1A Trust		3.658%	7/17/33	144	144
3,10,12 Colony Starwood Homes 2016-1A Trust		4.308%	7/17/33	65	65
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	74
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	99
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	505	494
3,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	256
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	257
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	39
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	68
3	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	40	39
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	247	250
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	274
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,082
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	352
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	182
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,024
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	1,076	1,111
3	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	200	200
3	COMM 2013-CCRE13 Mortgage Trust	4.898%	11/10/46	110	115
3,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	242
3,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	68
3	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	47	47
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,213
3	COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	324	336
3,10	COMM 2013-CCRE9 Mortgage Trust	4.399%	7/10/45	250	257
3,10	COMM 2013-CCRE9 Mortgage Trust	4.399%	7/10/45	280	278
3	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	3	3

3,10	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	252
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	325
3,10	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	446
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	98
3,10	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	107
3,10	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	980	979
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	51
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	420	434
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	231	231
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	450	461
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	257
3	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	40
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,153
3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	662
3	COMM 2014-CCRE17 Mortgage Trust	4.898%	5/10/47	200	201
3	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	220	219
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	738
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	29
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	925
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,090	1,084
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	472
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	810
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	240	240
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	970	974
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	750
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	402
3	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	210	211
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	195	190
3,10	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,032	1,023
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	987
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	414
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.502%	8/15/48	240	238
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	918	921
3	CSAIL 2016-C5 Commercial Mortgage Trust	4.687%	11/15/48	220	217
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	830	809
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	525	506
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	820	843
3,10	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	530	529
3	DBJPM 16-C1 Mortgage Trust	3.503%	5/10/49	60	56
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	705
3,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	290	289
3,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	250	247
10	DNB Boligkreditt AS	2.500%	3/28/22	570	554
3,10	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	680	660
3,10	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	24	24
3,10	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	140	141
3,10	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	228	229
3,10	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	367	369
3,10	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	203	204
3,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	760
3,10	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	74	74
3,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	488
3,10	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	24	24
3,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	545
3	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	60
3	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	510	509
3	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	640	638

3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	580	580
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	880	881
3	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	620	622
3	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	1,010	1,010
3	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	1,000	1,002
3	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	533
3,10,12 Edsouth Indenture No 9 LLC 2015-1		3.016%	10/25/56	441	441
3,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	812	807
3,10	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	33	33
3,10	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	426	425
3,4,12	Fannie Mae Connecticut Avenue Securities
	2016-C04	3.666%	1/25/29	71	72
3,4,12	Fannie Mae Connecticut Avenue Securities
	2016-C05	3.566%	1/25/29	24	24
3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	463
3	First Horizon Mortgage Pass-Through Trust
	2006-AR3	3.579%	11/25/36	110	101
	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.708%	1/25/37	234	215
3,12	First National Master Note Trust 2017-2	2.598%	10/16/23	450	450
3,10	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	266	265
3	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	750	744
3	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	380	375
3	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	190	189
3	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	350	349
3	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,110	1,111
3	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	390	390
3,10	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	620	618
3,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	259
3,10	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	576
3,10	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	139
3	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	293
3	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	134
3,10	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,482
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	167
3,10	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	646
3,10	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,700	1,645
3,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	633
3,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	950
3,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	172
3,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	354
3,10	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	890	888
3,10	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	530	527
3,10	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	239
3	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	1,150	1,149
3,10	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,580	2,512
3,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	789
3	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	100	100
3	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	600	591
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	1,560	1,532
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	2,390	2,373
3,4,12	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	4.416%	10/25/28	136	137

3,4,12	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	4.216%	12/25/28	206	209
3,4,10	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.745%	2/25/48	242	241
3,4,10	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI2	3.820%	5/25/48	319	318
3,4,10	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI3	4.168%	8/25/48	230	231
3,10	FRS I LLC 2013-1A	1.800%	4/15/43	17	17
3,10	FRS I LLC 2013-1A	3.080%	4/15/43	481	480
3	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	150	150
3	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	540	535
3	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	130	128
3	GM Financial Automobile Leasing Trust 2017-
	3	2.400%	9/20/21	210	207
3	GM Financial Automobile Leasing Trust 2017-
	3	2.730%	9/20/21	130	128
3	GM Financial Automobile Leasing Trust 2018-
	2	3.060%	6/21/21	880	880
3	GM Financial Automobile Leasing Trust 2018-
	3	3.180%	6/21/21	790	790
3	GM Financial Automobile Leasing Trust 2018-
	3	3.300%	7/20/22	160	160
3,10	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	220	214
3,10	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	70	68
3	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	250	249
3	GMACM Mortgage Loan Trust 2005-AR6	3.939%	11/19/35	46	44
3,10	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	290	289
3,10	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	219
3,10	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	1,430	1,397
3,10	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	440	433
3,10	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	240	236
3,10	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	1,530	1,525
3,10	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,322
3,10	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	1,610	1,590
3,10	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	4,100	4,039
3,10	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,720	2,709
3,10,11 Gosforth Funding 2018-1A plc		2.714%	8/25/60	530	530
3,10	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	500
3,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	33	33
3,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	260	258
3,10	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	170	168
3,10	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	792
3,10	GS Mortgage Securities Trust 2010-C2	5.354%	12/10/43	100	103
3,10	GS Mortgage Securities Trust 2011-GC3	5.825%	3/10/44	70	72
3,10	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	838
3,10	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
3	GS Mortgage Securities Trust 2012-GCJ7	5.890%	5/10/45	210	215
3	GS Mortgage Securities Trust 2013-GC13	4.185%	7/10/46	543	557
3,10	GS Mortgage Securities Trust 2013-GC13	4.218%	7/10/46	140	136
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	302

3	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	197
3	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	10	10
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	197	199
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	705	719
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,046
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	892	910
3	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	20
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,120
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	380
3	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	270	275
3	GS Mortgage Securities Trust 2014-GC24	4.663%	9/10/47	410	405
3	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	490
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,030
3	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	905
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	675	664
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	294
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	99
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	873
3	GS Mortgage Securities Trust 2015-GC34	4.808%	10/10/48	310	313
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	460	431
3	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	560	572
3	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	10
10	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	613
3,10	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	485	479
3,10	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	1,090	1,089
3,10	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	196
3,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	379
3,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	110	109
3,10	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	440	428
3,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	610	592
3,10	Hertz Vehicle Financing II LP 2018-1A	4.390%	2/25/24	100	98
3,10	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	137	133
3,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	480	481
3,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	78
3,10,11 Holmes Master Issuer plc 2018-1		2.699%	10/15/54	950	949
3,10,11 Holmes Master Issuer plc 2018-2A		2.561%	10/15/54	670	667
3	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	1,060	1,047
3	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	170	166
3	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	430	429
3	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	560	558
3	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	210	209
3,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	1,030	988
3,10	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	491
3,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.120%	2/16/21	890	883
3,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.210%	9/15/21	180	178
3,10	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	160	158
3,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	1,370	1,365
3,10	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	430	427
3,10	Hyundai Auto Lease Securitization Trust
	2018-B	3.200%	6/15/22	140	140
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	89
3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	208

3,11	Illinois Student Assistance Commission Series
	2010-1	3.385%	4/25/22	23	23
3,10,12 Invitation Homes 2017-SFR2 Trust		3.008%	12/17/36	726	724
3,10,12 Invitation Homes 2017-SFR2 Trust		3.308%	12/17/36	250	250
3,10,12 Invitation Homes 2018-SFR1 Trust		2.858%	3/17/37	1,094	1,087
3,10,12 Invitation Homes 2018-SFR1 Trust		3.108%	3/17/37	260	258
3,10	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	358	353
3	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	339
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	67	68
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	71	72
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	150	153
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.828%	11/15/43	170	171
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	647	664
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.586%	8/15/46	100	104
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	71
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	355	356
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	407	398
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	99
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	662
3,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	146	145
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	929
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	365	373
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.125%	1/15/46	170	168
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	276	278
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	60	61
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	422
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	412
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.113%	12/15/46	550	573
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.177%	12/15/46	270	278
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	694	680
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	800	803
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	1,130	1,061
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	290	287

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	310	303
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	439	442
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.171%	7/15/45	180	182
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	348	351
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	308
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	59	59
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	98	99
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	823
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	446
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.265%	11/15/45	340	353
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	497	512
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	900	921
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	308
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	300	311
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	150	152
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	300	300
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	590	577
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,021
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	350	340
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	568
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,290	1,298
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	385	392
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	590	592
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	263	261
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	513	514
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	800	796
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP7	3.454%	9/15/50	350	341
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	260	253
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10	10

3,10,11 Lanark Master Issuer plc 2018-1A		2.730%	12/22/69	704	703
3,10,12 Lanark Master Issuer plc 2018-2A		2.846%	12/22/69	460	460
3,10	Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	890	886
3,10	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	450	449
3,10	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	297
3,10,12 Master Credit Card Trust II Series 2018-1A		2.672%	7/22/24	1,490	1,486
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.068%	4/25/34	11	11
3	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	1,188	1,185
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	1,910	1,898
3	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	190	188
3	Mercedes-Benz Auto Receivables Trust 2018-
	1	3.150%	10/15/24	340	339
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	4.034%	2/25/33	23	23
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	4.388%	7/25/33	12	12
3,10	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	21	21
3,10	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	785
3,10	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	200
3,10	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	110
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	502
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	50
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	142	139
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	683	697
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	70	67
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	84	84
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	270	273
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.303%	8/15/46	580	596
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	190	192
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	80	82
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	200	204
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	130	127
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	60	59
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	595	583
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	450	459
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	450	462
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	890	897
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	615	629

3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.053%	4/15/47	50	51
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	975	989
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	230	231
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.479%	6/15/47	660	666
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.912%	6/15/47	300	298
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	620	623
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	160	159
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	490	495
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	450	447
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	380	378
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	560	553
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	780	759
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	90	88
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	422	422
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	420	413
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	1,350	1,350
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	338	336
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	1,370	1,328
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.909%	5/15/49	40	40
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	2,181	2,163
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	490	476
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	377
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	60
3,10	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	405
3,10	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	681
3,10	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	600
3,10	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	699	693
3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	874	873
3	Morgan Stanley Capital I Trust 2015-UBS8	4.741%	12/15/48	350	339
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	133	124
3	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	720	713
3	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	138
3	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	180	176
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	4.077%	6/25/36	114	117
3,10,12 Motor plc 2017 1A		2.746%	9/25/24	1,220	1,219

3,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	815	785
3,12	Navient Student Loan Trust 2015-3	2.866%	6/26/56	546	548
3,10,12 Navient Student Loan Trust 2016-3		3.066%	6/25/65	196	197
3,10,12 Navient Student Loan Trust 2016-6A		2.966%	3/25/66	610	615
3,10,12 Navient Student Loan Trust 2017-4A		2.716%	9/27/66	290	291
3,10,12 Navient Student Loan Trust 2017-A		2.558%	12/16/58	251	251
3,10	Navient Student Loan Trust 2017-A	2.880%	12/16/58	440	428
3,10,12 Navient Student Loan Trust 2018-1		2.406%	3/25/67	418	418
3,10,12 Navient Student Loan Trust 2018-1		2.566%	3/25/67	920	920
3,10,12 Navient Student Loan Trust 2018-1		2.936%	3/25/67	1,130	1,135
3,10	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	360	359
3,10	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	317	316
3,10	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,472
12	New Mexico Educational Assistance
	Foundation 2013-1	2.782%	1/2/25	278	273
3,10	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	370
3	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	780	773
3	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	220	217
3	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	960	946
3	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	540	527
3	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	340	338
3,12	Nissan Master Owner Trust Receivables
	Series 2017-C	2.478%	10/17/22	1,420	1,423
3,10	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	229
3,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	195
3,10,12 Pepper Residential Securities Trust 2017A-
	A1UA	3.233%	3/10/58	232	232
3,10,12 Pepper Residential Securities Trust 2018A-
	A1UA	3.089%	3/12/47	47	47
3,10,12 Pepper Residential Securities Trust 2019A-
	A1U1	2.489%	10/12/18	730	730
3,10,12 Pepper Residential Securities Trust 2020A-
	A1U1	2.658%	3/16/19	610	607
3,10,12 Pepper Residential Securities Trust 2021-A1U		3.038%	1/16/60	1,204	1,204
3,10,11 Permanent Master Issuer plc 2018-1A		2.747%	7/15/58	410	410
3,10	PFS Financing Corp 2017-B	2.220%	7/15/22	530	519
3,10,12 PFS Financing Corp. 2017-C		2.533%	10/15/21	820	820
3,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	834
3,10	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	367
3,10,12 PHEAA Student Loan Trust 2016-2A		3.166%	11/25/65	677	686
3,10	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	177	175
3,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	614	604
3,10	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	230
3,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	390	377
3,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	97
3,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	560	548
3,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	98
3,10	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	1,000	1,003
3	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	340	339
3	Public Service New Hampshire Funding LLC
	2018-1	3.506%	8/1/28	120	120
3	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	110	110
3,10,11 Resimac Premier Series 2014-1A		3.534%	12/12/45	218	217
3,10,12 Resimac Premier Series 2016-1A		3.523%	10/10/47	1,078	1,084

3,10,12 Resimac Premier Series 2018-1A		2.933%	11/10/49	999	998
3,10,12 Resimac Premier Series 2018-1NCA		2.987%	12/16/59	1,740	1,739
3	RFMSI Series 2006-SA2 Trust	4.878%	8/25/36	280	244
3	RFMSI Series 2006-SA3 Trust	5.262%	9/25/36	83	76
3	Royal Bank of Canada	1.875%	2/5/21	215	211
3	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	357
3	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	112	112
3	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	80	80
3	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	110
3	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	100
3	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	770	765
3	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	310	309
3	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	150	148
3	Santander Drive Auto Receivables Trust
	2018-1	2.100%	11/16/20	1,145	1,143
3	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	460	458
3	Santander Drive Auto Receivables Trust
	2018-1	2.630%	7/15/22	1,060	1,055
3	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	920	907
3	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	400	392
3	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	840	838
3	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	1,390	1,387
3	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	780	778
3,10	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	180	178
3,10	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	140	138
3,10	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	890	887
3,10	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	310	308
3,10	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	270	268
3,10	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	620	616
10	SBA Tower Trust	3.156%	10/8/20	270	266
3,10	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	119	119
3,10	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	250	247
3,10	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	270	263
3,10	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	160	158
3,10	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	26	26
3,10	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	362	363
3,10	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	214	216
3,10,12 SLM Private Education Loan Trust 2013-A		3.208%	5/17/27	158	158
3,10	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	200	199
3,10	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	118	118

3,10	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	296
3,10	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	139
3,10	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	37	37
3,10	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	99
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	107
3,10	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	291	285
3,10,12 SMB Private Education Loan Trust 2016-B		3.608%	2/17/32	268	274
3,10,12 SMB Private Education Loan Trust 2016-C		3.258%	9/15/34	300	304
3,10,12 SMB Private Education Loan Trust 2017-A		3.058%	9/15/34	300	302
3,10	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	490	475
3,10	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,450	1,438
3,10	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	770	768
3,10	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,010	1,010
3,10	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	218	217
3,10	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	145	141
3,10	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	155	150
3,10,12 SoFi Professional Loan Program 2016-D LLC		3.166%	1/25/39	81	81
3,10	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	50	48
3,10	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	340	334
3,10,12 SoFi Professional Loan Program 2017-C LLC		2.816%	7/25/40	48	48
3,10	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	200	194
3,10	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	697	687
3,10	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	242
3,10	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	613	607
3,10	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	310	301
3,10	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	775	768
3,10	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	390	379
3,10	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	780	772
3,10	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,600	1,596
3,10	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,150	1,146
10	Stadshypotek AB	2.500%	4/5/22	820	797
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	980	981
3	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	200	198
3	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,122
3	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,170	1,168
3	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	270	264
3	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	355	350
3	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	603
3	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	810	785
3	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	240	232
3	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	330	319
3	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	1,200	1,199
3,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	207	209
3,10	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	325	333
3,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	835	832
3,10	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	610	609
3,10	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	130	130
3,10	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	140	139

3,10	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	100
3,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	629
10	Toronto-Dominion Bank	2.250%	3/15/21	60	59
3	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	70	68
3	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	2,800	2,769
3	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	190	186
3	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	360	359
3	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	840	838
3	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	360	359
3,10	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,320	1,294
3,10	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	1,360	1,360
3,10	TRINITY RAIL LEASING LP TRL_18-1	4.620%	6/17/48	740	746
3,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	96	94
3,10	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	1,112	1,109
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	30
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	280	276
3,10	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	598
3	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	223	218
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	150	149
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	50	49
3,10	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	398	399
3,10	Verizon Owner Trust 2016-2A	1.680%	5/20/21	1,020	1,013
3,10	Verizon Owner Trust 2017-2A	1.920%	12/20/21	1,240	1,224
3,10	Verizon Owner Trust 2017-3	2.060%	4/20/22	750	738
3,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	422
3,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	460	451
3,10	Verizon Owner Trust 2018-1	2.820%	9/20/22	1,850	1,837
3,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	664
3,10	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	291
3,10	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	272
3,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	80
3,10	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	60
3	Volkswagen Auto Loan Enhanced Trust 2018-
	1	3.020%	11/21/22	530	529
3	Volkswagen Auto Loan Enhanced Trust 2018-
	1	3.150%	7/22/24	220	219
3,10,12 Volvo Financial Equipment Master Owner
	Trust 2017-A	2.563%	11/15/22	240	241
3	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.641%	1/25/33	6	6
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	4.120%	8/25/33	9	9
3	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	4.331%	9/25/33	13	13
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	700	687
3	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	40
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	180	183
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	768	791
3	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.423%	7/15/46	110	112

3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	1,100	1,112
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	200	198
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	350	355
Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	220	215
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	80	79
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	555	539
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	750	735
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	1,720	1,697
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	1,382	1,377
3 Wells Fargo Commercial Mortgage Trust
2015-C29	4.366%	6/15/48	270	262
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	486	478
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	420	419
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	350	355
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.646%	9/15/58	270	267
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	729	735
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	275	282
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.694%	9/15/58	315	312
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	860	863
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	640	633
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	260	254
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	230	229
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	520	506
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	120	113
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	1,650	1,597
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	1,130	1,107
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	790	766
3 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	475	464
3 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	164	162
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,010	1,019

3	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	80	79
3	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	580	593
3	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.603%	10/25/36	168	162
3,10	Wendys Funding LLC 2015-1A	4.080%	6/15/45	146	146
3,10	Wendys Funding LLC 2015-1A	4.497%	6/15/45	146	147
3,10	Wendys Funding LLC 2018-1	3.573%	3/15/48	159	152
3,10	Wendys Funding LLC 2018-1	3.884%	3/15/48	238	229
10	Westpac Banking Corp.	2.100%	2/25/21	60	58
3,10	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	875	869
3,10	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	274	280
3	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	259
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	274	274
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	137
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	102	101
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	584	572
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	69
3	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	49
3	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	474	478
3	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	355	365
3	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	364
3	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	85
3	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	235
3	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	161
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	665	684
3	WFRBS Commercial Mortgage Trust 2013-
	C18	4.841%	12/15/46	140	146
3	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	750	754
3	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	530	544
3	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	965	985
3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	280	281
3	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	86
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	30	30
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	985	989
3	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	167
3	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	287
3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	500	498

3	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	340	345
3	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	515	513
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	60
3	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	1,130	1,156
3	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	316	312
3	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	410	404
3	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	220	217
3	World Omni Automobile Lease Securitization
	Trust 2018-A	2.830%	7/15/21	1,190	1,185
3	World Omni Automobile Lease Securitization
	Trust 2018-A	2.940%	5/15/23	360	358
3	World Omni Automobile Lease Securitization
	Trust 2018-B	3.190%	12/15/21	690	690
3	World Omni Automobile Lease Securitization
	Trust 2018-B	3.300%	3/15/24	140	140
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $367,001)					362,020
Corporate Bonds (50.4%)
Finance (25.4%)
	Banking (21.8%)
10	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,595
	American Express Co.	2.200%	10/30/20	3,930	3,837
	American Express Co.	3.700%	8/3/23	3,755	3,739
	American Express Credit Corp.	2.200%	3/3/20	1,045	1,032
	American Express Credit Corp.	2.250%	5/5/21	643	625
10	ANZ New Zealand International Ltd.	2.200%	7/17/20	725	710
10	ASB Bank Ltd.	3.750%	6/14/23	1,500	1,487
10	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	3,095	3,065
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	2,015	1,936
10	Banco Santander Chile	2.500%	12/15/20	2,060	2,011
	Bank of America Corp.	2.625%	10/19/20	1,082	1,069
	Bank of America Corp.	2.625%	4/19/21	3,440	3,384
3	Bank of America Corp.	2.369%	7/21/21	4,235	4,160
3	Bank of America Corp.	2.328%	10/1/21	3,630	3,551
3	Bank of America Corp.	3.124%	1/20/23	1,035	1,016
	Bank of America Corp.	3.004%	12/20/23	2,478	2,397
3	Bank of America Corp.	3.550%	3/5/24	2,920	2,885
	Bank of America Corp.	3.875%	8/1/25	75	74
	Bank of New York Mellon Corp.	3.450%	8/11/23	1,800	1,786
	Bank of Nova Scotia	2.228%	12/11/19	6,170	6,099
	Bank of Nova Scotia	2.150%	7/14/20	450	442
	Bank of Nova Scotia	2.500%	1/8/21	945	927
10	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	1,640	1,602
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,475	1,450
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	425	413
13	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	643
10	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	1,375	1,323
10	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	4,600	4,571
	BB&T Corp.	2.450%	1/15/20	1,115	1,106
10	BNP Paribas SA	3.375%	1/9/25	1,515	1,433
10	BNP Paribas SA	4.400%	8/14/28	1,630	1,596
	BPCE SA	2.500%	12/10/18	880	880
14,15	BPCE SA	3.268%	4/24/20	430	313
14	BPCE SA	3.500%	4/24/20	700	511

	Branch Banking & Trust Co.	2.100%	1/15/20	500	494
	Branch Banking & Trust Co.	2.250%	6/1/20	2,160	2,126
	Branch Banking & Trust Co.	2.625%	1/15/22	1,340	1,306
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	740	714
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,750	1,740
	Capital One Financial Corp.	3.050%	3/9/22	640	626
	Citibank NA	2.100%	6/12/20	1,610	1,581
	Citibank NA	2.125%	10/20/20	5,375	5,249
	Citibank NA	2.850%	2/12/21	6,790	6,710
	Citigroup Inc.	2.450%	1/10/20	635	629
	Citigroup Inc.	2.650%	10/26/20	1,700	1,677
	Citigroup Inc.	2.700%	3/30/21	325	319
	Citigroup Inc.	2.750%	4/25/22	1,610	1,562
3	Citigroup Inc.	4.044%	6/1/24	1,270	1,273
	Comerica Inc.	3.700%	7/31/23	2,645	2,635
	Commonwealth Bank of Australia	2.300%	3/12/20	510	503
10	Commonwealth Bank of Australia	2.050%	9/18/20	1,765	1,718
	Commonwealth Bank of Australia	2.400%	11/2/20	700	685
10	Commonwealth Bank of Australia	2.000%	9/6/21	1,270	1,217
10	Commonwealth Bank of Australia	2.750%	3/10/22	2,575	2,499
10	Commonwealth Bank of Australia	2.500%	9/18/22	1,247	1,192
10	Commonwealth Bank of Australia	3.450%	3/16/23	2,808	2,780
14,15	Commonwealth Bank of Australia	3.916%	11/5/24	600	438
	Compass Bank	2.875%	6/29/22	1,580	1,522
14	Cooperatieve Rabobank UA	5.000%	7/2/20	300	222
10	Cooperatieve Rabobank UA	3.875%	9/26/23	2,000	1,994
14,15	Cooperatieve Rabobank UA	4.600%	7/2/25	400	294
3,10	Credit Suisse Group AG	4.207%	6/12/24	2,000	1,993
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	330	327
10	Danske Bank A/S	2.750%	9/17/20	572	562
10	Danske Bank A/S	3.875%	9/12/23	1,200	1,178
	Deutsche Bank AG	2.500%	2/13/19	176	176
	Deutsche Bank AG	3.150%	1/22/21	1,560	1,521
	Discover Bank	2.600%	11/13/18	588	588
10	DNB Bank ASA	2.125%	10/2/20	1,770	1,724
10	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	2,155	2,098
	Fifth Third Bank	2.200%	10/30/20	1,050	1,026
	Fifth Third Bank	2.250%	6/14/21	686	666
	First Republic Bank	2.500%	6/6/22	2,170	2,084
	Goldman Sachs Group Inc.	2.550%	10/23/19	1,240	1,235
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,970	2,944
14,15	Goldman Sachs Group Inc.	3.155%	8/26/20	540	393
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,068	2,043
	Goldman Sachs Group Inc.	2.600%	12/27/20	5,865	5,771
	Goldman Sachs Group Inc.	2.875%	2/25/21	7,701	7,594
	Goldman Sachs Group Inc.	2.625%	4/25/21	1,411	1,381
14,15	Goldman Sachs Group Inc.	3.302%	9/8/21	520	380
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,059
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	986
	Goldman Sachs Group Inc.	3.000%	4/26/22	2,220	2,173
3	Goldman Sachs Group Inc.	2.876%	10/31/22	2,260	2,204
3	Goldman Sachs Group Inc.	2.908%	6/5/23	3,810	3,684
3	Goldman Sachs Group Inc.	3.272%	9/29/25	1,505	1,438
	HSBC Holdings plc	2.950%	5/25/21	2,065	2,033
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,681
3	HSBC Holdings plc	3.262%	3/13/23	3,980	3,896
	HSBC Holdings plc	3.600%	5/25/23	230	228

3,13	HSBC Holdings plc	2.175%	6/27/23	1,405	1,818
3	HSBC Holdings plc	3.033%	11/22/23	3,115	3,007
3	HSBC Holdings plc	3.950%	5/18/24	1,605	1,593
3,13	HSBC Holdings plc	2.256%	11/13/26	357	442
3	HSBC Holdings plc	4.583%	6/19/29	1,435	1,435
3	HSBC Holdings plc	6.000%	11/22/65	265	252
3,13	HSBC Holdings plc	5.875%	9/28/46	950	1,241
	HSBC USA Inc.	2.750%	8/7/20	1,365	1,353
	Huntington National Bank	2.375%	3/10/20	1,325	1,308
	Huntington National Bank	2.875%	8/20/20	819	811
	Huntington National Bank	2.500%	8/7/22	1,460	1,398
	Huntington National Bank	3.550%	10/6/23	1,160	1,146
10	ICICI Bank Ltd.	4.800%	5/22/19	200	201
	ICICI Bank Ltd.	4.000%	3/18/26	355	331
10	ING Bank NV	2.500%	10/1/19	620	616
10	ING Bank NV	2.450%	3/16/20	570	562
10	ING Bank NV	2.700%	8/17/20	93	92
	ING Groep NV	3.150%	3/29/22	830	810
11	Intesa Sanpaolo SPA	2.966%	7/17/19	3,255	3,256
10	Intesa Sanpaolo SPA	3.375%	1/12/23	1,100	1,018
10	Intesa Sanpaolo SPA	3.875%	7/14/27	800	686
	JPMorgan Chase & Co.	2.250%	1/23/20	1,602	1,586
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,848
	JPMorgan Chase & Co.	4.250%	10/15/20	639	651
	JPMorgan Chase & Co.	2.550%	10/29/20	2,957	2,914
	JPMorgan Chase & Co.	2.550%	3/1/21	3,031	2,976
3	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,477
	JPMorgan Chase & Co.	2.972%	1/15/23	949	924
3	JPMorgan Chase & Co.	2.776%	4/25/23	1,965	1,908
	JPMorgan Chase & Co.	2.700%	5/18/23	409	393
3	JPMorgan Chase & Co.	3.559%	4/23/24	2,205	2,184
	JPMorgan Chase & Co.	3.125%	1/23/25	15	14
3	JPMorgan Chase & Co.	3.220%	3/1/25	2,045	1,976
	JPMorgan Chase & Co.	3.900%	7/15/25	570	569
	JPMorgan Chase & Co.	3.200%	6/15/26	880	837
3	JPMorgan Chase & Co.	3.782%	2/1/28	370	360
3	JPMorgan Chase & Co.	3.509%	1/23/29	145	137
3	JPMorgan Chase & Co.	4.005%	4/23/29	215	210
	KeyBank NA	2.500%	11/22/21	250	243
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,440
3	Lloyds Banking Group plc	2.907%	11/7/23	1,800	1,717
14,15	Lloyds Banking Group plc	3.331%	3/7/25	210	149
14	Lloyds Banking Group plc	4.000%	3/7/25	760	547
	Macquarie Bank Ltd.	6.625%	4/7/21	170	180
3	Macquarie Group Ltd.	3.189%	11/28/23	460	441
3,10	Macquarie Group Ltd.	3.189%	11/28/23	480	460
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	832
11	Manufacturers & Traders Trust Co.	2.961%	12/1/21	245	244
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	651
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	690	681
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	535	534
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	165	159
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	600	586
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,330	3,210
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,645	5,607
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,970	1,947
10	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	1,055	1,048
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	748

	Mizuho Bank Ltd.	2.340%	12/4/19	4,605	4,552
	Morgan Stanley	2.450%	2/1/19	872	871
	Morgan Stanley	2.650%	1/27/20	1,122	1,115
	Morgan Stanley	2.800%	6/16/20	1,244	1,234
	Morgan Stanley	2.500%	4/21/21	1,998	1,951
	Morgan Stanley	2.625%	11/17/21	4,192	4,076
	Morgan Stanley	2.750%	5/19/22	2,020	1,958
	Morgan Stanley	3.125%	1/23/23	1,655	1,613
11	Morgan Stanley	3.563%	5/8/24	800	814
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	691
10	MUFG Bank Ltd.	2.300%	3/10/19	250	249
10	MUFG Bank Ltd.	2.300%	3/5/20	2,040	2,009
10	MUFG Bank Ltd.	2.750%	9/14/20	1,917	1,879
	National Australia Bank Ltd.	1.875%	7/12/21	2,500	2,390
	National Bank of Canada	2.150%	6/12/20	870	850
	National Bank of Canada	2.200%	11/2/20	3,765	3,656
10	Nordea Bank AB	3.750%	8/30/23	1,300	1,286
3	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	401
	PNC Bank NA	2.300%	6/1/20	364	359
	PNC Bank NA	2.600%	7/21/20	1,135	1,123
	PNC Bank NA	2.450%	11/5/20	439	432
	PNC Bank NA	2.150%	4/29/21	352	342
	PNC Bank NA	2.550%	12/9/21	535	521
	PNC Bank NA	2.625%	2/17/22	1,990	1,937
	PNC Funding Corp.	5.125%	2/8/20	180	185
	Regions Financial Corp.	2.750%	8/14/22	225	217
	Royal Bank of Canada	2.150%	10/26/20	4,957	4,851
	Santander Holdings USA Inc.	3.700%	3/28/22	1,495	1,474
	Santander Holdings USA Inc.	3.400%	1/18/23	1,310	1,262
3	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	615	618
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	2,240	2,218
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	3,125	3,098
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,555	1,504
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	680	653
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	995	990
	SunTrust Bank	2.250%	1/31/20	815	806
	SunTrust Bank	2.450%	8/1/22	1,365	1,311
	SunTrust Banks Inc.	2.900%	3/3/21	405	400
	Svenska Handelsbanken AB	2.450%	3/30/21	1,550	1,515
	Svenska Handelsbanken AB	1.875%	9/7/21	855	818
10	Swedbank AB	2.800%	3/14/22	1,295	1,261
	Synchrony Bank	3.000%	6/15/22	1,495	1,433
	Synchrony Financial	3.000%	8/15/19	1,723	1,720
	Synchrony Financial	2.700%	2/3/20	912	901
	Synchrony Financial	3.700%	8/4/26	50	45
	Synchrony Financial	3.950%	12/1/27	395	358
	Toronto-Dominion Bank	1.900%	10/24/19	3,450	3,414
	Toronto-Dominion Bank	3.150%	9/17/20	5,830	5,845
	Toronto-Dominion Bank	3.250%	6/11/21	8,500	8,493
	Toronto-Dominion Bank	3.500%	7/19/23	3,200	3,199
	UBS AG	2.350%	3/26/20	250	246
10	UBS AG	2.200%	6/8/20	2,140	2,101
10	UBS AG	2.450%	12/1/20	5,275	5,159
10	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	405	401
10	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,450	1,426
10	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	951	917
10	UBS Group Funding Switzerland AG	3.491%	5/23/23	1,495	1,465
3,10	UBS Group Funding Switzerland AG	2.859%	8/15/23	1,442	1,378

3	United Overseas Bank Ltd.	3.750%	9/19/24	400	400
	US Bank NA	2.050%	10/23/20	1,799	1,758
§,16	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	2.100%	7/26/21	445	429
14,15	Wells Fargo & Co.	3.285%	7/27/21	300	219
	Wells Fargo & Co.	2.625%	7/22/22	2,360	2,278
	Wells Fargo Bank NA	2.400%	1/15/20	7,615	7,555
3	Wells Fargo Bank NA	3.325%	7/23/21	7,985	7,974
	Wells Fargo Bank NA	3.550%	8/14/23	1,960	1,948
	Westpac Banking Corp.	2.300%	5/26/20	70	69
	Westpac Banking Corp.	2.600%	11/23/20	205	202
	Westpac Banking Corp.	2.650%	1/25/21	2,180	2,144
	Westpac Banking Corp.	2.100%	5/13/21	706	683
	Westpac Banking Corp.	2.000%	8/19/21	1,900	1,823
	Westpac Banking Corp.	2.750%	1/11/23	2,710	2,616
	Westpac Banking Corp.	3.650%	5/15/23	2,280	2,276
	Westpac Banking Corp.	3.350%	3/8/27	390	371
	Zions Bancorp NA	3.500%	8/27/21	2,660	2,645

	Brokerage (0.2%)
	Jefferies Financial Group Inc.	5.500%	10/18/23	1,240	1,278
	Legg Mason Inc.	2.700%	7/15/19	140	140
§,16	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.750%	3/19/19	620	620
	Stifel Financial Corp.	3.500%	12/1/20	270	267
	Stifel Financial Corp.	4.250%	7/18/24	75	75
	TD Ameritrade Holding Corp.	3.625%	4/1/25	700	688

	Finance Companies (0.5%)
	Air Lease Corp.	3.500%	1/15/22	1,505	1,495
	GE Capital International Funding Co.
	Unlimited Co.	2.342%	11/15/20	5,694	5,551
10	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	429

	Insurance (2.0%)
	Aetna Inc.	2.800%	6/15/23	235	225
	Aflac Inc.	3.625%	6/15/23	80	80
10	AIG Global Funding	2.150%	7/2/20	365	358
10	AIG Global Funding	2.700%	12/15/21	315	306
	Alleghany Corp.	5.625%	9/15/20	210	218
	American International Group Inc.	2.300%	7/16/19	142	141
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	311	320
3,17	AXA SA	3.250%	5/28/49	320	364
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	52
	AXIS Specialty Finance plc	2.650%	4/1/19	350	348
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	868
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	124
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,156	1,125
	Brighthouse Financial Inc.	3.700%	6/22/27	264	234
	Chubb INA Holdings Inc.	2.300%	11/3/20	503	494
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	135
17	Chubb INA Holdings Inc.	2.500%	3/15/38	1,938	2,264
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	125
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	460	454
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	82
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	920	894
10	MassMutual Global Funding II	1.950%	9/22/20	1,070	1,044

10	MassMutual Global Funding II	2.500%	10/17/22	675	650
10	MassMutual Global Funding II	2.750%	6/22/24	300	284
10	Metropolitan Life Global Funding I	2.300%	4/10/19	535	534
10	Metropolitan Life Global Funding I	1.550%	9/13/19	450	443
10	Metropolitan Life Global Funding I	2.400%	1/8/21	3,755	3,679
10	Metropolitan Life Global Funding I	1.950%	9/15/21	465	445
10	Metropolitan Life Global Funding I	3.000%	1/10/23	300	292
10	New York Life Global Funding	1.950%	2/11/20	430	423
10	New York Life Global Funding	2.900%	1/17/24	205	198
10	Nuveen Finance LLC	2.950%	11/1/19	1,463	1,459
10	Pricoa Global Funding I	2.550%	11/24/20	235	231
10	Pricoa Global Funding I	2.200%	6/3/21	260	252
10	Pricoa Global Funding I	2.450%	9/21/22	430	412
10	Pricoa Global Funding I	3.450%	9/1/23	900	893
10	Principal Life Global Funding II	2.204%	12/11/19	5,390	5,326
10	Principal Life Global Funding II	2.200%	4/8/20	685	674
	Progressive Corp.	3.750%	8/23/21	535	539
	Prudential Financial Inc.	7.375%	6/15/19	255	262
	Prudential Financial Inc.	4.500%	11/16/21	300	309
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	521
	Reinsurance Group of America Inc.	3.950%	9/15/26	520	500
10	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	680
10	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,242
10	Reliance Standard Life Global Funding II	2.375%	5/4/20	435	428
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	202
10	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,020	1,017
10	Securian Financial Group Inc.	4.800%	4/15/48	1,279	1,254
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	230	221
	Torchmark Corp.	9.250%	6/15/19	170	177
	Travelers Cos. Inc.	5.900%	6/2/19	70	71
	Travelers Cos. Inc.	3.900%	11/1/20	105	106

	Real Estate Investment Trusts (0.9%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	709
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,075
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	181
	Brixmor Operating Partnership LP	3.650%	6/15/24	580	558
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	140
	Brixmor Operating Partnership LP	4.125%	6/15/26	805	780
	Camden Property Trust	4.875%	6/15/23	50	52
	Camden Property Trust	4.250%	1/15/24	150	152
	Camden Property Trust	3.500%	9/15/24	45	44
	DDR Corp.	3.625%	2/1/25	74	70
	DDR Corp.	4.250%	2/1/26	325	317
	Digital Realty Trust LP	3.400%	10/1/20	706	706
	Digital Realty Trust LP	3.950%	7/1/22	840	845
	ERP Operating LP	2.375%	7/1/19	125	124
	ERP Operating LP	4.750%	7/15/20	53	54
	Federal Realty Investment Trust	2.550%	1/15/21	232	228
10	Goodman Australia Industrial Fund	3.400%	9/30/26	410	381
	HCP Inc.	2.625%	2/1/20	295	292
	HCP Inc.	4.250%	11/15/23	180	180
	HCP Inc.	4.200%	3/1/24	195	194
	HCP Inc.	3.400%	2/1/25	280	265
	HCP Inc.	4.000%	6/1/25	210	206
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	365	352
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	314
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	250	233

	Liberty Property LP	4.750%	10/1/20	260	266
	Liberty Property LP	3.750%	4/1/25	85	83
	Realty Income Corp.	5.750%	1/15/21	95	99
	Realty Income Corp.	3.250%	10/15/22	1,570	1,550
	Realty Income Corp.	3.875%	4/15/25	485	483
	Realty Income Corp.	4.125%	10/15/26	455	455
10	Scentre Group Trust 1 / Scentre Group Trust
	2	3.750%	3/23/27	690	660
	Senior Housing Properties Trust	3.250%	5/1/19	850	850
	Simon Property Group LP	4.375%	3/1/21	175	179
	Simon Property Group LP	2.350%	1/30/22	295	285
	Ventas Realty LP	3.500%	2/1/25	80	76
	VEREIT Operating Partnership LP	3.000%	2/6/19	505	505
	VEREIT Operating Partnership LP	4.875%	6/1/26	175	177
	VEREIT Operating Partnership LP	3.950%	8/15/27	5	5
	Welltower Inc.	4.125%	4/1/19	1,137	1,141
					424,372
Industrial (21.5%)
	Basic Industry (0.8%)
10	Air Liquide Finance SA	1.375%	9/27/19	1,120	1,103
10	Air Liquide Finance SA	1.750%	9/27/21	2,830	2,699
10	Air Liquide Finance SA	2.250%	9/27/23	215	202
	Airgas Inc.	2.375%	2/15/20	370	366
10	Chevron Phillips Chemical Co. LLC / Chevron
	Phillips Chemical Co. LP	3.300%	5/1/23	1,530	1,509
	EI du Pont de Nemours & Co.	2.200%	5/1/20	3,725	3,675
14	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	73
	International Flavors & Fragrances Inc.	3.400%	9/25/20	440	440
	Nutrien Ltd.	6.750%	1/15/19	1,087	1,099
	Nutrien Ltd.	6.500%	5/15/19	350	357
	WestRock MWV LLC	7.375%	9/1/19	590	612
	WestRock RKT Co.	4.450%	3/1/19	280	282
	WestRock RKT Co.	4.900%	3/1/22	70	73
	WestRock RKT Co.	4.000%	3/1/23	550	552

	Capital Goods (2.0%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	206
10	Berry Global Inc.	4.500%	2/15/26	187	178
	Caterpillar Financial Services Corp.	1.800%	11/13/18	625	624
	Caterpillar Financial Services Corp.	1.900%	3/22/19	300	299
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	238
	Caterpillar Financial Services Corp.	2.400%	6/6/22	185	179
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	540
	CNH Industrial Capital LLC	3.375%	7/15/19	395	394
	CNH Industrial Capital LLC	4.875%	4/1/21	95	97
	CNH Industrial Capital LLC	4.200%	1/15/24	1,220	1,215
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	200
	Embraer SA	5.150%	6/15/22	250	259
	General Electric Co.	6.000%	8/7/19	731	750
	General Electric Co.	5.500%	1/8/20	640	657
	General Electric Co.	2.200%	1/9/20	1,526	1,505
	General Electric Co.	5.550%	5/4/20	567	585
	General Electric Co.	4.625%	1/7/21	3,355	3,456
	General Electric Co.	5.300%	2/11/21	508	529
	General Electric Co.	4.650%	10/17/21	1,195	1,238
	General Electric Co.	2.700%	10/9/22	610	589
17	General Electric Co.	2.125%	5/17/37	700	745

3	General Electric Co.	5.000%	12/31/49	12,680	12,347
10	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	555	558
	John Deere Capital Corp.	2.300%	9/16/19	785	782
	John Deere Capital Corp.	1.250%	10/9/19	450	442
	John Deere Capital Corp.	2.375%	7/14/20	1,000	986
	John Deere Capital Corp.	2.450%	9/11/20	1,075	1,060
	Johnson Controls International plc	3.750%	12/1/21	80	80
	Raytheon Co.	4.400%	2/15/20	55	56
18	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	233	236
	Spirit AeroSystems Inc.	4.600%	6/15/28	1,000	993
	Textron Inc.	7.250%	10/1/19	300	312
	United Rentals North America Inc.	4.625%	7/15/23	604	609
	United Rentals North America Inc.	5.875%	9/15/26	75	77
	United Rentals North America Inc.	5.500%	5/15/27	235	233
	United Rentals North America Inc.	4.875%	1/15/28	90	85

	Communication (2.2%)
	America Movil SAB de CV	5.000%	10/16/19	500	508
	America Movil SAB de CV	5.000%	3/30/20	1,610	1,646
	AT&T Inc.	5.800%	2/15/19	780	788
	AT&T Inc.	5.875%	10/1/19	1,890	1,940
	AT&T Inc.	5.200%	3/15/20	220	227
	CBS Corp.	2.300%	8/15/19	20	20
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	3.579%	7/23/20	2,365	2,364
	Comcast Corp.	5.150%	3/1/20	300	309
	Comcast Corp.	1.625%	1/15/22	120	113
	Comcast Corp.	3.125%	7/15/22	850	839
	Comcast Corp.	3.375%	8/15/25	1,135	1,096
	Comcast Corp.	3.550%	5/1/28	320	306
	Crown Castle International Corp.	3.400%	2/15/21	900	898
	Crown Castle International Corp.	2.250%	9/1/21	200	192
	Crown Castle International Corp.	4.875%	4/15/22	200	206
	Discovery Communications LLC	2.200%	9/20/19	685	679
10	Discovery Communications LLC	2.750%	11/15/19	450	447
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	440	440
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,235	1,237
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	210	208
10	NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,126	2,117
	NBCUniversal Media LLC	5.150%	4/30/20	370	381
	NBCUniversal Media LLC	4.375%	4/1/21	810	829
	NBCUniversal Media LLC	2.875%	1/15/23	850	824
	Omnicom Group Inc / Omnicom Capital Inc	6.250%	7/15/19	125	128
	Orange SA	2.750%	2/6/19	720	720
	Qwest Corp.	6.750%	12/1/21	530	568
10	SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,291
10	Sirius XM Radio Inc.	6.000%	7/15/24	525	544
10	Sky plc	2.625%	9/16/19	300	298
	T-Mobile USA Inc.	6.000%	3/1/23	640	658
	T-Mobile USA Inc.	6.500%	1/15/24	290	301
	T-Mobile USA Inc.	4.500%	2/1/26	200	190
14	Telstra Corp. Ltd.	7.750%	7/15/20	400	314
	Time Warner Cable LLC	8.750%	2/14/19	395	403
	Time Warner Cable LLC	8.250%	4/1/19	555	569
	Verizon Communications Inc.	3.450%	3/15/21	2,380	2,389
	Verizon Communications Inc.	3.500%	11/1/21	1,252	1,256
	Verizon Communications Inc.	2.946%	3/15/22	1,999	1,966

	Verizon Communications Inc.	3.125%	3/16/22	3,780	3,742
	Viacom Inc.	5.625%	9/15/19	75	77
	Viacom Inc.	4.500%	3/1/21	35	36
	Viacom Inc.	3.875%	12/15/21	150	150
	Viacom Inc.	4.250%	9/1/23	520	524
	Viacom Inc.	5.850%	9/1/43	800	835
	Vodafone Group plc	4.125%	5/30/25	1,080	1,075

	Consumer Cyclical (3.2%)
10	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	410	410
	Alibaba Group Holding Ltd.	2.500%	11/28/19	141	140
10	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,528
	American Axle & Manufacturing Inc.	7.750%	11/15/19	145	151
	American Honda Finance Corp.	2.000%	11/13/19	615	607
	American Honda Finance Corp.	3.000%	6/16/20	1,300	1,298
	American Honda Finance Corp.	1.950%	7/20/20	360	353
	American Honda Finance Corp.	2.450%	9/24/20	415	410
	American Honda Finance Corp.	3.450%	7/14/23	720	718
	AutoZone Inc.	2.875%	1/15/23	115	111
10	BMW US Capital LLC	3.250%	8/14/20	1,500	1,505
10	BMW US Capital LLC	3.450%	4/12/23	3,600	3,563
10	BMW US Capital LLC	3.750%	4/12/28	900	885
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	317
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	457
14	Ford Motor Credit Co. LLC	3.588%	6/2/20	538	392
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	447
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	209
	General Motors Co.	3.500%	10/2/18	885	885
	General Motors Co.	4.875%	10/2/23	540	553
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	130
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	704
	General Motors Financial Co. Inc.	3.700%	11/24/20	720	724
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,109
	General Motors Financial Co. Inc.	3.200%	7/6/21	1,195	1,179
	General Motors Financial Co. Inc.	4.375%	9/25/21	1,660	1,688
	General Motors Financial Co. Inc.	3.450%	1/14/22	1,010	995
	General Motors Financial Co. Inc.	3.450%	4/10/22	150	148
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	473
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	464
	General Motors Financial Co. Inc.	4.250%	5/15/23	460	459
	General Motors Financial Co. Inc.	3.950%	4/13/24	250	243
	General Motors Financial Co. Inc.	3.500%	11/7/24	800	754
	General Motors Financial Co. Inc.	4.350%	4/9/25	350	343
10	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	2,093	2,090
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,600	1,591
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	2,080	2,044
10	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,745	1,711
10	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	152
10	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	1,055	1,003
10	Harley-Davidson Financial Services Inc.	3.350%	2/15/23	695	675
10	Hyundai Capital America	3.100%	4/5/22	175	170
13	Jaguar Land Rover Automotive plc	5.000%	2/15/22	208	271
	Lowe's Cos Inc.	1.150%	4/15/19	295	293
	Lowe's Cos Inc.	4.625%	4/15/20	460	467
	Macy's Retail Holdings Inc.	3.450%	1/15/21	360	358
	Mastercard Inc.	2.000%	4/1/19	225	224
	McDonald's Corp.	2.100%	12/7/18	290	290
10	Nissan Motor Acceptance Corp.	2.000%	3/8/19	815	812

10	Nissan Motor Acceptance Corp.	1.550%	9/13/19	60	59
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	160	156
10	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	338
10	Nissan Motor Acceptance Corp.	3.650%	9/21/21	750	752
10	Nissan Motor Acceptance Corp.	3.875%	9/21/23	1,800	1,801
	PACCAR Financial Corp.	2.500%	8/14/20	70	69
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	146
	TJX Cos. Inc.	2.750%	6/15/21	965	955
	TJX Cos. Inc.	2.500%	5/15/23	75	72
	Toyota Motor Corp.	3.183%	7/20/21	1,400	1,402
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	469
	Toyota Motor Credit Corp.	2.125%	7/18/19	2,425	2,414
	Toyota Motor Credit Corp.	2.200%	1/10/20	1,445	1,432
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	87
	Toyota Motor Credit Corp.	2.750%	5/17/21	290	287
	Toyota Motor Credit Corp.	3.400%	9/15/21	235	236
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,734
	Visa Inc.	2.800%	12/14/22	520	509
17	Volkswagen Leasing GmbH	1.000%	2/16/23	450	521
	Walmart Inc.	2.350%	12/15/22	765	739
	Walmart Inc.	3.400%	6/26/23	200	201

	Consumer Noncyclical (4.0%)
	Altria Group Inc.	9.250%	8/6/19	1,714	1,803
	Altria Group Inc.	4.750%	5/5/21	941	974
	AmerisourceBergen Corp.	3.500%	11/15/21	300	300
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	7,280	7,174
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	240
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,830	2,794
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	624
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	550	531
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	2,230	2,206
10	Aramark Services Inc.	5.000%	2/1/28	120	118
	AstraZeneca plc	3.500%	8/17/23	2,000	1,978
10	BAT Capital Corp.	3.222%	8/15/24	1,665	1,585
	Becton Dickinson & Co.	2.675%	12/15/19	1,100	1,094
	Becton Dickinson & Co.	3.125%	11/8/21	900	886
	Becton Dickinson & Co.	3.363%	6/6/24	550	531
	Campbell Soup Co.	3.650%	3/15/23	4,350	4,270
	Campbell Soup Co.	3.950%	3/15/25	250	242
	Campbell Soup Co.	4.150%	3/15/28	150	143
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	300	299
	Conagra Brands Inc.	4.950%	8/15/20	61	62
	CVS Health Corp.	2.250%	12/5/18	480	480
	CVS Health Corp.	3.350%	3/9/21	3,800	3,785
	CVS Health Corp.	3.700%	3/9/23	8,530	8,459
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	600
	Express Scripts Holding Co.	2.600%	11/30/20	1,100	1,081
	Express Scripts Holding Co.	4.750%	11/15/21	814	840
	Express Scripts Holding Co.	3.900%	2/15/22	400	401
	Express Scripts Holding Co.	3.000%	7/15/23	900	867
	Express Scripts Holding Co.	3.500%	6/15/24	1,000	972
14	FBG Finance Pty Ltd.	3.750%	8/7/20	510	376
	Gilead Sciences Inc.	1.850%	9/20/19	715	709
	Gilead Sciences Inc.	4.400%	12/1/21	650	671
	Gilead Sciences Inc.	3.700%	4/1/24	835	837
	Gilead Sciences Inc.	5.650%	12/1/41	200	229
10	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	306

	HCA Inc.	4.250%	10/15/19	585	589
	HCA Inc.	6.500%	2/15/20	545	567
	HCA Inc.	5.875%	3/15/22	120	127
10	Hologic Inc.	4.375%	10/15/25	350	334
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	2,555	2,549
	Kroger Co.	6.800%	12/15/18	150	151
	Kroger Co.	2.000%	1/15/19	300	299
	Kroger Co.	2.300%	1/15/19	760	759
	Kroger Co.	6.150%	1/15/20	450	468
	Kroger Co.	2.600%	2/1/21	950	931
	Kroger Co.	2.950%	11/1/21	790	776
	Kroger Co.	2.800%	8/1/22	400	387
	McKesson Corp.	2.284%	3/15/19	750	748
	Medtronic Inc.	2.500%	3/15/20	1,165	1,156
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	183
	Newell Brands Inc.	2.600%	3/29/19	94	94
	Newell Brands Inc.	2.875%	12/1/19	800	796
10	Pernod Ricard SA	5.750%	4/7/21	150	158
	Pharmacia LLC	6.500%	12/1/18	200	201
10	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,950	1,871
10	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	130	123
	Reynolds American Inc.	8.125%	6/23/19	1,306	1,353
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	1,990	1,969
	Stryker Corp.	2.000%	3/8/19	150	150
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	793	743
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,550	1,535

	Energy (5.0%)
	Andeavor	4.750%	12/15/23	500	517
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	865	880
	Andeavor Logistics LP / Tesoro Logistics
	Finance Corp.	3.500%	12/1/22	798	783
	Baker Hughes a GE Co. LLC / Baker Hughes
	Co-Obligor Inc.	2.773%	12/15/22	3,863	3,736
	BP Capital Markets plc	4.750%	3/10/19	1,260	1,272
	BP Capital Markets plc	1.676%	5/3/19	250	248
	BP Capital Markets plc	2.237%	5/10/19	3,950	3,932
	BP Capital Markets plc	2.521%	1/15/20	940	935
	BP Capital Markets plc	2.315%	2/13/20	3,795	3,760
	BP Capital Markets plc	4.500%	10/1/20	3,315	3,398
	BP Capital Markets plc	4.742%	3/11/21	1,530	1,583
	BP Capital Markets plc	3.062%	3/17/22	400	395
	BP Capital Markets plc	3.245%	5/6/22	900	893
	BP Capital Markets plc	2.520%	9/19/22	1,000	963
	BP Capital Markets plc	2.500%	11/6/22	360	348
	BP Capital Markets plc	2.750%	5/10/23	265	256
	BP Capital Markets plc	3.216%	11/28/23	2,485	2,437
	Cenovus Energy Inc.	5.700%	10/15/19	2,135	2,183
	Cenovus Energy Inc.	3.000%	8/15/22	350	336
	Continental Resources Inc.	5.000%	9/15/22	1,539	1,561
	Continental Resources Inc.	4.500%	4/15/23	430	438
	Continental Resources Inc.	3.800%	6/1/24	1,120	1,098
	Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	496
	Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	296
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	296
	Enbridge Energy Partners LP	3.116%	10/2/18	705	705

	Enbridge Energy Partners LP	3.119%	10/26/18	1,245	1,242
	Enbridge Energy Partners LP	4.375%	10/15/20	25	25
3,11	Enbridge Energy Partners LP	6.135%	10/1/77	30	30
	Energy Transfer Equity LP	4.250%	3/15/23	134	133
	Energy Transfer Partners LP	4.150%	10/1/20	981	994
	Energy Transfer Partners LP	4.650%	6/1/21	340	348
	Energy Transfer Partners LP	5.200%	2/1/22	815	847
	Energy Transfer Partners LP	4.200%	9/15/23	780	784
10	Eni SPA	4.000%	9/12/23	3,175	3,145
	Enterprise Products Operating LLC	5.200%	9/1/20	737	762
	EQT Corp.	2.500%	10/1/20	700	683
	EQT Corp.	4.875%	11/15/21	2,005	2,061
	EQT Corp.	3.000%	10/1/22	2,140	2,071
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	50	50
	Kinder Morgan Energy Partners LP	9.000%	2/1/19	125	127
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,000	1,047
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	810	846
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	129
	Kinder Morgan Inc.	3.050%	12/1/19	40	40
	Kinder Morgan Inc.	3.150%	1/15/23	300	292
	Kinder Morgan Inc.	7.750%	1/15/32	400	504
	Nabors Industries Inc.	5.000%	9/15/20	200	201
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.750%	9/1/20	200	207
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	660	697
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	205	212
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	810	822
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	1,735	1,801
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	50	54
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,520	1,615
10	Schlumberger Holdings Corp.	2.350%	12/21/18	100	100
	Shell International Finance BV	2.000%	11/15/18	325	325
	Shell International Finance BV	1.375%	9/12/19	1,500	1,480
	Shell International Finance BV	4.300%	9/22/19	750	761
	Shell International Finance BV	2.125%	5/11/20	1,300	1,282
	Shell International Finance BV	2.250%	11/10/20	490	483
	Shell International Finance BV	1.875%	5/10/21	2,350	2,274
	Shell International Finance BV	1.750%	9/12/21	400	385
	Shell International Finance BV	2.250%	1/6/23	3,775	3,605
	Southern Natural Gas Co. LLC / Southern
	Natural Issuing Corp.	4.400%	6/15/21	155	158
11	Spectra Energy Partners LP	3.016%	6/5/20	2,430	2,442
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	247
	Total Capital International SA	2.125%	1/10/19	1,130	1,129
	Total Capital International SA	2.875%	2/17/22	825	812
	Total Capital SA	4.450%	6/24/20	1,475	1,508
	Total Capital SA	4.250%	12/15/21	475	488
	TransCanada PipeLines Ltd.	3.125%	1/15/19	615	615
	TransCanada PipeLines Ltd.	2.125%	11/15/19	3,335	3,297
11	TransCanada PipeLines Ltd.	2.589%	11/15/19	3,225	3,230
	TransCanada PipeLines Ltd.	2.500%	8/1/22	365	350
	Western Gas Partners LP	4.750%	8/15/28	175	171
	Western Gas Partners LP	5.500%	8/15/48	175	165
	Williams Cos. Inc.	5.250%	3/15/20	1,779	1,823
	Williams Cos. Inc.	4.125%	11/15/20	50	50

	Williams Cos. Inc.	4.000%	11/15/21	395	397
	Williams Cos. Inc.	3.600%	3/15/22	670	666
	Williams Cos. Inc.	3.350%	8/15/22	125	123
	Williams Cos. Inc.	4.550%	6/24/24	245	249

	Other Industrial (0.4%)
17	Aroundtown SA	1.875%	1/19/26	500	570
13	Aroundtown SA	3.000%	10/16/29	619	757
10	CK Hutchison International 17 Ltd.	2.250%	9/29/20	2,365	2,308
10	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,061

	Technology (3.0%)
	Apple Inc.	2.100%	5/6/19	1,330	1,327
	Apple Inc.	1.550%	2/7/20	465	457
	Apple Inc.	2.150%	2/9/22	500	484
	Apple Inc.	2.500%	2/9/22	2,650	2,593
	Apple Inc.	2.400%	1/13/23	1,430	1,381
	Apple Inc.	2.400%	5/3/23	355	341
	Apple Inc.	3.000%	2/9/24	179	175
	Apple Inc.	3.450%	5/6/24	1,670	1,669
	Apple Inc.	2.850%	5/11/24	2,291	2,218
	Apple Inc.	2.750%	1/13/25	1,175	1,126
	Applied Materials Inc.	2.625%	10/1/20	580	573
	Baidu Inc.	2.750%	6/9/19	425	423
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.375%	1/15/20	580	573
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.200%	1/15/21	280	271
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.000%	1/15/22	3,750	3,652
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.650%	1/15/23	850	803
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.625%	1/15/24	820	797
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	3,890	4,088
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	1,610	1,615
10	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	3,280	3,320
	DXC Technology Co.	2.875%	3/27/20	660	655
	DXC Technology Co.	4.250%	4/15/24	705	706
17	DXC Technology Co.	1.750%	1/15/26	680	787
10	First Data Corp.	7.000%	12/1/23	1,045	1,088
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	447	447
10	Hewlett Packard Enterprise Co.	2.100%	10/4/19	2,220	2,200
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	730	733
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	750	771
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	746
	Microsoft Corp.	2.400%	2/6/22	285	279
	Microsoft Corp.	2.875%	2/6/24	1,485	1,452
10	MSCI Inc.	5.250%	11/15/24	1,186	1,213
	Oracle Corp.	2.800%	7/8/21	600	595
	Oracle Corp.	2.625%	2/15/23	1,348	1,306
	Oracle Corp.	3.625%	7/15/23	200	202
	Oracle Corp.	2.400%	9/15/23	600	572
	Oracle Corp.	2.950%	11/15/24	1,745	1,682
	QUALCOMM Inc.	2.600%	1/30/23	2,055	1,974
	QUALCOMM Inc.	2.900%	5/20/24	250	239

	Tyco Electronics Group SA	2.375%	12/17/18	350	350
	Tyco Electronics Group SA	2.350%	8/1/19	455	452
	Tyco Electronics Group SA	4.875%	1/15/21	45	46
	Tyco Electronics Group SA	3.500%	2/3/22	375	375
	Tyco Electronics Group SA	3.450%	8/1/24	230	224
	Verisk Analytics Inc.	5.800%	5/1/21	315	332
	Verisk Analytics Inc.	4.125%	9/12/22	450	454
	VMware Inc.	2.300%	8/21/20	650	639
	VMware Inc.	2.950%	8/21/22	970	934
	Xilinx Inc.	2.125%	3/15/19	490	489

	Transportation (0.9%)
10	Air Canada	7.750%	4/15/21	1,037	1,124
3,10	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	164	167
14	Asciano Finance Ltd.	5.400%	5/12/27	370	277
14	Aurizon Network Pty Ltd.	5.750%	10/28/20	530	404
14	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	173
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	59	62
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	478	499
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	44	45
3,20	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	508	537
3	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	894	972
3	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	168	183
3	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	352	366
3	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	63	63
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	39	39
	Delta Air Lines Inc.	2.875%	3/13/20	1,058	1,049
	Delta Air Lines Inc.	3.400%	4/19/21	2,885	2,856
	Delta Air Lines Inc.	3.800%	4/19/23	2,535	2,492
10	ERAC USA Finance LLC	2.800%	11/1/18	430	430
3,10	Heathrow Funding Ltd.	4.875%	7/15/23	865	894
14	Qantas Airways Ltd.	7.500%	6/11/21	450	360
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	248	260
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	92	96
3	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	267	265
3	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	1,113	1,058
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	402	420
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	146	155
					360,294
Utilities (3.5%)
	Electric (3.2%)
	Alabama Power Co.	3.375%	10/1/20	525	525
	American Electric Power Co. Inc.	2.150%	11/13/20	1,065	1,040
	Arizona Public Service Co.	8.750%	3/1/19	691	707
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	230

	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	97
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	890
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	655	643
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,295	1,257
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	635	638
	CMS Energy Corp.	6.250%	2/1/20	225	233
	Commonwealth Edison Co.	2.150%	1/15/19	160	160
	Commonwealth Edison Co.	4.000%	8/1/20	675	684
	Connecticut Light & Power Co.	5.500%	2/1/19	250	252
	Constellation Energy Group Inc.	5.150%	12/1/20	415	426
	Dominion Energy Inc.	1.875%	1/15/19	785	783
	Dominion Energy Inc.	5.200%	8/15/19	100	102
10,11	Dominion Energy Inc.	2.721%	12/1/20	4,840	4,834
	DTE Energy Co.	2.400%	12/1/19	1,810	1,792
	Duke Energy Ohio Inc.	5.450%	4/1/19	145	147
	Duke Energy Progress Llc	5.300%	1/15/19	70	71
	Edison International	2.400%	9/15/22	125	118
10	EDP Finance BV	4.125%	1/15/20	1,174	1,180
10	EDP Finance BV	5.250%	1/14/21	1,520	1,560
10	EDP Finance BV	3.625%	7/15/24	600	575
	Emera US Finance LP	2.150%	6/15/19	465	462
	Emera US Finance LP	2.700%	6/15/21	955	926
10	Enel Finance International NV	2.875%	5/25/22	3,390	3,232
10	Enel Finance International NV	4.250%	9/14/23	2,130	2,100
	Exelon Corp.	2.850%	6/15/20	710	704
	Exelon Corp.	2.450%	4/15/21	215	209
	Exelon Corp.	3.497%	6/1/22	186	183
	Exelon Generation Co. LLC	2.950%	1/15/20	1,426	1,420
	FirstEnergy Corp.	2.850%	7/15/22	1,940	1,869
	FirstEnergy Corp.	4.250%	3/15/23	663	671
10	FirstEnergy Transmission LLC	4.350%	1/15/25	493	499
	Fortis Inc.	2.100%	10/4/21	535	511
	Georgia Power Co.	2.000%	9/8/20	1,240	1,209
	Georgia Power Co.	2.400%	4/1/21	1,245	1,211
	ITC Holdings Corp.	2.700%	11/15/22	750	717
10	Kallpa Generacion SA	4.125%	8/16/27	200	185
	LG&E & KU Energy LLC	3.750%	11/15/20	325	326
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	42	42
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	100	98
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	704
	Argentine Republic	7.000%	9/1/22	265	299
	Pacific Gas & Electric Co.	3.500%	10/1/20	3,055	3,054
	Pacific Gas & Electric Co.	4.250%	5/15/21	400	405
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,504	1,489
	PacifiCorp	5.500%	1/15/19	114	115
	Pinnacle West Capital Corp.	2.250%	11/30/20	1,500	1,462
	PPL Capital Funding Inc.	4.200%	6/15/22	50	51
	PPL Capital Funding Inc.	3.500%	12/1/22	225	222
	Puget Energy Inc.	6.500%	12/15/20	375	397
	Puget Energy Inc.	6.000%	9/1/21	100	106
	Puget Energy Inc.	5.625%	7/15/22	675	714
	Southern California Edison Co.	2.900%	3/1/21	1,020	1,008
	Southern Co.	1.850%	7/1/19	1,784	1,770
	Southern Co.	2.150%	9/1/19	350	347
	Southern Co.	2.750%	6/15/20	1,120	1,108

	Southern Co.	2.350%	7/1/21	1,645	1,593
	Southern Power Co.	1.950%	12/15/19	865	853
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,227
14,15	Victoria Power Networks Finance Pty Ltd.	2.303%	1/17/22	200	142
	Western Massachusetts Electric Co.	3.500%	9/15/21	185	185

	Natural Gas (0.3%)
10	Engie SA	2.875%	10/10/22	175	170
11	Sempra Energy	2.589%	7/15/19	2,085	2,085
	Sempra Energy	2.400%	2/1/20	1,470	1,453
	Sempra Energy	2.400%	3/15/20	235	232
	Sempra Energy	2.850%	11/15/20	230	227
	Sempra Energy	2.900%	2/1/23	415	401
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	145

	Other Utility (0.0%)
13	Anglian Water Services Financing plc	2.625%	6/15/27	175	215
14	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	160	117
14	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	59
					57,873
Total Corporate Bonds (Cost $855,473)					842,539
Sovereign Bonds (8.1%)
10	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	444
	Arab Republic of Egypt	6.125%	1/31/22	15	15
17	Arab Republic of Egypt	4.750%	4/16/26	200	222
17	Argentine Republic	3.875%	1/15/22	600	632
	Argentine Republic	5.625%	1/26/22	507	458
17	Argentine Republic	3.375%	1/15/23	506	503
	Argentine Republic	6.875%	1/26/27	100	85
10	Avi Funding Co. Ltd.	2.850%	9/16/20	275	271
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	222
10	Banco do Brasil SA	4.625%	1/15/25	200	183
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	1,200	1,225
10	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	205
10	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	415
10	Bermuda	5.603%	7/20/20	455	473
10	Bermuda	4.138%	1/3/23	200	203
10	Bermuda	4.854%	2/6/24	200	209
10	BNG Bank NV	2.125%	12/14/20	1,262	1,238
10	BOC Aviation Ltd.	2.375%	9/15/21	350	334
	Caixa Economica Federal	4.500%	10/3/18	530	530
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	493
10	CDP Financial Inc.	4.400%	11/25/19	1,540	1,565
10	CDP Financial Inc.	3.150%	7/24/24	670	660
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	196
3	City of Buenos Aires	8.950%	2/19/21	300	301
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	197
10	CNPC General Capital Ltd.	2.750%	5/14/19	235	234
	Corp. Andina de Fomento	2.200%	7/18/20	1,614	1,580
	Corp. Andina de Fomento	2.125%	9/27/21	755	727
	Corp. Andina de Fomento	4.375%	6/15/22	750	768
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	204
10	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	153
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	780	785
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	401
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	231	225

	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	204
10	CPPIB Capital Inc.	1.250%	9/20/19	1,763	1,736
10,21	Dexia Credit Local SA	2.250%	1/30/19	1,225	1,223
10	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,412
10,21	Dexia Credit Local SA	1.875%	9/15/21	235	226
10	Dexia Credit Local SA	2.375%	9/20/22	250	241
	Dominican Republic	6.600%	1/28/24	185	196
	Ecopetrol SA	7.625%	7/23/19	1,000	1,036
10	Electricite de France SA	2.150%	1/22/19	810	809
10	Electricite de France SA	4.500%	9/21/28	2,745	2,704
	Emirate of Abu Dhabi	3.125%	10/11/27	970	916
	Equinor ASA	2.250%	11/8/19	500	496
	Export-Import Bank of China	2.500%	7/31/19	200	199
	Export-Import Bank of India	2.750%	4/1/20	200	196
	Export-Import Bank of India	2.750%	8/12/20	200	195
11	Export-Import Bank of Korea	3.011%	5/26/19	285	286
	Export-Import Bank of Korea	2.375%	8/12/19	450	446
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,318
11	Export-Import Bank of Korea	2.807%	10/21/19	200	200
	Export-Import Bank of Korea	5.125%	6/29/20	500	513
	Export-Import Bank of Korea	3.000%	11/1/22	400	390
11	Export-Import Bank of Korea	3.268%	11/1/22	200	202
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	500	500
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	150
10	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	499
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	200	205
	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	200	200
11	ICBCIL Finance Co. Ltd.	4.008%	11/13/18	200	200
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	198
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	198
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	552
	Industrial & Commercial Bank of China Ltd.	1.875%	5/23/19	200	198
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	650	647
11	Industrial & Commercial Bank of China Ltd.	3.093%	11/8/20	500	501
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	245
22	Japan Bank for International Cooperation	2.125%	7/21/20	945	928
11,22	Japan Bank for International Cooperation	2.737%	7/21/20	144	145
22	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	254
10	KazMunayGas National Co. JSC	3.875%	4/19/22	280	280
10	KazMunayGas National Co. JSC	6.375%	10/24/48	400	420
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,305	1,258
10,17	Kingdom of Spain	2.700%	10/31/48	3,852	4,583
11	Korea Development Bank	2.686%	7/3/19	930	930
	Korea Development Bank	1.375%	9/12/19	525	515
	Korea Development Bank	2.500%	3/11/20	200	197
	Korea National Oil Corp.	2.750%	1/23/19	350	350
10	Korea Southern Power Co. Ltd.	3.000%	1/29/21	495	488
10	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	200
	KSA Sukuk Ltd.	2.894%	4/20/22	1,935	1,884
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	468
	NongHyup Bank	2.625%	11/1/18	200	200
	North American Development Bank	2.300%	10/10/18	150	150
	NTPC Ltd.	4.250%	2/26/26	200	191
10	OCP SA	5.625%	4/25/24	200	205
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,300
10	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	199

	Ooredoo International Finance Ltd.	7.875%	6/10/19	430	443
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	1,140	1,139
10	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	200
	Petrobras Global Finance BV	6.125%	1/17/22	476	491
	Petrobras Global Finance BV	4.375%	5/20/23	367	348
	Petrobras Global Finance BV	5.299%	1/27/25	532	495
	Petrobras Global Finance BV	8.750%	5/23/26	185	203
	Petrobras Global Finance BV	7.375%	1/17/27	240	243
	Petroleos Mexicanos	8.000%	5/3/19	5,079	5,219
	Petroleos Mexicanos	6.000%	3/5/20	76	78
	Petroleos Mexicanos	5.500%	1/21/21	4,914	5,073
	Petroleos Mexicanos	6.875%	8/4/26	1,140	1,198
	Petroleos Mexicanos	6.500%	3/13/27	55	56
	Petronas Capital Ltd.	5.250%	8/12/19	250	254
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	200	198
10,17	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	2,065	2,450
	Province of Alberta	1.900%	12/6/19	630	621
10	Province of Alberta	1.750%	8/26/20	3,734	3,640
	Province of Nova Scotia	8.250%	7/30/22	315	366
	Province of Ontario	1.625%	1/18/19	1,480	1,475
	Province of Ontario	2.000%	1/30/19	382	381
	Province of Ontario	1.250%	6/17/19	595	588
	Province of Ontario	4.400%	4/14/20	629	641
	Province of Ontario	1.875%	5/21/20	230	226
12	Province of Quebec	2.483%	9/21/20	400	401
	Province of Quebec	2.750%	8/25/21	715	707
3,10	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	44	45
3	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	162	165
	Republic of Colombia	7.375%	3/18/19	6,482	6,609
	Republic of Colombia	4.375%	7/12/21	1,600	1,630
	Republic of Croatia	6.750%	11/5/19	3,076	3,185
	Republic of Guatemala	5.750%	6/6/22	385	399
	Republic of Hungary	4.000%	3/25/19	200	201
	Republic of Hungary	6.250%	1/29/20	2,811	2,920
	Republic of Hungary	6.375%	3/29/21	730	779
	Republic of Hungary	5.750%	11/22/23	295	320
	Republic of Indonesia	11.625%	3/4/19	200	207
	Republic of Indonesia	4.875%	5/5/21	1,120	1,152
10	Republic of Indonesia	3.700%	1/8/22	400	397
	Republic of Indonesia	3.750%	4/25/22	400	397
	Republic of Indonesia	5.875%	1/15/24	1,020	1,095
	Republic of Korea	7.125%	4/16/19	200	204
	Republic of Lithuania	7.375%	2/11/20	3,570	3,775
10	Republic of Lithuania	6.125%	3/9/21	195	208
	Republic of Lithuania	6.125%	3/9/21	1,205	1,283
	Republic of Panama	9.375%	4/1/29	55	78
	Republic of Paraguay	4.700%	3/27/27	200	199
	Republic of Poland	6.375%	7/15/19	1,115	1,146
	Republic of Poland	5.125%	4/21/21	690	722
	Republic of Poland	5.000%	3/23/22	1,020	1,074
	Republic of Serbia	5.875%	12/3/18	2,084	2,091
	Republic of Serbia	4.875%	2/25/20	695	704
	Republic of Serbia	7.250%	9/28/21	950	1,033
	Republic of Slovenia	5.500%	10/26/22	280	300
10	Republic of Slovenia	5.250%	2/18/24	300	324
	Republic of the Philippines	8.375%	6/17/19	890	924
	Republic of the Philippines	9.500%	2/2/30	250	370
	Republic of Turkey	7.000%	6/5/20	3,817	3,855

	Republic of Turkey	5.750%	3/22/24	215	202
	Republic of Turkey	4.250%	4/14/26	100	84
	Russian Federation	4.750%	5/27/26	200	200
	Russian Federation	5.250%	6/23/47	1,000	960
	SABIC Capital II BV	2.625%	10/3/18	400	399
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	235	235
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	400	406
10	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	609
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	200	197
10	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	785	771
10	Sinopec Group Overseas Development 2018
	Ltd.	4.125%	9/12/25	680	670
11	State Bank of India	3.287%	4/6/20	1,100	1,103
	State of Israel	4.000%	6/30/22	845	860
	State of Israel	3.150%	6/30/23	200	197
	State of Israel	2.875%	3/16/26	215	203
	State of Isral	3.250%	1/17/28	918	882
	State of Kuwait	2.750%	3/20/22	1,148	1,120
	State of Qatar	6.550%	4/9/19	410	418
	State of Qatar	5.250%	1/20/20	1,000	1,026
	State of Qatar	5.103%	4/23/48	200	208
	Sultanate of Oman	5.375%	3/8/27	200	194
10	Temasek Financial I Ltd.	4.300%	10/25/19	250	253
23	United Mexican States	8.000%	12/7/23	140,000	7,551
23	United Mexican States	10.000%	12/5/24	9,000	532
	YPF SA	8.875%	12/19/18	155	155
Total Sovereign Bonds (Cost $138,054)					136,298
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	5	5
	California GO	6.200%	10/1/19	350	361
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	150	150
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	49	49
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	146	146
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	2.098%	8/1/19	411	409
	University of California Revenue	1.745%	5/15/19	250	249
Total Taxable Municipal Bonds (Cost $1,372)					1,369

					Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
§,16	Lehman Brothers Holdings Inc. Pfd.
	(Cost $694)	7.250%		Perpetual	700	—

Temporary Cash Investments (4.6%)
Money Market Fund (2.3%)
24	Vanguard Market Liquidity Fund	2.209%			384,790	38,479

					Face
					Amount
					($000)
Certificates of Deposit (0.4%)
	Cooperatieve Rabobank UA	1.980%		10/25/19	6,185	6,109

Commercial Paper (1.9%)
10,19	Air Liquide US LLC	2.471%		11/19/18	500	498
10,19	CNH Industrial Capital LLC	2.952%		10/22/18	80	80
19	CNH Industrial Capital LLC	2.952%		10/23/18	660	659
19	Enbridge Energy Partners LP	3.116%		10/5/18	1,070	1,069
19	Enbridge Energy Partners LP	3.073%		10/9/18	1,065	1,064
19	Engie SA	1.937%		11/8/18	1,155	1,152
19	Eni Finance USA Inc	2.365%		11/30/18	1,260	1,255
19	Eni Finance USA Inc	2.490%		1/29/19	500	495
10,19	Eni Finance USA Inc	2.490%		2/1/19	3,810	3,773
10,19	Erp Operating LP	2.339%		10/1/18	350	350
10,19	JP Morgan Securities LLC	2.344%		1/28/19	5,520	5,473
19	KFW	2.103%		1/17/19	6,170	6,126
10,19	KFW	2.098%		1/18/19	2,455	2,437
10,19	KFW	2.103%		1/22/19	7,450	7,393
						31,824
Total Temporary Cash Investments (Cost $76,517)						76,412

					Notional
		Expiration	Exercise		Amount
		Date	Price	Contracts	($000)
Options Purchased (0.0%)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts		10/26/18	120.00	15	1,800	1

					Notional
					Amount on
					Underlying
			Expiration	Exercise	Swap
		Counterparty	Date	Rate	($000)
OTC Credit Default Swaptions Purchased (0.0%)
Put Swaptions
CDX-NA-IG-S30-V1, Pays 1.00% Quarterly		DBAG	10/17/18	67.50%	5,375	—
Total Options Purchased (Cost $6)						1
Total Investments (100.0%) (Cost $1,695,105)						1,673,028
Other Asset and Liabilities-Net (0.0%)						(348)
Net Assets (100%)						1,672,680

§ Security value determined using significant unobservable inputs.

1	Securities with a value of $578,000 have been segregated as initial margin for open cleared swap contracts.
2	Securities with a value of $1,017,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2018.
6	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8	Inverse floating rate Interest-only security whose interest rate is derived by subtracting 1-month USD LIBOR from a cap.
9	Interest-only security.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $365,827,000, representing 21.9% of net assets.
11	Adjustable-rate security based upon 3-month USD LIBOR plus spread.
12	Adjustable-rate security based upon 1-month USD LIBOR plus spread.
13	Face amount denominated in British pounds.
14	Face amount denominated in Australian dollars.
15	Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
16	Non-income-producing security—-security in default.
17	Face amount denominated in euro.
18	Scheduled principal and interest payments are guaranteed by bank letter of credit.
19	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At September 30, 2018, the aggregate value of these securities was $31,824,000, representing 1.9% of net assets.
20	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
21	Guaranteed by multiple countries.
22	Guaranteed by the Government of Japan.
23	Face amount denominated in Mexican peso.
24	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DBAG—Deutsche Bank AG. GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	14	118.50	1,659	(8)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	29	119.00	3,451	(9)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	14	119.50	1,673	(2)

10-Year U.S. Treasury Note Futures
Contract	10/26/2018	29	120.50	3,495	(1)

					(20)

Put Options
10-Year U.S. Treasury Note Futures
Contract	11/23/2018	30	118.50	3,555	(15)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	14	118.50	1,659	(4)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	29	119.00	3,451	(15)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	14	119.50	1,673	(12)
10-Year U.S. Treasury Note Futures
Contract	10/26/2018	14	120.00	1,680	(18)

					(64)

					(84)

				Notional
				Amount on	Market
		Expiration	Exercise	Underlying	Value
	Counterparty	Date	Rate	Swap ($000)	($000)

OTC Credit Default Swaptions

Call Swaptions
CDX-NA-IG-S30-V1, Receives 1.00%
Quarterly	DBAG	10/17/18	60.00%	5,375	(13)
CDX-NA-IG-S31-V1, Receives 1.00%
Quarterly	DBAG	11/21/18	62.50%	3,615	(6)

					(19)

Put Swaptions
CDX-NA-IG-S30-V1, Pays 1.00%
Quarterly	DBAG	10/17/18	60.00%	5,375	(1)
CDX-NA-IG-S31-V1, Pays 1.00%
Quarterly	DBAG	11/21/18	62.50%	3,615	(5)

					(6)

					(25)

Total Options Written (Premiums Received $108)					(109)

DBAG—Deutsche Bank AG.

Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional Appreciation
		Expiration	Contracts		Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note		December 2018		464	52,189	(74)
2-Year U.S. Treasury Note		December 2018		37	7,797	(3)
Euro-Bund		December 2018		22	4,056	1
						(76)
Short Futures Contracts
10-Year U.S. Treasury Note		December 2018		(107)	(12,710)	2
Euro-Buxl		December 2018		(31)	(6,274)	96
Long Gilt		December 2018		(21)	(3,310)	21
Ultra Long U.S. Treasury Bond		December 2018		(17)	(2,623)	(2)
Euro-Bobl		December 2018		(10)	(1,518)	5
AUD 3-Year Treasury Bond		December 2018		(16)	(1,287)	3
Ultra 10-Year U.S. Treasury Note		December 2018		(8)	(1,008)	(1)
30-Year U.S. Treasury Bond		December 2018		(7)	(984)	17
AUD 10-Year Treasury Bond		December 2018		(8)	(745)	6
						147
						71

Forward Currency Contracts
						Unrealized
						Appreciation
	Contract Settlement			Contract Amount (000) (Depreciation)
Counterparty	Date	Receive			Deliver	($000)
Goldman Sachs Bank AG	10/15/18	EUR	1,125	USD	1,315	(8)
Bank of America, N.A.	10/15/18	EUR	500	USD	584	(3)
UBS AG	10/15/18	EUR	173	USD	203	(3)
Deutsche Bank AG	10/15/18	USD	15,403	EUR	13,148	120
Goldman Sachs Bank AG	10/15/18	USD	8,092	MXN	153,061	(65)
Toronto-Dominion Bank	11/15/18	USD	5,489	AUD	7,404	135
Bank of America, N.A.	10/15/18	USD	4,160	GBP	3,169	26
UBS AG	10/15/18	USD	1,221	GBP	926	13
JPMorgan Chase Bank, N.A.	10/15/18	USD	800	EUR	679	11
Goldman Sachs Bank AG	11/15/18	USD	686	AUD	924	18
BNP Paribas	11/15/18	USD	107	AUD	146	1
Goldman Sachs Bank AG	10/15/18	USD	93	EUR	80	—
Citibank, N.A.	11/15/18	USD	93	AUD	129	—
						245

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value (Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S30-V1	6/20/23	USD	723	5.000	57	3

CDX-NA-IG-S30-V1	6/20/23	USD	3,569	1.000	71	7

iTraxx Europe-S30-V1	12/20/23	EUR	1,807	1.000	34	(1)
						9

Credit Protection Purchased
CDX-NA-IG-S31-V1	12/20/23	USD	360	(1.000)	(7)	—
						9

1	Periodic premium received/paid quarterly. EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination	Counter	Amount	(Paid)[2]	Value	(Paid)	(Depreciation)
Reference Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	245	1.000	4	—	4
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	160	1.000	3	(1)	2
Berkshire Hathaway
Inc./Aa2	12/20/21	GSI	350	1.000	7	(2)	5
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000	16	(11)	5
Berkshire Hathaway
Inc./Aa2	12/20/22	BARC	415	1.000	8	(6)	2
Danske Bank A/S
/A2	6/20/23	BNPSW	150[1]	1.000	3	(3)	—

General Electric
Capital Corp./A2	12/20/19	DBAG	710	1.000	7	(4)	3
Intesa Sanpaolo
SPA/Baa1	6/20/23	CITNA	1,650[1]	1.000	(52)	42	(10)

Metlife/A3	12/20/20	GSCM	350	1.000	6	—	6

Metlife/A3	12/20/21	BARC	160	1.000	3	—	3
Ministry of Finance
Malaysia/A3	12/20/23	BOANA	480	1.000	1	1	2
Ministry of Finance
Malaysia/A3	12/20/23	BARC	250	1.000	1	—	1
People’s Republic of
China/A3	6/20/22	BNPSW	665	1.000	14	(4)	10
People’s Republic of
China/A3	12/20/23	GSI	1,150	1.000	23	(21)	2
Republic of
Chile/Aa3	6/20/23	BNPSW	700	1.000	18	(15)	3
Republic of
Chile/Aa3	12/20/23	BOANA	500	1.000	13	(12)	1
Republic of
Indonesia/Baa2	12/20/23	JPMC	425	1.000	(6)	7	1
Republic of
Indonesia/Baa2	12/20/23	BNPSW	225	1.000	(3)	5	2

Republic of Peru/A3	12/20/23	BOANA	110	1.000	1	(1)	—

Republic of Peru/A3	12/20/23	BNPSW	110	1.000	1	(1)	—
Russian
Federation/Ba1	12/20/23	JPMC	800	1.000	(17)	23	6
Russian
Federation/Ba1	12/20/23	GSI	200	1.000	(4)	6	2

Southern Co./Baa2	6/20/22	JPMC	3,270	1.000	61	(41)	20
Valeo SA./Baa2	6/20/23	GSI	435[1]	1.000	—	—	—
Valeo SA./Baa2	6/20/23	JPMC	370[1]	1.000	—	(1)	(1)
Valeo SA./Baa2	12/20/23	GSI	300[1]	1.000	(2)	—	(2)
Verizon
Communications
Inc./Baa1	12/20/22	GSI	835	1.000	18	(12)	6

Total					124	(51)	73

Credit Protection
Purchased

Aetna Inc.	12/20/19	CSFBI	475	(1.000)	(6)	4	(2)

Altria Group	12/20/21	GSI	1,740	(1.000)	(47)	34	(13)

Altria Group	12/20/21	GSI	350	(1.000)	(9)	7	(2)

Altria Group	12/20/21	GSI	230	(1.000)	(6)	4	(2)
American International
Group Inc.	6/20/20	BOANA	280	(1.000)	(4)	2	(2)
American International
Group Inc.	6/20/20	BOANA	280	(1.000)	(4)	2	(2)
American International
Group Inc.	12/20/20	GSCM	350	(1.000)	(6)	4	(2)
American International
Group Inc.	12/20/20	GSCM	175	(1.000)	(3)	(1)	(4)

Autozone Inc.	12/20/20	GSCM	240	(1.000)	(5)	4	(1)
Bank of America
Corp.	3/20/20	GSCM	520	(1.000)	(6)	2	(4)
Bank of China Ltd.	12/20/21	BNPSW	300	(1.000)	(6)	(1)	(7)
Bank of China Ltd.	6/20/22	BNPSW	665	(1.000)	(13)	—	(13)
Bank of China Ltd.	6/20/23	BNPSW	515	(1.000)	(9)	8	(1)
Barclays Bank plc	6/20/22	BOANA	845[1]	(1.000)	(17)	13	(4)
Barclays Bank plc	6/20/22	CSFBI	845[1]	(1.000)	(17)	14	(3)
Barclays Bank plc	12/20/22	CITNA	334[1]	(1.000)	12	(12)	—
CECONOMY AG	6/20/22	BARC	580[1]	(1.000)	(1)	(1)	(2)
CECONOMY AG	6/20/22	BARC	415[1]	(1.000)	(1)	(1)	(2)
CECONOMY AG	6/20/22	BARC	415[1]	(1.000)	(1)	(1)	(2)
CECONOMY AG	6/20/22	BARC	165[1]	(1.000)	—	—	—
CECONOMY AG	6/20/22	BARC	165[1]	(1.000)	—	—	—
CECONOMY AG	6/20/22	BARC	165[1]	(1.000)	—	(1)	(1)
Commerzbank AG	6/20/21	BOANA	590	(1.000)	(8)	(4)	(12)
CVS Health Corp.	12/20/20	BOANA	240	(1.000)	(4)	4	—
CVS Health Corp.	12/20/20	BOANA	240	(1.000)	(4)	4	—
CVS Health Corp.	12/20/20	BOANA	120	(1.000)	(2)	2	—
CVS Health Corp.	12/20/20	BOANA	120	(1.000)	(2)	1	(1)
CVS Health Corp.	12/20/21	JPMC	700	(1.000)	(16)	13	(3)
CVS Health Corp.	12/20/21	BARC	465	(1.000)	(10)	10	—
CVS Health Corp.	12/20/21	BARC	160	(1.000)	(4)	3	(1)
Deutsche Bank AG	12/20/22	JPMC	830	(1.000)	3	3	6
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(48)	38	(10)
Dominion Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(48)	37	(11)
Dominion Energy Inc.	6/20/22	JPMC	410	(1.000)	(11)	11	—
EI du Pont de
Nemours & Co.	12/20/20	JPMC	625	(1.000)	(12)	7	(5)
Exelon Corp.	6/20/22	JPMC	655	(1.000)	(18)	16	(2)
Exelon Corp.	6/20/22	JPMC	410	(1.000)	(11)	10	(1)
Federal Express
Corp.	12/20/18	GSCM	520	(1.000)	(1)	—	(1)
Federative Republic
of Brazil	12/20/25	BOANA	578	(1.000)	65	(120)	(55)

Federative Republic
of Brazil	12/20/25	GSCM	275	(1.000)	31	(53)	(22)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)	(2)	(1)	(3)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000)	(2)	1	(1)
Lincoln National
Corp.	12/20/21	BARC	160	(1.000)	(3)	—	(3)
McDonald’s Corp.	6/20/22	GSI	675	(1.000)	(20)	16	(4)
McKesson Corp.	3/20/19	JPMC	430	(1.000)	(2)	1	(1)
McKesson Corp.	3/20/19	JPMC	430	(1.000)	(2)	1	(1)
Raytheon Co.	12/20/21	GSI	585	(1.000)	(16)	14	(2)
Raytheon Co.	12/20/21	GSI	580	(1.000)	(16)	14	(2)
Republic of Chile	6/20/23	CITNA	700	(1.000)	(20)	16	(4)
Republic of Turkey	12/20/19	GSI	815	(1.000)	18	(5)	13
Republic of Turkey	12/20/19	GSI	575	(1.000)	13	(4)	9
Republic of Turkey	6/20/20	BNPSW	1,200	(1.000)	39	(5)	34
Republic of Turkey	6/20/20	BNPSW	615	(1.000)	20	(5)	15
Republic of Turkey	6/20/20	GSI	500	(1.000)	16	(2)	14
Republic of Turkey	6/20/20	BNPSW	490	(1.000)	16	(1)	15
Republic of Turkey	6/20/23	BNPSW	660	(1.000)	67	(28)	39
Republic of Turkey	6/20/23	GSI	400	(1.000)	41	(16)	25
Sempra Energy	6/20/22	JPMC	655	(1.000)	(17)	16	(1)
Sempra Energy	6/20/22	JPMC	410	(1.000)	(10)	10	—
Societe General SA	12/20/21	JPMC	235	(1.000)	(5)	1	(4)
Standard Chartered
Bank	12/20/21	JPMC	395	(1.000)	(9)	(1)	(10)
State of Qatar	6/20/22	CITNA	50	(1.000)	(1)	—	(1)
Telia Company AB	6/20/23	BARC	600[1]	(1.000)	(21)	17	(4)
United Mexican
States	12/20/18	DBAG	100	(1.000)	—	—	—
United Mexican
States	12/20/23	JPMC	1,830	(1.000)	10	(14)	(4)
United Mexican
States	12/20/23	GSCM	1,300	(1.000)	7	(24)	(17)
UnitedHealth Group
Inc.	12/20/19	CSFBI	475	(1.000)	(6)	4	(2)
UnitedHealth Group
Inc.	6/20/20	CSFBI	470	(1.000)	(8)	6	(2)
Wells Fargo & Co.	9/20/20	BOANA	620	(1.000)	(10)	5	(5)
Total					(172)	78	(94)

(48)	27	(21)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Beteiligungs AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

At September 30, 2018, the counterparties had deposited in segregated accounts securities with a value of $289,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)2	(Paid)3	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
7/16/19	N/A	2,000	2.088	(2.339)	(10)	(10)
11/21/19	N/A	3,250	1.891	(2.312)	(34)	(34)
12/19/19	12/19/181	5,714	2.500	(0.000)	(24)	(3)
12/18/20	N/A	4,840	2.117	(2.337)	(92)	(92)
12/18/20	N/A	2,430	2.110	(2.337)	(47)	(47)
12/21/20	12/19/181	1,208	2.750	(0.000)	(8)	(1)
12/20/21	12/19/181	5,702	(2.750)	0.000	58	11
12/19/22	12/19/181	6,287	(2.750)	0.000	85	18
12/19/23	12/19/181	1,329	(2.750)	0.000	22	3
12/19/25	12/19/181	8,614	(2.750)	0.000	203	55
					153	(100)

1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Fixed interest payment received/paid semiannually.
3	Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	254,389	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	362,020	—
Corporate Bonds	—	842,539	—
Sovereign Bonds	—	136,298	—
Taxable Municipal Bonds	—	1,369	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	38,479	37,933	—
Options Purchased	1	—	—
Options Written	(84)	(25)	—
Futures Contracts—Assets[1]	20	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Forward Currency Contracts—Assets	—	324	—
Forward Currency Contracts—Liabilities	—	(79)	—
Swap Contracts—Assets	4[1]	256	—
Swap Contracts—Liabilities	(10)[1]	(277)	—
Total	38,408	1,634,747	—
1 Represents variation margin on the last day of the reporting period.
2 Market value of convertible preferred stocks based on Level 3 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

By:	VANGUARD VARIABLE INSURANCE FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	VANGUARD VARIABLE INSURANCE FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

By:	VANGUARD VARIABLE INSURANCE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216,
Incorporated by Reference.